UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

Xtrackers Cybersecurity Select Equity ETF

PSWD  :  Nasdaq Stock Market

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$19Footnote Reference(a)	0.20%

(a) Based on the period July 13, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF ("the Fund") for the period July 13, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive Cyber Security ESG Screened Index. The Underlying Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

The Fund returned  13.87% for the period ended May 31, 2024. The Fund's underlying index returned  13.92% and the Fund's broad-based index the MSCI ACWI Index returned  15.03% during the same period.

Systems Software, Research & Consulting Services and Application Software were the major positive contributors, while Internet Services & Infrastructure and IT Consulting & Other Services detracted most from performance. From a geographical perspective, the United States, the United Kingdom and Australia were the major positive contributors, while Canada, Germany and Denmark contributed negatively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Cybersecurity Select Equity ETF - NAV	Solactive Cyber Security ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,607	$10,520	$9,979
8/31/23	$10,507	$10,520	$9,979
9/30/23	$10,184	$10,188	$9,559
10/31/23	$9,657	$9,663	$9,241
11/30/23	$11,076	$11,071	$10,095
12/31/23	$12,109	$12,108	$10,624
1/31/24	$12,425	$12,378	$10,648
2/29/24	$12,766	$12,767	$11,093
3/31/24	$12,388	$12,388	$11,437
4/30/24	$11,739	$11,737	$11,056
5/31/24	$11,387	$11,392	$11,503

Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

MSCI ACWI Index captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund/Index	Since Inception 7/13/23
Xtrackers Cybersecurity Select Equity ETF - NAV	13.87%
Xtrackers Cybersecurity Select Equity ETF - Market	14.45%
Solactive Cyber Security ESG Screened Index	13.92%
MSCI ACWI Index	15.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	5,655,387
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	9,943

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	44.1% of Net Assets
Palo Alto Networks, Inc.	5.3%
Crowdstrike Holdings, Inc.	4.8%
Zscaler, Inc.	4.4%
Check Point Software Technologies Ltd.	4.4%
Varonis Systems, Inc.	4.4%
CyberArk Software Ltd.	4.3%
Okta, Inc.	4.2%
Trend Micro, Inc.	4.1%
Qualys, Inc.	4.1%
Fortinet, Inc.	4.1%

Sector Diversification

Sector	% of Net Assets
Systems Software	58%
Internet Services & Infrastructure	13%
Application Software	12%
IT Consulting & Other Services	12%
Communications Equipment	3%
Research & Consulting Services	2%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the cybersecurity field also face heightened risk caused by obsolescence due to rapid technological developments, by potential loss or impairment of patent and intellectual property rights and by the risk of cyber-attacks. Incorporation of ESG criteria in the fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

PSWD-TSRA

R-101067-1 (7/24) DBX006014 (7/25)

Xtrackers International Real Estate ETF

HAUZ  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$10	0.10%

Gross expense ratio as of the latest prospectus: 0.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers International Real Estate ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index. The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

The Fund returned  8.91% for the period ended May 31, 2024. The Fund's underlying index returned  8.95% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

Diversified Real Estate Activities, Real Estate Operating Companies and Industrial REITs were the major positive contributors, while Office REITs, Multi-Family Residential REITs and Communications Equipment sectors detracted from performance. From a geographical perspective, Australia, Germany and Sweden were the major positive contributors, while Hong Kong, Singapore and Thailand contributed negatively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers International Real Estate ETF - NAV	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index)	MSCI ACWI ex USA Index
'14	$10,000	$10,000	$10,000
'14	$10,091	$10,107	$10,167
'14	$10,454	$10,508	$10,524
'14	$10,522	$10,530	$10,604
'14	$10,057	$10,066	$9,836
'14	$10,355	$10,330	$10,105
'14	$10,355	$10,353	$9,974
'14	$10,184	$10,267	$9,762
'15	$10,439	$10,525	$9,908
'15	$10,732	$10,835	$10,223
'15	$10,812	$10,889	$10,196
'15	$11,272	$11,330	$10,791
'15	$11,078	$11,178	$10,505
'15	$10,687	$10,747	$10,092
'15	$10,382	$10,423	$9,585
'15	$9,489	$9,566	$8,612
'15	$9,293	$9,386	$8,414
'15	$9,876	$9,947	$9,048
'15	$9,640	$9,704	$8,821
'15	$9,645	$9,733	$8,847
'16	$8,987	$9,090	$8,154
'16	$8,917	$9,011	$8,081
'16	$9,575	$9,679	$9,015
'16	$9,567	$9,677	$9,009
'16	$9,640	$9,752	$8,869
'16	$9,702	$9,807	$9,057
'16	$10,108	$10,249	$9,561
'16	$10,330	$10,469	$9,760
'16	$10,413	$10,579	$9,934
'16	$10,322	$10,488	$9,769
'16	$10,247	$10,417	$9,552
'16	$10,226	$10,393	$9,445
'17	$10,584	$10,777	$9,993
'17	$10,818	$11,034	$10,337
'17	$11,102	$11,332	$10,655
'17	$11,328	$11,566	$10,823
'17	$11,601	$11,847	$11,111
'17	$11,789	$12,055	$11,317
'17	$12,222	$12,513	$11,901
'17	$12,372	$12,675	$12,023
'17	$12,401	$12,711	$11,988
'17	$12,892	$13,228	$12,475
'17	$12,899	$13,241	$12,551
'17	$13,147	$13,517	$12,938
'18	$13,889	$14,268	$13,807
'18	$13,377	$13,765	$13,154
'18	$13,071	$13,454	$12,845
'18	$13,299	$13,713	$12,991
'18	$13,248	$13,659	$12,883
'18	$12,932	$13,346	$12,400
'18	$13,070	$13,495	$12,533
'18	$13,002	$13,455	$12,393
'18	$12,818	$13,268	$12,222
'18	$11,659	$12,076	$10,968
'18	$11,996	$12,429	$11,457
'18	$11,730	$12,151	$11,137
'19	$12,496	$12,958	$11,948
'19	$12,742	$13,254	$11,030
'19	$13,195	$13,734	$11,095
'19	$12,972	$13,501	$11,388
'19	$12,878	$13,408	$10,777
'19	$13,302	$13,842	$11,426
'19	$13,221	$13,757	$11,288
'19	$13,168	$13,694	$10,939
'19	$13,406	$13,942	$11,221
'19	$13,838	$14,393	$11,612
'19	$13,774	$14,326	$11,715
'19	$14,208	$14,774	$12,222
'20	$14,087	$14,653	$11,894
'20	$13,060	$13,583	$10,953
'20	$10,175	$10,575	$9,367
'20	$10,872	$11,296	$10,077
'20	$10,974	$11,399	$10,407
'20	$11,220	$11,643	$10,877
'20	$11,436	$11,867	$11,362
'20	$11,987	$12,438	$11,849
'20	$11,648	$12,088	$11,557
'20	$11,252	$11,677	$11,309
'20	$12,835	$13,324	$12,830
'20	$13,320	$13,822	$13,524
'21	$13,089	$13,582	$13,553
'21	$13,409	$13,911	$13,821
'21	$13,615	$14,121	$13,996
'21	$14,088	$14,607	$14,408
'21	$14,510	$15,045	$14,843
'21	$14,457	$14,984	$14,763
'21	$14,618	$15,150	$14,519
'21	$14,866	$15,400	$14,795
'21	$14,215	$14,736	$14,322
'21	$14,623	$15,154	$14,663
'21	$14,105	$14,622	$14,003
'21	$14,565	$15,088	$14,582
'22	$14,045	$14,549	$14,044
'22	$13,805	$14,310	$13,766
'22	$13,997	$14,496	$13,788
'22	$13,128	$13,592	$12,923
'22	$12,875	$13,319	$13,015
'22	$11,676	$12,079	$11,896
'22	$12,271	$12,695	$12,303
'22	$11,687	$12,093	$11,907
'22	$10,235	$10,579	$10,717
'22	$10,168	$10,507	$11,038
'22	$11,265	$11,639	$12,341
'22	$11,320	$11,690	$12,248
'23	$12,038	$12,432	$13,242
'23	$11,503	$11,876	$12,777
'23	$11,136	$11,500	$13,089
'23	$11,422	$11,796	$13,317
'23	$10,711	$11,059	$12,832
'23	$10,895	$11,245	$13,408
'23	$11,493	$11,865	$13,953
'23	$11,088	$11,445	$13,323
'23	$10,631	$10,978	$12,902
'23	$10,088	$10,418	$12,370
'23	$11,120	$11,487	$13,484
'23	$12,065	$12,465	$14,161
'24	$11,630	$12,020	$14,020
'24	$11,407	$11,790	$14,375
'24	$11,943	$12,344	$14,803
'24	$11,545	$11,933	$14,558
'24	$11,666	$12,048	$14,981

iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers International Real Estate ETF - NAV	8.91%	-1.96%	1.55%
Xtrackers International Real Estate ETF - Market	9.02%	-1.93%	1.53%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index	8.95%	- 2.12%	1.88%
MSCI ACWI ex USA Index	16.74%	6.81%	4.03%

Average Annual Total Returns

Prior to February 22, 2019, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 22, 2019 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	701,715,075
Number of Portfolio Holdings	387
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	639,429

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	22.6% of Net Assets
Goodman Group (Australia)	4.8%
Mitsui Fudosan Co. Ltd. (Japan)	3.2%
Mitsubishi Estate Co. Ltd. (Japan)	2.8%
Vonovia SE (Germany)	2.7%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.8%
Sun Hung Kai Properties Ltd. (Hong Kong)	1.8%
Segro PLC (United Kingdom)	1.6%
Scentre Group (Australia)	1.3%
Link (Hong Kong)	1.3%
China Resources Land Ltd. (Hong Kong)	1.3%

Sector Diversification

Sector	% of Net Assets
Real Estate Operations/Development	33%
Diversified	14%
Real Estate Management/Services	13%
Warehouse/Industry	12%
Shopping Centers	9%
Office Property	5%
Apartments	4%
E-Commerce/Services	1%
Hotels	1%
Private Equity	1%
Other	0%
Total	99%

Geographic Diversification

Country	% of Net Assets
Japan	22%
Australia	13%
Hong Kong	11%
United Kingdom	8%
Singapore	6%
Canada	6%
Sweden	5%
Germany	4%
France	3%
Switzerland	2%
Belgium	2%
Mexico	2%
Israel	2%
Thailand	2%
Philippines	2%
Other	9%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HAUZ-TSRA

R-101068-1 (7/24) DBX006015 (7/25)

Xtrackers Semiconductor Select Equity ETF

CHPS  :  Nasdaq Stock Market

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$16Footnote Reference(a)	0.15%

(a) Based on the period July 13, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF ("the Fund") for the period July 13, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive Semiconductor ESG Screened Index. The Underlying Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

The Fund returned  36.98% for the period ended May 31, 2024. The Fund's underlying index returned  37.05% and the Fund's broad-based index the MSCI ACWI Index returned  15.03% during the same period.

Semiconductors, Semiconductor Materials & Equipment and Electronic Manufacturing Services were the major positive contributors, while Electronic Components and Specialty Chemicals sectors detracted from the performance. From a geographical perspective, the United States, Taiwan and Japan were the major positive contributors, while France, Germany and Hong Kong contributed negatively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Semiconductor Select Equity ETF - NAV	Solactive Semiconductor ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,415	$9,880	$9,979
8/31/23	$9,876	$9,880	$9,979
9/30/23	$9,232	$9,234	$9,559
10/31/23	$8,733	$8,736	$9,241
11/30/23	$10,280	$10,284	$10,095
12/31/23	$11,379	$11,383	$10,624
1/31/24	$11,515	$11,520	$10,648
2/29/24	$12,764	$12,770	$11,093
3/31/24	$13,296	$13,302	$11,437
4/30/24	$12,521	$12,527	$11,056
5/31/24	$13,698	$13,705	$11,503

Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

MSCI ACWI Index captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI Index is a broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund/Index	Since Inception 7/13/23
Xtrackers Semiconductor Select Equity ETF - NAV	36.98%
Xtrackers Semiconductor Select Equity ETF - Market	37.31%
Solactive Semiconductor ESG Screened Index	37.05%
MSCI ACWI Index	15.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	7,663,103
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	7,518

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	46.9% of Net Assets
NVIDIA Corp.	5.5%
QUALCOMM, Inc.	5.2%
Texas Instruments, Inc.	5.0%
Analog Devices, Inc.	4.9%
Applied Materials, Inc.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Micron Technology, Inc.	4.3%
Broadcom, Inc.	4.3%
Advanced Micro Devices, Inc.	4.3%
KLA Corp.	4.3%

Sector Diversification

Sector	% of Net Assets
Semiconductors	65%
Semiconductor Materials & Equipment	31%
Electronic Manufacturing Services	2%
Electronic Components	1%
Industrial Machinery & Supplies	1%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the semiconductor field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies also face heightened risk due to their dependence on the availability of materials that meet exacting standards, to reliance on a limited number of suppliers and by potential loss or impairment of patent and intellectual property rights. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CHPS-TSRA

R-101069-1 (7/24) DBX006016 (7/25)

Xtrackers US Green Infrastructure Select Equity ETF

UPGR  :  Nasdaq Stock Market

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$28Footnote Reference(a)	0.35%

(a) Based on the period July 13, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF ("the Fund") for the period July 13, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive United States Green Infrastructure ESG Screened Index. The Underlying Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

The Fund returned  -19.15% for the period ended May 31, 2024. The Fund's underlying index returned  -18.96% and the Fund's broad-based index the S&P Composite 1500® Index returned  18.93% during the same period.

Most sectors contributed negatively to performance during the period with the greatest detraction coming from Consumer Discretionary, Industrials and Energy. The Information Technology and Materials sectors contributed positively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers US Green Infrastructure Select Equity ETF - NAV	Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index)	S&P Composite 1500® Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,154	$9,148	$10,085
8/31/23	$9,142	$9,148	$10,085
9/30/23	$8,138	$8,145	$9,599
10/31/23	$7,117	$7,125	$9,370
11/30/23	$7,581	$7,595	$10,221
12/31/23	$8,546	$8,566	$10,730
1/31/24	$7,626	$7,643	$10,873
2/29/24	$7,917	$7,939	$11,452
3/31/24	$8,017	$8,039	$11,836
4/30/24	$7,297	$7,313	$11,335
5/31/24	$8,085	$8,104	$11,893

Solactive United States Green Infrastructure ESG Screened Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradeable stocks.

The S&P Composite 1500® Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund/Index	Since Inception 7/13/23
Xtrackers US Green Infrastructure Select Equity ETF - NAV	-19.15%
Xtrackers US Green Infrastructure Select Equity ETF - Market	-19.13%
Solactive United States Green Infrastructure ESG Screened Index	- 18.96%
S&P Composite 1500® Index	18.93%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	4,523,677
Number of Portfolio Holdings	46
Portfolio Turnover Rate (%)	55
Total Net Advisory Fees Paid ($)	14,000

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	27.3% of Net Assets
First Solar, Inc.	3.4%
Fluence Energy, Inc.	3.2%
Bloom Energy Corp.	3.0%
Brookfield Renewable Corp.	2.8%
Sunrun, Inc.	2.5%
EnerSys	2.5%
Itron, Inc.	2.5%
Ormat Technologies, Inc.	2.5%
NextEra Energy Partners LP	2.5%
Veralto Corp.	2.4%

Sector Diversification

Sector	% of Net Assets
Industrials	62%
Consumer Discretionary	13%
Utilities	9%
Information Technology	8%
Materials	6%
Energy	2%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund will be sensitive to, and its performance will depend to a great extent on, the overall condition of green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Such companies face enhanced risks caused by factors including changes in government regulations, the impact of adverse weather conditions and on the demand for renewable energy production. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

UPGR-TSRA

R-101070-1 (7/24) DBX006017 (7/25)

Xtrackers US National Critical Technologies ETF

CRTC  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$21Footnote Reference(a)	0.35%

(a) Based on the period November 16, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF ("the Fund") for the period November 16, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive Whitney U.S. Critical Technologies Index. The Underlying Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

The Fund returned  17.70% for the period ended May 31, 2024. The Fund's underlying index returned  17.68% and the Fund's broad-based index the MSCI World Index returned  16.72% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services. The Real Estate sector was the only negative contributor to performance. From a geographical perspective, most countries contributed positively to performance during the period with the greatest contribution coming from the United States, the United Kingdom and Canada. The Netherlands was the only negative contributor to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers US National Critical Technologies ETF - NAV	Solactive Whitney U.S. Critical Technologies Index (the Underlying Index)	MSCI World Index
11/16/23	$10,000	$10,000	$10,000
11/23	$10,207	$10,205	$10,170
12/23	$10,699	$10,699	$10,661
1/24	$10,979	$10,978	$10,794
2/24	$11,402	$11,402	$11,249
3/24	$11,814	$11,816	$11,597
4/24	$11,334	$11,335	$11,177
5/24	$11,770	$11,768	$11,672

Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund/Index	Since Inception 11/16/23
Xtrackers US National Critical Technologies ETF - NAV	17.70%
Xtrackers US National Critical Technologies ETF - Market	18.23%
Solactive Whitney U.S. Critical Technologies Index	17.68%
MSCI World Index	16.72%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	43,976,507
Number of Portfolio Holdings	222
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	43,637

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	33.3% of Net Assets
NVIDIA Corp.	6.4%
Alphabet, Inc.	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.9%
Exxon Mobil Corp.	3.3%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Salesforce, Inc.	1.6%
Adobe, Inc.	1.4%
Cisco Systems, Inc.	1.3%

Sector Diversification

Sector	% of Net Assets
Information Technology	34%
Health Care	18%
Industrials	13%
Communication Services	12%
Energy	8%
Consumer Discretionary	6%
Utilities	5%
Materials	3%
Financials	1%
Real Estate	0%
Other	0%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Critical technologies are technologies that are deemed to be vital to maintaining the national security of the U.S. now and in the future. Companies involved in critical technologies may be subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the critical technologies and the companies involved with them. Critical technologies companies are heavily dependent on patent and intellectual property rights which may be difficult to protect. Investing involves risk, including the possible loss of principal. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CRTC-TSRA

R-101071-1 (7/24) DBX006018 (7/25)

Xtrackers Harvest CSI 300 China A-Shares ETF

ASHR  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$63	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the CSI 300 Index. The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

The Fund returned  -6.18% for the period ended May 31, 2024. The Fund's underlying index returned  -5.42% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

The Energy, Financials and Utilities sectors were the major positive contributors, while Information Technology, Health Care and Industrials sectors detracted most from the performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	CSI 300 Index (the Underlying Index)	MSCI ACWI ex USA Index
'14	$10,000	$10,000	$10,000
'14	$10,187	$10,189	$10,168
'14	$11,210	$11,236	$10,067
'14	$11,206	$11,241	$10,123
'14	$11,733	$11,795	$9,633
'14	$12,043	$12,137	$9,537
'14	$13,385	$13,514	$9,606
'14	$16,673	$16,852	$9,260
'15	$16,029	$16,251	$9,246
'15	$16,627	$16,852	$9,741
'15	$19,045	$19,320	$9,583
'15	$22,294	$22,665	$10,067
'15	$22,782	$23,134	$9,910
'15	$21,131	$21,441	$9,634
'15	$18,023	$18,397	$9,607
'15	$15,117	$15,803	$8,873
'15	$14,597	$15,098	$8,461
'15	$16,335	$16,739	$9,091
'15	$16,257	$16,706	$8,903
'15	$16,685	$17,219	$8,736
'16	$12,985	$13,427	$8,141
'16	$12,771	$13,175	$8,048
'16	$14,588	$14,921	$8,703
'16	$14,238	$14,612	$8,932
'16	$14,101	$14,465	$8,781
'16	$13,977	$14,350	$8,647
'16	$14,464	$14,692	$9,074
'16	$14,903	$15,222	$9,132
'16	$14,594	$14,914	$9,244
'16	$14,719	$15,069	$9,111
'16	$15,301	$15,712	$8,901
'16	$14,172	$14,502	$9,128
'17	$14,818	$15,058	$9,452
'17	$15,039	$15,376	$9,602
'17	$15,009	$15,343	$9,846
'17	$14,891	$15,261	$10,057
'17	$15,461	$15,696	$10,383
'17	$16,271	$16,685	$10,415
'17	$16,822	$17,262	$10,799
'17	$17,563	$18,026	$10,856
'17	$17,484	$17,915	$11,057
'17	$18,286	$18,825	$11,265
'17	$18,312	$18,881	$11,357
'17	$18,680	$19,283	$11,610
'18	$20,461	$21,145	$12,257
'18	$19,137	$19,803	$11,679
'18	$18,666	$19,289	$11,456
'18	$17,860	$18,454	$11,656
'18	$17,836	$18,538	$11,387
'18	$16,021	$16,666	$11,173
'18	$15,761	$16,311	$11,440
'18	$14,898	$15,482	$11,201
'18	$15,308	$15,856	$11,252
'18	$13,834	$14,372	$10,337
'18	$13,982	$14,511	$10,435
'18	$13,440	$13,953	$9,962
'19	$14,611	$15,173	$10,715
'19	$16,750	$17,437	$10,924
'19	$17,605	$18,299	$10,989
'19	$17,755	$18,451	$11,280
'19	$16,046	$16,764	$10,674
'19	$17,146	$17,885	$11,317
'19	$17,199	$17,995	$11,180
'19	$16,465	$17,197	$10,835
'19	$16,580	$17,348	$11,114
'19	$17,107	$17,889	$11,501
'19	$16,885	$17,644	$11,603
'19	$18,219	$19,047	$12,105
'20	$16,003	$18,723	$11,780
'20	$17,461	$18,232	$10,849
'20	$16,059	$16,848	$9,278
'20	$17,076	$17,996	$9,981
'20	$16,771	$17,582	$10,308
'20	$18,311	$19,276	$10,774
'20	$20,999	$22,126	$11,254
'20	$21,998	$23,171	$11,736
'20	$21,162	$22,221	$11,447
'20	$21,935	$23,157	$11,201
'20	$23,566	$24,844	$12,708
'20	$25,040	$26,334	$13,395
'21	$25,873	$27,357	$13,424
'21	$25,660	$27,255	$13,690
'21	$23,964	$25,420	$13,863
'21	$24,666	$26,179	$14,271
'21	$26,072	$27,624	$14,701
'21	$25,288	$26,916	$14,622
'21	$23,424	$24,903	$14,381
'21	$23,489	$24,929	$14,654
'21	$23,793	$25,239	$14,185
'21	$24,179	$25,776	$14,524
'21	$23,947	$25,445	$13,870
'21	$24,495	$26,010	$14,443
'22	$22,579	$24,075	$13,911
'22	$22,832	$24,360	$13,635
'22	$20,909	$22,340	$13,657
'22	$19,015	$20,439	$12,799
'22	$19,347	$20,667	$12,891
'22	$21,281	$22,679	$11,782
'22	$19,744	$21,093	$12,186
'22	$18,908	$20,201	$11,794
'22	$17,037	$18,328	$10,615
'22	$15,270	$16,473	$10,932
'22	$17,472	$18,423	$12,223
'22	$17,887	$19,067	$12,131
'23	$19,668	$21,076	$13,115
'23	$18,687	$20,089	$12,655
'23	$18,770	$20,216	$12,964
'23	$18,459	$19,960	$13,190
'23	$16,971	$18,360	$12,710
'23	$16,975	$18,341	$13,280
'23	$18,166	$19,592	$13,820
'23	$16,733	$18,049	$13,196
'23	$16,354	$17,660	$12,779
'23	$15,722	$17,078	$12,252
'23	$15,816	$17,168	$13,355
'23	$15,549	$16,947	$14,026
'24	$14,410	$15,680	$13,887
'24	$15,726	$17,119	$14,238
'24	$15,631	$17,063	$14,662
'24	$16,037	$17,446	$14,420
'24	$15,922	$17,364	$14,838

CSI 300 Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	-6.18%	-0.16%	4.76%
Xtrackers Harvest CSI 300 China A-Shares ETF - Market	-6.50%	-0.13%	4.60%
CSI 300 Index	- 5.42%	0.71%	5.67%
MSCI ACWI ex USA Index	16.74%	6.81%	4.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	2,050,059,578
Number of Portfolio Holdings	286
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	12,507,472

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	22.7% of Net Assets
Kweichow Moutai Co. Ltd.	5.7%
Contemporary Amperex Technology Co. Ltd.	2.9%
Ping An Insurance Group Co. of China Ltd.	2.6%
China Merchants Bank Co. Ltd.	2.4%
Midea Group Co. Ltd.	1.8%
Zijin Mining Group Co. Ltd.	1.6%
Wuliangye Yibin Co. Ltd.	1.6%
China Yangtze Power Co. Ltd.	1.5%
Industrial Bank Co. Ltd.	1.4%
BYD Co. Ltd.	1.2%

Sector Diversification

Sector	% of Net Assets
Financials	23%
Industrials	16%
Information Technology	15%
Consumer Staples	13%
Materials	9%
Consumer Discretionary	7%
Health Care	7%
Utilities	4%
Energy	4%
Real Estate	1%
Communication Services	1%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHR-TSRA

R-101064-1 (7/24) DBX006011 (7/25)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

ASHS  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$61	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the CSI 500 Index. The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

The Fund returned  -13.03% for the period ended May 31, 2024. The Fund's underlying index returned  -12.60% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

Most sectors contributed negatively to performance during the period with the greatest detractors coming from Information Technology, Health Care and Industrials. The Energy sector was the only positive contributor to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	CSI 500 Index (the Underlying Index)	MSCI ACWI ex USA Index
'14	$10,000	$10,000	$10,000
'14	$10,327	$10,353	$10,168
'14	$11,226	$11,305	$10,067
'14	$11,735	$11,816	$10,123
'14	$13,019	$13,129	$9,633
'14	$13,241	$13,389	$9,537
'14	$13,813	$14,003	$9,606
'14	$13,825	$14,084	$9,260
'15	$14,510	$14,786	$9,246
'15	$15,413	$15,748	$9,741
'15	$18,861	$19,190	$9,583
'15	$21,753	$22,417	$10,067
'15	$25,599	$26,403	$9,910
'15	$22,743	$23,615	$9,634
'15	$18,818	$20,493	$9,607
'15	$14,991	$16,993	$8,873
'15	$14,067	$15,871	$8,461
'15	$17,006	$18,447	$9,091
'15	$17,546	$19,082	$8,903
'15	$17,793	$19,329	$8,736
'16	$12,497	$13,704	$8,141
'16	$12,302	$13,465	$8,048
'16	$14,666	$15,688	$8,703
'16	$14,217	$15,227	$8,932
'16	$13,984	$14,913	$8,781
'16	$14,268	$15,265	$8,647
'16	$14,501	$15,462	$9,074
'16	$14,903	$15,973	$9,132
'16	$14,675	$15,734	$9,244
'16	$14,725	$15,805	$9,111
'16	$14,738	$15,861	$8,901
'16	$13,827	$14,911	$9,128
'17	$14,026	$15,001	$9,452
'17	$14,492	$15,579	$9,602
'17	$14,344	$15,409	$9,846
'17	$13,860	$14,948	$10,057
'17	$13,289	$14,188	$10,383
'17	$13,997	$15,107	$10,415
'17	$14,502	$15,642	$10,799
'17	$15,179	$16,383	$10,856
'17	$15,344	$16,543	$11,057
'17	$15,278	$16,536	$11,265
'17	$14,581	$15,837	$11,357
'17	$14,770	$16,044	$11,610
'18	$15,112	$16,419	$12,257
'18	$14,591	$15,905	$11,679
'18	$14,743	$16,037	$11,456
'18	$14,190	$15,449	$11,656
'18	$13,783	$15,059	$11,387
'18	$12,046	$13,252	$11,173
'18	$11,705	$12,816	$11,440
'18	$10,806	$11,893	$11,201
'18	$10,752	$11,768	$11,252
'18	$9,437	$10,349	$10,337
'18	$9,747	$10,640	$10,435
'18	$9,409	$10,267	$9,962
'19	$9,645	$10,520	$10,715
'19	$11,601	$12,690	$10,924
'19	$12,759	$13,930	$10,989
'19	$12,186	$13,301	$11,280
'19	$10,987	$12,055	$10,674
'19	$11,176	$12,284	$11,317
'19	$11,033	$12,156	$11,180
'19	$10,609	$11,669	$10,835
'19	$10,752	$11,848	$11,114
'19	$10,837	$11,933	$11,501
'19	$10,809	$11,894	$11,603
'19	$11,747	$12,914	$12,105
'20	$10,776	$13,259	$11,780
'20	$12,111	$13,300	$10,849
'20	$11,016	$12,150	$9,278
'20	$11,723	$12,984	$9,981
'20	$11,758	$12,955	$10,308
'20	$12,912	$14,273	$10,774
'20	$14,679	$16,245	$11,254
'20	$15,178	$16,790	$11,736
'20	$14,227	$15,691	$11,447
'20	$14,217	$15,765	$11,201
'20	$14,947	$16,551	$12,708
'20	$15,224	$16,820	$13,395
'21	$15,298	$16,959	$13,424
'21	$15,245	$16,993	$13,690
'21	$14,790	$16,466	$13,863
'21	$15,555	$17,321	$14,271
'21	$16,305	$18,116	$14,701
'21	$16,417	$18,356	$14,622
'21	$16,373	$18,295	$14,381
'21	$17,546	$19,622	$14,654
'21	$17,195	$19,207	$14,185
'21	$17,082	$19,211	$14,524
'21	$17,713	$19,905	$13,870
'21	$17,957	$20,194	$14,443
'22	$16,044	$18,093	$13,911
'22	$16,834	$18,991	$13,635
'22	$15,435	$17,441	$13,657
'22	$13,143	$14,927	$12,799
'22	$14,041	$15,893	$12,891
'22	$15,106	$17,037	$11,782
'22	$14,661	$16,573	$12,186
'22	$14,030	$15,849	$11,794
'22	$12,584	$14,306	$10,615
'22	$12,408	$14,162	$10,932
'22	$13,722	$15,290	$12,223
'22	$13,319	$14,984	$12,131
'23	$14,621	$16,542	$13,115
'23	$14,360	$16,278	$12,655
'23	$14,475	$16,411	$12,964
'23	$14,147	$16,035	$13,190
'23	$13,377	$15,197	$12,710
'23	$13,056	$14,849	$13,280
'23	$13,530	$15,337	$13,820
'23	$12,522	$14,186	$13,196
'23	$12,382	$14,041	$12,779
'23	$11,953	$13,616	$12,252
'23	$12,322	$14,028	$13,355
'23	$12,090	$13,803	$14,026
'24	$10,378	$11,790	$13,887
'24	$11,778	$13,400	$14,238
'24	$11,415	$13,031	$14,662
'24	$11,903	$13,546	$14,420
'24	$11,634	$13,282	$14,838

CSI 500 Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	-13.03%	1.15%	1.52%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - Market	-13.86%	1.11%	1.53%
CSI 500 Index	- 12.60%	1.96%	2.88%
MSCI ACWI ex USA Index	16.74%	6.81%	4.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	21,047,756
Number of Portfolio Holdings	487
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	147,592

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	6.6% of Net Assets
Eoptolink Technology, Inc. Ltd.	1.0%
Sieyuan Electric Co. Ltd.	0.7%
WUS Printed Circuit Kunshan Co. Ltd.	0.7%
Yintai Gold Co. Ltd.	0.6%
Sichuan Kelun Pharmaceutical Co. Ltd.	0.6%
Sailun Group Co. Ltd.	0.6%
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd.	0.6%
Western Mining Co. Ltd.	0.6%
Suzhou TFC Optical Communication Co. Ltd.	0.6%
Yutong Bus Co. Ltd.	0.6%

Sector Diversification

Sector	% of Net Assets
Materials	20%
Information Technology	18%
Industrials	16%
Health Care	11%
Financials	9%
Consumer Discretionary	9%
Consumer Staples	5%
Utilities	4%
Communication Services	3%
Energy	2%
Real Estate	2%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHS-TSRA

R-101065-1 (7/24) DBX006012 (7/25)

Xtrackers MSCI All World ex US Hedged Equity ETF

DBAW  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$44	0.40%

Gross expense ratio as of the latest prospectus: 0.41%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI ACWI ex USA US Dollar Hedged Index. The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned  20.06% for the period ended May 31, 2024. The Fund's underlying index returned  20.70% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. From a geographical perspective, Japan, the United Kingdom and Canada were the major positive contributors, while Indonesia, China and Thailand contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index)	MSCI ACWI ex USA Index
'14	$10,000	$10,000	$10,000
'14	$10,074	$10,084	$10,168
'14	$10,124	$10,142	$10,067
'14	$10,253	$10,261	$10,123
'14	$10,128	$10,141	$9,633
'14	$10,105	$10,130	$9,537
'14	$10,378	$10,395	$9,606
'14	$10,187	$10,226	$9,260
'15	$10,405	$10,455	$9,246
'15	$10,944	$11,019	$9,741
'15	$11,011	$11,103	$9,583
'15	$11,251	$11,343	$10,067
'15	$11,301	$11,386	$9,910
'15	$10,849	$10,935	$9,634
'15	$11,009	$11,103	$9,607
'15	$10,196	$10,300	$8,873
'15	$9,786	$9,873	$8,461
'15	$10,460	$10,562	$9,091
'15	$10,486	$10,598	$8,903
'15	$10,220	$10,341	$8,736
'16	$9,666	$9,786	$8,141
'16	$9,413	$9,528	$8,048
'16	$9,816	$9,943	$8,703
'16	$9,927	$10,049	$8,932
'16	$10,038	$10,172	$8,781
'16	$9,795	$9,920	$8,647
'16	$10,236	$10,375	$9,074
'16	$10,376	$10,515	$9,132
'16	$10,407	$10,560	$9,244
'16	$10,506	$10,672	$9,111
'16	$10,529	$10,724	$8,901
'16	$10,878	$11,079	$9,128
'17	$10,991	$11,199	$9,452
'17	$11,195	$11,411	$9,602
'17	$11,445	$11,668	$9,846
'17	$11,632	$11,855	$10,057
'17	$11,871	$12,094	$10,383
'17	$11,843	$12,073	$10,415
'17	$12,039	$12,280	$10,799
'17	$12,104	$12,350	$10,856
'17	$12,369	$12,627	$11,057
'17	$12,761	$13,032	$11,265
'17	$12,692	$12,969	$11,357
'17	$12,891	$13,178	$11,610
'18	$13,213	$13,513	$12,257
'18	$12,771	$13,068	$11,679
'18	$12,510	$12,799	$11,456
'18	$12,961	$13,270	$11,656
'18	$12,875	$13,178	$11,387
'18	$12,798	$13,099	$11,173
'18	$13,108	$13,419	$11,440
'18	$12,936	$13,250	$11,201
'18	$13,028	$13,347	$11,252
'18	$12,169	$12,467	$10,337
'18	$12,269	$12,570	$10,435
'18	$11,666	$11,958	$9,962
'19	$12,403	$12,716	$10,715
'19	$12,755	$13,088	$10,924
'19	$12,943	$13,277	$10,989
'19	$13,372	$13,715	$11,280
'19	$12,710	$13,045	$10,674
'19	$13,268	$13,622	$11,317
'19	$13,307	$13,666	$11,180
'19	$13,021	$13,374	$10,835
'19	$13,402	$13,772	$11,114
'19	$13,661	$14,044	$11,501
'19	$13,910	$14,306	$11,603
'19	$14,262	$14,676	$12,105
'20	$14,024	$14,454	$11,780
'20	$13,103	$13,499	$10,849
'20	$11,463	$11,816	$9,278
'20	$12,235	$12,615	$9,981
'20	$12,609	$12,996	$10,308
'20	$13,076	$13,483	$10,774
'20	$13,256	$13,675	$11,254
'20	$13,707	$14,145	$11,736
'20	$13,534	$13,968	$11,447
'20	$13,219	$13,652	$11,201
'20	$14,737	$15,225	$12,708
'20	$15,257	$15,774	$13,395
'21	$15,394	$15,915	$13,424
'21	$15,732	$16,271	$13,690
'21	$16,234	$16,790	$13,863
'21	$16,466	$17,032	$14,271
'21	$16,810	$17,393	$14,701
'21	$16,996	$17,588	$14,622
'21	$16,730	$17,305	$14,381
'21	$17,082	$17,681	$14,654
'21	$16,767	$17,362	$14,185
'21	$17,106	$17,714	$14,524
'21	$16,653	$17,251	$13,870
'21	$17,221	$17,844	$14,443
'22	$16,739	$17,341	$13,911
'22	$16,354	$16,990	$13,635
'22	$16,524	$17,131	$13,657
'22	$16,159	$16,753	$12,799
'22	$16,149	$16,733	$12,891
'22	$15,208	$15,765	$11,782
'22	$15,763	$16,346	$12,186
'22	$15,559	$16,159	$11,794
'22	$14,526	$15,083	$10,615
'22	$14,972	$15,557	$10,932
'22	$16,190	$16,836	$12,223
'22	$15,729	$16,367	$12,131
'23	$16,785	$17,461	$13,115
'23	$16,613	$17,294	$12,655
'23	$16,793	$17,473	$12,964
'23	$17,073	$17,767	$13,190
'23	$16,797	$17,495	$12,710
'23	$17,418	$18,143	$13,280
'23	$17,917	$18,677	$13,820
'23	$17,468	$18,222	$13,196
'23	$17,244	$17,990	$12,779
'23	$16,683	$17,408	$12,252
'23	$17,709	$18,497	$13,355
'23	$18,271	$19,093	$14,026
'24	$18,419	$19,255	$13,887
'24	$19,072	$19,954	$14,238
'24	$19,779	$20,689	$14,662
'24	$19,762	$20,685	$14,420
'24	$20,166	$21,115	$14,838

MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	20.06%	9.67%	7.27%
Xtrackers MSCI All World ex US Hedged Equity ETF - Market	20.70%	9.77%	7.18%
MSCI ACWI ex USA US Dollar Hedged Index	20.70%	10.11%	7.76%
MSCI ACWI ex USA Index	16.74%	6.81%	4.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	153,919,182
Number of Portfolio Holdings	1,945
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	553,306

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	12.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.3%
Novo Nordisk A/S (Denmark)	1.7%
ASML Holding NV (Netherlands)	1.4%
Tencent Holdings Ltd. (China)	1.2%
Samsung Electronics Co. Ltd. (South Korea)	1.1%
Nestle SA (Switzerland)	1.1%
AstraZeneca PLC (United Kingdom)	0.9%
Toyota Motor Corp. (Japan)	0.9%
Shell PLC (United Kingdom)	0.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	0.8%

Sector Diversification

Sector	% of Net Assets
Financials	22%
Industrials	14%
Information Technology	13%
Consumer Discretionary	11%
Health Care	9%
Consumer Staples	7%
Materials	7%
Energy	5%
Communication Services	5%
Utilities	3%
Other	2%
Total	98%

Geographic Diversification

Country	% of Net Assets
Japan	14%
United Kingdom	9%
Canada	7%
France	7%
China	7%
Switzerland	7%
Germany	5%
India	5%
Taiwan	5%
Australia	5%
Netherlands	4%
South Korea	3%
Denmark	2%
Sweden	2%
Spain	2%
Hong Kong	2%
Italy	2%
Brazil	2%
Other	8%
Total	98%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBAW-TSRA

R-101072-1 (7/24) DBX006019 (7/25)

Xtrackers MSCI EAFE Hedged Equity ETF

DBEF  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$39	0.35%

Gross expense ratio as of the latest prospectus: 0.36%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EAFE US Dollar Hedged Index. The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned  23.12% for the period ended May 31, 2024. The Fund's underlying index returned  23.42% and the Fund's broad-based index the MSCI EAFE Index returned  18.53% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. The Consumer Staples sector was the only negative contributor to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the United Kingdom and France. Hong Kong was the only negative contributor to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI EAFE Hedged Equity ETF - NAV	MSCI EAFE US Dollar Hedged Index (the Underlying Index)	MSCI EAFE Index
'14	$10,000	$10,000	$10,000
'14	$10,015	$10,015	$10,096
'14	$9,993	$9,995	$9,898
'14	$10,088	$10,089	$9,883
'14	$10,096	$10,103	$9,503
'14	$10,063	$10,073	$9,365
'14	$10,409	$10,412	$9,493
'14	$10,246	$10,265	$9,164
'15	$10,537	$10,553	$9,209
'15	$11,176	$11,209	$9,759
'15	$11,319	$11,354	$9,709
'15	$11,444	$11,483	$10,105
'15	$11,622	$11,660	$9,951
'15	$11,081	$11,135	$9,669
'15	$11,469	$11,525	$9,870
'15	$10,589	$10,643	$9,144
'15	$10,085	$10,136	$8,680
'15	$10,872	$10,938	$9,358
'15	$11,008	$11,080	$9,213
'15	$10,708	$10,780	$9,089
'16	$10,094	$10,166	$8,432
'16	$9,730	$9,804	$8,277
'16	$10,031	$10,107	$8,816
'16	$10,160	$10,236	$9,071
'16	$10,356	$10,433	$8,989
'16	$9,960	$10,032	$8,687
'16	$10,438	$10,518	$9,127
'16	$10,534	$10,625	$9,134
'16	$10,578	$10,669	$9,246
'16	$10,707	$10,805	$9,057
'16	$10,831	$10,938	$8,877
'16	$11,323	$11,443	$9,180
'17	$11,343	$11,468	$9,446
'17	$11,588	$11,721	$9,581
'17	$11,886	$12,018	$9,845
'17	$12,067	$12,201	$10,096
'17	$12,340	$12,474	$10,466
'17	$12,254	$12,390	$10,448
'17	$12,348	$12,489	$10,749
'17	$12,356	$12,501	$10,745
'17	$12,701	$12,853	$11,012
'17	$13,085	$13,245	$11,180
'17	$13,023	$13,190	$11,297
'17	$13,200	$13,371	$11,478
'18	$13,373	$13,553	$12,054
'18	$12,956	$13,135	$11,510
'18	$12,675	$12,845	$11,283
'18	$13,278	$13,455	$11,560
'18	$13,209	$13,389	$11,301
'18	$13,191	$13,374	$11,163
'18	$13,556	$13,752	$11,437
'18	$13,350	$13,547	$11,216
'18	$13,559	$13,764	$11,314
'18	$12,708	$12,906	$10,413
'18	$12,700	$12,903	$10,400
'18	$11,979	$12,172	$9,895
'19	$12,659	$12,869	$10,546
'19	$13,115	$13,337	$10,814
'19	$13,321	$13,543	$10,883
'19	$13,797	$14,026	$11,189
'19	$13,192	$13,408	$10,651
'19	$13,789	$14,017	$11,283
'19	$13,908	$14,143	$11,140
'19	$13,596	$13,830	$10,851
'19	$14,095	$14,341	$11,162
'19	$14,359	$14,612	$11,563
'19	$14,674	$14,938	$11,694
'19	$14,902	$15,171	$12,074
'20	$14,736	$15,009	$11,822
'20	$13,571	$13,833	$10,753
'20	$11,928	$12,150	$9,318
'20	$12,603	$12,830	$9,920
'20	$13,119	$13,357	$10,352
'20	$13,472	$13,718	$10,704
'20	$13,224	$13,470	$10,954
'20	$13,767	$14,029	$11,517
'20	$13,637	$13,901	$11,217
'20	$13,107	$13,364	$10,770
'20	$14,865	$15,159	$12,439
'20	$15,247	$15,551	$13,017
'21	$15,191	$15,500	$12,879
'21	$15,586	$15,910	$13,168
'21	$16,396	$16,737	$13,470
'21	$16,617	$16,957	$13,876
'21	$17,090	$17,436	$14,373
'21	$17,211	$17,563	$14,167
'21	$17,282	$17,641	$14,274
'21	$17,670	$18,043	$14,525
'21	$17,458	$17,822	$14,104
'21	$17,845	$18,222	$14,451
'21	$17,409	$17,781	$13,778
'21	$18,186	$18,572	$14,484
'22	$17,535	$17,915	$13,784
'22	$17,156	$17,531	$13,540
'22	$17,540	$17,921	$13,627
'22	$17,337	$17,703	$12,745
'22	$17,319	$17,682	$12,841
'22	$16,274	$16,617	$11,649
'22	$17,141	$17,505	$12,230
'22	$16,780	$17,143	$11,649
'22	$15,809	$16,150	$10,559
'22	$16,685	$17,043	$11,127
'22	$17,836	$18,231	$12,380
'22	$17,322	$17,718	$12,390
'23	$18,472	$18,895	$13,393
'23	$18,616	$19,050	$13,114
'23	$18,762	$19,193	$13,439
'23	$19,238	$19,677	$13,818
'23	$18,986	$19,418	$13,234
'23	$19,714	$20,160	$13,836
'23	$20,086	$20,549	$14,283
'23	$19,756	$20,223	$13,736
'23	$19,590	$20,050	$13,267
'23	$18,975	$19,429	$12,729
'23	$20,102	$20,602	$13,911
'23	$20,732	$21,251	$14,650
'24	$21,296	$21,836	$14,734
'24	$21,968	$22,538	$15,004
'24	$22,873	$23,458	$15,480
'24	$22,756	$23,334	$15,100
'24	$23,376	$23,966	$15,685

MSCI EAFE US Dollar Hedge Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI EAFE Hedged Equity ETF - NAV	23.12%	12.12%	8.86%
Xtrackers MSCI EAFE Hedged Equity ETF - Market	23.40%	12.33%	8.86%
MSCI EAFE US Dollar Hedged Index	23.42%	12.32%	9.13%
MSCI EAFE Index	18.53%	8.05%	4.60%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	5,983,700,287
Number of Portfolio Holdings	747
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	16,388,159

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	15.0% of Net Assets
Novo Nordisk A/S (Denmark)	2.5%
ASML Holding NV (Netherlands)	2.2%
Nestle SA (Switzerland)	1.6%
AstraZeneca PLC (United Kingdom)	1.4%
Shell PLC (United Kingdom)	1.3%
Toyota Motor Corp. (Japan)	1.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.3%
Novartis AG (Switzerland)	1.2%
Roche Holding AG (Switzerland)	1.1%
SAP SE (Germany)	1.1%

Sector Diversification

Sector	% of Net Assets
Financials	19%
Industrials	17%
Health Care	12%
Consumer Discretionary	12%
Information Technology	9%
Consumer Staples	8%
Materials	7%
Energy	4%
Communication Services	4%
Utilities	3%
Other	2%
Total	97%

Geographic Diversification

Country	% of Net Assets
Japan	22%
United Kingdom	13%
France	11%
Switzerland	10%
Germany	9%
Australia	7%
Netherlands	5%
Denmark	4%
Sweden	3%
Spain	3%
Italy	2%
Hong Kong	2%
Other	6%
Total	97%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEF-TSRA

R-101066-1 (7/24) DBX006013 (7/25)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

DBEM  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$71	0.67%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EM US Dollar Hedged Index. The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned  13.39% for the period ended May 31, 2024. The Fund's underlying index returned  14.81% and the Fund's broad-based index the MSCI Emerging Markets Index returned  12.39% during the same period.

Most sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Financials and Consumer Discretionary. The Health Care and Consumer Staples sectors were the only negative contributors to performance. From a geographical perspective, India, Taiwan and the United States were the major positive contributors, while China, Indonesia and Thailand contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	MSCI EM US Dollar Hedged Index (the Underlying Index)	MSCI Emerging Markets Index
'14	$10,000	$10,000	$10,000
'14	$10,189	$10,212	$10,266
'14	$10,400	$10,484	$10,464
'14	$10,649	$10,661	$10,700
'14	$10,175	$10,195	$9,907
'14	$10,267	$10,312	$10,024
'14	$10,345	$10,394	$9,918
'14	$10,014	$10,112	$9,461
'15	$10,047	$10,222	$9,517
'15	$10,329	$10,532	$9,812
'15	$10,305	$10,516	$9,673
'15	$10,826	$11,097	$10,416
'15	$10,535	$10,793	$9,999
'15	$10,248	$10,524	$9,740
'15	$9,753	$10,047	$9,065
'15	$9,081	$9,382	$8,245
'15	$8,895	$9,198	$7,997
'15	$9,381	$9,680	$8,567
'15	$9,109	$9,399	$8,233
'15	$8,940	$9,281	$8,049
'16	$8,455	$8,783	$7,527
'16	$8,460	$8,772	$7,515
'16	$9,167	$9,516	$8,509
'16	$9,138	$9,488	$8,556
'16	$9,027	$9,391	$8,236
'16	$9,175	$9,525	$8,566
'16	$9,512	$9,911	$8,997
'16	$9,741	$10,162	$9,220
'16	$9,741	$10,184	$9,339
'16	$9,765	$10,224	$9,361
'16	$9,492	$9,984	$8,930
'16	$9,485	$9,976	$8,950
'17	$9,839	$10,360	$9,440
'17	$9,977	$10,518	$9,729
'17	$10,145	$10,705	$9,974
'17	$10,350	$10,939	$10,192
'17	$10,578	$11,194	$10,494
'17	$10,731	$11,361	$10,599
'17	$11,229	$11,906	$11,231
'17	$11,449	$12,141	$11,482
'17	$11,481	$12,181	$11,436
'17	$11,900	$12,641	$11,837
'17	$11,778	$12,521	$11,861
'17	$12,071	$12,825	$12,287
'18	$12,886	$13,693	$13,311
'18	$12,365	$13,156	$12,697
'18	$12,116	$12,884	$12,444
'18	$12,247	$13,042	$12,405
'18	$11,962	$12,753	$11,966
'18	$11,660	$12,438	$11,469
'18	$11,852	$12,645	$11,721
'18	$11,769	$12,567	$11,404
'18	$11,619	$12,415	$11,343
'18	$10,715	$11,456	$10,355
'18	$11,023	$11,798	$10,782
'18	$10,733	$11,498	$10,495
'19	$11,502	$12,333	$11,416
'19	$11,607	$12,463	$11,441
'19	$11,754	$12,630	$11,537
'19	$12,027	$12,943	$11,780
'19	$11,223	$12,089	$10,925
'19	$11,735	$12,645	$11,607
'19	$11,599	$12,512	$11,465
'19	$11,301	$12,193	$10,906
'19	$11,454	$12,367	$11,115
'19	$11,783	$12,734	$11,583
'19	$11,838	$12,800	$11,567
'19	$12,502	$13,536	$12,430
'20	$12,025	$13,087	$11,851
'20	$11,598	$12,589	$11,226
'20	$10,158	$11,029	$9,497
'20	$11,042	$12,002	$10,366
'20	$11,110	$12,069	$10,446
'20	$11,840	$12,864	$11,214
'20	$12,795	$13,906	$12,216
'20	$13,075	$14,198	$12,486
'20	$12,848	$13,956	$12,286
'20	$13,024	$14,155	$12,539
'20	$14,042	$15,260	$13,699
'20	$14,867	$16,186	$14,706
'21	$15,429	$16,786	$15,157
'21	$15,566	$16,948	$15,272
'21	$15,417	$16,788	$15,042
'21	$15,633	$17,044	$15,416
'21	$15,647	$17,078	$15,593
'21	$15,926	$17,382	$15,801
'21	$14,943	$16,311	$14,738
'21	$15,253	$16,661	$15,123
'21	$14,795	$16,179	$14,522
'21	$14,905	$16,301	$14,666
'21	$14,402	$15,760	$14,068
'21	$14,586	$15,970	$14,332
'22	$14,308	$15,667	$14,061
'22	$13,866	$15,309	$13,640
'22	$13,523	$14,860	$13,332
'22	$13,027	$14,330	$12,591
'22	$13,008	$14,290	$12,646
'22	$12,425	$13,644	$11,805
'22	$12,410	$13,653	$11,776
'22	$12,520	$13,808	$11,826
'22	$11,368	$12,532	$10,439
'22	$11,040	$12,196	$10,115
'22	$12,349	$13,654	$11,615
'22	$12,094	$13,370	$11,452
'23	$12,890	$14,246	$12,356
'23	$12,296	$13,592	$11,555
'23	$12,562	$13,884	$11,905
'23	$12,466	$13,786	$11,770
'23	$12,306	$13,644	$11,573
'23	$12,721	$14,110	$12,012
'23	$13,387	$14,863	$12,760
'23	$12,751	$14,176	$11,974
'23	$12,523	$13,924	$11,661
'23	$12,069	$13,421	$11,207
'23	$12,812	$14,266	$12,104
'23	$13,196	$14,717	$12,578
'24	$12,738	$14,211	$11,994
'24	$13,353	$14,927	$12,564
'24	$13,711	$15,329	$12,841
'24	$13,918	$15,588	$12,933
'24	$13,954	$15,665	$13,006

MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	13.39%	4.45%	3.39%
Xtrackers MSCI Emerging Markets Hedged Equity ETF - Market	12.90%	4.55%	3.38%
MSCI EM US Dollar Hedged Index	14.81%	5.32%	4.59%
MSCI Emerging Markets Index	12.39%	3.55%	2.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	72,642,273
Number of Portfolio Holdings	1,277
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	616,960

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	24.8% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.5%
Tencent Holdings Ltd. (China)	4.1%
Samsung Electronics Co. Ltd. (South Korea)	3.9%
Alibaba Group Holding Ltd. (China)	2.0%
Reliance Industries Ltd. (India)	1.4%
PDD Holdings, Inc. (Ireland)	1.2%
SK Hynix, Inc. (South Korea)	1.0%
ICICI Bank Ltd. (India)	0.9%
China Construction Bank Corp. (China)	0.9%
Meituan (China)	0.9%

Sector Diversification

Sector	% of Net Assets
Information Technology	23%
Financials	23%
Consumer Discretionary	13%
Communication Services	9%
Materials	7%
Industrials	7%
Consumer Staples	5%
Energy	5%
Health Care	3%
Utilities	3%
Real Estate	2%
Total	100%

Geographic Diversification

Country	% of Net Assets
China	24%
India	19%
Taiwan	18%
South Korea	12%
Saudi Arabia	5%
Brazil	4%
South Africa	3%
Mexico	3%
Indonesia	2%
Other	11%
Total	101%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEM-TSRA

R-101073-1 (7/24) DBX006020 (7/25)

Xtrackers MSCI Europe Hedged Equity ETF

DBEU  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$49	0.45%

Gross expense ratio as of the latest prospectus: 0.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI Europe US Dollar Hedged Index. The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned  19.47% for the period ended May 31, 2024. The Fund's underlying index returned  19.82% and the Fund's broad-based index the MSCI Europe Index returned  19.71% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Health Care. From a geographical perspective, all the countries contributed positively with the greatest contribution coming from the United Kingdom, France and Germany. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Europe Hedged Equity ETF - NAV	MSCI Europe US Dollar Hedged Index (the Underlying Index)	MSCI Europe Index
'14	$10,000	$10,000	$10,000
'14	$9,901	$9,903	$9,990
'14	$9,723	$9,730	$9,612
'14	$9,898	$9,907	$9,652
'14	$9,872	$9,882	$9,290
'14	$9,716	$9,730	$9,045
'14	$10,065	$10,084	$9,286
'14	$9,862	$9,882	$8,886
'15	$10,208	$10,234	$8,886
'15	$10,825	$10,861	$9,443
'15	$10,960	$10,996	$9,193
'15	$10,998	$11,037	$9,592
'15	$11,088	$11,123	$9,518
'15	$10,522	$10,557	$9,225
'15	$10,977	$11,021	$9,513
'15	$10,176	$10,219	$8,836
'15	$9,779	$9,824	$8,424
'15	$10,486	$10,539	$9,027
'15	$10,683	$10,740	$8,861
'15	$10,277	$10,337	$8,633
'16	$9,782	$9,840	$8,064
'16	$9,596	$9,660	$7,920
'16	$9,798	$9,864	$8,417
'16	$9,964	$10,023	$8,622
'16	$10,150	$10,210	$8,572
'16	$9,950	$10,007	$8,190
'16	$10,351	$10,416	$8,533
'16	$10,473	$10,547	$8,559
'16	$10,526	$10,606	$8,633
'16	$10,567	$10,651	$8,352
'16	$10,502	$10,595	$8,170
'16	$11,114	$11,223	$8,598
'17	$11,088	$11,200	$8,777
'17	$11,398	$11,517	$8,882
'17	$11,817	$11,939	$9,239
'17	$12,013	$12,132	$9,565
'17	$12,358	$12,475	$10,028
'17	$12,087	$12,208	$9,919
'17	$12,175	$12,303	$10,215
'17	$12,200	$12,335	$10,221
'17	$12,544	$12,687	$10,558
'17	$12,814	$12,965	$10,608
'17	$12,595	$12,754	$10,631
'17	$12,737	$12,902	$10,792
'18	$12,893	$13,063	$11,375
'18	$12,465	$12,638	$10,706
'18	$12,255	$12,421	$10,577
'18	$12,876	$13,044	$10,870
'18	$12,832	$13,003	$10,513
'18	$12,822	$12,995	$10,443
'18	$13,262	$13,448	$10,790
'18	$12,974	$13,160	$10,489
'18	$13,038	$13,232	$10,526
'18	$12,383	$12,569	$9,723
'18	$12,285	$12,478	$9,632
'18	$11,654	$11,844	$9,188
'19	$12,331	$12,540	$9,793
'19	$12,800	$13,021	$10,122
'19	$13,076	$13,301	$10,183
'19	$13,642	$13,875	$10,548
'19	$13,076	$13,293	$9,970
'19	$13,717	$13,947	$10,639
'19	$13,830	$14,068	$10,433
'19	$13,623	$13,863	$10,171
'19	$14,065	$14,318	$10,448
'19	$14,155	$14,413	$10,783
'19	$14,499	$14,769	$10,944
'19	$14,773	$15,051	$11,372
'20	$14,554	$14,837	$11,086
'20	$13,421	$13,690	$10,057
'20	$11,640	$11,872	$8,605
'20	$12,304	$12,536	$9,115
'20	$12,790	$13,033	$9,530
'20	$13,211	$13,463	$9,918
'20	$13,016	$13,262	$10,299
'20	$13,373	$13,633	$10,723
'20	$13,253	$13,519	$10,365
'20	$12,550	$12,807	$9,781
'20	$14,356	$14,648	$11,445
'20	$14,695	$14,993	$11,984
'21	$14,551	$14,854	$11,810
'21	$14,900	$15,218	$12,099
'21	$15,791	$16,131	$12,473
'21	$16,192	$16,531	$13,039
'21	$16,666	$17,007	$13,603
'21	$16,857	$17,207	$13,398
'21	$17,104	$17,469	$13,646
'21	$17,474	$17,854	$13,852
'21	$16,972	$17,335	$13,190
'21	$17,609	$17,995	$13,784
'21	$17,209	$17,590	$13,073
'21	$18,125	$18,529	$13,937
'22	$17,574	$17,973	$13,299
'22	$17,025	$17,420	$12,923
'22	$17,187	$17,582	$12,910
'22	$17,096	$17,475	$12,168
'22	$17,058	$17,430	$12,259
'22	$15,798	$16,147	$11,039
'22	$16,818	$17,152	$11,585
'22	$16,219	$16,531	$10,864
'22	$15,301	$15,594	$9,919
'22	$16,259	$16,580	$10,630
'22	$17,457	$17,820	$11,836
'22	$17,008	$17,374	$11,838
'23	$18,244	$18,641	$12,865
'23	$18,519	$18,931	$12,785
'23	$18,583	$18,986	$13,088
'23	$19,070	$19,485	$13,632
'23	$18,557	$18,956	$12,832
'23	$19,052	$19,461	$13,446
'23	$19,357	$19,789	$13,859
'23	$18,945	$19,381	$13,309
'23	$18,727	$19,160	$12,780
'23	$18,107	$18,535	$12,303
'23	$19,216	$19,680	$13,517
'23	$19,891	$20,379	$14,192
'24	$20,162	$20,665	$14,176
'24	$20,649	$21,177	$14,397
'24	$21,590	$22,136	$14,935
'24	$21,467	$22,003	$14,652
'24	$22,170	$22,712	$15,362

MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI Europe Index captures large and mid-cap representation across Developed Markets countries in Europe. The index covers approximately 85% of the free float-adjusted market capitalization across the European Developed Markets equity universe.

The MSCI Europe Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Europe Hedged Equity ETF - NAV	19.47%	11.14%	8.29%
Xtrackers MSCI Europe Hedged Equity ETF - Market	19.78%	11.27%	8.30%
MSCI Europe US Dollar Hedged Index	19.82%	11.31%	8.55%
MSCI Europe Index	19.71%	9.03%	4.39%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	557,241,299
Number of Portfolio Holdings	423
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	2,343,271

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	22.4% of Net Assets
Novo Nordisk A/S (Denmark)	3.9%
ASML Holding NV (Netherlands)	3.3%
Nestle SA (Switzerland)	2.5%
AstraZeneca PLC (United Kingdom)	2.1%
Shell PLC (United Kingdom)	2.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.9%
Novartis AG (Switzerland)	1.8%
Roche Holding AG (Switzerland)	1.7%
SAP SE (Germany)	1.7%
HSBC Holdings PLC (United Kingdom)	1.5%

Sector Diversification

Sector	% of Net Assets
Financials	18%
Industrials	17%
Health Care	15%
Consumer Staples	10%
Consumer Discretionary	11%
Information Technology	8%
Materials	6%
Energy	5%
Utilities	4%
Communication Services	3%
Other	1%
Total	98%

Geographic Diversification

Country	% of Net Assets
United Kingdom	21%
France	17%
Switzerland	15%
Germany	13%
Netherlands	8%
Denmark	6%
Sweden	5%
Spain	4%
Italy	4%
Finland	2%
Other	3%
Total	98%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEU-TSRA

R-101074-1 (7/24) DBX006021 (7/25)

Xtrackers MSCI Eurozone Hedged Equity ETF

DBEZ  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$50	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EMU IMI US Dollar Hedged Index. The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The Fund returned  20.95% for the period ended May 31, 2024. The Fund's underlying index returned  21.19% and the Fund's broad-based index the MSCI EMU IMI Index returned  20.74% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. From a geographical perspective, all the countries contributed positively with the greatest contribution coming from France, Germany and the Netherlands. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	MSCI EMU IMI US Dollar Hedged Index (the Underlying Index)	MSCI EMU IMI Index
12/10/14	$10,000	$10,000	$10,000
12/31/14	$10,008	$10,006	$9,730
1/31/15	$10,704	$10,700	$9,744
2/28/15	$11,480	$11,486	$10,390
3/31/15	$11,808	$11,827	$10,248
4/30/15	$11,644	$11,673	$10,537
5/31/15	$11,720	$11,741	$10,353
6/30/15	$11,262	$11,276	$10,108
7/31/15	$11,791	$11,813	$10,493
8/31/15	$10,822	$10,846	$9,745
9/30/15	$10,331	$10,358	$9,258
10/31/15	$11,287	$11,328	$10,050
11/30/15	$11,612	$11,652	$9,892
12/31/15	$10,997	$11,039	$9,591
1/31/16	$10,303	$10,337	$8,949
2/29/16	$10,006	$10,048	$8,714
3/31/16	$10,332	$10,372	$9,391
4/30/16	$10,466	$10,504	$9,552
5/31/16	$10,730	$10,754	$9,645
6/30/16	$10,082	$10,103	$9,030
7/31/16	$10,621	$10,646	$9,564
8/31/16	$10,763	$10,799	$9,651
9/30/16	$10,793	$10,830	$9,753
10/31/16	$10,918	$10,958	$9,617
11/30/16	$10,884	$10,922	$9,263
12/31/16	$11,652	$11,687	$9,844
1/31/17	$11,578	$11,618	$10,010
2/28/17	$11,891	$11,935	$10,103
3/31/17	$12,547	$12,596	$10,713
4/30/17	$12,884	$12,934	$11,178
5/31/17	$13,150	$13,186	$11,740
6/30/17	$12,837	$12,875	$11,611
7/31/17	$12,919	$12,962	$12,059
8/31/17	$12,885	$12,937	$12,116
9/30/17	$13,477	$13,534	$12,588
10/31/17	$13,801	$13,863	$12,693
11/30/17	$13,538	$13,614	$12,739
12/31/17	$13,485	$13,562	$12,752
1/31/18	$13,949	$14,038	$13,653
2/28/18	$13,467	$13,558	$12,878
3/31/18	$13,213	$13,304	$12,713
4/30/18	$13,853	$13,946	$13,077
5/31/18	$13,700	$13,787	$12,463
6/30/18	$13,606	$13,689	$12,346
7/31/18	$14,077	$14,169	$12,778
8/31/18	$13,761	$13,857	$12,396
9/30/18	$13,723	$13,823	$12,316
10/31/18	$12,870	$12,963	$11,219
11/30/18	$12,765	$12,861	$11,097
12/31/18	$12,032	$12,124	$10,532
1/31/19	$12,844	$12,949	$11,260
2/28/19	$13,361	$13,473	$11,604
3/31/19	$13,572	$13,684	$11,597
4/30/19	$14,302	$14,418	$12,168
5/31/19	$13,518	$13,603	$11,380
6/30/19	$14,253	$14,341	$12,218
7/31/19	$14,303	$14,396	$11,967
8/31/19	$14,149	$14,248	$11,685
9/30/19	$14,674	$14,783	$11,982
10/31/19	$14,914	$15,027	$12,424
11/30/19	$15,340	$15,465	$12,619
12/31/19	$15,573	$15,701	$13,006
1/31/20	$15,328	$15,463	$12,619
2/29/20	$14,158	$14,293	$11,531
3/31/20	$11,702	$11,809	$9,491
4/30/20	$12,519	$12,631	$10,124
5/31/20	$13,140	$13,253	$10,777
6/30/20	$13,775	$13,888	$11,393
7/31/20	$13,618	$13,720	$11,846
8/31/20	$14,115	$14,230	$12,414
9/30/20	$13,891	$14,012	$11,971
10/31/20	$13,108	$13,231	$11,217
11/30/20	$15,430	$15,580	$13,500
12/31/20	$15,798	$15,955	$14,121
1/31/21	$15,639	$15,803	$13,877
2/28/21	$16,209	$16,384	$14,366
3/31/21	$17,227	$17,424	$14,809
4/30/21	$17,643	$17,838	$15,511
5/31/21	$18,207	$18,405	$16,179
6/30/21	$18,267	$18,472	$15,799
7/31/21	$18,529	$18,747	$16,022
8/31/21	$19,005	$19,237	$16,359
9/30/21	$18,402	$18,615	$15,522
10/31/21	$19,130	$19,364	$16,116
11/30/21	$18,508	$18,742	$15,152
12/31/21	$19,437	$19,683	$16,048
1/31/22	$18,769	$19,012	$15,262
2/28/22	$17,830	$18,068	$14,526
3/31/22	$17,753	$17,988	$14,306
4/30/22	$17,471	$17,702	$13,319
5/31/22	$17,603	$17,820	$13,595
6/30/22	$15,992	$16,188	$11,999
7/31/22	$17,150	$17,347	$12,533
8/31/22	$16,320	$16,521	$11,739
9/30/22	$15,304	$15,493	$10,679
10/31/22	$16,557	$16,767	$11,628
11/30/22	$17,990	$18,229	$13,097
12/31/22	$17,405	$17,646	$13,112
1/31/23	$19,139	$19,407	$14,625
2/28/23	$19,490	$19,775	$14,534
3/31/23	$19,582	$19,866	$14,928
4/30/23	$19,895	$20,187	$15,382
5/31/23	$19,463	$19,735	$14,483
6/30/23	$20,230	$20,518	$15,370
7/31/23	$20,676	$20,970	$15,845
8/31/23	$20,089	$20,386	$15,132
9/30/23	$19,473	$19,759	$14,278
10/31/23	$18,830	$19,115	$13,770
11/30/23	$20,398	$20,720	$15,346
12/31/23	$21,118	$21,459	$16,059
1/31/24	$21,529	$21,884	$16,092
2/29/24	$22,202	$22,573	$16,517
3/31/24	$23,215	$23,606	$17,220
4/30/24	$22,833	$23,216	$16,744
5/31/24	$23,541	$23,918	$17,487

MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

MSCI EMU Investable Market Index (IMI) captures large, mid and small-cap representation across Developed Markets countries in the European Economic and Monetary Union (EMU). The index covers approximately 99% of the free float-adjusted market capitalization of the EMU region.

The MSCI EMU IMI Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	Since Inception 12/10/14
Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	20.95%	11.73%	9.46%
Xtrackers MSCI Eurozone Hedged Equity ETF - Market	20.72%	11.95%	9.53%
MSCI EMU IMI US Dollar Hedged Index	21.19%	11.95%	9.63%
MSCI EMU IMI Index	20.74%	8.97%	6.07%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	39,696,857
Number of Portfolio Holdings	622
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	170,753

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	26.5% of Net Assets
ASML Holding NV (Netherlands)	6.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.5%
SAP SE (Germany)	3.0%
TotalEnergies SE (France)	2.5%
Siemens AG (Germany)	2.3%
Schneider Electric SE (France)	2.1%
L'Oreal SA (France)	1.9%
Allianz SE (Germany)	1.8%
Sanofi SA (France)	1.8%
Air Liquide SA (France)	1.6%

Sector Diversification

Sector	% of Net Assets
Financials	19%
Industrials	18%
Consumer Discretionary	14%
Information Technology	13%
Consumer Staples	7%
Health Care	7%
Materials	6%
Utilities	5%
Energy	4%
Communication Services	4%
Real Estate	2%
Total	99%

Geographic Diversification

Country	% of Net Assets
France	33%
Germany	25%
Netherlands	15%
Italy	8%
Spain	8%
Finland	3%
Belgium	3%
Other	5%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEZ-TSRA

R-101114-1 (7/24) DBX006022 (7/25)

Xtrackers MSCI Japan Hedged Equity ETF

DBJP  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$54	0.45%

Gross expense ratio as of the latest prospectus: 0.47%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI Japan US Dollar Hedged Index. The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The Fund returned  40.04% for the period ended May 31, 2024. The Fund's underlying index returned  40.84% and the Fund's broad-based index the MSCI Japan Index returned  18.63% during the same period.

Most sectors contributed positively to performance during the period with the greatest contributions coming from Financials, Industrials and Consumer Discretionary. The Health Care and Consumer Staples sectors were the only negative contributors to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Japanese yen. The currency hedging strategy contributed positively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Japan Hedged Equity ETF - NAV	MSCI Japan US Dollar Hedged Index (the Underlying Index)	MSCI Japan Index
'14	$10,000	$10,000	$10,000
'14	$10,475	$10,482	$10,523
'14	$10,687	$10,700	$10,584
'14	$10,564	$10,578	$10,354
'14	$11,053	$11,066	$10,280
'14	$11,147	$11,163	$10,146
'14	$11,756	$11,776	$10,178
'14	$11,659	$11,731	$10,032
'15	$11,690	$11,766	$10,266
'15	$12,598	$12,689	$10,889
'15	$12,842	$12,930	$11,056
'15	$13,263	$13,366	$11,447
'15	$13,900	$14,029	$11,596
'15	$13,477	$13,596	$11,398
'15	$13,703	$13,833	$11,451
'15	$12,602	$12,725	$10,786
'15	$11,610	$11,714	$10,052
'15	$12,856	$12,986	$11,066
'15	$12,988	$13,133	$10,956
'15	$12,718	$12,865	$10,991
'16	$11,756	$11,897	$10,087
'16	$10,619	$10,756	$9,811
'16	$11,083	$11,231	$10,275
'16	$11,044	$11,193	$10,752
'16	$11,307	$11,485	$10,641
'16	$10,148	$10,293	$10,379
'16	$10,788	$10,960	$11,051
'16	$10,928	$11,115	$11,094
'16	$10,885	$11,074	$11,271
'16	$11,439	$11,645	$11,420
'16	$12,052	$12,283	$11,144
'16	$12,463	$12,708	$11,253
'17	$12,489	$12,746	$11,671
'17	$12,550	$12,817	$11,802
'17	$12,473	$12,736	$11,758
'17	$12,613	$12,889	$11,882
'17	$12,900	$13,189	$12,239
'17	$13,254	$13,557	$12,369
'17	$13,304	$13,619	$12,619
'17	$13,254	$13,577	$12,613
'17	$13,825	$14,163	$12,860
'17	$14,608	$14,971	$13,453
'17	$14,834	$15,208	$13,855
'17	$15,057	$15,443	$13,952
'18	$15,279	$15,678	$14,591
'18	$14,707	$15,102	$14,371
'18	$14,288	$14,663	$13,970
'18	$14,910	$15,305	$14,162
'18	$14,673	$15,077	$14,022
'18	$14,611	$15,017	$13,669
'18	$14,845	$15,264	$13,724
'18	$14,762	$15,185	$13,754
'18	$15,591	$16,042	$14,172
'18	$14,199	$14,619	$12,974
'18	$14,366	$14,795	$13,025
'18	$12,944	$13,342	$12,155
'19	$13,654	$14,079	$12,896
'19	$13,979	$14,419	$12,892
'19	$14,016	$14,453	$12,965
'19	$14,326	$14,782	$13,145
'19	$13,412	$13,853	$12,624
'19	$13,835	$14,297	$13,097
'19	$13,991	$14,461	$13,115
'19	$13,553	$14,015	$12,982
'19	$14,367	$14,860	$13,507
'19	$15,099	$15,618	$14,162
'19	$15,390	$15,934	$14,242
'19	$15,636	$16,189	$14,539
'20	$15,401	$15,953	$14,341
'20	$13,930	$14,442	$13,029
'20	$12,973	$13,449	$12,098
'20	$13,567	$14,064	$12,750
'20	$14,469	$15,006	$13,505
'20	$14,489	$15,031	$13,503
'20	$13,972	$14,495	$13,289
'20	$15,075	$15,647	$14,300
'20	$15,151	$15,732	$14,440
'20	$14,773	$15,333	$14,209
'20	$16,590	$17,215	$15,985
'20	$17,118	$17,765	$16,644
'21	$17,175	$17,840	$16,478
'21	$17,728	$18,428	$16,727
'21	$18,555	$19,312	$16,905
'21	$18,081	$18,811	$16,648
'21	$18,588	$19,354	$17,023
'21	$18,577	$19,352	$16,857
'21	$18,128	$18,894	$16,644
'21	$18,698	$19,497	$17,155
'21	$19,506	$20,337	$17,627
'21	$19,260	$20,097	$17,034
'21	$18,689	$19,521	$16,614
'21	$19,324	$20,182	$16,929
'22	$18,353	$19,175	$16,070
'22	$18,139	$18,957	$15,890
'22	$18,979	$19,842	$15,810
'22	$18,537	$19,379	$14,418
'22	$18,712	$19,576	$14,655
'22	$18,248	$19,091	$13,498
'22	$19,013	$19,894	$14,268
'22	$19,243	$20,152	$13,903
'22	$18,125	$18,970	$12,463
'22	$19,187	$20,093	$12,832
'22	$19,848	$20,823	$14,074
'22	$18,835	$19,779	$14,111
'23	$19,805	$20,799	$14,988
'23	$20,009	$21,030	$14,413
'23	$20,418	$21,464	$14,984
'23	$21,045	$22,125	$15,039
'23	$22,040	$23,185	$15,319
'23	$23,800	$25,032	$15,946
'23	$24,203	$25,479	$16,428
'23	$24,289	$25,589	$16,030
'23	$24,501	$25,794	$15,693
'23	$23,878	$25,156	$14,986
'23	$25,417	$26,833	$16,268
'23	$25,422	$26,846	$16,979
'24	$27,611	$29,168	$17,763
'24	$29,188	$30,865	$18,295
'24	$30,414	$32,145	$18,760
'24	$30,379	$32,116	$17,932
'24	$30,865	$32,654	$18,172

MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. The index covers approximately 85% of the free float-adjusted market capitalization in Japan.

The MSCI Japan Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Japan Hedged Equity ETF - NAV	40.04%	18.14%	11.93%
Xtrackers MSCI Japan Hedged Equity ETF - Market	40.93%	18.42%	11.89%
MSCI Japan US Dollar Hedged Index	40.84%	18.71%	12.56%
MSCI Japan Index	18.63%	7.56%	6.15%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	431,221,692
Number of Portfolio Holdings	207
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,458,489

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	26.4% of Net Assets
Toyota Motor Corp.	5.9%
Mitsubishi UFJ Financial Group, Inc.	3.0%
Sony Group Corp.	2.6%
Tokyo Electron Ltd.	2.6%
Hitachi Ltd.	2.5%
Keyence Corp.	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.1%
Recruit Holdings Co. Ltd.	1.9%
Mitsubishi Corp.	1.8%
Shin-Etsu Chemical Co. Ltd.	1.7%

Sector Diversification

Sector	% of Net Assets
Industrials	23%
Consumer Discretionary	18%
Information Technology	15%
Financials	14%
Health Care	8%
Communication Services	7%
Consumer Staples	5%
Materials	4%
Real Estate	2%
Utilities	1%
Other	1%
Total	98%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBJP-TSRA

R-101115-1 (7/24) DBX006023 (7/25)

Xtrackers California Municipal Bond ETF

CA  :  Nasdaq Stock Market

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CA	$4Footnote Reference(a)	0.08%

(a) Based on the period December 14, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers California Municipal Bond ETF ("the Fund") for the period December 14, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the ICE AMT-Free Broad Liquid California Municipal Index. The Underlying Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions.

The Fund returned  -0.40% for the period ended May 31, 2024. The Fund's underlying index returned  -0.22% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned  -0.22% during the same period.

Prepaid Energy, ETM/Pre-Refunded and Toll Facilities were the major positive contributors, while State General Obligation, University Public and School District Government Obligation sectors detracted most from the performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers California Municipal Bond ETF - NAV	ICE AMT-Free Broad Liquid California Municipal Index (the Underlying Index)	Bloomberg Municipal Bond Index
12/14/23	$10,000	$10,000	$10,000
12/23	$10,133	$10,149	$10,143
1/24	$10,121	$10,134	$10,123
2/24	$10,116	$10,135	$10,124
3/24	$10,101	$10,115	$10,110
4/24	$9,984	$10,006	$10,005
5/24	$9,960	$9,978	$9,978

ICE AMT-Free Broad Liquid California Municipal Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions.

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a broad-based index that represents the fund’s overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund/Index	Since Inception 12/14/23
Xtrackers California Municipal Bond ETF - NAV	-0.40%
Xtrackers California Municipal Bond ETF - Market	-0.18%
ICE AMT-Free Broad Liquid California Municipal Index	- 0.22%
Bloomberg Municipal Bond Index	-0.22%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	22,202,850
Number of Portfolio Holdings	274
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	7,630
Modified duration to worst	6.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holding based data is subject to change.

Credit Quality Diversification

Credit Rating	% of Net Assets
AAA	16%
AA	72%
A	10%
Total	98%

Sector Diversification

Sector	% of Net Assets
General Obligations	43%
Education	25%
Health Care	8%
Water	8%
Transportation	4%
Power	4%
Airport	4%
Other	1%
Tax	1%
Total	98%

Material Fund Changes

This is a summary of certain changes of the Fund since December 13, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective January 31, 2024, the Fund’s contractual cap on total annual operating expense changed from no expense limit to 0.07%. The cap excludes certain expenses such as interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is exempt from California and federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE AMT-Free Broad Liquid California Municipal Index (“Index”) for use by DBX Advisors LLC in connection with Xtrackers California Municipal Bond ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CA-TSRA

R-101117-1 (7/24) DBX006024 (7/25)

Xtrackers Municipal Infrastructure Revenue Bond ETF

RVNU  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$15	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive Municipal Infrastructure Revenue Bond Index. The underlying index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

The Fund returned  3.25% for the period ended May 31, 2024. The Fund's underlying index returned  3.39% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned  2.67% during the same period.

Most sectors contributed positively to performance during the period with the greatest contributions coming from Airport, Water & Sewer and Toll Facilities. The Sanitation sector was the only negative contributor to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index)	Bloomberg Municipal Bond Index	S&P Municipal Bond Revenue Index
'14	$10,000	$10,000	$10,000	$10,000
'14	$9,996	$9,963	$10,009	$9,990
'14	$10,048	$10,007	$10,026	$10,019
'14	$10,269	$10,240	$10,148	$10,164
'14	$10,287	$10,271	$10,158	$10,191
'14	$10,389	$10,366	$10,228	$10,255
'14	$10,399	$10,392	$10,245	$10,277
'14	$10,511	$10,525	$10,297	$10,343
'15	$10,792	$10,811	$10,480	$10,539
'15	$10,594	$10,608	$10,371	$10,443
'15	$10,663	$10,684	$10,401	$9,778
'15	$10,551	$10,570	$10,347	$10,432
'15	$10,488	$10,521	$10,318	$10,405
'15	$10,454	$10,485	$10,309	$10,381
'15	$10,585	$10,616	$10,384	$10,466
'15	$10,617	$10,656	$10,404	$10,498
'15	$10,707	$10,736	$10,479	$10,577
'15	$10,756	$10,789	$10,521	$10,628
'15	$10,868	$10,916	$10,563	$10,684
'15	$11,031	$11,075	$10,637	$10,775
'16	$11,182	$11,212	$10,764	$10,896
'16	$11,169	$11,236	$10,781	$10,912
'16	$11,293	$11,363	$10,815	$10,975
'16	$11,427	$11,498	$10,894	$11,067
'16	$11,525	$11,599	$10,924	$11,115
'16	$11,840	$11,894	$11,098	$11,310
'16	$11,775	$11,850	$11,105	$11,311
'16	$11,837	$11,914	$11,119	$11,340
'16	$11,741	$11,838	$11,064	$11,296
'16	$11,563	$11,666	$10,948	$11,190
'16	$10,971	$11,074	$10,540	$10,754
'16	$11,162	$11,256	$10,663	$10,879
'17	$11,205	$11,286	$10,734	$10,938
'17	$11,268	$11,352	$10,808	$11,020
'17	$11,279	$11,378	$10,832	$11,062
'17	$11,370	$11,480	$10,910	$11,153
'17	$11,613	$11,729	$11,083	$11,327
'17	$11,605	$11,726	$11,044	$11,308
'17	$11,690	$11,824	$11,133	$11,381
'17	$11,811	$11,951	$11,218	$11,478
'17	$11,767	$11,908	$11,161	$11,436
'17	$11,795	$11,956	$11,188	$11,462
'17	$11,798	$11,957	$11,128	$11,429
'17	$11,978	$12,140	$11,244	$11,551
'18	$11,773	$11,938	$11,112	$11,429
'18	$11,665	$11,838	$11,079	$11,380
'18	$11,711	$11,896	$11,120	$11,439
'18	$11,661	$11,847	$11,080	$11,400
'18	$11,831	$12,024	$11,207	$11,539
'18	$11,833	$12,025	$11,216	$11,552
'18	$11,850	$12,046	$11,244	$11,579
'18	$11,882	$12,071	$11,272	$11,603
'18	$11,766	$11,957	$11,200	$11,532
'18	$11,636	$11,831	$11,131	$11,445
'18	$11,763	$11,972	$11,254	$11,561
'18	$11,922	$12,144	$11,388	$11,699
'19	$12,004	$12,230	$11,475	$11,784
'19	$12,092	$12,318	$11,536	$11,852
'19	$12,391	$12,631	$11,718	$12,050
'19	$12,479	$12,730	$11,762	$12,097
'19	$12,721	$12,976	$11,925	$12,268
'19	$12,759	$13,018	$11,969	$12,323
'19	$12,860	$13,124	$12,065	$12,421
'19	$13,197	$13,449	$12,255	$12,615
'19	$13,070	$13,328	$12,157	$12,532
'19	$13,057	$13,319	$12,179	$12,549
'19	$13,083	$13,348	$12,209	$12,571
'19	$13,132	$13,400	$12,247	$12,615
'20	$13,458	$13,735	$12,467	$12,829
'20	$13,745	$14,026	$12,627	$13,004
'20	$12,907	$13,180	$12,169	$12,473
'20	$12,525	$12,798	$12,017	$12,271
'20	$13,070	$13,352	$12,399	$12,653
'20	$13,332	$13,609	$12,501	$12,807
'20	$13,600	$13,891	$12,712	$13,010
'20	$13,517	$13,803	$12,652	$12,981
'20	$13,457	$13,727	$12,655	$12,986
'20	$13,435	$13,714	$12,617	$12,972
'20	$13,814	$14,123	$12,807	$13,168
'20	$13,964	$14,277	$12,885	$13,266
'21	$14,108	$14,444	$12,967	$13,360
'21	$13,742	$14,081	$12,761	$13,169
'21	$13,866	$14,233	$12,840	$13,252
'21	$14,093	$14,467	$12,947	$13,376
'21	$14,179	$14,570	$12,986	$13,446
'21	$14,260	$14,664	$13,022	$13,497
'21	$14,392	$14,800	$13,130	$13,602
'21	$14,298	$14,705	$13,082	$13,561
'21	$14,126	$14,532	$12,987	$13,459
'21	$14,109	$14,511	$12,949	$13,444
'21	$14,312	$14,732	$13,059	$13,559
'21	$14,356	$14,773	$13,080	$13,581
'22	$13,868	$14,269	$12,722	$13,235
'22	$13,727	$14,124	$12,677	$13,153
'22	$13,127	$13,522	$12,266	$12,762
'22	$12,517	$12,911	$11,927	$12,376
'22	$12,779	$13,191	$12,104	$12,549
'22	$12,306	$12,717	$11,906	$12,285
'22	$12,794	$13,201	$12,220	$12,632
'22	$12,263	$12,651	$11,952	$12,329
'22	$11,669	$12,044	$11,494	$11,838
'22	$11,383	$11,757	$11,398	$11,727
'22	$12,277	$12,669	$11,931	$12,314
'22	$12,196	$12,586	$11,965	$12,316
'23	$12,798	$13,209	$12,309	$12,697
'23	$12,375	$12,773	$12,031	$12,393
'23	$12,756	$13,157	$12,298	$12,644
'23	$12,774	$13,183	$12,269	$12,639
'23	$12,678	$13,092	$12,163	$12,544
'23	$12,854	$13,269	$12,285	$12,665
'23	$12,876	$13,304	$12,334	$12,700
'23	$12,614	$13,029	$12,156	$12,553
'23	$12,092	$12,484	$11,800	$12,209
'23	$11,742	$12,138	$11,699	$12,046
'23	$12,887	$13,322	$12,442	$12,793
'23	$13,317	$13,783	$12,731	$13,115
'24	$13,287	$13,738	$12,666	$13,105
'24	$13,285	$13,736	$12,682	$13,121
'24	$13,269	$13,716	$12,682	$13,130
'24	$13,074	$13,518	$12,525	$12,988
'24	$13,090	$13,536	$12,488	$12,971

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The S&P Municipal Bond Revenue Index is designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds.

The Bloomberg Municipal Bond Index is a broad-based index that represents the Fund’s overall debt market. It replaces the S&P Municipal Bond Revenue Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	3.25%	0.57%	2.73%
Xtrackers Municipal Infrastructure Revenue Bond ETF - Market	3.82%	0.61%	2.76%
Solactive Municipal Infrastructure Revenue Bond Index	3.39%	0.85%	3.07%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.24%
S&P Municipal Bond Revenue Index	3.40%	1.12%	2.63%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	127,618,267
Number of Portfolio Holdings	331
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	174,135
Modified duration to worst	8.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holding based data is subject to change.

Credit Quality Diversification

Credit Rating	% of Net Assets
AAA	9%
AA	63%
A	24%
BBB	3%
Total	99%

Sector Diversification

Sector	% of Net Assets
Airport	31%
Water & Sewer	15%
Toll Facilities	14%
Public Power	13%
Cities, Counties, & Authorities	10%
Mass Transit	7%
Seaport	3%
Other	2%
Sales and Special Tax	2%
States & US Territories	2%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

RVNU-TSRA

R-101118-1 (7/24) DBX006025 (7/25)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

HDAW  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDAW	$22	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI ACWI ex USA High Dividend Yield Index. The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

The Fund returned  19.88% for the period ended May 31, 2024. The Fund's underlying index returned  20.12% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

Most sectors contributed positively to performance during the period with the greatest contributions coming from Financials, Materials and Energy. The Real Estate and Communication Services sectors were the only negative contributors to performance. From a geographical perspective, Taiwan, China and France were the major positive contributors, while Indonesia, Saudi Arabia and Brazil contributed negatively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF - NAV	MSCI ACWI ex USA High Dividend Yield Index (the Underlying Index)	MSCI ACWI ex USA Index
8/12/15	$10,000	$10,000	$10,000
8/31/15	$9,356	$9,372	$9,340
9/30/15	$9,020	$9,030	$8,907
10/31/15	$9,544	$9,556	$9,570
11/30/15	$9,480	$9,481	$9,372
12/31/15	$9,213	$9,220	$9,196
1/31/16	$8,869	$8,880	$8,570
2/29/16	$8,808	$8,819	$8,472
3/31/16	$9,179	$9,193	$9,161
4/30/16	$9,386	$9,396	$9,402
5/31/16	$9,333	$9,349	$9,243
6/30/16	$9,388	$9,407	$9,102
7/31/16	$9,700	$9,730	$9,552
8/31/16	$9,839	$9,869	$9,612
9/30/16	$9,903	$9,943	$9,731
10/31/16	$9,994	$10,031	$9,591
11/30/16	$9,973	$10,043	$9,369
12/31/16	$10,341	$10,411	$9,609
1/31/17	$10,374	$10,454	$9,949
2/28/17	$10,624	$10,710	$10,108
3/31/17	$10,844	$10,936	$10,364
4/30/17	$10,804	$10,897	$10,586
5/31/17	$11,029	$11,127	$10,930
6/30/17	$10,929	$11,027	$10,963
7/31/17	$10,981	$11,087	$11,368
8/31/17	$11,088	$11,202	$11,427
9/30/17	$11,218	$11,336	$11,639
10/31/17	$11,509	$11,634	$11,858
11/30/17	$11,384	$11,511	$11,954
12/31/17	$11,497	$11,628	$12,222
1/31/18	$11,748	$11,887	$12,902
2/28/18	$11,454	$11,595	$12,294
3/31/18	$11,274	$11,408	$12,059
4/30/18	$11,484	$11,608	$12,270
5/31/18	$11,089	$11,208	$11,987
6/30/18	$10,903	$11,011	$11,761
7/31/18	$11,330	$11,449	$12,043
8/31/18	$11,089	$11,204	$11,791
9/30/18	$11,189	$11,299	$11,844
10/31/18	$10,499	$10,598	$10,881
11/30/18	$10,552	$10,651	$10,984
12/31/18	$10,124	$10,220	$10,486
1/31/19	$10,912	$11,012	$11,279
2/28/19	$11,144	$11,250	$11,500
3/31/19	$11,086	$11,192	$11,568
4/30/19	$11,312	$11,411	$11,874
5/31/19	$10,778	$10,864	$11,236
6/30/19	$11,477	$11,569	$11,913
7/31/19	$11,211	$11,303	$11,769
8/31/19	$10,907	$11,000	$11,405
9/30/19	$11,335	$11,432	$11,699
10/31/19	$11,788	$11,892	$12,107
11/30/19	$11,808	$11,915	$12,214
12/31/19	$12,374	$12,487	$12,743
1/31/20	$11,892	$12,007	$12,400
2/29/20	$10,860	$10,961	$11,420
3/31/20	$9,143	$9,229	$9,767
4/30/20	$9,766	$9,853	$10,507
5/31/20	$9,895	$9,982	$10,851
6/30/20	$10,203	$10,291	$11,341
7/31/20	$10,320	$10,409	$11,847
8/31/20	$10,684	$10,775	$12,354
9/30/20	$10,223	$10,309	$12,050
10/31/20	$9,868	$9,952	$11,791
11/30/20	$11,417	$11,520	$13,377
12/31/20	$11,922	$12,033	$14,100
1/31/21	$11,870	$11,981	$14,131
2/28/21	$12,138	$12,252	$14,410
3/31/21	$12,589	$12,704	$14,593
4/30/21	$12,883	$12,995	$15,022
5/31/21	$13,292	$13,413	$15,475
6/30/21	$13,060	$13,181	$15,392
7/31/21	$13,053	$13,174	$15,138
8/31/21	$13,118	$13,245	$15,426
9/30/21	$12,523	$12,645	$14,932
10/31/21	$12,725	$12,849	$15,288
11/30/21	$12,296	$12,424	$14,600
12/31/21	$13,052	$13,194	$15,203
1/31/22	$13,197	$13,349	$14,643
2/28/22	$13,105	$13,345	$14,353
3/31/22	$13,368	$13,515	$14,376
4/30/22	$12,745	$12,888	$13,473
5/31/22	$12,815	$12,947	$13,570
6/30/22	$11,675	$11,787	$12,403
7/31/22	$11,767	$11,879	$12,827
8/31/22	$11,401	$11,513	$12,415
9/30/22	$10,448	$10,547	$11,174
10/31/22	$10,808	$10,910	$11,508
11/30/22	$12,166	$12,291	$12,866
12/31/22	$12,230	$12,367	$12,770
1/31/23	$12,965	$13,106	$13,806
2/28/23	$12,609	$12,747	$13,321
3/31/23	$12,976	$13,110	$13,647
4/30/23	$13,317	$13,453	$13,884
5/31/23	$12,598	$12,743	$13,379
6/30/23	$13,183	$13,334	$13,980
7/31/23	$13,847	$14,010	$14,548
8/31/23	$13,281	$13,442	$13,891
9/30/23	$13,205	$13,376	$13,452
10/31/23	$12,707	$12,872	$12,897
11/30/23	$13,653	$13,832	$14,058
12/31/23	$14,399	$14,594	$14,764
1/31/24	$14,118	$14,314	$14,618
2/29/24	$14,234	$14,433	$14,988
3/31/24	$14,627	$14,827	$15,434
4/30/24	$14,544	$14,743	$15,179
5/31/24	$15,102	$15,306	$15,619

MSCI ACWI ex USA High Dividend Yield Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	Since Inception 8/12/15
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF - NAV	19.88%	6.98%	4.79%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF - Market	19.81%	7.00%	4.82%
MSCI ACWI ex USA High Dividend Yield Index	20.12%	7.10%	4.95%
MSCI ACWI ex USA Index	16.74%	6.81%	5.19%

Average Annual Total Returns

Prior to February 13, 2018, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 13, 2018 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	11,574,682
Number of Portfolio Holdings	356
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	21,315

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	27.4% of Net Assets
Novartis AG (Switzerland)	4.4%
Roche Holding AG (Switzerland)	4.0%
TotalEnergies SE (France)	3.3%
BHP Group Ltd. (Australia)	3.2%
Unilever PLC (United Kingdom)	2.9%
Allianz SE (Germany)	2.4%
Sanofi SA (France)	2.4%
Rio Tinto PLC (United Kingdom)	1.7%
Zurich Insurance Group AG (Switzerland)	1.6%
China Construction Bank Corp. (China)	1.5%

Sector Diversification

Sector	% of Net Assets
Financials	24%
Materials	13%
Health Care	11%
Consumer Staples	10%
Energy	9%
Consumer Discretionary	8%
Industrials	7%
Information Technology	5%
Communication Services	4%
Utilities	4%
Real Estate	2%
Total	97%

Geographic Diversification

Country	% of Net Assets
Switzerland	15%
United Kingdom	11%
France	11%
Australia	7%
China	6%
Germany	6%
Taiwan	5%
Canada	4%
Japan	4%
Singapore	3%
Netherlands	3%
Hong Kong	2%
Brazil	2%
Sweden	2%
Saudi Arabia	2%
Other	14%
Total	97%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

The Fund’s Board of Trustees voted to close and liquidate the Fund on or about August 1, 2024. The Fund’s final day of trading on NYSE Arca, Inc. was July 22, 2024. Fund liquidation proceeds are scheduled to be sent to shareholders on or about August 1, 2024.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HDAW-TSRA

R-101119-1 (7/24) DBX006026 (7/25)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

HDEF  :  NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$14	0.12%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EAFE High Dividend Yield Index. The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

The Fund returned  19.79% for the period ended May 31, 2024. The Fund's underlying index returned  19.72% and the Fund's broad-based index the MSCI EAFE Index returned  18.53% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Materials and Consumer Discretionary. The Real Estate sector was the only negative contributor to performance. From a geographical perspective, China, the United Kingdom and France were the major positive contributors, while Hong Kong, the United States and New Zealand contributed negatively to performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	MSCI EAFE High Dividend Yield Index (the Underlying Index)	MSCI EAFE Index
8/12/15	$10,000	$10,000	$10,000
8/31/15	$9,352	$9,353	$9,330
9/30/15	$9,059	$9,060	$8,856
10/31/15	$9,612	$9,620	$9,548
11/30/15	$9,612	$9,623	$9,400
12/31/15	$9,344	$9,355	$9,273
1/31/16	$8,986	$8,998	$8,603
2/29/16	$8,912	$8,933	$8,445
3/31/16	$9,209	$9,232	$8,995
4/30/16	$9,447	$9,469	$9,255
5/31/16	$9,492	$9,513	$9,171
6/30/16	$9,484	$9,509	$8,863
7/31/16	$9,808	$9,841	$9,312
8/31/16	$9,813	$9,848	$9,319
9/30/16	$9,941	$9,980	$9,433
10/31/16	$10,008	$10,051	$9,240
11/30/16	$9,941	$10,002	$9,056
12/31/16	$10,427	$10,490	$9,366
1/31/17	$10,377	$10,447	$9,638
2/28/17	$10,682	$10,761	$9,775
3/31/17	$11,049	$11,130	$10,045
4/30/17	$10,980	$11,062	$10,300
5/31/17	$11,290	$11,377	$10,678
6/30/17	$11,032	$11,119	$10,659
7/31/17	$10,955	$11,048	$10,967
8/31/17	$11,045	$11,144	$10,963
9/30/17	$11,304	$11,409	$11,235
10/31/17	$11,556	$11,668	$11,406
11/30/17	$11,417	$11,534	$11,526
12/31/17	$11,453	$11,573	$11,711
1/31/18	$11,530	$11,655	$12,298
2/28/18	$11,244	$11,368	$11,743
3/31/18	$11,043	$11,164	$11,512
4/30/18	$11,459	$11,579	$11,795
5/31/18	$11,061	$11,172	$11,529
6/30/18	$10,950	$11,059	$11,389
7/31/18	$11,299	$11,414	$11,669
8/31/18	$11,012	$11,125	$11,444
9/30/18	$11,088	$11,203	$11,543
10/31/18	$10,410	$10,521	$10,624
11/30/18	$10,334	$10,447	$10,611
12/31/18	$9,934	$10,042	$10,096
1/31/19	$10,600	$10,717	$10,759
2/28/19	$10,936	$11,058	$11,033
3/31/19	$10,986	$11,107	$11,103
4/30/19	$11,249	$11,365	$11,415
5/31/19	$10,646	$10,741	$10,867
6/30/19	$11,334	$11,436	$11,512
7/31/19	$11,112	$11,215	$11,365
8/31/19	$10,841	$10,945	$11,071
9/30/19	$11,300	$11,408	$11,388
10/31/19	$11,830	$11,946	$11,797
11/30/19	$11,869	$11,989	$11,930
12/31/19	$12,372	$12,498	$12,318
1/31/20	$11,985	$12,107	$12,061
2/29/20	$10,874	$10,986	$10,971
3/31/20	$9,338	$9,437	$9,506
4/30/20	$9,857	$9,954	$10,121
5/31/20	$10,049	$10,143	$10,561
6/30/20	$10,410	$10,502	$10,921
7/31/20	$10,476	$10,566	$11,175
8/31/20	$10,917	$11,013	$11,750
9/30/20	$10,517	$10,607	$11,445
10/31/20	$10,089	$10,175	$10,988
11/30/20	$11,697	$11,803	$12,691
12/31/20	$12,153	$12,265	$13,281
1/31/21	$12,064	$12,175	$13,139
2/28/21	$12,199	$12,312	$13,434
3/31/21	$12,613	$12,727	$13,743
4/30/21	$12,865	$12,972	$14,157
5/31/21	$13,302	$13,410	$14,664
6/30/21	$13,035	$13,143	$14,454
7/31/21	$13,156	$13,265	$14,563
8/31/21	$13,086	$13,194	$14,819
9/30/21	$12,429	$12,531	$14,389
10/31/21	$12,666	$12,769	$14,743
11/30/21	$12,215	$12,322	$14,057
12/31/21	$12,990	$13,106	$14,777
1/31/22	$13,179	$13,301	$14,063
2/28/22	$13,148	$13,275	$13,814
3/31/22	$13,444	$13,563	$13,903
4/30/22	$12,889	$13,004	$13,003
5/31/22	$13,016	$13,120	$13,101
6/30/22	$11,846	$11,943	$11,885
7/31/22	$12,020	$12,117	$12,478
8/31/22	$11,539	$11,638	$11,885
9/30/22	$10,530	$10,622	$10,773
10/31/22	$11,093	$11,192	$11,353
11/30/22	$12,418	$12,529	$12,631
12/31/22	$12,641	$12,759	$12,641
1/31/23	$13,431	$13,556	$13,665
2/28/23	$13,085	$13,209	$13,380
3/31/23	$13,537	$13,659	$13,711
4/30/23	$13,903	$14,018	$14,099
5/31/23	$13,070	$13,168	$13,502
6/30/23	$13,740	$13,845	$14,116
7/31/23	$14,349	$14,462	$14,573
8/31/23	$13,810	$13,923	$14,015
9/30/23	$13,705	$13,824	$13,536
10/31/23	$13,227	$13,342	$12,987
11/30/23	$14,229	$14,352	$14,193
12/31/23	$14,998	$15,128	$14,947
1/31/24	$14,750	$14,878	$15,033
2/29/24	$14,629	$14,756	$15,308
3/31/24	$15,117	$15,239	$15,794
4/30/24	$15,057	$15,170	$15,407
5/31/24	$15,656	$15,765	$16,003

MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	Since Inception 8/12/15
Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	19.79%	8.02%	5.22%
Xtrackers MSCI EAFE High Div Yield Equity ETF - Market	19.77%	8.07%	5.27%
MSCI EAFE High Dividend Yield Index	19.72%	7.98%	5.30%
MSCI EAFE Index	18.53%	8.05%	5.48%

Average Annual Total Returns

Prior to February 13, 2018, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 13, 2018 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	1,565,804,004
Number of Portfolio Holdings	120
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	1,728,753

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	39.6% of Net Assets
TotalEnergies SE (France)	5.0%
Novartis AG (Switzerland)	5.0%
Roche Holding AG (Switzerland)	4.9%
BHP Group Ltd. (Australia)	4.8%
Unilever PLC (United Kingdom)	4.7%
Allianz SE (Germany)	3.9%
Sanofi SA (France)	3.8%
Rio Tinto PLC (United Kingdom)	2.7%
Zurich Insurance Group AG (Switzerland)	2.6%
AXA SA (France)	2.2%

Sector Diversification

Sector	% of Net Assets
Financials	21%
Materials	15%
Consumer Staples	15%
Health Care	14%
Industrials	9%
Energy	8%
Consumer Discretionary	7%
Utilities	4%
Communication Services	3%
Real Estate	2%
Total	98%

Geographic Diversification

Country	% of Net Assets
Switzerland	21%
United Kingdom	16%
France	16%
Australia	10%
Germany	8%
Japan	6%
Singapore	5%
Netherlands	4%
Hong Kong	2%
Sweden	2%
Italy	2%
Finland	2%
Other	4%
Total	98%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense changed from no expense limit to 0.09%. The cap excludes certain expenses such as interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HDEF-TSRA

R-101121-1 (7/24) DBX006027 (7/25)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $429,604 for 2024 and $437,583 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $134,257 for 2024 and $123,771 for 2023.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023 except for items included in (a) through (d) above.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments is included under Item 7.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

May 31, 2024

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Table of Contents

Page
Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF	2

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	8

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	23

Report of Independent Registered Public Accounting Firm	29

Board Considerations in Approval of Investment Advisory Contracts	30

Tax Information	34

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Communication Services — 1.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,389,604	2,777,334
China United Network Communications Ltd., Class A	15,775,581	9,923,661
Focus Media Information Technology Co. Ltd., Class A	8,722,253	7,611,816
Mango Excellent Media Co. Ltd., Class A	683,589	2,175,471

(Cost $22,679,676)		22,488,282

Consumer Discretionary — 7.3%
BYD Co. Ltd., Class A	763,578	24,071,168
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	140,739	2,380,488
China Tourism Group Duty Free Corp. Ltd., Class A	779,388	7,616,973
Chongqing Changan Automobile Co. Ltd., Class A	4,201,141	7,974,471
Ecovacs Robotics Co. Ltd., Class A	202,692	1,391,940
Fuyao Glass Industry Group Co. Ltd., Class A	1,442,544	9,181,577
Great Wall Motor Co. Ltd., Class A	1,086,377	3,883,496
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,761,519	21,073,081
Guangzhou Automobile Group Co. Ltd., Class A	2,043,699	2,368,642
Haier Smart Home Co. Ltd., Class A	3,170,908	12,893,312
Huali Industrial Group Co. Ltd., Class A	102,357	953,279
Huayu Automotive Systems Co. Ltd., Class A	1,448,030	3,203,051
Huizhou Desay Sv Automotive Co. Ltd., Class A	220,534	3,048,662
Midea Group Co. Ltd., Class A	4,084,298	36,407,815
Ningbo Tuopu Group Co. Ltd., Class A	401,423	3,182,143
Oppein Home Group, Inc., Class A	161,088	1,508,904
SAIC Motor Corp. Ltd., Class A	4,109,583	7,959,068
Shanghai Jinjiang International Hotels Co. Ltd., Class A	335,400	1,295,913

(Cost $125,092,791)		150,393,983

Consumer Staples — 13.0%
Anhui Gujing Distillery Co. Ltd., Class A	144,309	4,979,871
Chongqing Brewery Co. Ltd., Class A	182,027	1,727,339
Eastroc Beverage Group Co. Ltd., Class A	63,100	1,858,458

	Number of Shares	Value $

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,367,799	6,740,245
Guangdong Haid Group Co. Ltd., Class A	654,741	4,565,676
Henan Shuanghui Investment & Development Co. Ltd., Class A	889,727	3,103,371
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,284,676	20,593,425
Jiangsu King’s Luck Brewery JSC Ltd., Class A	555,982	4,059,145
Jiangsu Yanghe Distillery Co. Ltd., Class A	477,680	6,136,613
Kweichow Moutai Co. Ltd., Class A	511,955	116,165,704
Luzhou Laojiao Co. Ltd., Class A	619,222	14,903,298
Muyuan Foods Co. Ltd., Class A	2,260,232	14,669,154
New Hope Liuhe Co. Ltd.*, Class A	1,623,927	2,239,776
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	422,790	14,045,085
Tsingtao Brewery Co. Ltd., Class A	293,022	3,131,123
Wens Foodstuffs Group Co. Ltd., Class A	4,352,754	12,827,770
Wuliangye Yibin Co. Ltd., Class A	1,604,874	32,407,192
Yihai Kerry Arawana Holdings Co. Ltd., Class A	502,993	2,082,620
Yunnan Botanee Bio-Technology Group Co. Ltd.*, Class A	136,674	1,004,610

(Cost $193,245,552)		267,240,475

Energy — 3.6%
China Coal Energy Co. Ltd., Class A	1,466,498	2,680,710
China Merchants Energy Shipping Co. Ltd., Class A	2,692,400	3,287,256
China Oilfield Services Ltd., Class A	474,385	1,179,939
China Petroleum & Chemical Corp., Class A	16,039,498	14,240,356
China Shenhua Energy Co. Ltd., Class A	2,876,071	16,757,847
PetroChina Co. Ltd., Class A	9,208,841	12,853,260
Shaanxi Coal Industry Co. Ltd., Class A	3,448,616	12,356,326
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,937,100	2,941,020
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,107,400	3,457,148
Yankuang Energy Group Co. Ltd., Class A	1,170,660	4,059,096

(Cost $49,144,010)		73,812,958

Financials — 23.4%
Agricultural Bank of China Ltd., Class A	27,162,500	16,413,629
Bank of Beijing Co. Ltd., Class A	12,449,743	9,973,641

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Bank of Chengdu Co. Ltd., Class A	1,633,956	3,553,594
Bank of China Ltd., Class A	18,127,900	11,079,006
Bank of Communications Co. Ltd., Class A	23,088,950	22,405,965
Bank of Hangzhou Co. Ltd., Class A	2,911,833	5,446,986
Bank of Jiangsu Co. Ltd., Class A	15,551,885	17,703,491
Bank of Nanjing Co. Ltd., Class A	4,025,553	5,746,120
Bank of Ningbo Co. Ltd., Class A	3,271,110	11,152,995
Bank of Shanghai Co. Ltd., Class A	8,072,688	8,678,398
China CITIC Bank Corp. Ltd., Class A	5,900,322	5,855,734
China Construction Bank Corp., Class A	6,457,228	6,257,332
China Everbright Bank Co. Ltd., Class A	15,536,473	6,928,956
China Galaxy Securities Co. Ltd., Class A	1,870,117	2,962,883
China International Capital Corp. Ltd., Class A	684,310	2,968,995
China Life Insurance Co. Ltd., Class A	1,429,195	6,167,361
China Merchants Bank Co. Ltd., Class A	10,216,360	48,206,695
China Merchants Securities Co. Ltd., Class A	3,154,287	6,161,039
China Minsheng Banking Corp. Ltd., Class A	20,996,508	11,300,410
China Pacific Insurance Group Co. Ltd., Class A	2,804,480	11,109,985
China Zheshang Bank Co. Ltd.*, Class A	12,929,300	5,303,489
Cinda Securities Co. Ltd., Class A	309,400	628,178
CITIC Securities Co. Ltd., Class A	8,220,468	21,069,129
CNPC Capital Co. Ltd., Class A	2,248,400	1,757,893
CSC Financial Co. Ltd., Class A	1,184,950	3,451,327
East Money Information Co. Ltd., Class A	10,578,737	18,070,741
Everbright Securities Co. Ltd., Class A	1,737,884	3,774,837
Founder Securities Co. Ltd., Class A	3,684,296	4,178,805
GF Securities Co. Ltd., Class A	2,486,402	4,404,740
Guosen Securities Co. Ltd., Class A	2,434,118	2,995,363
Guotai Junan Securities Co. Ltd., Class A	3,766,132	7,226,511
Haitong Securities Co. Ltd., Class A	8,123,074	9,269,265
Hithink RoyalFlush Information Network Co. Ltd., Class A	183,690	2,949,447
Hongta Securities Co. Ltd., Class A	1,270,810	1,203,481

	Number of Shares	Value $

Huatai Securities Co. Ltd., Class A	4,314,331	8,064,614
Huaxia Bank Co. Ltd., Class A	5,713,775	5,418,920
Industrial & Commercial Bank of China Ltd., Class A	29,490,826	22,042,311
Industrial Bank Co. Ltd., Class A	11,995,870	29,540,133
Industrial Securities Co. Ltd., Class A	5,650,636	4,169,005
New China Life Insurance Co. Ltd., Class A	702,560	3,147,783
Orient Securities Co. Ltd., Class A	4,412,941	4,914,134
People’s Insurance Co. Group of China Ltd., Class A	2,650,598	1,933,704
Ping An Bank Co. Ltd., Class A	7,935,421	12,135,408
Ping An Insurance Group Co. of China Ltd., Class A	8,856,542	52,506,058
Postal Savings Bank of China Co. Ltd., Class A	9,682,800	6,704,082
SDIC Capital Co. Ltd., Class A	2,152,549	1,822,210
Shanghai Pudong Development Bank Co. Ltd., Class A	9,708,649	11,145,389
Shenwan Hongyuan Group Co. Ltd., Class A	7,901,947	4,948,982
Zheshang Securities Co. Ltd., Class A	1,723,950	2,603,165
Zhongtai Securities Co. Ltd., Class A	2,226,375	1,918,417

(Cost $449,577,220)		479,370,736

Health Care — 6.6%
Aier Eye Hospital Group Co. Ltd., Class A	3,912,099	6,526,537
Asymchem Laboratories Tianjin Co. Ltd., Class A	201,413	2,126,164
Beijing Tongrentang Co. Ltd., Class A	619,696	3,801,821
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	326,291	3,059,497
Bloomage Biotechnology Corp. Ltd., Class A	164,068	1,324,305
Changchun High-Tech Industry Group Co. Ltd., Class A	276,738	3,992,472
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	346,400	2,900,931
Chongqing Zhifei Biological Products Co. Ltd., Class A	994,963	4,492,118
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	633,910	2,739,856
Hangzhou Tigermed Consulting Co. Ltd., Class A	462,282	3,431,688
Huadong Medicine Co. Ltd., Class A	788,180	3,431,586
Hualan Biological Engineering, Inc., Class A	977,280	2,444,243

See Notes to Financial Statements.

DBX ETF Trust  | 3

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Imeik Technology Development Co. Ltd., Class A	121,927	3,375,570
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,753,519	21,885,926
Pharmaron Beijing Co. Ltd., Class A	779,713	2,215,210
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,064,274	3,394,297
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	867,050	2,167,356
Shanghai RAAS Blood Products Co. Ltd., Class A	4,559,920	4,456,418
Shanghai United Imaging Healthcare Co. Ltd., Class A	352,082	6,193,627
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	504,091	20,131,999
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	711,240	1,777,880
Walvax Biotechnology Co. Ltd., Class A	1,319,016	2,425,643
WuXi AppTec Co. Ltd., Class A	1,698,548	9,845,401
Yunnan Baiyao Group Co. Ltd., Class A	802,726	5,842,910
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	253,322	7,915,332
Zhejiang NHU Co. Ltd., Class A	1,330,681	3,474,654

(Cost $150,220,285)		135,373,441

Industrials — 15.6%
AECC Aviation Power Co. Ltd., Class A	1,483,536	7,618,924
Air China Ltd.*, Class A	4,014,837	4,128,183
Beijing New Building Materials PLC, Class A	851,597	3,788,574
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	21,035,280	14,651,064
China CSSC Holdings Ltd., Class A	1,875,226	9,586,628
China Eastern Airlines Corp. Ltd.*, Class A	7,414,824	4,031,515
China Energy Engineering Corp. Ltd., Class A	12,392,977	3,735,855
China National Chemical Engineering Co. Ltd., Class A	3,381,302	3,807,217
China Railway Group Ltd., Class A	9,088,266	8,231,468
China Southern Airlines Co. Ltd.*, Class A	4,804,266	3,888,434
China State Construction Engineering Corp. Ltd., Class A	18,266,627	14,155,888
Contemporary Amperex Technology Co. Ltd., Class A	2,162,134	58,856,092
COSCO SHIPPING Holdings Co. Ltd., Class A	5,480,796	11,346,498
CRRC Corp. Ltd., Class A	10,633,299	10,201,668

	Number of Shares	Value $

Daqin Railway Co. Ltd., Class A	7,536,055	7,333,880
Dongfang Electric Corp. Ltd., Class A	1,106,506	2,799,430
Eve Energy Co. Ltd., Class A	1,033,673	5,574,654
FAW Jiefang Group Co. Ltd.*, Class A	1,099,287	1,274,070
Ginlong Technologies Co. Ltd., Class A	179,354	1,417,077
Goldwind Science & Technology Co. Ltd., Class A	2,340,524	2,512,916
Goneo Group Co. Ltd., Class A	149,059	2,483,462
Gotion High-tech Co. Ltd.*, Class A	1,042,656	2,913,449
Jiangsu Hengli Hydraulic Co. Ltd., Class A	505,820	3,454,801
Metallurgical Corp. of China Ltd., Class A	7,238,658	3,248,225
Ming Yang Smart Energy Group Ltd., Class A	1,421,260	1,989,596
NARI Technology Co. Ltd., Class A	3,604,346	11,167,921
Ningbo Deye Technology Co. Ltd., Class A	228,116	2,120,111
Power Construction Corp. of China Ltd., Class A	7,406,928	5,454,592
Sany Heavy Industry Co. Ltd.*, Class A	4,991,237	11,116,219
SF Holding Co. Ltd., Class A	2,038,491	10,339,907
Shanghai International Airport Co. Ltd.*, Class A	1,007,773	4,820,454
Shanghai International Port Group Co. Ltd., Class A	2,783,347	2,179,967
Shanghai M&G Stationery, Inc., Class A	358,578	1,756,143
Shenzhen Inovance Technology Co. Ltd., Class A	1,824,936	14,554,473
Sichuan Road & Bridge Group Co. Ltd., Class A	1,675,000	1,812,207
Spring Airlines Co. Ltd.*, Class A	426,671	3,297,716
Sungrow Power Supply Co. Ltd., Class A	848,738	11,529,677
TBEA Co. Ltd., Class A	4,240,424	8,708,603
Weichai Power Co. Ltd., Class A	4,777,534	10,462,714
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,003,860	2,762,208
XCMG Construction Machinery Co. Ltd., Class A	6,355,287	6,342,252
YTO Express Group Co. Ltd., Class A	1,484,153	3,311,556
Zhejiang Chint Electrics Co. Ltd., Class A	872,992	2,567,942
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,984,788	6,289,119
Zhuzhou CRRC Times Electric Co. Ltd., Class A	248,619	1,642,996

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,682,353	5,175,473

(Cost $321,862,441)		320,441,818

Information Technology — 14.8%
360 Security Technology, Inc.*, Class A	3,188,968	3,612,604
Advanced Micro-Fabrication Equipment, Inc., China, Class A	379,943	6,785,724
Avary Holding Shenzhen Co. Ltd., Class A	781,251	3,215,379
Beijing Kingsoft Office Software, Inc., Class A	196,846	7,012,312
BOE Technology Group Co. Ltd., Class A	33,226,925	18,660,388
Cambricon Technologies Corp. Ltd.*, Class A	185,518	4,463,474
Chaozhou Three-Circle Group Co. Ltd., Class A	1,410,458	5,647,734
China Resources Microelectronics Ltd., Class A	559,759	2,940,990
China Zhenhua Group Science & Technology Co. Ltd., Class A	365,600	2,272,136
Empyrean Technology Co. Ltd., Class A	202,200	2,208,784
Flat Glass Group Co. Ltd., Class A	617,458	2,092,502
Foxconn Industrial Internet Co. Ltd., Class A	3,337,031	10,523,391
GigaDevice Semiconductor, Inc., Class A	587,767	6,724,018
Glodon Co. Ltd., Class A	1,078,499	1,735,420
GoerTek, Inc., Class A	2,171,361	5,137,813
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	421,553	1,904,413
Hangzhou First Applied Material Co. Ltd.*, Class A	726,263	2,592,189
Hangzhou Silan Microelectronics Co. Ltd.*, Class A	951,727	2,461,555
Hundsun Technologies, Inc., Class A	1,356,976	3,748,780
Hygon Information Technology Co. Ltd., Class A	778,509	7,640,531
IEIT Systems Co. Ltd., Class A	910,075	4,561,085
Iflytek Co. Ltd., Class A	1,570,995	9,125,520
Ingenic Semiconductor Co. Ltd., Class A	286,827	2,298,596
JA Solar Technology Co. Ltd., Class A	1,484,489	3,085,491
JCET Group Co. Ltd., Class A	1,394,964	4,986,609
Jinko Solar Co. Ltd., Class A	1,951,106	2,188,814
Lens Technology Co. Ltd., Class A	2,346,487	4,941,741
LONGi Green Energy Technology Co. Ltd., Class A	5,132,004	13,132,177

	Number of Shares	Value $

Luxshare Precision Industry Co. Ltd., Class A	4,291,325	18,778,128
Maxscend Microelectronics Co. Ltd., Class A	338,818	4,048,616
Montage Technology Co. Ltd., Class A	814,239	5,940,159
National Silicon Industry Group Co. Ltd.*, Class A	1,624,829	3,026,048
NAURA Technology Group Co. Ltd., Class A	222,497	8,984,224
Ninestar Corp., Class A	937,264	3,509,144
Qi An Xin Technology Group, Inc.*, Class A	303,699	1,089,401
Sangfor Technologies, Inc.*, Class A	213,415	1,608,346
SG Micro Corp., Class A	313,912	3,351,754
Shanghai Aiko Solar Energy Co. Ltd., Class A	1,048,785	1,681,832
Shanghai Baosight Software Co. Ltd., Class A	725,483	3,949,518
Shengyi Technology Co. Ltd., Class A	1,276,881	3,476,538
Shennan Circuits Co. Ltd., Class A	200,720	2,484,652
Shenzhen Transsion Holdings Co. Ltd., Class A	295,779	5,333,460
StarPower Semiconductor Ltd., Class A	113,870	1,369,437
Suzhou Maxwell Technologies Co. Ltd., Class A	125,740	2,273,563
TCL Technology Group Corp.*, Class A	16,352,347	9,633,725
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,765,344	4,206,121
Thunder Software Technology Co. Ltd., Class A	332,021	2,581,710
Tongwei Co. Ltd.*, Class A	2,365,089	7,490,908
Trina Solar Co. Ltd., Class A	988,012	3,001,476
Unigroup Guoxin Microelectronics Co. Ltd.*, Class A	593,051	4,519,168
Unisplendour Corp. Ltd.*, Class A	2,149,466	6,515,057
Will Semiconductor Co. Ltd. Shanghai, Class A	662,223	8,571,188
Wingtech Technology Co. Ltd.*, Class A	815,626	3,426,463
Xinjiang Daqo New Energy Co. Ltd.*, Class A	612,596	2,257,319
Yealink Network Technology Corp. Ltd., Class A	491,892	2,511,291
Yonyou Network Technology Co. Ltd.*, Class A	1,875,974	2,905,024
Zhejiang Dahua Technology Co. Ltd., Class A	1,742,859	3,931,982
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	642,561	2,838,275

See Notes to Financial Statements.

DBX ETF Trust  | 5

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Zhongji Innolight Co. Ltd., Class A	532,808	11,534,187
ZTE Corp.*, Class A	2,763,425	10,255,053

(Cost $329,930,149)		302,783,937

Materials — 9.1%
Aluminum Corp. of China Ltd., Class A	7,049,067	7,946,683
Anhui Conch Cement Co. Ltd., Class A	1,980,916	6,546,792
Baoshan Iron & Steel Co. Ltd., Class A	8,000,809	7,598,946
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,719,816	3,491,760
Cathay Biotech, Inc., Class A	201,480	1,348,950
China Jushi Co. Ltd., Class A	2,103,909	3,318,806
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,230,471	5,802,682
Citic Pacific Special Steel Group Co. Ltd., Class A	841,232	1,747,332
CMOC Group Ltd., Class A	6,314,585	7,249,052
CNGR Advanced Material Co. Ltd., Class A	329,299	1,601,870
Ganfeng Lithium Group Co. Ltd., Class A	952,607	4,409,720
Guangzhou Tinci Materials Technology Co. Ltd., Class A	910,197	2,449,359
Hengli Petrochemical Co. Ltd., Class A	1,764,895	3,481,252
Hoshine Silicon Industry Co. Ltd.*, Class A	303,208	2,203,662
Inner Mongolia BaoTou Steel Union Co. Ltd.*, Class A	19,926,027	4,223,882
Jiangsu Eastern Shenghong Co. Ltd.*, Class A	2,222,500	2,734,951
Jiangxi Copper Co. Ltd., Class A	971,901	3,410,062
LB Group Co. Ltd., Class A	1,430,950	4,122,532
Ningxia Baofeng Energy Group Co. Ltd.*, Class A	1,993,474	4,505,615
Qinghai Salt Lake Industry Co. Ltd.*, Class A	4,521,185	10,760,133
Rongsheng Petrochemical Co. Ltd.*, Class A	2,650,837	3,656,126
Satellite Chemical Co. Ltd., Class A	1,471,639	3,694,847
Shandong Gold Mining Co. Ltd., Class A	1,617,404	6,414,047
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,363,038	5,390,313
Shandong Nanshan Aluminum Co. Ltd., Class A	6,361,290	3,371,136
Shanghai Putailai New Energy Technology Co. Ltd.*, Class A	719,333	1,614,932
Tianqi Lithium Corp., Class A	824,087	4,092,701
TianShan Material Co. Ltd., Class A	1,332,651	1,087,781

	Number of Shares	Value $

Wanhua Chemical Group Co. Ltd., Class A	1,597,414	19,250,588
Yunnan Energy New Material Co. Ltd., Class A	483,174	2,631,721
Zangge Mining Co. Ltd., Class A	702,101	2,521,414
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,150,036	4,559,050
Zhongjin Gold Corp. Ltd., Class A	2,728,225	5,415,216
Zijin Mining Group Co. Ltd., Class A	13,812,019	33,099,870

(Cost $174,427,835)		185,753,783

Real Estate — 1.2%
China Merchants Shekou Industrial Zone Holdings Co. Ltd.*, Class A	3,023,924	4,016,692
China Vanke Co. Ltd., Class A	5,527,580	6,277,104
Greenland Holdings Corp. Ltd.*, Class A	2,824,346	730,880
Hainan Airport Infrastructure Co. Ltd.*, Class A	5,854,238	2,755,921
Poly Developments and Holdings Group Co. Ltd., Class A	5,644,192	7,940,046
Seazen Holdings Co. Ltd.*, Class A	581,843	852,154
Shenzhen Overseas Chinese Town Co. Ltd.*, Class A	3,329,957	1,187,159

(Cost $31,655,402)		23,759,956

Utilities — 4.1%
CGN Power Co. Ltd., Class A	6,724,579	3,878,372
China Longyuan Power Group Corp. Ltd., Class A	92,100	234,151
China National Nuclear Power Co. Ltd., Class A	8,088,301	10,665,794
China Three Gorges Renewables Group Co. Ltd., Class A	12,339,800	7,932,232
China Yangtze Power Co. Ltd., Class A	8,290,195	30,365,468
ENN Natural Gas Co. Ltd., Class A	795,700	1,992,289
GD Power Development Co. Ltd., Class A	7,840,253	5,795,284
Huaneng Lancang River Hydropower, Inc., Class A	2,056,100	2,799,051
Huaneng Power International, Inc.*, Class A	3,754,342	4,630,332
SDIC Power Holdings Co. Ltd., Class A	2,794,866	6,817,028
Sichuan Chuantou Energy Co. Ltd., Class A	2,232,981	5,535,656

See Notes to Financial Statements.

6   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Zhejiang Zheneng Electric Power Co. Ltd.*, Class A	3,866,600	3,565,944

(Cost $63,888,007)		84,211,601
TOTAL COMMON STOCKS

(Cost $1,911,723,368)		2,045,630,970

	Number of Shares	Value $

TOTAL INVESTMENTS — 99.8%
(Cost $1,911,723,368)		2,045,630,970
Other assets and liabilities, net — 0.2%		4,428,608

NET ASSETS — 100.0%		2,050,059,578

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$2,045,630,970	$—	$—	$2,045,630,970

TOTAL	$2,045,630,970	$—	$—	$2,045,630,970

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  | 7

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.3%
Communication Services — 3.6%
Beijing Enlight Media Co. Ltd., Class A	35,900	44,919
Bluefocus Intelligent Communications Group Co. Ltd.*, Class A	61,400	50,963
China Film Co. Ltd.*, Class A	18,300	28,968
China South Publishing & Media Group Co. Ltd., Class A	17,800	31,802
Chinese Universe Publishing and Media Group Co. Ltd., Class A	16,289	34,844
G-bits Network Technology Xiamen Co. Ltd., Class A	1,073	27,324
Giant Network Group Co. Ltd., Class A	34,700	49,627
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	68,800	27,369
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	19,700	29,096
Kingnet Network Co. Ltd., Class A	53,700	80,422
Kunlun Tech Co. Ltd.*, Class A	21,000	100,853
Leo Group Co. Ltd.*, Class A	165,295	40,045
Oriental Pearl Group Co. Ltd., Class A	49,000	44,111
People.cn Co. Ltd., Class A	13,700	41,337
Perfect World Co. Ltd.*, Class A	34,000	43,243
Wanda Film Holding Co. Ltd.*, Class A	37,100	67,051
Wasu Media Holding Co. Ltd., Class A	21,600	20,247

(Cost $798,807)		762,221

Consumer Discretionary — 8.7%
AIMA Technology Group Co. Ltd., Class A	6,100	29,077
Anhui Jianghuai Automobile Group Corp. Ltd.*, Class A	43,500	96,461
Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,300	38,086
Autel Intelligent Technology Corp. Ltd., Class A	7,144	24,367
Beijing Roborock Technology Co. Ltd., Class A	1,942	111,432
Beiqi Foton Motor Co. Ltd.*, Class A	123,400	41,785
Bethel Automotive Safety Systems Co. Ltd., Class A	10,780	53,226
BTG Hotels Group Co. Ltd.*, Class A	16,245	32,155
Chow Tai Seng Jewellery Co. Ltd., Class A	11,500	26,483
Easyhome New Retail Group Co. Ltd., Class A	47,600	18,542

	Number of Shares	Value $

Hang Zhou Great Star Industrial Co. Ltd., Class A	17,853	62,444
Hangzhou Robam Appliances Co. Ltd., Class A	12,100	40,106
Hisense Visual Technology Co. Ltd., Class A	19,800	74,650
HLA Group Corp. Ltd., Class A	58,700	78,133
Jason Furniture Hangzhou Co. Ltd., Class A	12,300	60,680
Keboda Technology Co. Ltd., Class A	2,200	21,071
KingClean Electric Co. Ltd., Class A	2,800	10,299
Liaoning Cheng Da Co. Ltd., Class A	25,558	34,758
Ninebot Ltd.	11,108	57,353
Ningbo Joyson Electronic Corp.*, Class A	25,220	54,538
Ningbo Xusheng Group Co. Ltd., Class A	9,600	17,047
Offcn Education Technology Co. Ltd.*, Class A	106,600	34,482
Sailun Group Co. Ltd., Class A	62,600	128,217
Shandong Linglong Tyre Co. Ltd., Class A	18,691	53,360
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	46,100	36,677
Shenzhen Kedali Industry Co. Ltd., Class A	3,400	43,351
Shenzhen MTC Co. Ltd., Class A	56,900	38,769
Sichuan Changhong Electric Co. Ltd., Class A	91,600	62,034
Songcheng Performance Development Co. Ltd., Class A	47,400	66,615
Suofeiya Home Collection Co. Ltd., Class A	14,418	34,770
Tianneng Battery Group Co. Ltd.*, Class A	3,914	15,069
Wangfujing Group Co. Ltd., Class A	19,530	35,431
Wanxiang Qianchao Co. Ltd.*, Class A	36,500	25,523
Weifu High-Technology Group Co. Ltd., Class A	13,400	33,938
Wuchan Zhongda Group Co. Ltd., Class A	74,200	49,024
Xiamen Intretech, Inc., Class A	8,130	14,559
Zhejiang China Commodities City Group Co. Ltd.*, Class A	67,900	73,649
Zhejiang Semir Garment Co. Ltd., Class A	22,100	19,378
Zhejiang Shuanghuan Driveline Co. Ltd.*, Class A	17,100	53,737
Zhejiang Supor Co. Ltd., Class A	3,900	28,489

(Cost $1,919,173)		1,829,765

Consumer Staples — 4.7%
Angel Yeast Co. Ltd., Class A	15,100	63,560

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Anhui Kouzi Distillery Co. Ltd., Class A	8,700	50,296
Beijing Dabeinong Technology Group Co. Ltd., Class A	82,262	52,766
Beijing Yanjing Brewery Co. Ltd., Class A	34,200	44,063
Bright Dairy & Food Co. Ltd.*, Class A	17,200	20,456
By-health Co. Ltd., Class A	25,300	52,655
C&S Paper Co. Ltd., Class A	20,100	21,940
Chacha Food Co. Ltd., Class A	7,600	34,093
Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,169	38,312
COFCO Sugar Holding Co. Ltd., Class A	27,000	37,946
DaShenLin Pharmaceutical Group Co. Ltd., Class A	11,312	31,251
Fujian Sunner Development Co. Ltd., Class A	18,600	42,065
Hebei Yangyuan Zhihui Beverage Co. Ltd.*, Class A	12,700	44,682
Heilongjiang Agriculture Co. Ltd., Class A	17,900	31,981
Juewei Food Co. Ltd., Class A	9,700	24,648
Laobaixing Pharmacy Chain JSC, Class A	7,020	32,467
MeiHua Holdings Group Co. Ltd.*, Class A	50,500	76,324
Pengdu Agriculture & Animal Husbandry Co. Ltd.*, Class A	84,720	11,079
Shanghai Bailian Group Co. Ltd., Class A	19,600	22,797
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	12,800	37,335
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,200	7,557
Shanghai Jahwa United Co. Ltd., Class A	8,364	23,084
Sichuan Teway Food Group Co. Ltd.*, Class A	8,759	16,011
Toly Bread Co. Ltd., Class A	20,972	17,234
Yifeng Pharmacy Chain Co. Ltd., Class A	12,480	77,406
Yonghui Superstores Co. Ltd.*, Class A	89,700	32,473
Yuan Longping High-tech Agriculture Co. Ltd.*, Class A	26,454	40,783

(Cost $1,368,731)		985,264

Energy — 2.2%
China Petroleum Engineering Corp., Class A	44,700	20,181
China Suntien Green Energy Corp. Ltd., Class A	7,100	8,942
CNOOC Energy Technology & Services Ltd., Class A	52,000	29,919

	Number of Shares	Value $

COFCO Capital Holdings Co. Ltd., Class A	21,100	22,683
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	22,100	69,206
Jiangsu Xukuang Energy Co. Ltd., Class A	19,100	14,697
Jizhong Energy Resources Co. Ltd., Class A	27,600	30,886
Offshore Oil Engineering Co. Ltd., Class A	55,700	47,076
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	34,900	62,355
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	44,405	67,113
Sinopec Oilfield Service Corp.*, Class A	106,200	26,459
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,329	73,703

(Cost $343,009)		473,220

Financials — 8.8%
Bank of Changsha Co. Ltd., Class A	59,900	70,825
Bank of Guiyang Co. Ltd., Class A	72,800	58,722
Bank of Lanzhou Co. Ltd., Class A	72,700	25,318
Bank of Suzhou Co. Ltd.*, Class A	90,710	99,888
Bank of Xi’an Co. Ltd., Class A	36,300	17,838
Bank of Zhengzhou Co. Ltd.*, Class A	136,896	35,991
BOC International China Co. Ltd., Class A	42,100	56,733
Caida Securities Co. Ltd., Class A	33,800	31,219
Caitong Securities Co. Ltd., Class A	80,625	80,127
Changjiang Securities Co. Ltd., Class A	94,498	71,801
China Great Wall Securities Co. Ltd., Class A	39,700	39,619
Chinalin Securities Co. Ltd.*, Class A	7,200	10,892
Chongqing Rural Commercial Bank Co. Ltd., Class A	155,700	110,589
Dongxing Securities Co. Ltd., Class A	48,900	56,339
First Capital Securities Co. Ltd., Class A	85,500	63,552
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	35,855	27,342
Guolian Securities Co. Ltd.*, Class A	30,200	45,311
Guosheng Financial Holding, Inc.*, Class A	29,187	38,447
Guoyuan Securities Co. Ltd., Class A	64,100	56,645

See Notes to Financial Statements.

DBX ETF Trust  | 9

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Huaan Securities Co. Ltd., Class A	70,315	44,522
Huaxi Securities Co. Ltd., Class A	38,800	37,332
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	75,300	80,743
Jiangsu Financial Leasing Co. Ltd., Class A	43,120	31,339
Minmetals Capital Co. Ltd., Class A	53,800	32,806
Nanjing Securities Co. Ltd., Class A	55,000	60,413
Polaris Bay Group Co. Ltd.*, Class A	56,200	52,449
Qilu Bank Co. Ltd., Class A	53,400	36,752
Qingdao Rural Commercial Bank Corp.*, Class A	95,100	37,045
Sealand Securities Co. Ltd.*, Class A	97,970	42,613
Shaanxi International Trust Co. Ltd., Class A	77,090	31,091
Shanxi Securities Co. Ltd., Class A	54,140	38,528
Sinolink Securities Co. Ltd., Class A	65,200	73,593
SooChow Securities Co. Ltd., Class A	99,220	88,090
Southwest Securities Co. Ltd., Class A	103,400	54,797
SPIC Industry-Finance Holdings Co. Ltd., Class A	38,800	21,363
Western Securities Co. Ltd., Class A	66,900	62,435
Xiamen Bank Co. Ltd., Class A	31,600	25,489
Yongan Futures Co. Ltd., Class A	7,300	12,460

(Cost $2,292,158)		1,861,058

Health Care — 10.8%
Andon Health Co. Ltd., Class A	9,500	54,791
Anhui Anke Biotechnology
Group Co. Ltd., Class A	29,508	37,734
Apeloa Pharmaceutical Co. Ltd., Class A	13,900	27,820
Autobio Diagnostics Co. Ltd., Class A	5,800	40,948
Beijing Tiantan Biological
Products Corp. Ltd., Class A	20,700	80,749
Betta Pharmaceuticals Co. Ltd., Class A	6,300	32,797
BGI Genomics Co. Ltd., Class A	6,100	32,965
Changchun BCHT Biotechnology Co. Ltd., Class A	3,247	15,197
China Meheco Co. Ltd., Class A	18,421	27,537
China National Medicines Corp. Ltd., Class A	9,433	44,147

	Number of Shares	Value $

China Resources Double Crane Pharmaceutical Co. Ltd., Class A	9,849	28,686
Chongqing Taiji Industry Group Co. Ltd.*, Class A	9,700	47,613
Daan Gene Co. Ltd., Class A	24,818	22,239
Dian Diagnostics Group Co. Ltd.*, Class A	11,940	21,990
Dong-E-E-Jiao Co. Ltd., Class A	11,200	104,385
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	32,452
Haisco Pharmaceutical Group Co. Ltd., Class A	8,500	35,850
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,300	48,760
Humanwell Healthcare Group Co. Ltd., Class A	28,300	75,182
Intco Medical Technology Co. Ltd., Class A	10,820	37,323
iRay Technology Co. Ltd.*, Class A	1,163	27,254
Jafron Biomedical Co. Ltd., Class A	11,400	43,279
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	15,200	49,879
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	14,885	79,763
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	22,300	44,447
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	22,956	39,403
Joinn Laboratories China Co. Ltd., Class A	9,676	20,285
Jointown Pharmaceutical Group Co. Ltd., Class A	48,409	49,309
Lepu Medical Technology Beijing Co. Ltd., Class A	32,300	73,226
Livzon Pharmaceutical Group, Inc., Class A	9,062	48,273
Meinian Onehealth Healthcare Holdings Co. Ltd.*, Class A	77,300	44,583
MGI Tech Co. Ltd., Class A	5,147	35,545
Micro-Tech Nanjing Co. Ltd., Class A	2,421	21,694
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	12,174	20,997
Nanjing Vazyme Biotech Co. Ltd., Class A	2,991	9,473
Ovctek China, Inc., Class A	12,637	31,224
Porton Pharma Solutions Ltd., Class A	8,300	16,851
Remegen Co. Ltd.*, Class A	4,412	27,444
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	13,700	29,606

See Notes to Financial Statements.

10   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Shandong Pharmaceutical Glass Co. Ltd., Class A	16,538	59,574
Shanghai Junshi Biosciences Co. Ltd.*, Class A	11,404	42,147
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	9,300	12,738
Shenzhen Kangtai Biological Products Co. Ltd., Class A	16,600	41,701
Shenzhen Salubris Pharmaceuticals Co. Ltd.*, Class A	13,900	52,291
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,200	128,658
Sinocelltech Group Ltd.*, Class A	3,466	21,064
Tasly Pharmaceutical Group Co. Ltd., Class A	22,600	43,334
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	54,400	27,107
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,162	34,671
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	35,400	44,732
Winner Medical Co. Ltd., Class A	5,740	23,561
Winning Health Technology Group Co. Ltd., Class A	42,500	36,270
Yifan Pharmaceutical Co. Ltd.*, Class A	18,500	34,021
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	21,820	52,080
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	11,617	24,129
Zhejiang Wolwo Bio- Pharmaceutical Co. Ltd., Class A	7,900	25,728

(Cost $2,915,731)		2,265,506

Industrials — 16.7%
AECC Aero-Engine Control Co. Ltd., Class A	21,800	61,515
AVIC Chengdu UAS Co. Ltd., Class A	5,450	26,421
AVICOPTER PLC, Class A	11,200	64,195
Beijing Easpring Material Technology Co. Ltd., Class A	10,300	56,257
Beijing Originwater Technology Co. Ltd., Class A	55,200	35,559
Centre Testing International Group Co. Ltd., Class A	42,200	66,278
China Baoan Group Co. Ltd., Class A	54,080	73,696
China First Heavy Industries Co. Ltd.*, Class A	82,800	28,949

	Number of Shares	Value $

China International Marine Containers Group Co. Ltd., Class A	49,780	65,644
China Merchants Port Group Co. Ltd., Class A	6,300	16,251
China Railway Construction Heavy Industry Corp. Ltd., Class A	44,014	23,810
China Railway Hi-tech Industry Co. Ltd., Class A	29,800	31,953
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	40,100	27,267
China Southern Power Grid Technology Co. Ltd., Class A	2,252	9,219
China XD Electric Co. Ltd., Class A	54,900	51,236
CITIC Heavy Industries Co. Ltd., Class A	56,100	31,738
CITIC Metal Co. Ltd., Class A	12,200	13,636
COSCO SHIPPING Development Co. Ltd., Class A	93,600	34,271
Dajin Heavy Industry Co. Ltd., Class A	8,500	28,631
Deppon Logistics Co. Ltd.*, Class A	8,000	16,815
Dongguan Yiheda Automation Co. Ltd., Class A	5,020	15,637
Eastern Air Logistics Co. Ltd.*, Class A	11,700	32,146
Fangda Carbon New Material Co. Ltd.*, Class A	73,100	48,801
Farasis Energy Gan Zhou Co. Ltd.*, Class A	18,725	30,491
GoodWe Technologies Co. Ltd., Class A	2,549	36,051
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,400	17,794
Guangzhou Baiyun International Airport Co. Ltd.*, Class A	29,900	41,733
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	8,400	26,050
Guangzhou Port Co. Ltd., Class A	40,600	18,498
Han’s Laser Technology Industry Group Co. Ltd., Class A	22,100	62,271
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,900	23,002
Hongfa Technology Co. Ltd., Class A	21,412	85,472
Hoymiles Power Electronics, Inc., Class A	1,060	34,173
Hunan Changyuan Lico Co. Ltd., Class A	24,961	17,763
Infore Environment Technology Group Co. Ltd., Class A	40,400	25,581
Jiangsu Expressway Co. Ltd., Class A	13,900	22,462

See Notes to Financial Statements.

DBX ETF Trust  | 12

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

	Number of Shares	Value $

JL Mag Rare-Earth Co. Ltd., Class A	17,740	35,212
Juneyao Airlines Co. Ltd., Class A	22,240	37,991
Kaishan Group Co. Ltd., Class A	11,351	18,640
Keda Industrial Group Co. Ltd.*, Class A	36,500	48,534
Kuang-Chi Technologies Co. Ltd.*, Class A	38,600	96,860
Liaoning Port Co. Ltd., Class A	192,020	36,739
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	5,000	13,180
Ningbo Orient Wires & Cables Co. Ltd.*, Class A	10,400	68,886
Ningbo Ronbay New Energy Technology Co. Ltd.*, Class A	7,327	29,046
North Industries Group Red Arrow Co. Ltd., Class A	22,347	41,219
Pylon Technologies Co. Ltd., Class A	2,664	23,080
Qingdao Port International Co. Ltd., Class A	19,600	22,959
Qingdao TGOOD Electric Co. Ltd., Class A	19,181	56,897
Riyue Heavy Industry Co. Ltd., Class A	14,300	23,640
Sany Renewable Energy Co. Ltd., Class A	6,291	24,151
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,100	59,008
Shandong Hi-speed Co. Ltd., Class A	15,200	18,495
Shanghai Construction Group Co. Ltd., Class A	160,200	51,380
Shanghai Tunnel Engineering Co. Ltd., Class A	57,200	53,146
Shanxi Coal International Energy Group Co. Ltd., Class A	24,700	53,821
Shenzhen Airport Co. Ltd.*, Class A	27,100	25,627
Shenzhen Kstar Science And Technology Co. Ltd., Class A	6,200	17,316
Shuangliang Eco-Energy Systems Co. Ltd., Class A	30,100	24,983
Siasun Robot & Automation Co. Ltd.*, Class A	33,200	47,162
Sieyuan Electric Co. Ltd., Class A	15,580	151,234
Sinochem International Corp., Class A	36,800	20,009
Sinoma International Engineering Co., Class A	27,250	47,712
Sinotrans Ltd., Class A	39,300	32,565
State Grid Yingda Co. Ltd., Class A	46,200	30,461
STO Express Co. Ltd.*, Class A	20,000	26,346
Sunwoda Electronic Co. Ltd., Class A	37,400	79,897

	Number of Shares	Value $

TangShan Port Group Co. Ltd., Class A	78,274	44,390
Tian Di Science & Technology Co. Ltd., Class A	47,800	46,584
Titan Wind Energy Suzhou Co. Ltd.*, Class A	22,100	32,458
Wolong Electric Group Co. Ltd., Class A	24,539	45,971
Xiamen C & D, Inc., Class A	36,900	48,862
Xiamen ITG Group Corp. Ltd., Class A	32,448	36,089
Xiangtan Electric Manufacturing Co. Ltd.*, Class A	23,500	37,005
XTC New Energy Materials Xiamen Co. Ltd., Class A	4,424	21,544
Xuji Electric Co. Ltd., Class A	18,200	74,329
Yunda Holding Co. Ltd., Class A	35,600	43,514
Yuneng Technology Co. Ltd., Class A	1,148	11,267
Yutong Bus Co. Ltd., Class A	34,500	115,634
Zhefu Holding Group Co. Ltd., Class A	66,500	28,925
Zhejiang Construction Investment Group Co. Ltd., Class A	11,300	14,248
Zhejiang Dingli Machinery Co. Ltd., Class A	6,500	56,859
Zhejiang HangKe Technology, Inc. Co., Class A	6,452	18,046
Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,388	39,879
Zhejiang Weixing New Building Materials Co. Ltd., Class A	20,380	47,745
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	25,000	56,058
Zhuhai CosMX Battery Co. Ltd., Class A	16,905	33,252
Zhuzhou Kibing Group Co. Ltd., Class A	38,500	40,063

(Cost $3,820,531)		3,510,184

Information Technology — 17.9%
3peak, Inc.*, Class A	1,796	23,483
Accelink Technologies Co. Ltd., Class A	10,122	45,978
ACM Research Shanghai, Inc., Class A	2,260	23,617
Addsino Co. Ltd., Class A	32,600	31,726
Aisino Corp., Class A	28,500	31,501
Amlogic Shanghai Co. Ltd., Class A	7,588	60,788
Anker Innovations Technology Co. Ltd., Class A	6,760	65,256
ASR Microelectronics Co. Ltd.*, Class A	5,352	28,739

See Notes to Financial Statements.

13   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Beijing E-Hualu Information Technology Co. Ltd.*, Class A	10,240	26,245
Beijing Huafeng Test & Control Technology Co. Ltd.*, Class A	2,059	31,743
Beijing Shiji Information Technology Co. Ltd.*, Class A	21,209	19,268
Beijing Sinnet Technology Co. Ltd., Class A	35,300	42,030
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,700	18,171
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	26,000	29,168
CETC Cyberspace Security Technology Co. Ltd., Class A	14,604	32,083
China Greatwall Technology Group Co. Ltd., Class A	48,700	62,275
China National Software & Service Co. Ltd., Class A	15,038	63,485
China TransInfo Technology Co. Ltd.*, Class A	28,200	34,430
CICT Mobile Communication Technology Co. Ltd.*, Class A	18,543	13,834
DHC Software Co. Ltd., Class A	58,000	39,998
Eoptolink Technology, Inc. Ltd., Class A	17,600	210,113
Everdisplay Optronics Shanghai Co. Ltd.*, Class A	114,708	32,684
Fiberhome Telecommunication Technologies Co. Ltd., Class A	18,600	41,195
GalaxyCore, Inc., Class A	20,042	37,353
GCL System Integration Technology Co. Ltd.*, Class A	113,400	34,965
GRG Banking Equipment Co. Ltd., Class A	33,700	49,960
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	25,300	43,775
Guangzhou Haige Communications Group, Inc. Co., Class A	45,200	67,381
Guobo Electronics Co. Ltd., Class A	1,102	11,149
Hainan Drinda New Energy Technology Co. Ltd., Class A	3,400	24,294
Hangzhou Chang Chuan Technology Co. Ltd., Class A	11,100	43,392
Hangzhou Lion Microelectronics Co. Ltd., Class A	14,100	41,360
Hebei Sinopack Electronic Technology Co. Ltd.*, Class A	1,700	14,740
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	19,900	37,937
Hoyuan Green Energy Co. Ltd., Class A	7,400	21,523
Huagong Tech Co. Ltd.*, Class A	25,159	103,755
Hwatsing Technology Co. Ltd., Class A	2,402	58,171

	Number of Shares	Value $

IRICO Display Devices Co. Ltd.*, Class A	37,000	36,109
Isoftstone Information Technology Group Co. Ltd.*, Class A	14,200	77,754
Jiangsu Pacific Quartz Co. Ltd., Class A	6,900	36,908
Leyard Optoelectronic Co. Ltd., Class A	56,900	37,751
Lingyi iTech Guangdong Co., Class A	72,600	49,267
Longshine Technology Group Co. Ltd.*, Class A	15,900	23,549
Newland Digital Technology Co. Ltd., Class A	21,140	45,074
Piotech, Inc., Class A	2,343	59,751
Raytron Technology Co. Ltd., Class A	9,096	37,749
Risen Energy Co. Ltd., Class A	22,900	45,391
Rockchip Electronics Co. Ltd., Class A	4,400	34,643
Shanghai Anlogic Infotech Co. Ltd.*, Class A	3,217	10,494
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,038	56,010
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	6,543	28,100
Shanghai Stonehill Technology Co. Ltd., Class A	143,048	54,149
Shenzhen Goodix Technology Co. Ltd., Class A	7,000	59,537
Shenzhen Kaifa Technology Co. Ltd., Class A	23,700	43,062
Shenzhen Kinwong Electronic Co. Ltd., Class A	9,320	32,533
Shenzhen SC New Energy Technology Corp., Class A	7,000	62,235
Shenzhen Sunlord Electronics Co. Ltd., Class A	20,700	71,034
Shenzhen Sunway Communication Co. Ltd., Class A	24,500	61,714
SICC Co. Ltd.*, Class A	4,398	30,577
Sinosoft Co. Ltd., Class A	12,488	31,612
State Grid Information & Communication Co. Ltd., Class A	12,700	30,977
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	34,300	74,124
Suzhou Novosense Microelectronics Co. Ltd.*, Class A	2,173	27,147
Suzhou TFC Optical Communication Co. Ltd., Class A	9,660	117,756
Taiji Computer Corp. Ltd., Class A	10,619	31,207

See Notes to Financial Statements.

DBX ETF Trust  | 13

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,800	34,434
Tianma Microelectronics Co. Ltd.*, Class A	33,300	34,424
Tianshui Huatian Technology Co. Ltd., Class A	67,500	76,003
TongFu Microelectronics Co. Ltd.*, Class A	26,600	84,104
Universal Scientific Industrial Shanghai Co. Ltd.*, Class A	17,600	36,799
Vanchip Tianjin Technology Co. Ltd.*, Class A	1,714	10,692
Venustech Group, Inc., Class A	17,400	43,662
Verisilicon Microelectronics Shanghai Co. Ltd.*, Class A	7,569	33,205
Wangsu Science & Technology Co. Ltd., Class A	61,800	70,435
Wuhan DR Laser Technology Corp. Ltd., Class A	3,640	25,453
Wuhan Guide Infrared Co. Ltd., Class A	41,100	37,056
Wuhu Token Science Co. Ltd., Class A	64,300	42,838
WUS Printed Circuit Kunshan Co. Ltd., Class A	33,300	143,240
Wuxi Autowell Technology Co. Ltd., Class A	4,126	32,310
Xiamen Faratronic Co. Ltd., Class A	3,400	39,785
Yangling Metron New Material, Inc., Class A	5,200	16,384
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,100	35,447
Zhejiang Crystal-Optech Co. Ltd., Class A	36,162	74,665

(Cost $4,809,857)		3,774,715

Materials — 20.4%
ADAMA Ltd., Class A	11,400	9,242
Angang Steel Co. Ltd., Class A	63,100	19,890
Asia - Potash International Investment Guangzhou Co. Ltd.*, Class A	14,500	38,122
BBMG Corp., Class A	104,600	24,621
Beijing Shougang Co. Ltd.*, Class A	37,600	16,148
Bluestar Adisseo Co., Class A	11,000	14,989
Canmax Technologies Co. Ltd., Class A	14,540	38,667
Chengxin Lithium Group Co. Ltd., Class A	16,300	36,325
Chifeng Jilong Gold Mining Co. Ltd., Class A	41,600	100,208
China Hainan Rubber Industry Group Co. Ltd.*, Class A	45,600	31,886
China Rare Earth Resources And Technology Co. Ltd., Class A	15,500	58,374

	Number of Shares	Value $

COFCO Biotechnology Co. Ltd., Class A	25,985	22,140
Do-Fluoride New Materials Co. Ltd., Class A	24,040	43,977
Fujian Kuncai Material Technology Co. Ltd.*, Class A	3,600	19,801
Fushun Special Steel Co. Ltd.*, Class A	39,400	34,221
GEM Co. Ltd., Class A	128,000	115,580
Guangdong HEC Technology Holding Co. Ltd.*, Class A	39,305	45,284
Guangdong Hongda Holdings Group Co. Ltd., Class A	11,400	34,099
Hangzhou Iron & Steel Co., Class A	34,110	22,208
Hangzhou Oxygen Plant Group Co. Ltd., Class A	12,300	42,327
Haohua Chemical Science & Technology Co. Ltd., Class A	6,900	28,731
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	39,100	124,487
Hengyi Petrochemical Co. Ltd.*, Class A	54,700	53,985
Hesteel Co. Ltd., Class A	100,700	29,802
Huafon Chemical Co. Ltd., Class A	50,100	52,066
Huaibei Mining Holdings Co. Ltd., Class A	23,700	64,332
Huaxin Cement Co. Ltd., Class A	17,172	35,053
Hubei Feilihua Quartz Glass Co. Ltd., Class A	13,100	57,972
Hubei Xingfa Chemicals Group Co. Ltd., Class A	19,320	57,468
Hunan Gold Corp. Ltd., Class A	20,800	55,487
Hunan Valin Steel Co. Ltd., Class A	102,820	74,728
Inner Mongolia Dazhong Mining Co. Ltd.*, Class A	11,900	17,396
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	83,500	50,227
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	64,900	65,124
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,190	51,157
Jiangsu Yoke Technology Co. Ltd., Class A	7,196	58,589
Jinduicheng Molybdenum Co. Ltd., Class A	24,400	39,128
Kingfa Sci & Tech Co. Ltd., Class A	46,200	46,741
Levima Advanced Materials Corp., Class A	10,100	22,911
Luxi Chemical Group Co. Ltd., Class A	29,100	48,988
Maanshan Iron & Steel Co. Ltd., Class A	65,100	20,520

See Notes to Financial Statements.

14   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Nanjing Iron & Steel Co. Ltd., Class A	74,400	52,639
Ningbo Shanshan Co. Ltd., Class A	28,200	41,068
Pangang Group Vanadium Titanium & Resources Co. Ltd.*, Class A	110,700	44,799
Red Avenue New Materials Group Co. Ltd., Class A	4,700	19,952
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	31,490	18,422
Shaanxi Huaqin Technology Industry Co. Ltd., Class A	1,383	17,615
Shandong Iron and Steel Co. Ltd., Class A	134,830	23,199
Shandong Sinocera Functional Material Co. Ltd., Class A	20,100	52,845
Shandong Sun Paper Industry JSC Ltd., Class A	42,200	87,596
Shanxi Meijin Energy Co. Ltd.*, Class A	75,600	57,754
Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,100	27,108
Shenghe Resources Holding Co. Ltd., Class A	35,590	46,932
Shenzhen Capchem Technology Co. Ltd., Class A	13,080	56,534
Shenzhen Senior Technology Material Co. Ltd.*, Class A	32,000	42,241
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	9,740	33,437
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	66,600	42,995
Shida Shinghwa Advanced Material Group Co. Ltd., Class A	3,700	20,077
Sichuan Hebang Biotechnology Co. Ltd., Class A	148,980	40,398
Sichuan Yahua Industrial Group Co. Ltd., Class A	28,700	41,441
Sinoma Science & Technology Co. Ltd., Class A	15,800	32,601
Sinomine Resource Group Co. Ltd., Class A	14,320	60,908
Skshu Paint Co. Ltd.*, Class A	5,280	31,426
Sunresin New Materials Co. Ltd., Class A	6,350	42,279
Suzhou Nanomicro Technology Co. Ltd., Class A	4,378	11,727
Tangshan Jidong Cement Co. Ltd.*, Class A	27,181	17,473
Tianshan Aluminum Group Co. Ltd., Class A	80,300	94,836
Tongkun Group Co. Ltd.*, Class A	41,900	86,973
Tongling Nonferrous Metals Group Co. Ltd., Class A	184,900	100,787
Transfar Zhilian Co. Ltd., Class A	31,800	19,041

	Number of Shares	Value $

Weihai Guangwei Composites Co. Ltd.*, Class A	14,700	52,710
Western Mining Co. Ltd., Class A	47,600	121,802
Western Superconducting Technologies Co. Ltd., Class A	11,375	66,873
Xiamen Tungsten Co. Ltd., Class A	21,320	55,847
Xinfengming Group Co. Ltd., Class A	19,616	38,989
Xinjiang Zhongtai Chemical Co. Ltd., Class A	50,300	28,803
Xinxing Ductile Iron Pipes Co. Ltd., Class A	60,350	30,487
Yintai Gold Co. Ltd., Class A	48,508	129,200
YongXing Special Materials Technology Co. Ltd., Class A	9,300	55,058
Youngy Co. Ltd., Class A	5,200	24,544
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	89,500	70,837
Yunnan Copper Co. Ltd., Class A	31,900	59,762
Yunnan Tin Co. Ltd., Class A	24,630	56,956
Yunnan Yuntianhua Co. Ltd., Class A	31,800	90,740
Zhejiang Hailiang Co. Ltd., Class A	30,000	35,472
Zhejiang Juhua Co. Ltd., Class A	33,690	110,277
Zhejiang Longsheng Group Co. Ltd., Class A	64,300	78,241
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	5,860	32,708
Zhejiang Yongtai Technology Co. Ltd.*, Class A	16,000	20,878
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	2,237	8,058
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	36,221	27,172

(Cost $4,942,587)		4,283,518

Real Estate — 1.8%
China Green Electricity Investment of Tianjin Co. Ltd., Class A	12,300	18,100
China Merchants Property Operation & Service Co. Ltd., Class A	9,700	15,221
Financial Street Holdings Co. Ltd., Class A	29,700	12,101
Grandjoy Holdings Group Co. Ltd.*, Class A	35,200	13,034
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	28,800	32,863
Red Star Macalline Group Corp. Ltd., Class A	26,800	11,362
Shanghai Lingang Holdings Corp. Ltd., Class A	23,000	34,034
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.*, Class A	18,100	25,263

See Notes to Financial Statements.

DBX ETF Trust  | 15

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	19,300	53,052
Xiangcai Co. Ltd., Class A	22,200	20,321
Xinhu Zhongbao Co. Ltd., Class A	100,400	29,298
Youngor Fashion Co. Ltd., Class A	67,200	73,537
Zhongtian Financial Group Co. Ltd.*(a), Class A	139,200	0
Zhuhai Huafa Properties Co. Ltd.*, Class A	40,540	39,899

(Cost $517,470)		378,085

Utilities — 3.7%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	108,190	43,634
CECEP Solar Energy Co. Ltd., Class A	66,900	47,977
CECEP Wind-Power Corp., Class A	95,830	42,474
Chengdu Xingrong Environment Co. Ltd., Class A	43,700	44,453
China Southern Power Grid Energy Storage Co. Ltd., Class A	24,000	35,876
Chongqing Water Group Co. Ltd., Class A	16,700	11,678
Datang International Power Generation Co. Ltd., Class A	93,800	39,121
Guangdong Electric Power Development Co. Ltd.*, Class A	22,800	18,045
Hubei Energy Group Co. Ltd., Class A	49,300	40,174

	Number of Shares	Value $

Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	82,800	51,744
Jiangsu Guoxin Corp. Ltd., Class A	20,200	22,605
Jinko Power Technology Co. Ltd., Class A	71,200	27,833
Luenmei Quantum Co. Ltd., Class A	24,750	20,543
Shaanxi Energy Investment Co. Ltd., Class A	18,700	28,469
Shanghai Electric Power Co. Ltd.*, Class A	35,100	48,556
Shenergy Co. Ltd., Class A	61,949	74,613
Shenzhen Energy Group Co. Ltd., Class A	34,760	34,832
Shenzhen Gas Corp. Ltd., Class A	16,000	16,056
Sichuan New Energy Power Co. Ltd.*, Class A	19,000	30,730
Wintime Energy Group Co. Ltd.*, Class A	551,100	96,340
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	5,500	6,087

(Cost $838,912)		781,840

TOTAL COMMON STOCKS

(Cost $24,566,966)		20,905,376

TOTAL INVESTMENTS — 99.3%
(Cost $24,566,966)		20,905,376
Other assets and liabilities, net — 0.7%		142,380

NET ASSETS — 100.0%		21,047,756

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

See Notes to Financial Statements.

16   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$20,905,376	$—	$0	$20,905,376

TOTAL	$20,905,376	$—	$0	$20,905,376

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  | 17

Statements of Assets and Liabilities

May 31, 2024

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Assets

Investment in non-affiliated securities at value	$2,045,630,970	$20,905,376

Cash	848,611	106
Foreign currency at value†	4,657,599	154,175
Total assets	$2,051,137,180	$21,059,657

Liabilities

Payables:
Investment advisory fees	$1,077,602	$11,901
Total liabilities	1,077,602	11,901
Net Assets, at value	$2,050,059,578	$21,047,756

Net Assets Consist of
Paid-in capital	$2,753,509,672	$42,186,729
Distributable earnings (loss)	(703,450,094)	(21,138,973)
Net Assets, at value	$2,050,059,578	$21,047,756
Number of Common Shares outstanding	83,800,001	800,001
Net Asset Value	$24.46	$26.31

Investment in non-affiliated securities at cost	$1,911,723,368	$24,566,966
Foreign currency at cost	$4,671,311	$155,348

†

Included in foreign currency at value is $140,381 and $8,241 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.

18  |  DBX ETF Trust

Statements of Operations

May 31, 2024

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Investment Income
Unaffiliated interest income	$6,157	$137
Unaffiliated dividend income*	51,327,525	381,224
Total investment income	51,333,682	381,361

Expenses
Investment advisory fees	12,507,472	147,592
Other expenses	58	58
Total expenses	12,507,530	147,650
Net investment income (loss)	38,826,152	233,711

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(238,994,692)	(1,086,448)
Foreign currency transactions	(1,461,676)	(5,379)
Net realized gain (loss)	(240,456,368)	(1,091,827)
Net change in unrealized appreciation (depreciation) on:
Investments	39,088,573	(2,482,361)
Foreign currency translations	93,945	1,416
Net change in unrealized appreciation (depreciation)	39,182,518	(2,480,945)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(201,273,850)	(3,572,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(162,447,698)	$(3,339,061)

* Unaffiliated foreign tax withheld	$5,713,249	$42,577

See Notes to Financial Statements.

DBX ETF Trust  | 19

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$38,826,152	$34,057,288	$233,711	$336,436
Net realized gain (loss)	(240,456,368)	(145,222,998)	(1,091,827)	(1,591,517)
Net change in net unrealized appreciation (depreciation)	39,182,518	(198,385,419)	(2,480,945)	(36,890)
Net increase (decrease) in net assets resulting from operations	(162,447,698)	(309,551,129)	(3,339,061)	(1,291,971)
Distributions to Shareholders	(44,647,136)	(23,017,176)	(141,936)	(463,728)

Fund Shares Transactions

Proceeds from shares sold	792,877,174	2,304,709,929	—	1,649,807
Value of shares redeemed	(868,790,090)	(1,311,138,220)	(1,350,738)	(8,194,136)
Net increase (decrease) in net assets resulting from fund share transactions	(75,912,916)	993,571,709	(1,350,738)	(6,544,329)
Total net increase (decrease) in Net Assets	(283,007,750)	661,003,404	(4,831,735)	(8,300,028)

Net Assets
Beginning of year	2,333,067,328	1,672,063,924	25,879,491	34,179,519
End of year	$2,050,059,578	$2,333,067,328	$21,047,756	$25,879,491

Changes in Shares Outstanding

Shares outstanding, beginning of year	87,250,001	54,250,001	850,001	1,050,001
Shares sold	31,950,000	75,050,000	—	50,000
Shares redeemed	(35,400,000)	(42,050,000)	(50,000)	(250,000)
Shares outstanding, end of year	83,800,001	87,250,001	800,001	850,001

See Notes to Financial Statements.

20  |  DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$26.74	$30.82	$41.83	$27.18	$26.27
Income (loss) from investment operations:
Net investment income (loss)(a)	0.51	0.46	0.36	0.30	0.29
Net realized and unrealized gain (loss)	(2.20)	(4.22)	(11.02)	14.67	0.91
Total from investment operations	(1.69)	(3.76)	(10.66)	14.97	1.20
Less distributions from:
Net investment income	(0.59)	(0.32)	(0.35)	(0.32)	(0.29)
Total from distributions	(0.59)	(0.32)	(0.35)	(0.32)	(0.29)
Net Asset Value, end of year	$24.46	$26.74	$30.82	$41.83	$27.18
Total Return (%)	(6.18)	(12.28)	(25.67)	55.20	4.50

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($millions)	2,050	2,333	1,672	2,715	1,271
Ratio of expenses (%)	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	2.02	1.55	0.97	0.79	1.05
Portfolio turnover rate (%)(b)	50	69	95	78	115

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  | 21

Financial Highlights (Continued)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$30.45	$32.55	$38.36	$27.59	$25.93
Income (loss) from investment operations:
Net investment income (loss)(a)	0.28	0.36	0.28	0.13	0.17
Net realized and unrealized gain (loss)	(4.24)	(1.88)	(5.77)	10.79	1.65
Total from investment operations	(3.96)	(1.52)	(5.49)	10.92	1.82
Less distributions from:
Net investment income	(0.18)	(0.58)	(0.32)	(0.15)	(0.16)
Total from distributions	(0.18)	(0.58)	(0.32)	(0.15)	(0.16)
Net Asset Value, end of year	$26.31	$30.45	$32.55	$38.36	$27.59
Total Return (%)	(13.03)	(4.71)	(14.50)	39.64	7.02

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	21	26	34	40	30
Ratio of expenses (%)	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.03	1.13	0.73	0.37	0.63
Portfolio turnover rate (%)(b)	25	41	62	34	48

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2024, Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). Harvest Global Investments Limited serves as investment Sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

DBX ETF Trust  |  23

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

24   |  DBX ETF Trust

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the

Statements of Operations. For the year ended May 31, 2024, the Funds did not incur any interest or penalties. As of May 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Unditributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Harvest CSI 300 China A-Shares ETF	$ 11,437,083	$ (676,669,596)	$ (38,217,581)	$ (703,450,094)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	75,548	(17,010,925)	(4,203,596)	(21,138,973)

The tax character of dividends and distributions declared for the years ended May 31, 2024 and May 31, 2023 were as follows:

Year Ended May 31, 2024

Ordinary Income*
Xtrackers Harvest CSI 300 China A-Shares ETF	$ 44,647,136
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	141,936

Year Ended May 31, 2023

Ordinary Income*
Xtrackers Harvest CSI 300 China A-Shares ETF	$ 23,017,176
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	463,728

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

DBX ETF Trust  |  25

At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$447,397,113	$229,272,483	$676,669,596
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	14,732,964	2,277,961	17,010,925

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2024, the Funds had no post-October capital losses.

As of years, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$2,083,834,839	$(38,203,869)	$271,700,817	$(309,904,686)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	25,107,799	(4,202,423)	2,569,666	(6,772,089)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank deposit interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp duty. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

Since November 17, 2014, QFIIs and RQFIIs have been temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises). With respect to gains derived from equity investments prior to November 17, 2014, QFIIs and RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to QFIIs and RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014 as long as treaty relief is eligible. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small

Cap ETF while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of QFIIs and RQFIIs are evolving and the tax regulations to be issued by the PRC State Taxation Administration and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

26   |  DBX ETF Trust

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.
3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor, and is paid by the Advisor for its services.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

DBX ETF Trust  |  27

4. Investment Portfolio Transactions

For the year ended May 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$971,948,497	$1,053,115,409
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	5,707,567	6,992,935

5. Fund Share Transactions

As of May 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2024.

28   |  DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, (collectively referred to as the “Funds”), (two of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2024, and the related statements of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting DBX ETF Trust) at May 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 24, 2024

DBX ETF Trust  |  29

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC AND INVESTMENT SUB-ADVISORY AGREEMENT WITH HARVEST GLOBAL INVESTMENTS LIMITED

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February Meeting”) the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to continue in effect the Investment Advisory Agreement and the Investment Sub-Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) and Harvest Global Investments Limited (“Harvest” or “Sub-Advisor”) for purposes of reviewing the agreements’ terms and also took into consideration the discussions they had with management before and during the February Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation from the Advisor and Sub-Advisor at the May Meeting that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, respectively, at the February Meeting. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX and Harvest, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds. In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory for a new annual period ending on May 31, 2025. The Independent Trustees met with representatives of Harvest on February 15, 2024 to review financial reports and other information provided by Harvest and inquire further with regard to the financial information provided, and asked questions of Harvest during this meeting.

In reaching its decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

In reaching its decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the performance of Harvest with respect to its management of the Funds, as well as Harvest’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided by Harvest from its relationship with the Funds; (4) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust

Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including

30 |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role played by the Advisor in working with Harvest to manage the Funds’ portfolios, noting that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge Financial Solutions Inc. (“Broadridge”). The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board considered that while each Fund’s advisory fees and total expenses after waivers/reimbursements were above the average and median of those Funds’ respective Peer Groups, many of those other ETFs in the Funds’ respective Peer Groups only invested directly in A-Shares through the Stock Connect programs, rather than also utilizing the Renminbi Qualified Foreign Institutional Investor (“RQFII”) program, as the Funds did using the quota allocated to the Sub-Advisor. The Board also noted that the Chinese authorities had abolished the quotas under the RQFII system, but that it remained in the Funds’ best interests to continue utilizing Harvest as the Funds’ sub-advisor and that Harvest’s local market capabilities provided the Funds with the widest feasible range of means to access A-shares.

The Board considered that the fee for the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that the Funds’ portfolios are managed on a day-to-day basis by the Sub-Advisor, which receives a fee from the Advisor. The Board considered the allocation of responsibilities between the Advisor and Sub-Advisor and noted that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

DBX ETF Trust  | 31

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that only Xtrackers Harvest CSI 300 China A-Shares ETF was profitable as of this time and the Advisor’s profitability with respect to the Fund was not excessive. The Board also noted that since the fee paid by the Advisor to the Sub-Advisor under the Investment Sub-Advisory Agreement contained breakpoints, the Advisor could experience increased profitability as the Funds’ assets increased. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

 The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the nature, extent and quality of services that Harvest provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by Harvest under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from, and discussions the Board and the Advisor had with, the Sub-Advisor continuously during the prior year, in addition to the information the Sub-Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered Harvest’s operational capabilities and resources, and its experience in serving as investment sub-advisor to the Funds. The Board considered the professional experience, qualifications and performance of Harvest’s senior management and key professional personnel, as well as Harvest’s depth and breadth of experience in managing investment portfolios consisting of China A-Shares, and their techniques for implementing such strategies while minimizing index tracking error. The Board also noted that the Chinese authorities had abolished the quotas under the RQFII system, but that it remained in the Funds’ best interests to continue utilizing Harvest as the Funds’ sub-advisor and that Harvest’s local market capabilities provided the Funds with the widest feasible range of means to access A-shares. In addition, the Board considered Harvest’s operational capabilities and resources, and Harvest’s experience in managing index funds covering various asset classes. The Board also noted Harvest’s processes to minimize the cost of trading.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by Harvest under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to Harvest, taking special consideration of the fact that the fees paid to Harvest are payable by the Advisor and not the Funds.

Performance of Harvest; Harvest’s Financial Resources. The Board considered Harvest’s performance in managing the Funds and its ability to minimize tracking error, taking note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Board concluded that, given Harvest’s capabilities and experience in managing the Funds, Harvest had generally been able to keep the Funds’ tracking error within acceptable ranges.

The Board also considered Harvest’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that Harvest has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

32 |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

Reasonableness of Sub-Advisory Fee. The Board considered that the fee paid to Harvest in respect of the Funds would be paid by the Advisor and not the Funds. Based on its review, the Board concluded that the fees agreed upon with Harvest are reasonable in light of the nature and quality of investment advisory services rendered for each Fund. The Board reached its conclusion based in part on the aggregate fees paid by the Funds, the fact that the sub-advisory fee is paid by the Advisor and not the Funds, and fees paid by comparable funds to advisors.

Costs of Services and Profitability. The Board considered that the fees paid by the Advisor to Harvest under the Investment Sub-Advisory Agreement contain breakpoints. The Board further considered that specific information about Harvest’s profitability with respect to its services provided to the Funds was not available because Harvest receives a fixed fee which is computed as a percentage of each Fund’s advisory fees and does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also considered that the overall fees paid by each Fund remained reasonable.

The Board also considered whether Harvest would benefit in other ways from its relationship with the Funds. The Board discussed Harvest’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Harvest.

Economies of Scale. The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust  | 33

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2024.

Qualified Dividend Income*
Xtrackers Harvest CSI 300 China A-Shares ETF	100%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Harvest CSI 300 China A-Shares ETF	$57,016,279	$5,707,370
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	423,713	42,577

34   |  DBX ETF Trust

May 31, 2024

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers California Municipal Bond ETF (CA)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Table of Contents

Page

Schedule of Investments

Xtrackers California Municipal Bond ETF	2

Xtrackers Municipal Infrastructure Revenue Bond ETF	8

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	17

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	25

Statements of Assets and Liabilities	29

Statements of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	33

Notes to Financial Statements	37

Report of Independent Registered Public Accounting Firm	47

Board Considerations in Approval of Investment Advisory Contracts	49

Tax Information	54

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers California Municipal Bond ETF

May 31, 2024

	Principal Amount $	Value $

MUNICIPAL BONDS — 97.0%

California — 97.0%
Allan Hancock Joint Community College District Series 2006-C, 0.00% -5.60%, (a)8/1/47	160,000	111,949
Anaheim Public Financing Authority
Series C, Zero Coupon, 9/1/30	50,000	40,099
Series C, Zero Coupon, 9/1/32	150,000	111,420
Series C, Zero Coupon, 9/1/33	160,000	114,140
Bay Area Toll Authority Series S-7, 4.00%, 4/1/34	100,000	100,513
Bay Area Toll Authority, Highway Revenue Tolls,
Series S-7, 3.25%, 4/1/36	25,000	22,482
Series S-6, 5.00%, 10/1/54	25,000	25,114
Series F-1, 5.00%, 4/1/56	70,000	73,528
California Community Choice Financing Authority
Series B-1, 4.00%, 2/1/52	250,000	248,042
Series A, 5.00%, 7/1/53	300,000	313,637
Series E-1, 5.00%, 2/1/54	100,000	105,373
Series D, 5.50%, 5/1/54	250,000	265,019
Series G-1, 5.25%, 11/1/54	100,000	106,230
California Educational Facilities Authority
Series V-3, 5.00%, 6/1/33	25,000	28,981
Series U-1, 5.25%, 4/1/40	235,000	285,046
Series U-7, 5.00%, 6/1/46	120,000	139,629
Series 2016, 5.00%, 10/1/49	75,000	77,365
California Health Facilities Financing Authority
Series A, 5.00%, 11/15/30	50,000	50,988
Series A, 5.00%, 11/15/32	75,000	79,089
Series A, 5.00%, 11/15/33	55,000	57,855
Series A, 4.00%, 4/1/38	100,000	99,032
Series B, 3.25%, 8/15/39	145,000	131,228
Series B, 4.00%, 8/15/39	100,000	98,550
Series A, 5.00%, 10/1/39	25,000	25,677
Series C, 5.00%, 6/1/41	75,000	80,210
Series A, 5.00%, 11/15/41	75,000	76,835
Series A-2, 4.00%, 11/1/44	25,000	24,353
Series A, 5.00%, 11/15/46	100,000	102,446
Series A, 4.00%, 8/15/48	100,000	99,622
Series A, 4.00%, 11/15/48	70,000	67,129
Series A, 5.00%, 11/15/48	60,000	61,165
Series A, 4.00%, 6/1/50	50,000	47,292
Series A, 4.00%, 8/15/50	100,000	96,317

	Principal Amount $	Value $

California Infrastructure & Economic Development Bank
Series A, 5.00%, 7/1/29	80,000	84,686
Series A, 5.00%, 7/1/33	125,000	133,064
Series A, 4.00%, 11/1/45	50,000	47,627
Series A, 4.00%, 7/1/50	180,000	173,834
California Public Finance Authority Series A, 4.00%, 8/1/47	50,000	49,188
California School Facilities Financing Authority Series A, Zero Coupon, 8/1/49	300,000	81,798
California State Public Works Board
Series F, 5.00%, 5/1/25	100,000	101,391
Series A, 5.00%, 8/1/34	30,000	33,223
Series B, 4.00%, 5/1/46	250,000	246,513
Series A, 4.00%, 11/1/46	225,000	221,818
California State University
Series A, 5.00%, 11/1/27	25,000	25,764
Series A, 5.00%, 11/1/29	40,000	42,010
Series A, 5.00%, 11/1/30	50,000	51,428
Series A, 5.00%, 11/1/32	105,000	107,931
Series A, 5.00%, 11/1/32	60,000	62,938
Series A, 5.00%, 11/1/34	30,000	31,469
Series A, 5.00%, 11/1/43	165,000	167,630
California Statewide Communities Development Authority
Series 2004-L, 5.00%, 4/1/38	155,000	165,768
Series A, 4.00%, 7/1/48	25,000	24,540
Series A, 3.00%, 4/1/50	50,000	36,820
Series A, 4.00%, 8/15/51	50,000	45,897
Centinela Valley Union High School District Series B, 4.00%, 8/1/50	30,000	28,258
Cerritos Community College District Series A, 4.00%, 8/1/44	50,000	49,549
Chino Valley Unified School District Series 2020-B, 5.00%, 8/1/55	100,000	104,894
City & County of San Francisco CA Series 2015-A, 4.00%, 4/1/45	75,000	75,021
City of Irvine CA 4.00%, 9/1/58	75,000	71,304
City of Los Angeles CA Wastewater System Revenue
Series C, 5.00%, 6/1/24	100,000	100,000
Series C, 5.00%, 6/1/28	100,000	107,024

See Notes to Financial Statements.

2  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

City of Los Angeles Department of Airports
Series D, 4.00%, 5/15/48	100,000	96,219
Series A, 5.00%, 5/15/49	300,000	312,236
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/36	30,000	32,864
Series A, 5.00%, 5/15/37	30,000	32,751
City of San Francisco CA Public Utilities Commission Water Revenue
Series C, 5.00%, 11/1/25	210,000	213,292
Series C, 5.00%, 11/1/31	20,000	22,531
Coast Community College District 5.00%, 8/1/31	65,000	66,159
Coronado Community Development Agency Successor Agency Series A, 5.00%, 9/1/33	80,000	81,202
County of Sacramento CA Airport System Revenue Series A, 5.00%, 7/1/41	60,000	61,238
Desert Community College District Series A-1, 4.00%, 8/1/51	100,000	97,076
East Bay Municipal Utility District Water System Revenue
Series B, 5.00%, 6/1/28	25,000	26,340
Series B, 5.00%, 6/1/30	50,000	52,654
Series B, 5.00%, 6/1/31	50,000	52,644
Folsom Cordova Unified School District Series D, 4.00%, 10/1/44	100,000	98,393
Fremont Unified School District/ Alameda County CA Series A, 4.00%, 8/1/46	50,000	50,014
Golden State Tobacco Securitization Corp.
Series A, 5.00%, 6/1/40	50,000	50,840
Series A, 5.00%, 6/1/45	85,000	86,429
Hartnell Community College District Series 2002-D, 7.00%, 8/1/34	100,000	111,900
Hayward Area Recreation & Park District Series A, 4.00%, 8/1/46	30,000	29,679
Hayward Unified School District
4.00%, 8/1/42	50,000	49,439
4.00%, 8/1/43	300,000	292,644
Los Angeles Community College District Series A, 5.00%, 8/1/29	25,000	25,055

	Principal Amount $	Value $

Series A, 5.00%, 8/1/31	25,000	25,055
Series 2008-K, 4.00%, 8/1/34	90,000	90,136
Los Angeles County Facilities, Inc. Series A, 4.00%, 12/1/48	130,000	127,335
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31	50,000	56,248
Series A, 5.00%, 6/1/33	30,000	33,721
Series A, 5.00%, 6/1/34	30,000	33,144
Series B, 5.00%, 7/1/34	25,000	26,586
Series B, 5.00%, 7/1/35	50,000	53,065
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/33	110,000	114,749
Los Angeles County Public Works Financing Authority Series D, 4.00%, 12/1/40	60,000	59,932
Los Angeles Department of Water & Power
Series B, 5.00%, 7/1/24	35,000	35,036
Series B, 5.00%, 7/1/26	150,000	155,054
Series D, 5.00%, 7/1/26	100,000	103,369
Series A, 5.00%, 7/1/29	45,000	49,091
Series B, 5.00%, 7/1/33	150,000	161,809
Series A, 5.00%, 7/1/34	110,000	114,382
Series B, 5.00%, 7/1/51	20,000	21,400
Series B, 5.25%, 7/1/53	25,000	27,544
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/44	20,000	21,151
Los Angeles Department of Water & Power Water System Revenue
Series B, 5.00%, 7/1/47	30,000	32,459
Series A, 5.00%, 7/1/49	200,000	218,157
Series D, 5.00%, 7/1/52	50,000	53,931
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	75,000	80,209
Series B, 5.00%, 7/1/51	45,000	47,955
Los Angeles Unified School District
Series A, 5.00%, 7/1/24	85,000	85,070
Series C, 5.00%, 7/1/25	30,000	30,049
Series A, 5.00%, 7/1/27	60,000	63,108
Series B, 2.00%, 7/1/29	95,000	84,610
Series B-1, 5.00%, 7/1/29	25,000	26,495

See Notes to Financial Statements.

DBX ETF Trust  |   3

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
Series A, 5.00%, 7/1/30	55,000	59,499
Series B, 5.00%, 7/1/30	100,000	103,060
Series C, 5.00%, 7/1/30	50,000	55,061
Series C, 3.00%, 7/1/35	20,000	17,942
Series B-1, 5.00%, 7/1/36	35,000	36,838
Series QRR, 5.00%, 7/1/37	50,000	57,095
Series B-1, 5.25%, 7/1/42	25,000	26,343
Series M-1, 5.25%, 7/1/42	15,000	15,806
Marin Healthcare District Series 2021, 4.00%, 8/1/45	165,000	158,988
Metropolitan Water District of Southern California
Series A, 2.50%, 7/1/25	30,000	29,498
Series A, 5.00%, 7/1/27	40,000	42,205
Series A, 5.00%, 7/1/27	75,000	79,134
Series C, 5.00%, 10/1/27	40,000	42,388
Series A, 5.00%, 7/1/34	95,000	102,931
Series A, 5.00%, 10/1/49	30,000	31,786
Series A, 5.00%, 10/1/51	20,000	21,357
Mount San Antonio Community College District Series A, 0.00% - 6.25%, (a)8/1/43	100,000	95,572
M-S-R Energy Authority Series C, 6.50%, 11/1/39	60,000	74,175
Municipal Improvement Corp. of Los Angeles
Series B, 5.00%, 11/1/27	25,000	25,932
Series B, 5.00%, 11/1/29	30,000	31,068
Napa Valley Unified School District Series C, 4.00%, 8/1/44	70,000	68,895
Ontario International Airport Authority Series A, 4.00%, 5/15/51	190,000	182,352
Orange County Transportation Authority Series 2021, 5.00%, 10/15/24	90,000	90,467
Palomar Community College District
Series 2006-C, 5.00%, 8/1/44	70,000	71,289
Series 2006-D, 4.00%, 8/1/46	15,000	14,757
Perris Union High School District Series A, 4.00%, 9/1/48	50,000	49,712
Rancho Santiago Community College District Series 2002-C, Zero Coupon, 9/1/30	60,000	47,883
Regents of The University of California Medical Center Pooled Revenue
Series L, 5.00%, 5/15/35	25,000	25,843
Series L, 5.00%, 5/15/41	75,000	76,905

	Principal Amount $	Value $
Series L, 3.00%, 5/15/42	255,000	209,527
Series P, 5.00%, 5/15/47	175,000	188,127
Series P, 4.00%, 5/15/53	25,000	23,751
River Islands Public Financing Authority Series A-1, 5.25%, 9/1/52	50,000	53,668
Riverside County Transportation Commission Sales Tax Revenue Series B, 5.00%, 6/1/35	120,000	126,137
Sacramento City Financing Authority Series E, 5.25%, 12/1/30	100,000	110,389
Sacramento City Unified School District Series G, 4.00%, 8/1/49	30,000	28,812
Sacramento County Sanitation Districts Financing Authority
Series 2021, 3.00%, 12/1/34	25,000	22,778
Series A, 5.00%, 12/1/45	55,000	59,342
Sacramento Municipal Utility District Series G, 5.00%, 8/15/39	50,000	53,845
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	50,000	53,127
Sacramento Transportation Authority Sales Tax Revenue
Series A, 5.00%, 10/1/33	60,000	69,696
San Bernardino Community College District Series A, 4.00%, 8/1/49	45,000	46,072
San Diego Community College District 5.00%, 8/1/31	100,000	103,851
San Diego County Regional Airport Authority
Series A, 5.00%, 7/1/44	35,000	36,844
Series A, 5.00%, 7/1/46	75,000	79,964
San Diego County Regional Transportation Commission Series A, 5.00%, 4/1/35	15,000	17,319
San Diego County Water Authority Series S-1, 5.00%, 5/1/28	100,000	106,646
San Diego Public Facilities Financing Authority
Series A, 5.00%, 5/15/27	50,000	51,688
Series A, 5.00%, 5/15/28	20,000	20,626
Series B, 5.00%, 8/1/28	35,000	36,184
San Diego Unified School District
Series F-2, 5.00%, 7/1/24	100,000	100,088
Series 2012-I, 4.00%, 7/1/47	100,000	97,655

See Notes to Financial Statements.

4  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

Series C, 0.00% - 6.63%, (a)7/1/48	85,000	76,675
Series L, 4.00%, 7/1/49	30,000	29,632
Series 2018 G-3, 4.00%, 7/1/53	200,000	193,110
San Francisco Bay Area Rapid Transit District
Series 2004 F-1, 3.00%, 8/1/38	75,000	63,945
Series C-1, 4.00%, 8/1/45	35,000	34,329
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series E, 5.00%, 5/1/48	25,000	25,911
San Francisco City & County Airport Comm-San Francisco International Airport Series D, 5.00%, 5/1/36	40,000	43,320
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series A, 5.00%, 10/1/27	50,000	52,904
Series A, 5.00%, 10/1/46	85,000	91,766
San Francisco Municipal Transportation Agency Series 2017, 4.00%, 3/1/46	130,000	127,570
San Joaquin Hills Transportation Corridor Agency
Zero Coupon, 1/1/25	75,000	73,463
Zero Coupon, 1/1/28	55,000	48,834
Series A, 5.00%, 1/15/33	40,000	43,964
San Jose Redevelopment Agency Successor Agency Series A, 5.00%, 8/1/35	45,000	47,016
San Marcos Unified School District Series B, Zero Coupon, 8/1/47	300,000	106,166
San Mateo County Community College District Series A, 5.00%, 9/1/45	65,000	66,325
San Mateo Foster City Public Financing Authority Series B, 5.00%, 8/1/25	100,000	101,841
San Mateo Union High School District Series 2010, 0.00% - 6.70%, (a)9/1/41	130,000	131,522
Santa Clara Unified School District Series 2017, 3.50%, 7/1/42	130,000	117,515
Santa Clara Valley Transportation Authority Series A, 5.00%, 4/1/26	50,000	51,622

	Principal Amount $	Value $

Santa Clara Valley Water District Series 2023C-1, 4.00%, 6/1/26	50,000	50,740
Southern California Public Power Authority Series 2023-A1, 5.00%, 7/1/48	20,000	21,811
State of California
Series B, 5.00%, 8/1/24	105,000	105,156
5.00%, 9/1/24	60,000	60,143
5.00%, 9/1/24	30,000	30,072
5.00%, 10/1/24	65,000	65,219
Series B, 5.00%, 10/1/24	25,000	25,084
5.00%, 12/1/24	250,000	251,700
Series B, 5.00%, 8/1/25	125,000	127,257
5.00%, 10/1/25	100,000	102,075
5.00%, 12/1/25	50,000	51,176
5.00%, 8/1/26	100,000	101,671
5.00%, 8/1/26	110,000	113,679
Series B, 5.00%, 8/1/26	110,000	113,679
4.00%, 9/1/26	50,000	50,670
5.00%, 10/1/26	50,000	51,813
5.00%, 12/1/26	110,000	114,307
5.00%, 8/1/27	100,000	103,083
5.00%, 10/1/27	30,000	31,601
5.00%, 11/1/27	50,000	52,739
5.00%, 11/1/27	50,000	52,739
5.00%, 11/1/27	115,000	121,299
5.00%, 8/1/28	90,000	94,068
5.00%, 9/1/28	110,000	113,644
Series B, 5.00%, 10/1/28	100,000	107,040
5.00%, 12/1/28	45,000	48,303
Series C, 5.00%, 8/1/29	200,000	206,179
5.00%, 11/1/29	25,000	26,250
5.00%, 8/1/30	55,000	57,538
5.00%, 11/1/30	35,000	38,691
5.00%, 11/1/30	30,000	31,491
5.00%, 4/1/31	40,000	44,476
5.00%, 4/1/32	50,000	56,318
5.25%, 8/1/32	100,000	113,018
2.50%, 9/1/32	125,000	110,922
5.00%, 9/1/32	30,000	33,530
5.00%, 11/1/32	30,000	33,164
Series B, 5.00%, 11/1/32	30,000	33,164
Series C, 3.375%, 9/1/33	50,000	47,643
5.00%, 3/1/34	55,000	60,090
5.00%, 12/1/34	50,000	55,168
3.00%, 9/1/35	200,000	182,008
3.00%, 10/1/35	95,000	87,655
4.00%, 10/1/35	50,000	51,761
5.00%, 10/1/35	100,000	102,527

See Notes to Financial Statements.

DBX ETF Trust  |   5

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
4.00%, 11/1/35	130,000	134,306
5.00%, 12/1/35	70,000	76,979
4.00%, 3/1/36	80,000	82,389
3.00%, 9/1/36	50,000	44,925
4.00%, 9/1/36	100,000	98,660
3.00%, 10/1/36	25,000	22,806
5.00%, 10/1/36	50,000	56,600
Series B, 5.00%, 11/1/36	30,000	32,902
4.00%, 3/1/37	50,000	51,323
5.00%, 4/1/37	40,000	42,783
5.00%, 9/1/41	100,000	108,844
4.00%, 4/1/42	200,000	201,623
Series C, 5.00%, 11/1/42	100,000	109,712
3.00%, 12/1/43	25,000	20,131
5.00%, 10/1/45	350,000	383,087
5.25%, 10/1/45	25,000	27,929
4.00%, 11/1/45	85,000	82,700
4.00%, 3/1/46	30,000	29,926
3.00%, 11/1/50	100,000	76,678
State of California Department of Water Resources
Series BB, 5.00%, 12/1/26	130,000	135,869
Series AX, 5.00%, 12/1/27	45,000	47,828
Series BB, 5.00%, 12/1/33	25,000	27,945
Sweetwater Union High School District 4.00%, 8/1/42	100,000	97,624
University of California
Series BN, 5.00%, 5/15/25	45,000	45,717
Series I, 5.00%, 5/15/26	25,000	25,356
Series AY, 5.00%, 5/15/28	70,000	73,483
Series BQ, 5.00%, 5/15/29	25,000	27,190
Series AY, 5.00%, 5/15/30	25,000	26,107
Series BQ, 5.00%, 5/15/31	30,000	33,487
Series BQ, 5.00%, 5/15/33	25,000	28,605
Series BQ, 5.00%, 5/15/35	40,000	45,717

	Principal Amount $	Value $
Series M, 5.00%, 5/15/35	75,000	78,181
Series AY, 5.00%, 5/15/36	50,000	52,098
Series BE, 5.00%, 5/15/36	170,000	186,747
Series K, 4.00%, 5/15/46	50,000	49,242
Series Q, 5.00%, 5/15/46	15,000	16,065
Series M, 4.00%, 5/15/47	100,000	98,146
Series AZ, 5.00%, 5/15/48	100,000	104,248
Series Q, 3.00%, 5/15/51	50,000	38,341
Ventura County Community College District 3.125%, 8/1/31	100,000	95,332
Ventura Unified School District Series A, 4.00%, 8/1/52	50,000	48,351
William S Hart Union High School District Series C, 3.50%, 8/1/38	75,000	71,821
Yosemite Community College District
5.00%, 8/1/30	35,000	35,664
5.00%, 8/1/32	65,000	66,234

(Cost $22,085,750)		21,540,600

TOTAL MUNICIPAL BONDS

(Cost $22,085,750)		21,540,600

	Number of Shares

CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”(b), 5.26% (Cost $419,583)	419,583	419,583

TOTAL INVESTMENTS — 98.9%

(Cost $22,505,333)		21,960,183

Other assets and liabilities, net — 1.1%		242,667

NET ASSETS — 100.0%		22,202,850

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:

Value ($) at 12/14/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 5.26% (b)
—	8,327,741	(7,908,158)	—	—	8,952	—	419,583	419,583

See Notes to Financial Statements.

6  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$21,540,600	$—	$21,540,600

Short-Term Investments (a)	419,583	—	—	419,583

TOTAL	$419,583	$21,540,600	$—	$21,960,183

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |   7

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

May 31, 2024

	Principal Amount $	Value $

MUNICIPAL BONDS — 98.2%

Arizona — 3.7%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	500,000	526,153
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	755,077
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/47	500,000	523,121
Series A, 3.00%, 1/1/49	65,000	48,550
Series B, 5.25%, 1/1/53	2,650,000	2,890,598

(Cost $4,909,433)		4,743,499

California — 15.0%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	385,947
Series F-1, 5.00%, 4/1/54	500,000	543,418
Series F-2, 2.60%, 4/1/56	160,000	100,003
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/37	45,000	49,164
Series A, 5.00%, 5/15/38	300,000	326,431
5.00%, 5/15/39	40,000	43,358
5.00%, 5/15/40	55,000	59,414
Series D, AMT, 5.00%, 5/15/43	125,000	128,575
Series A, AMT, 4.00%, 5/15/44	400,000	378,796
Series F, AMT, 5.00%, 5/15/44	200,000	205,354
Series B, 5.00%, 5/15/45	260,000	279,540
Series C, AMT, 5.00%, 5/15/45	50,000	51,870
Series A, AMT, 5.00%, 5/15/46	600,000	621,882
Series B, 5.00%, 5/15/48	250,000	266,929
Series E, 5.00%, 5/15/48	20,000	20,982
Series F, AMT, 3.00%, 5/15/49	330,000	243,297
Series F, AMT, 4.00%, 5/15/49	200,000	183,530
Series D, AMT, 5.00%, 5/15/49	100,000	101,287
Series C, AMT, 4.00%, 5/15/50	500,000	459,784
Series A, AMT, 5.00%, 5/15/51	135,000	138,599
City of Riverside CA Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/49	150,000	164,368

	Principal Amount $	Value $
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax, Series A, 5.00%, 6/1/48	25,000	25,472
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 3.00%, 11/1/50	340,000	259,395
Series C, 4.00%, 11/1/50	600,000	583,989
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/40	260,000	282,142
Series D, 5.00%, 7/1/44	125,000	132,267
Series A, 5.00%, 7/1/45	60,000	63,073
Series C, 5.00%, 7/1/49	635,000	665,814
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	270,000	291,550
Series A, 5.00%, 7/1/50	210,000	223,438
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	45,000	48,155
Series B, 5.00%, 7/1/48	500,000	534,956
Series A, 5.00%, 7/1/51	1,000,000	1,070,763
Series B, 5.00%, 7/1/51	280,000	298,582
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	27,476
Series C, 5.00%, 7/1/40	100,000	109,434
Series A, 5.00%, 10/1/45	225,000	239,961
Riverside County Transportation Commission, Highway Revenue Tolls,
Series B-1, 4.00%, 6/1/46	10,000	9,501
Series B-1, 3.00%, 6/1/49	600,000	453,435
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	40,000	42,528
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	208,676
Series B, AMT, 4.00%, 7/1/51	250,000	228,425
Series A, 5.00%, 7/1/51	500,000	527,769
Series B, AMT, 5.00%, 7/1/51	500,000	511,406
Series A, 5.00%, 7/1/56	1,300,000	1,364,636

See Notes to Financial Statements.

8  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/39	50,000	51,815
Series A, AMT, 5.00%, 5/1/44	810,000	828,645
Series D, 5.00%, 5/1/48	75,000	75,662
Series E, 5.00%, 5/1/48	25,000	25,925
Series D, AMT, 5.25%, 5/1/48	870,000	893,166
Series A, AMT, 4.00%, 5/1/49	990,000	894,268
Series A, AMT, 4.00%, 5/1/49	10,000	10,014
Series A, AMT, 5.00%, 5/1/49	400,000	407,198
Series E, AMT, 5.00%, 5/1/50	370,000	376,424
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	38,512
Series C, 5.00%, 3/1/51	500,000	520,394
Southern California Public Power Authority, Intergovernmental, 5.00%, 7/1/53	1,400,000	1,530,440
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	470,000	483,940
State of California Department of Water Resources, Water Revenue, Series BB, 5.00%, 12/1/35	45,000	50,318

(Cost $21,324,128)		19,142,092

Colorado — 2.8%
Arkansas River Power Authority, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/43	215,000	217,059
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	327,564
Series A, AMT, 4.00%, 12/1/43	650,000	611,258
Series A, AMT, 5.00%, 12/1/43	325,000	331,136
Series A, AMT, 5.00%, 12/1/48	700,000	707,042
Sub-Series B, 5.00%, 12/1/48	40,000	40,987
Series D, 5.00%, 11/15/53	600,000	617,305
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	658,230

	Principal Amount $	Value $
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	94,164

(Cost $3,932,157)		3,604,745

Connecticut — 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/37	100,000	108,132
5.00%, 5/1/38	100,000	107,664
5.00%, 5/1/40	120,000	128,178

(Cost $381,421)		343,974

Delaware — 0.3%
Delaware River & Bay Authority, Highway Revenue Tolls, 4.00%, 1/1/44 (Cost $324,010)	330,000	324,569

District of Columbia — 3.9%
District of Columbia Water & Sewer Authority, Water Revenue, Series B, 5.00%, 10/1/49	250,000	257,670
District of Columbia, Income Tax Revenue,
Series C, 4.00%, 5/1/45	500,000	489,679
Series C, 5.00%, 5/1/45	170,000	179,620
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/46	850,000	877,559
Series A, AMT, 5.00%, 10/1/48	175,000	177,374
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	946,335
Series B, 5.00%, 10/1/47	500,000	512,523
Series B, 4.00%, 10/1/49	300,000	274,243
Series B, 3.00%, 10/1/50	600,000	436,379
Series B, 4.00%, 10/1/53	900,000	812,943

(Cost $5,667,672)		4,964,325

Florida — 11.0%
Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	231,288
Central Florida Expressway Authority, Highway Revenue Tolls, Series D, 5.00%, 7/1/35	40,000	43,773

See Notes to Financial Statements.

DBX ETF Trust  |   9

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

City of Fort Lauderdale Fl Water & Sewer Revenue, Water Revenue, Series B, 5.50%, 9/1/48	400,000	444,370
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/44	380,000	395,308
Series A, 5.00%, 10/1/47	215,000	222,813
City of Tampa Fl Water & Wastewater System Revenue, Water Revenue, Series A, 5.25%, 10/1/57	300,000	323,882
City of Tampa FL Water & Wastewater System Revenue, Water Revenue, Series A, 5.00%, 10/1/54	1,000,000	1,050,764
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	93,357
Series A, AMT, 4.00%, 10/1/49	150,000	135,040
County of Broward Fl Port Facilities Revenue, Private Airport & Marina Revenue, Series B, 4.00%, 9/1/49	55,000	49,833
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	469,822
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	400,000	367,917
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,023,303
Series A, AMT, 5.00%, 10/1/49	380,000	385,550
County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	464,968
Series A, 4.00%, 7/1/50	90,000	83,375
County of Miami-Dade Fl Water & Sewer System Revenue, Water Revenue, 4.00%, 10/1/51	100,000	91,808
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series B, 4.00%, 10/1/44	475,000	460,927
4.00%, 10/1/46	255,000	243,543
4.00%, 10/1/48	400,000	379,805
4.00%, 10/1/48	40,000	37,693
Series B, 4.00%, 10/1/49	500,000	471,047
4.00%, 10/1/51	275,000	257,302

	Principal Amount $	Value $

County of Miami-Dade Seaport Department, Private Airport & Marina Revenue, Series A, 5.25%, 10/1/52	1,200,000	1,258,579
County of Osceola Fl Transportation Revenue, Highway Revenue Tolls, Series A-1, 4.00%, 10/1/54	400,000	346,187
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/44	165,000	169,632
Series A, AMT, 4.00%, 10/1/49	500,000	455,672
Series A, AMT, 4.00%, 10/1/52	300,000	272,266
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	607,978
Series A, AMT, 3.25%, 10/1/54	250,000	185,857
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	195,000	201,581
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/52	500,000	452,307
JEA Water & Sewer System Revenue, Water Revenue, Series A, 5.25%, 10/1/49	1,250,000	1,372,045
Putnam County Development Authority, Electric, Power & Light Revenue, 5.00%, 3/15/42	40,000	40,959
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series C, 3.00%, 7/1/46	200,000	157,120
Tampa Bay Water, Water Revenue, 5.00%, 10/1/52	400,000	426,655
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	400,000	374,801

(Cost $15,379,563)		14,049,127

Georgia — 2.7%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	182,089
Development Authority of Burke County, Electric, Power & Light Revenue,
Series C, 4.125%, 11/1/45	25,000	22,172
Series D, 4.125%, 11/1/45	355,000	314,836

See Notes to Financial Statements.

10  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/51	765,000	727,549
Georgia Ports Authority, Private Airport & Marina Revenue,
4.00%, 7/1/52	320,000	304,131
5.25%, 7/1/52	200,000	215,875
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	30,181
Municipal Electric Authority of Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62	500,000	511,682
Series A, 4.50%, 7/1/63	400,000	380,889
Series A, 5.50%, 7/1/63	750,000	781,180

(Cost $3,597,819)		3,470,584

Hawaii — 0.4%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/51 (Cost $534,570)	500,000	515,122

Illinois — 4.8%
Chicago O’hare International Airport, Private Airport & Marina Revenue,
Series A, 4.50%, 1/1/48	570,000	553,939
Series A, 5.00%, 1/1/48	200,000	203,189
Series A, AMT, 5.00%, 1/1/55	500,000	508,474
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/43	115,000	108,350
Series B, 4.00%, 1/1/53	130,000	120,904
Series A, AMT, 4.375%, 1/1/53	25,000	23,268
Series B, 5.00%, 1/1/53	500,000	512,630
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue,
Series A, 5.00%, 12/1/52	160,000	164,837
Series A, 5.00%, 12/1/57	1,200,000	1,228,562
City of Chicago Il Wastewater Transmission Revenue, Sewer Revenue, Series A, 5.25%, 1/1/48	85,000	90,909
City of Chicago IL Waterworks Revenue, Water Revenue, Series A, 5.50%, 11/1/62	200,000	215,902
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	32,658
Series A, 4.00%, 1/1/44	700,000	671,571

	Principal Amount $	Value $

Series A, 5.00%, 1/1/44	800,000	833,023
Series A, 5.00%, 1/1/45	775,000	818,930

(Cost $6,427,004)		6,087,146

Louisiana — 1.0%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	237,788
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	115,000	110,793
Louisiana Stadium & Exposition District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48	450,000	474,143
Series A, 5.25%, 7/1/53	420,000	449,591

(Cost $1,337,463)		1,272,315

Maine — 0.0%
Maine Turnpike Authority, Highway Revenue Tolls, 5.00%, 7/1/47 (Cost $44,449)	40,000	41,294

Maryland — 0.5%
Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50 (Cost $737,661)	650,000	607,966

Massachusetts — 1.5%
Commonwealth of Massachusetts, Hotel Occupancy Tax, 5.50%, 1/1/34	185,000	206,878
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B-1, 5.00%, 7/1/50	35,000	36,011
Series A-1, 4.00%, 7/1/51	205,000	194,964
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	412,052
Series E, AMT, 5.00%, 7/1/46	500,000	518,824
Series E, AMT, 5.00%, 7/1/51	505,000	519,591

(Cost $2,095,122)		1,888,320

Michigan — 1.2%
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	600,000	629,105
Series A, 5.00%, 7/1/48	90,000	93,463

See Notes to Financial Statements.

DBX ETF Trust  |   11

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue, Series B, 4.00%, 11/15/45	800,000	781,211

(Cost $1,648,756)		1,503,779

Nevada — 1.4%
City of Reno NV, Sales Tax Revenue, Series A, 4.00%, 6/1/58	145,000	130,642
County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	492,471
County of Washoe NV, Fuel Sales Tax Revenue, 5.00%, 2/1/42	50,000	51,867
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	869,205
Series B, 4.00%, 7/1/49	290,000	265,677

(Cost $1,887,227)		1,809,862

New Jersey — 1.5%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series G, 4.00%, 1/1/43	550,000	535,740
Series A, 4.00%, 1/1/48	45,000	43,276
Series A, 5.00%, 1/1/48	740,000	766,248
Series B, 5.25%, 1/1/52	405,000	438,791
South Jersey Transportation Authority, Highway Revenue Tolls, Series A, 4.625%, 11/1/47	100,000	100,618

(Cost $1,919,824)		1,884,673

New York — 23.3%
Battery Park City Authority, Miscellaneous Revenue, Series A, 5.00%, 11/1/53	225,000	241,871
Long Island Power Authority, Electric, Power & Light Revenue, Series E, 5.00%, 9/1/48	350,000	377,004
Metropolitan Transportation Authority, Transit Revenue,
Series C-1, 4.00%, 11/15/38	90,000	88,175
Series D, 4.00%, 11/15/42	430,000	406,617
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	103,386
Series E, 4.00%, 11/15/45	1,000,000	948,523
Series C-1, 4.75%, 11/15/45	500,000	508,887
Sub-Series A, 5.00%, 11/15/45	75,000	77,120
Series D, 4.00%, 11/15/46	790,000	725,607
Series D-2, 4.00%, 11/15/48	630,000	584,084

	Principal Amount $	Value $

Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	620,108
Series D-3, 4.00%, 11/15/49	140,000	129,374
Series A-1, 4.00%, 11/15/50	35,000	32,746
Series D-3, 4.00%, 11/15/50	250,000	230,327
Series C-1, 5.00%, 11/15/50	700,000	721,305
Series A-1, 4.00%, 11/15/52	550,000	502,355
Series B, 5.00%, 11/15/52	115,000	117,617
Series C-1, 5.25%, 11/15/55	500,000	515,386
New York City Municipal Water Finance Authority, Water Revenue,
Series FF, 5.00%, 6/15/39	35,000	36,653
Series EE-2, 4.00%, 6/15/40	30,000	29,904
Series AA, 5.00%, 6/15/40	95,000	101,054
Sub-Series EE-2, 5.00%, 6/15/40	535,000	566,289
4.00%, 6/15/42	400,000	398,577
Series AA-2, 4.00%, 6/15/42	100,000	99,258
Series BB2, 4.00%, 6/15/42	40,000	39,703
Series CC-2, 4.00%, 6/15/42	25,000	24,721
Series BB-1, 5.00%, 6/15/44	140,000	149,647
Series BB-1, 4.00%, 6/15/45	255,000	248,538
Series GG-1, 5.00%, 6/15/48	210,000	220,023
Series BB-1, 4.00%, 6/15/49	200,000	191,856
Series CC-1, 4.00%, 6/15/49	200,000	191,856
Series FF-1, 4.00%, 6/15/49	15,000	14,389
Series BB-1, 5.00%, 6/15/49	270,000	281,027
Series DD-1, 5.00%, 6/15/49	400,000	413,610
Series DD-1, 5.25%, 6/15/49	70,000	73,079
Series BB-1, 4.00%, 6/15/50	285,000	271,222
Series GG-1, 4.00%, 6/15/50	305,000	292,097
Sub-Series DD-1, 4.00%, 6/15/50	600,000	574,618
Series AA-1, 5.00%, 6/15/50	140,000	146,828
Series AA-1, 3.00%, 6/15/51	300,000	221,474
Series CC-1, 5.00%, 6/15/51	250,000	262,103
Series CC-1, 5.00%, 6/15/52	400,000	420,841
Series AA-1, 5.25%, 6/15/52	280,000	302,652
Sub-Series AA-1, 5.25%, 6/15/53	200,000	217,435
Series BB, Sub-Series BB-1, 5.25%, 6/15/54	400,000	434,326
Series CC, Sub-Series CC-1, 5.25%, 6/15/54	700,000	762,618
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/45	35,000	33,814
Series A, 4.00%, 11/15/47	115,000	110,252
Series A, 4.00%, 11/15/50	75,000	71,258
Series A, 4.00%, 11/15/55	1,050,000	983,806

See Notes to Financial Statements.

12  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

Series A, 3.25%, 11/15/60	1,150,000	811,174
Series A, 4.00%, 11/15/60	980,000	905,684
New York State Environmental Facilities Corp., Water Revenue, Series A, 5.00%, 6/15/51	500,000	530,956
New York Transportation Development Corp., Private Airport & Marina Revenue,
5.00%, 6/30/49	450,000	462,236
6.00%, 6/30/54	500,000	548,464
5.125%, 6/30/60	2,100,000	2,167,061
5.375%, 6/30/60	1,500,000	1,555,659
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, Series 224, 4.00%, 7/15/51	15,000	14,266
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/48	360,000	338,437
Series A, 4.00%, 5/15/57	1,000,000	948,976
Series A, 4.25%, 5/15/58	600,000	579,013
Series A, 4.50%, 5/15/63	450,000	436,276
Seies A-3, 5.25%, 5/15/64	150,000	160,106
Series A-2, 5.25%, 5/15/64	1,050,000	1,124,187
Triborough Bridge & Tunnel Authority, Fuel Sales Tax Revenue, Series D-2, 5.50%, 5/15/52	650,000	713,648
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	577,581
Series C-3, 3.00%, 5/15/51	600,000	448,188
Series A-1, 5.00%, 5/15/51	2,000,000	2,104,468
Series C-1A, 5.00%, 5/15/51	225,000	237,477

(Cost $32,141,887)		29,779,877

North Carolina — 0.2%
County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51 (Cost $241,524)	300,000	221,119

Ohio — 0.5%
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	95,852
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls, Series A, 4.00%, 2/15/46	10,000	9,691

	Principal Amount $	Value $

Series A, 5.00%, 2/15/46	275,000	289,976
Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	240,872

(Cost $716,094)		636,391

Oklahoma — 0.3%
Oklahoma Turnpike Authority Highway Revenue Tolls, 5.50%, 1/1/53 (Cost $331,024)	300,000	327,505

Oregon — 0.7%
Port of Portland Or Airport Revenue, Private Airport & Marina Revenue, Series 28, AMT, 5.00%, 7/1/52	100,000	102,698
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	321,898
Series 28, AMT, 4.00%, 7/1/47	500,000	459,922

(Cost $917,898)		884,518

Pennsylvania — 5.9%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	653,338
Series A, AMT, 5.00%, 1/1/51	500,000	511,854
Series A, AMT, 4.00%, 1/1/56	500,000	440,402
Chester County Industrial Development Authority, Recreational Revenue, 4.00%, 12/1/51	245,000	225,715
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/43	25,000	25,931
Series A, 5.00%, 11/1/45	515,000	545,617
Series A, 5.00%, 10/1/48	35,000	36,173
Series A, 5.00%, 11/1/50	500,000	525,322
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series B, 5.00%, 12/1/43	115,000	118,915
Series A, 5.25%, 12/1/44	565,000	590,800
Series A, 5.00%, 12/1/48	480,000	494,347
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series A, 5.00%, 12/1/44	230,000	240,247
Series A, 4.00%, 12/1/46	20,000	18,988
Series B, 4.00%, 12/1/46	390,000	370,262
Series C, 5.00%, 12/1/46	45,000	47,724

See Notes to Financial Statements.

DBX ETF Trust  |   13

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

Series A, 5.00%, 12/1/47	55,000	58,217
Sub-Series A, 4.00%, 12/1/49	285,000	272,144
Series A, 5.00%, 12/1/49	15,000	15,589
Series A, 4.00%, 12/1/50	255,000	233,676
Series B, 5.00%, 12/1/50	1,705,000	1,789,349
Series A, 4.00%, 12/1/51	65,000	60,712
Series B, 4.00%, 12/1/51	300,000	274,172
Series B, 5.00%, 12/1/51	15,000	15,798

(Cost $8,381,462)		7,565,292

South Carolina — 0.9%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series B, 4.00%, 7/1/49	200,000	177,714
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	458,369
Series A, 4.00%, 12/1/52	600,000	534,659

(Cost $1,258,260)		1,170,742

Tennessee — 2.3%
City of Clarksville Tn Water Sewer & Gas Revenue, Water Revenue, Series A, 4.00%, 2/1/51	380,000	359,237
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 5/15/46	245,000	261,338
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.25%, 7/1/47	400,000	422,466
Series B, AMT, 5.00%, 7/1/49	125,000	127,782
Series B, AMT, 4.00%, 7/1/54	550,000	482,654
Series A, 5.00%, 7/1/54	805,000	831,758
Series B, AMT, 5.00%, 7/1/54	500,000	509,668

(Cost $3,268,524)		2,994,903

Texas — 7.0%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	103,783
Series B, 5.00%, 1/1/46	300,000	312,519
Series B, 4.00%, 1/1/51	50,000	46,307
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	131,037
Series B, 5.00%, 11/15/49	125,000	129,995

	Principal Amount $	Value $

City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	318,418
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	110,000	104,927
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	500,000	486,854
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	529,325
City of Houston TX Combined Utility System, Water Revenue,
Series C, 4.00%, 11/15/43	165,000	159,254
Series D, 5.00%, 11/15/43	30,000	31,231
Series C, 3.00%, 11/15/47	145,000	108,599
Series C, 4.00%, 11/15/49	55,000	50,878
City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue, 4.00%, 4/15/51	400,000	367,542
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 2/1/46	260,000	273,344
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	520,506
4.00%, 8/15/50	670,000	632,148
Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	110,000	77,392
Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	261,728
North Fort Bend Water Authority, Water Revenue, Series A, 4.00%, 12/15/58	200,000	177,356
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/38	65,000	68,862
Series A, 5.00%, 1/1/48	500,000	512,632
4.25%, 1/1/49	30,000	28,879
Series B, 3.00%, 1/1/51	250,000	177,684

See Notes to Financial Statements.

14  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

Port Authority of Houston of Harris County Texas, Private Airport & Marina Revenue, 5.00%, 10/1/53	650,000	688,513
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	325,000	344,477
Series A, 4.00%, 5/15/51	335,000	311,783
Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	320,000	307,528
4.00%, 4/15/51	525,000	484,975
Series A, 5.00%, 10/15/58	1,100,000	1,159,610
West Harris County Regional Water Authority, Water Revenue, 3.00%, 12/15/58	85,000	56,483

(Cost $10,025,678)		8,964,569

Utah — 1.6%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/48	750,000	754,399
Series A, AMT, 5.25%, 7/1/48	225,000	229,545
Intermountain Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	1,000,000	1,076,197

(Cost $2,116,904)		2,060,141

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 4.00%, 7/1/45	275,000	271,794
Series A, 5.00%, 7/1/50	40,000	41,827
Series A, 4.00%, 7/1/55	700,000	666,400
Series A, 5.00%, 7/1/60	500,000	520,412

(Cost $1,739,457)		1,500,433

AMT:	Alternative Minimum Tax

	Principal Amount $	Value $

Washington — 1.9%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 4.00%, 11/1/46	700,000	670,754
County of King WA Sewer Revenue, Sewer Revenue, Series A, 4.00%, 1/1/52	500,000	477,256
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	317,860
Port of Seattle WA, Private Airport & Marina Revenue,
AMT, 5.00%, 4/1/44	500,000	509,331
Series B, AMT, 5.00%, 8/1/47	500,000	515,482

(Cost $2,723,298)		2,490,683

West Virginia — 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47 (Cost $307,028)	250,000	262,550

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44 (Cost $263,635)	245,000	249,431

TOTAL MUNICIPAL BONDS

(Cost $136,580,952)		125,361,546

TOTAL INVESTMENTS — 98.2%

(Cost $136,580,952)		125,361,546
Other assets and liabilities, net — 1.8%		2,256,721

NET ASSETS — 100.0%		127,618,267

See Notes to Financial Statements.

DBX ETF Trust  |   15

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$125,361,546	$—	$125,361,546

TOTAL	$—	$125,361,546	$—	$125,361,546

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

16  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 96.1%
Australia — 6.6%
BHP Group Ltd.	12,538	371,142
Coles Group Ltd.	3,289	35,916
Fortescue Ltd.	4,171	68,627
Medibank Pvt Ltd.	7,029	17,390
Origin Energy Ltd.	4,267	28,917
Rio Tinto Ltd.	917	78,646
Santos Ltd.	8,052	40,859
Sonic Healthcare Ltd.	1,116	18,058
Telstra Group Ltd.	9,613	22,184
Woodside Energy Group Ltd.	4,701	86,601

(Cost $811,007)		768,340

Austria — 0.3%
OMV AG	353	17,720
Verbund AG	171	14,071

(Cost $32,734)		31,791

Belgium — 0.3%
Ageas SA/NV	390	19,348
Umicore SA	517	10,176

(Cost $29,766)		29,524

Brazil — 1.6%
Ambev SA	11,649	25,621
B3 SA — Brasil Bolsa Balcao	13,946	28,391
BB Seguridade Participacoes SA	1,601	9,839
Caixa Seguridade Participacoes S/A	1,501	4,247
CPFL Energia SA	475	3,082
Hypera SA	931	4,809
Lojas Renner SA	2,355	5,879
TIM SA	2,258	6,814
Vale SA	8,384	100,815

(Cost $223,524)		189,497

Canada — 4.3%
BCE, Inc.	183	6,259
Brookfield Asset Management Ltd., Class A	900	35,322
Canadian Tire Corp. Ltd., Class A	118	11,776
Great-West Lifeco, Inc.	687	20,603
IGM Financial, Inc.	179	4,781
Magna International, Inc.	675	30,533
Manulife Financial Corp.	4,455	115,693
Power Corp. of Canada	1,399	40,611
Quebecor, Inc., Class B	411	8,668
Sun Life Financial, Inc.	1,439	72,111
Suncor Energy, Inc.	3,187	129,991
TELUS Corp.	1,217	20,007

(Cost $419,147)		496,355

	Number of Shares	Value $

Chile — 0.0%
Enel Chile SA

(Cost $4,431)	69,910	4,003

China — 6.4%
Autohome, Inc., ADR	163	4,629
China Coal Energy Co. Ltd., Class H	5,027	6,329
China Communications Services Corp. Ltd., Class H	6,134	2,956
China Construction Bank Corp., Class A	1,500	1,453
China Construction Bank Corp., Class H	237,418	168,124
China Feihe Ltd., 144A	10,000	4,947
China Hongqiao Group Ltd.	7,043	11,613
China Merchants Bank Co. Ltd., Class A	3,200	15,093
China Merchants Bank Co. Ltd., Class H	9,495	42,236
China Pacific Insurance Group Co. Ltd., Class A	1,200	4,752
China Pacific Insurance Group Co. Ltd.(a), Class H	6,385	16,649
China Petroleum & Chemical Corp., Class A	5,000	4,437
China Petroleum & Chemical Corp., Class H	60,019	38,052
China Railway Group Ltd., Class H	11,350	6,093
China Shenhua Energy Co. Ltd., Class A	856	4,986
China Shenhua Energy Co. Ltd., Class H	8,538	41,417
China State Construction Engineering Corp. Ltd., Class A	4,800	3,718
China Tower Corp. Ltd., Class H, 144A	113,030	13,292
Citic Pacific Special Steel Group Co. Ltd., Class A	900	1,869
COSCO SHIPPING Holdings Co. Ltd., Class A	2,000	4,139
COSCO SHIPPING Holdings Co. Ltd., Class H	6,976	11,646
CRRC Corp. Ltd., Class H	10,902	6,522
CSPC Pharmaceutical Group Ltd.	20,563	17,426
Daqin Railway Co. Ltd., Class A	2,300	2,237
ENN Energy Holdings Ltd.	1,887	17,294
Focus Media Information Technology Co. Ltd., Class A	2,500	2,181
Guanghui Energy Co. Ltd., Class A	1,300	1,433
Haidilao International Holding Ltd., 144A	4,119	9,140

See Notes to Financial Statements.

DBX ETF Trust  |   17

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	100	318
Henan Shuanghui Investment & Development Co. Ltd., Class A	600	2,092
HLA Group Corp. Ltd., Class A	1,400	1,863
Huaibei Mining Holdings Co. Ltd., Class A	600	1,628
Hunan Valin Steel Co. Ltd., Class A	1,600	1,162
Industrial & Commercial Bank of China Ltd., Class A	9,500	7,098
Industrial & Commercial Bank of China Ltd., Class H	160,497	90,677
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,253	753
Jiangsu Expressway Co. Ltd., Class H	2,966	3,082
Jiangsu Yanghe Distillery Co. Ltd., Class A	200	2,568
Jiangxi Copper Co. Ltd., Class H	2,526	5,450
LB Group Co. Ltd., Class A	500	1,440
Lenovo Group Ltd.	19,902	28,543
Livzon Pharmaceutical Group, Inc., Class A	107	570
Longfor Group Holdings Ltd., 144A	5,148	8,094
Midea Group Co. Ltd., Class A	500	4,455
New China Life Insurance Co. Ltd., Class A	300	1,344
New China Life Insurance Co. Ltd., Class H	2,455	5,015
People’s Insurance Co. Group of China Ltd., Class H	21,190	7,367
PICC Property & Casualty Co. Ltd., Class H	16,751	21,754
Postal Savings Bank of China Co. Ltd., Class A	4,926	3,409
Postal Savings Bank of China Co. Ltd., Class H, 144A	18,784	10,589
Qifu Technology, Inc., ADR	279	5,390
Shaanxi Coal Industry Co. Ltd., Class A	1,300	4,656
Shanghai Baosight Software Co. Ltd., Class B	1,400	3,044
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,806	2,678
Shanxi Coking Coal Energy Group Co. Ltd., Class A	700	1,062
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	600	1,872
Sichuan Road & Bridge Group Co. Ltd., Class A	1,500	1,622
Sinopharm Group Co. Ltd., Class H	3,378	9,154
TBEA Co. Ltd., Class A	1,000	2,053

	Number of Shares	Value $

Tongwei Co. Ltd.(a), Class A	700	2,216
Western Mining Co. Ltd., Class A	700	1,790
Xinjiang Daqo New Energy Co. Ltd.(a), Class A	275	1,013
Xinyi Solar Holdings Ltd.	12,110	7,956
Yankuang Energy Group Co. Ltd., Class A	600	2,080
Yankuang Energy Group Co. Ltd., Class H	5,228	13,044
Youngor Fashion Co. Ltd., Class A	1,100	1,203
Yunnan Yuntianhua Co. Ltd., Class A	700	1,997
Zangge Mining Co. Ltd., Class A	300	1,077
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,800	1,989

(Cost $774,805)		739,830

Czech Republic — 0.1%
Komercni Banka AS	190	6,495
Moneta Money Bank AS, 144A	533	2,333

(Cost $7,533)		8,828

Denmark — 0.4%
A.P. Moller — Maersk A/S, Class A	7	12,266
A.P. Moller — Maersk A/S, Class B	12	21,771
Tryg A/S	813	16,708

(Cost $70,383)		50,745

Egypt — 0.0%
Eastern Co. SAE

(Cost $2,753)	2,931	1,711

Finland — 1.1%
Elisa OYJ	369	17,105
Kesko OYJ, Class B	641	11,635
Kone OYJ, Class B	837	42,516
Orion OYJ, Class B	279	11,352
UPM-Kymmene OYJ	1,319	50,331

(Cost $137,517)		132,939

France — 10.8%
Amundi SA(a), 144A	155	11,888
AXA SA	4,487	160,990
Bouygues SA	457	17,860
Cie Generale des Etablissements Michelin SCA	1,678	67,674
Danone SA	1,591	102,111
Kering SA	184	63,361
La Francaise des Jeux SAEM, 144A	274	9,804
Sanofi SA	2,813	274,109
TotalEnergies SE	5,313	386,500

See Notes to Financial Statements.

18  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Vinci SA	1,237	153,694

(Cost $1,120,989)		1,247,991

Germany — 5.3%
Allianz SE	969	282,237
Bayerische Motoren Werke AG	795	80,419
Deutsche Post AG	2,452	102,909
Mercedes-Benz Group AG	1,984	143,015

(Cost $526,030)		608,580

Greece — 0.2%
Hellenic Telecommunications Organization SA	484	7,062
JUMBO SA	311	8,913
Motor Oil Hellas Corinth Refineries SA	177	5,007
OPAP SA	450	7,157

(Cost $25,583)		28,139

Hong Kong — 2.2%
Beijing Enterprises Holdings Ltd.	1,330	4,675
Bosideng International Holdings Ltd.	8,989	5,193
China Gas Holdings Ltd.	7,380	6,971
China Resources Gas Group Ltd.	2,361	8,194
China Resources Land Ltd.	7,905	28,696
China State Construction International Holdings Ltd.	5,170	6,846
China Taiping Insurance Holdings Co. Ltd.	3,936	4,251
Chow Tai Fook Jewellery Group Ltd.	5,025	6,449
CK Asset Holdings Ltd.	4,724	18,628
CK Infrastructure Holdings Ltd.	1,651	9,518
CLP Holdings Ltd.	4,032	31,876
Henderson Land Development Co. Ltd.	3,403	10,570
HKT Trust & HKT Ltd.(b)	9,898	11,501
Power Assets Holdings Ltd.	3,333	18,447
Sino Land Co. Ltd.	9,824	10,423
SITC International Holdings Co. Ltd.	3,500	8,948
Sun Hung Kai Properties Ltd.	3,563	34,294
Swire Properties Ltd.	3,065	5,618
Want Want China Holdings Ltd.	12,284	7,395
WH Group Ltd., 144A	21,474	14,603

(Cost $302,084)		253,096

Hungary — 0.1%
Richter Gedeon Nyrt

(Cost $9,034)	360	9,118

India — 1.3%
Coal India Ltd.	3,739	22,003
HCL Technologies Ltd.	2,349	37,262

	Number of Shares	Value $

Oil & Natural Gas Corp. Ltd.	7,701	24,389
Petronet LNG Ltd.	1,953	6,957
Power Grid Corp. of India Ltd.	11,532	42,828
Vedanta Ltd.	2,745	14,798

(Cost $94,811)		148,237

Indonesia — 1.2%
Aneka Tambang Tbk	20,266	1,827
PT Adaro Energy Indonesia Tbk	36,118	6,157
PT Astra International Tbk	52,469	13,852
PT Bank Mandiri Persero Tbk	91,931	33,378
PT Bank Negara Indonesia Persero Tbk	36,354	9,844
PT Bank Rakyat Indonesia Persero Tbk	168,214	44,926
PT Indofood Sukses Makmur Tbk	11,419	4,128
PT Telkom Indonesia Persero Tbk	118,240	21,101
PT United Tractors Tbk	4,171	5,666

(Cost $139,249)		140,879

Ireland — 0.3%
Smurfit Kappa Group PLC

(Cost $24,660)	643	31,203

Israel — 0.8%
Bank Hapoalim BM	3,111	28,432
Bank Leumi Le-Israel BM	3,747	30,921
ICL Group Ltd.	1,751	8,147
Israel Discount Bank Ltd., Class A	3,192	16,293
Mizrahi Tefahot Bank Ltd.	396	14,359

(Cost $106,557)		98,152

Italy — 1.2%
Assicurazioni Generali SpA	2,529	64,793
FinecoBank Banca Fineco SpA	1,513	24,383
Snam SpA	4,991	23,564
Terna - Rete Elettrica Nazionale	3,475	29,131

(Cost $122,197)		141,871

Japan — 3.5%
AGC, Inc.	500	17,458
Daiwa House Industry Co. Ltd.	1,400	37,195
Isuzu Motors Ltd.	1,500	20,017
Japan Tobacco, Inc.	3,000	84,992
Mitsui Chemicals, Inc.	400	12,093
Mitsui OSK Lines Ltd.	800	26,391
Nomura Real Estate Holdings, Inc.	300	7,711
Obayashi Corp.	1,700	19,792
Sekisui House Ltd.	1,475	33,152
SoftBank Corp.	7,000	84,078
Sompo Holdings, Inc.	2,231	47,205

See Notes to Financial Statements.

DBX ETF Trust  |   19

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Yamaha Motor Co. Ltd.	2,100	20,479

(Cost $341,908)		410,563

Kazakhstan – 0.0%
Polymetal International PLC*(c)

(Cost $33,157)	1,987	0

Kuwait – 0.1%
Mobile Telecommunications Co. KSCP

(Cost $9,444)	4,965	7,247

Malaysia – 0.8%
Malayan Banking Bhd	13,511	28,503
MISC Bhd	3,500	6,202
Petronas Dagangan Bhd	800	3,365
Petronas Gas Bhd	1,600	6,207
Public Bank Bhd	35,800	31,183
RHB Bank Bhd	4,011	4,678
Sime Darby Bhd	7,500	4,430
Telekom Malaysia Bhd	2,800	3,694

(Cost $78,204)		88,262

Mexico – 0.3%
Arca Continental SAB de CV	1,245	12,634
Banco del Bajio SA, 144A	1,919	6,598
Grupo Aeroportuario del Centro
Norte SAB de CV	725	7,363
Kimberly-Clark de Mexico SAB de CV, Class A	3,800	7,931

(Cost $25,948)		34,526

Netherlands – 2.6%
ASR Nederland NV	382	18,413
Koninklijke Ahold Delhaize NV	2,330	72,190
Koninklijke KPN NV	9,728	36,371
NEPI Rockcastle NV	1,365	9,412
NN Group NV	678	31,495
Randstad NV	292	15,343
Stellantis NV	5,478	120,128

(Cost $259,080)		303,352

New Zealand – 0.1%
Spark New Zealand Ltd.

(Cost $14,432)	4,796	12,302

Norway – 0.6%
Aker BP ASA	761	19,486
Gjensidige Forsikring ASA	532	9,306
Mowi ASA	1,144	20,458
Orkla ASA	1,810	14,401

(Cost $76,147)		63,651

Philippines – 0.2%
International Container Terminal Services, Inc.	2,440	14,243

	Number of Shares	Value $

Manila Electric Co.	760	4,769
Metropolitan Bank & Trust Co.	4,810	5,100

(Cost $17,841)		24,112

Poland – 0.5%
Bank Polska Kasa Opieki SA	457	18,573
ORLEN SA	1,447	23,364
Powszechny Zaklad Ubezpieczen SA	1,437	18,250

(Cost $58,074)		60,187

Qatar – 0.5%
Dukhan Bank	5,044	4,908
Industries Qatar QSC	3,942	12,505
Mesaieed Petrochemical Holding Co.	15,076	7,122
Qatar Electricity & Water Co. QSC	791	3,243
Qatar Fuel QSC	1,620	5,984
Qatar Islamic Bank SAQ	4,251	20,082

(Cost $66,611)		53,844

Russia – 0.0%
Alrosa PJSC*(c)	14,479	0
GMK Norilskiy Nickel PAO*(c)	36,100	0
Inter RAO UES PJSC*(c)	188,952	0
LUKOIL PJSC*(c)	2,350	0
Mobile TeleSystems PJSC*(c), ADR	2,615	0
Novolipetsk Steel PJSC*(c)	8,593	0
PhosAgro PJSC*(c)	258	0
PhosAgro PJSC*(c), GDR	2	0
PhosAgro PJSC, GDR*(c)	4	0
Polyus PJSC*(c)	192	0
Severstal PAO*(c)	1,174	0
Tatneft PJSC*(c)	7,791	0

(Cost $520,076)		0

Saudi Arabia – 1.6%
Arab National Bank	2,166	11,377
Jarir Marketing Co.	1,500	5,087
Nahdi Medical Co.	95	3,318
Riyad Bank	3,839	24,974
SABIC Agri-Nutrients Co.	567	16,024
Saudi Arabian Oil Co., 144A	6,574	50,830
Saudi Awwal Bank	2,455	25,069
Saudi Telecom Co.	4,892	46,954

(Cost $206,389)		183,633

Singapore – 2.8%
DBS Group Holdings Ltd.	4,870	129,667
Genting Singapore Ltd.	14,800	9,964
Oversea-Chinese Banking Corp. Ltd.	8,508	91,330

See Notes to Financial Statements.

20  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Singapore Exchange Ltd.	2,041	14,435
Singapore Technologies Engineering Ltd.	4,000	12,370
United Overseas Bank Ltd.	3,100	70,614

(Cost $268,356)		328,380

South Africa – 1.1%
Exxaro Resources Ltd.	615	5,927
FirstRand Ltd.	12,416	42,865
Kumba Iron Ore Ltd.	162	4,218
Nedbank Group Ltd.	1,179	14,308
Sanlam Ltd.	4,275	16,085
Standard Bank Group Ltd.	3,300	31,406
Woolworths Holdings Ltd.	2,377	6,874

(Cost $133,450)		121,683

South Korea – 1.2%
DB Insurance Co. Ltd.	116	8,671
Kia Corp.	645	54,831
KT Corp.	74	1,956
KT&G Corp.	251	15,137
LG Corp.	231	13,564
LG Uplus Corp.	580	4,043
Samsung Fire & Marine Insurance Co. Ltd.	79	19,885
Samsung Life Insurance Co. Ltd.	189	11,508
SK Telecom Co. Ltd.	127	4,678

(Cost $109,607)		134,273

Spain – 0.6%
Redeia Corp. SA	969	17,399
Repsol SA	3,020	49,244

(Cost $68,785)		66,643

Sweden – 1.6%
Boliden AB	669	23,332
Skanska AB, Class B	801	14,109
SKF AB, Class B	825	17,987
Tele2 AB, Class B	1,413	13,784
Volvo AB, Class A	500	13,540
Volvo AB, Class B	3,919	105,081

(Cost $153,614)		187,833

Switzerland – 15.1%
Adecco Group AG	400	15,137
Baloise Holding AG	111	19,182
Glencore PLC	25,656	157,038
Helvetia Holding AG	87	11,678
Holcim AG	1,288	112,474
Kuehne + Nagel International AG	120	33,986
Novartis AG	4,873	503,262
Partners Group Holding AG	56	74,861
Roche Holding AG	1,737	444,768

	Number of Shares	Value $

Roche Holding AG	79	22,137
SGS SA	370	34,451
Swiss Re AG	747	94,974
Swisscom AG	64	35,343
Zurich Insurance Group AG	362	190,079

(Cost $1,470,452)		1,749,370

Taiwan – 5.1%
Acer, Inc.	7,095	11,586
ASE Technology Holding Co. Ltd.	7,900	38,288
Chunghwa Telecom Co. Ltd.	9,000	35,562
Compal Electronics, Inc.	10,834	12,391
Hon Hai Precision Industry Co. Ltd.	30,821	163,648
Lite-On Technology Corp.	5,062	16,798
MediaTek, Inc.	3,755	143,157
Micro-Star International Co. Ltd.	2,016	11,918
Nien Made Enterprise Co. Ltd.	541	5,862
Novatek Microelectronics Corp.	1,424	26,067
Realtek Semiconductor Corp.	1,197	20,065
Shanghai Commercial & Savings Bank Ltd.	9,786	13,911
Synnex Technology International Corp.	2,543	6,626
Unimicron Technology Corp.	3,559	20,051
United Microelectronics Corp.	27,093	46,000
Vanguard International Semiconductor Corp.	2,532	8,402
WPG Holdings Ltd.	3,911	10,407

(Cost $425,833)		590,739

Thailand – 0.5%
Advanced Info Service PCL, NVDR	3,000	16,553
Home Product Center PCL, NVDR	17,300	4,373
Intouch Holdings PCL, NVDR	2,000	3,656
Kasikornbank PCL, NVDR	1,600	5,697
PTT Exploration & Production PCL	600	2,512
PTT Exploration & Production PCL, NVDR	3,000	12,558
SCB X PCL, NVDR	2,300	6,627
TMBThanachart Bank PCL, NVDR	65,000	2,986

(Cost $54,444)		54,962

Turkey – 0.3%
Akbank TAS	7,571	15,608
Ford Otomotiv Sanayi AS	180	6,108
Tofas Turk Otomobil Fabrikasi AS	328	3,144
Yapi ve Kredi Bankasi AS	7,973	8,001

(Cost $18,104)		32,861

See Notes to Financial Statements.

DBX ETF Trust  |   21

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

United Arab Emirates – 1.0%
Abu Dhabi Islamic Bank PJSC	3,824	11,681
Abu Dhabi National Oil Co. for Distribution PJSC	6,587	5,810
Dubai Islamic Bank PJSC	6,977	10,485
Emaar Properties PJSC	16,284	33,960
Emirates NBD Bank PJSC	4,918	20,821
Emirates Telecommunications Group Co. PJSC	8,538	37,424

(Cost $103,187)		120,181

United Kingdom – 11.3%
Admiral Group PLC	626	21,631
Anglo American PLC	3,142	100,550
Barratt Developments PLC	2,262	14,492
British American Tobacco PLC	4,959	152,478
Hargreaves Lansdown PLC	923	12,404
Imperial Brands PLC	2,023	49,994
Kingfisher PLC	4,520	15,199
Mondi PLC	1,085	21,564
National Grid PLC	9,104	102,281
Reckitt Benckiser Group PLC	1,745	98,912
Rio Tinto PLC	2,788	194,381
Schroders PLC	2,153	10,740
SSE PLC	2,719	60,755
Taylor Wimpey PLC	8,657	16,219
Tesco PLC	17,378	68,811
Unilever PLC	6,190	337,233
WPP PLC	2,652	27,579

(Cost $1,367,221)		1,305,223

United States – 0.2%
Southern Copper Corp.

(Cost $11,935)	206	24,438

TOTAL COMMON STOCKS

(Cost $10,877,093)		11,119,094

PREFERRED STOCKS – 0.7%

Brazil – 0.2%
Cia Energetica de Minas Gerais	4,622	8,749
Companhia Paranaense de Energia, Class B	2,809	4,853
Gerdau SA	3,689	12,710

(Cost $25,346)		26,312

Chile – 0.2%
Sociedad Quimica y Minera de Chile SA, Class B

(Cost $16,432)	351	16,429

Germany – 0.3%
Bayerische Motoren Werke AG	137	13,148

	Number of Shares	Value $

Porsche Automobil Holding SE	377	20,676

(Cost $34,182)		33,824

TOTAL PREFERRED STOCKS

(Cost $75,960)		76,565

RIGHTS – 0.0%

United Kingdom – 0.0%
National Grid PLC*, expires 6/24/24

(Cost $0)	2,828	7,059

EXCHANGE-TRADED FUNDS – 1.6%
WisdomTree Emerging Markets High Dividend Fund	850	37,000
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(d)	6,000	154,080

(Cost $182,781)		191,080

TOTAL INVESTMENTS – 98.4%

(Cost $11,135,834)		11,393,798
Other assets and liabilities, net – 1.6%		180,884

NET ASSETS – 100.0%		11,574,682

See Notes to Financial Statements.

22  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
EXCHANGE-TRADED FUNDS — 1.3%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (d)
50,737	269,316	(175,484)	3,246	6,265	2,798	—	6,000	154,080
SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.24% (e)(f)
595,473	—	(595,473) (g)	—	—	717	—	—	—
CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.26% (e)

1,070	745,245	(746,315)	—	—	815	—	—	—

647,280	1,014,561	(1,517,272)	3,246	6,265	4,330	—	6,000	154,080

*	Non-income producing security.
(a)	Company declared its annual dividend during the 12-month period ended May, 31 2024, the scheduled payment date was subsequent to May, 31 2024.
(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
EURO STOXX 50 Futures	EUR	1	53,144	54,106	6/21/2024	962

Micro EURO STOXX 50 Futures	EUR	6	32,577	32,464	6/21/2024	(113)

MINI TOPIX Index Futures	JPY	3	51,781	52,919	6/13/2024	1,138

MSCI Emerging Markets Index Future	USD	1	52,694	52,825	6/21/2024	131

Total net unrealized appreciation						2,118

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |   23

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

Currency Abbreviations

EUR	Euro

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$11,119,094	$—	$0	$11,119,094

Preferred Stocks (a)	76,565	—	—	76,565

Rights	7,059	—	—	7,059

Exchange-Traded Funds	191,080	—	—	191,080

Derivatives (b)

Futures Contracts	2,231	—	—	2,231

TOTAL	$11,396,029	$—	$0	$11,396,029

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(113)	$—	$—	$(113)

TOTAL	$(113)	$—	$—	$(113)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

24  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 97.3%
Australia — 9.9%
BHP Group Ltd.	2,527,147	74,807,044
Coles Group Ltd.	719,738	7,859,628
Fortescue Ltd.	909,977	14,972,162
Medibank Pvt Ltd.	1,479,848	3,661,124
Pilbara Minerals Ltd.	1,536,434	3,872,643
Rio Tinto Ltd.	199,475	17,107,947
Santos Ltd.	1,745,219	8,855,822
Telstra Group Ltd.	2,173,056	5,014,813
Woodside Energy Group Ltd.	1,020,310	18,796,038

(Cost $152,085,990)		154,947,221

Austria — 0.4%
OMV AG	79,138	3,972,583
Verbund AG	36,589	3,010,855

(Cost $6,923,761)		6,983,438

Belgium — 0.4%
Ageas SA/NV	85,857	4,259,534
Umicore SA	112,541	2,215,025

(Cost $6,145,956)		6,474,559

Denmark — 0.7%
A.P. Moller — Maersk A/S, Class A	1,630	2,856,361
A.P. Moller — Maersk A/S, Class B	2,406	4,365,027
Tryg A/S	187,624	3,855,867

(Cost $13,427,268)		11,077,255

Finland — 1.8%
Elisa OYJ	76,431	3,542,970
Kesko OYJ, Class B	146,769	2,664,040
Kone OYJ, Class B	182,642	9,277,347
Orion OYJ, Class B	57,983	2,359,231
UPM-Kymmene OYJ	286,807	10,944,230

(Cost $27,240,025)		28,787,818

France — 16.1%
Amundi SA(a)(b), 144A	32,991	2,530,334
AXA SA	975,925	35,015,314
Bouygues SA	101,812	3,978,978
Cie Generale des Etablissements Michelin SCA(a)	364,981	14,719,708
Danone SA	345,997	22,206,334
La Francaise des Jeux SAEM, 144A	56,448	2,019,788
Sanofi SA	611,685	59,604,739
TotalEnergies SE	1,076,282	78,295,321
Vinci SA	269,290	33,458,475

(Cost $217,961,984)		251,828,991

Germany — 6.5%
Allianz SE	210,494	61,309,886

	Number of Shares	Value $
Bayerische Motoren Werke AG	171,356	17,333,734
Deutsche Post AG	532,652	22,355,044

(Cost $81,748,527)		100,998,664

Hong Kong — 2.4%
CK Asset Holdings Ltd.	1,042,169	4,109,610
CK Infrastructure Holdings Ltd.	338,481	1,951,273
CLP Holdings Ltd.	882,444	6,976,444
Henderson Land Development Co. Ltd.	780,464	2,424,188
HKT Trust & HKT Ltd.(c)	2,036,505	2,366,228
Power Assets Holdings Ltd.	744,355	4,119,792
Sino Land Co. Ltd.	2,091,595	2,219,029
SITC International Holdings Co. Ltd.	720,908	1,842,965
Sun Hung Kai Properties Ltd.	778,577	7,493,829
Swire Properties Ltd.	628,693	1,152,378
WH Group Ltd., 144A	4,481,383	3,047,410

(Cost $42,001,126)		37,703,146

Ireland — 0.4%
Smurfit Kappa Group PLC

(Cost $5,160,934)	140,301	6,808,296

Israel — 1.0%
Bank Hapoalim BM	682,666	6,238,917
Bank Leumi Le-Israel BM	818,316	6,752,762
Mizrahi Tefahot Bank Ltd.	83,241	3,018,362

(Cost $16,137,509)		16,010,041

Italy — 2.0%
Assicurazioni Generali SpA	548,082	14,041,958
FinecoBank Banca Fineco SpA	328,320	5,291,121
Snam SpA	1,083,600	5,115,976
Terna - Rete Elettrica Nazionale	756,054	6,338,007

(Cost $25,603,506)		30,787,062

Japan — 5.6%
AGC, Inc.	105,200	3,673,247
Daiwa House Industry Co. Ltd.	301,171	8,001,457
Isuzu Motors Ltd.	313,300	4,180,789
Japan Tobacco, Inc.	644,800	18,267,521
Mitsui Chemicals, Inc.	91,700	2,772,387
Mitsui OSK Lines Ltd.	185,000	6,102,899
Obayashi Corp.	348,900	4,061,933
Sekisui House Ltd.	320,624	7,206,363
SoftBank Corp.	1,533,500	18,419,175
Sompo Holdings, Inc.	479,000	10,135,066
Yamaha Motor Co. Ltd.	479,900	4,680,052

(Cost $70,762,781)		87,500,889

Netherlands — 4.1%
ASR Nederland NV	85,168	4,105,155
Koninklijke Ahold Delhaize NV	507,321	15,718,349

See Notes to Financial Statements.

DBX ETF Trust  |   25

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $
Koninklijke KPN NV	2,121,142	7,930,544
NN Group NV	145,490	6,758,425
Randstad NV	58,314	3,063,997
Stellantis NV	1,190,589	26,108,586

(Cost $52,401,119)		63,685,056

New Zealand — 0.2%
Spark New Zealand Ltd.

(Cost $2,866,913)	974,811	2,500,507

Norway — 0.6%
Aker BP ASA	169,812	4,348,163
Gjensidige Forsikring ASA	107,473	1,879,988
Orkla ASA	376,689	2,996,926

(Cost $10,381,684)		9,225,077

Singapore — 4.7%
DBS Group Holdings Ltd.	1,070,630	28,506,306
Genting Singapore Ltd.	3,249,300	2,187,514
Oversea-Chinese Banking Corp. Ltd.	1,819,607	19,532,809
Singapore Exchange Ltd.	460,650	3,257,982
Singapore Technologies Engineering Ltd.	839,000	2,594,526
United Overseas Bank Ltd.	679,500	15,478,142
Wilmar International Ltd.	1,032,300	2,359,848

(Cost $62,235,406)		73,917,127

Spain — 1.2%
Endesa SA	170,680	3,390,813
Redeia Corp. SA	218,060	3,915,450
Repsol SA	654,172	10,666,747

(Cost $18,183,759)		17,973,010

Sweden — 2.2%
Boliden AB	146,976	5,125,965
Tele2 AB(a), Class B	288,317	2,812,661
Volvo AB, Class A	107,611	2,914,047
Volvo AB, Class B	853,565	22,886,826

(Cost $26,809,885)		33,739,499

Switzerland — 20.7%
Adecco Group AG	90,505	3,424,974
Baloise Holding AG	24,611	4,253,012
Glencore PLC	5,572,740	34,110,259
Helvetia Holding AG	19,945	2,677,315
Holcim AG	280,076	24,457,560
Kuehne + Nagel International AG	25,955	7,350,776
Novartis AG	751,520	77,613,610
Partners Group Holding AG	12,195	16,302,356
Roche Holding AG	301,024	77,078,694
SGS SA	80,550	7,500,083
Swiss Re AG	162,080	20,606,968
Swisscom AG	13,918	7,686,025

	Number of Shares	Value $
Zurich Insurance Group AG	78,645	41,294,836

(Cost $275,856,884)		324,356,468

United Kingdom — 16.4%
Admiral Group PLC	139,907	4,834,441
Barratt Developments PLC	523,680	3,355,085
British American Tobacco PLC	1,079,008	33,177,124
Hargreaves Lansdown PLC	199,059	2,675,081
Imperial Brands PLC	441,058	10,899,791
Kingfisher PLC	1,006,126	3,383,122
National Grid PLC	1,968,018	22,110,141
Reckitt Benckiser Group PLC	379,662	21,520,345
Rio Tinto PLC	605,740	42,232,485
Schroders PLC	433,444	2,162,193
SSE PLC	587,570	13,129,061
Taylor Wimpey PLC	1,901,634	3,562,740
Tesco PLC	3,782,430	14,977,117
Unilever PLC	1,346,253	73,344,222
WPP PLC	579,565	6,027,189

(Cost $244,438,959)		257,390,137

TOTAL COMMON STOCKS

(Cost $1,358,373,976)		1,522,694,261

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	31,662	3,038,510
Porsche Automobil Holding SE	82,283	4,512,774

(Cost $7,523,393)		7,551,284

RIGHTS — 0.1%
United Kingdom — 0.1%
National Grid PLC*, expires 6/24/24
(Cost $0)	613,803	1,532,120

SECURITIES LENDING
COLLATERAL — 1.9%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares”(d)(e), 5.24%
(Cost $29,576,000)	29,576,000	29,576,000

See Notes to Financial Statements.

26  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”(d), 5.26% (Cost $20,936,447)	20,936,447	20,936,447

TOTAL INVESTMENTS — 101.1%

(Cost $1,416,409,816)		1,582,290,112

Other assets and liabilities, net — (1.1%)		(16,486,108)

NET ASSETS — 100.0%		1,565,804,004

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

SECURITIES LENDING COLLATERAL — 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (d)(e)
92,172,040	—	(62,596,040	) (f)	—	—	292,620	—	29,576,000	29,576,000

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.26% (d)

1,988,411	154,878,143	(135,930,107)		—	—	94,639	—	20,936,447	20,936,447

94,160,451	154,878,143	(198,526,147)		—	—	387,259	—	50,512,447	50,512,447

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $27,601,015, which is 1.8% of net assets.

(b)	Company declared its annual dividend during the 12-month period ended May, 31 2024, the scheduled payment date was subsequent to May, 31 2024.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

FTSE 100 Index Futures	GBP	78	8,048,746	8,228,799	6/21/2024	180,053

MSCI EAFE Futures	USD	222	25,953,735	26,309,220	6/21/2024	355,485

Total unrealized appreciation						535,538

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |   27

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2024

Currency Abbreviations

GBP	Pound Sterling

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,522,694,261	$—	$—	$1,522,694,261

Preferred Stocks	7,551,284	—	—	7,551,284

Rights	1,532,120	—	—	1,532,120

Short-Term Investments (a)	50,512,447	—	—	50,512,447

Derivatives (b)

Futures Contracts	535,538	—	—	535,538

TOTAL	$1,582,825,650	$—	$—	$1,582,825,650

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

28  |   DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2024

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Assets

Investment in non-affiliated securities at value	$21,540,600	$125,361,546	$11,239,718	$1,531,777,665

Investment in affiliated securities at value	—	—	154,080	—

Investment in DWS Government Money Market Series	419,583	—	—	20,936,447

Investment in DWS Government & Agency Securities Portfolio*	—	—	—	29,576,000

Cash	—	627,148	—	—

Foreign currency at value	—	—	108,191	2,938,883

Deposit with broker for futures contracts	—	—	10,191	1,349,558

Receivables:

Investment securities sold	—	—	1,523,599	280,418,509

Capital shares	—	1,978	—	—

Variation margin on futures contracts	—	—	129	188,084

Dividends	—	—	28,534	4,565,869

Interest	243,951	1,643,589	20	13,847

Affiliated securities lending income	—	—	50	57,585

Foreign tax reclaim	—	—	53,529	5,167,777

Total assets	$22,204,134	$127,634,261	$13,118,041	$1,876,990,224

Liabilities

Due to custodian	$—	$—	$1,091	$—

Payable upon return of securities loaned	—	—	—	29,576,000

Payables:

Investment securities purchased	—	—	1,532,086	204,862,010

Capital shares	—	—	—	76,630,211

Investment advisory fees	1,284	15,994	1,929	117,999

Deferred foreign tax	—	—	8,253	—

Total liabilities	1,284	15,994	1,543,359	311,186,220

Net Assets, at value	$22,202,850	$127,618,267	$11,574,682	$1,565,804,004

Net Assets Consist of

Paid-in capital	$22,674,560	$143,745,579	$15,775,096	$1,513,883,341

Distributable earnings (loss)	(471,710)	(16,127,312)	(4,200,414)	51,920,663

Net Assets, at value	$22,202,850	$127,618,267	$11,574,682	$1,565,804,004

Number of Common Shares outstanding	900,001	5,100,001	450,001	61,300,001

Net Asset Value	$24.67	$25.02	$25.72	$25.54

Investment in non-affiliated securities at cost	$22,085,750	$136,580,952	$10,988,548	$1,365,897,369

Investment in affiliated securities at cost	$–	$–	$147,286	$–

Value of securities loaned	$—	$—	$—	$27,601,015

Investment in DWS Government Money Market Series at cost	$419,583	$—	$—	$20,936,447

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$—	$29,576,000

Foreign currency at cost	$—	$—	$108,794	$2,885,611

* Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |   29

Statements of Operations

For the Year Ended May 31, 2024

	Xtrackers California Municipal Bond ETF(1)	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Investment Income

Unaffiliated interest income	$277,723	$3,592,428	$—	$—

Unaffiliated dividend income*	—	—	522,047	65,515,501

Income distributions from affiliated funds	8,952	—	3,613	94,639

Affiliated securities lending income	—	—	717	292,620

Total investment income	286,675	3,592,428	526,377	65,902,760

Expenses

Investment advisory fees	13,877	174,135	21,418	2,776,379

Other expenses	—	58	58	1,150

Total expenses	13,877	174,193	21,476	2,777,529
Less fees waived (see note 3):

Waiver	(6,247)	—	(103)	(1,047,626)

Net expenses	7,630	174,193	21,373	1,729,903

Net investment income (loss)	279,045	3,418,235	505,004	64,172,857

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments**	(612)	(950,491)	146,389	(14,871,727)

Investments in affiliates	—	—	3,246	—

In-kind redemptions	—	—	—	35,196,777

Futures contracts	—	—	16,902	418,931

Foreign currency transactions	—	—	(6,438)	(295,199)
Net realized gain (loss)	(612)	(950,491)	160,099	20,448,782
Net change in unrealized appreciation (depreciation) on:

Investments***	(545,150)	922,519	1,285,015	166,256,772

Investments in affiliates	—	—	6,265	—

Futures contracts	—	—	(3,360)	1,087,270

Foreign currency translations	—	—	1,645	420,770

Net change in unrealized appreciation (depreciation)	(545,150)	922,519	1,289,565	167,764,812

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(545,762)	(27,972)	1,449,664	188,213,594

Net Increase (Decrease) in Net Assets Resulting from Operations	$(266,717)	$3,390,263	$1,954,668	$252,386,451

* Unaffiliated foreign tax withheld	$—	$—	$63,287	$6,309,772

** Including foreign taxes	$—	$—	$6,242	$—

*** Net of change in deferred foreign taxes	$—	$—	$(3,894)	$—

(1)	For the period December 14, 2023 (commencement of operations) through May 31, 2024.

See Notes to Financial Statements.

30  |   DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF

	For the Period December 14, 2023(1) to May 31, 2024	Year Ended May 31, 2024	Year Ended May 31, 2023

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$279,045	$3,418,235	$3,544,209
Net realized gain (loss)	(612)	(950,491)	(6,754,022)
Net change in net unrealized appreciation (depreciation)	(545,150)	922,519	665,530
Net increase (decrease) in net assets resulting from operations	(266,717)	3,390,263	(2,544,283)

Distributions to Shareholders	(204,993)	(3,363,269)	(3,631,610)

Fund Shares Transactions

Proceeds from shares sold	22,674,535	15,280,869	8,803,399
Value of shares redeemed	—	—	(52,057,833)
Net increase (decrease) in net assets resulting from fund share transactions	22,674,535	15,280,869	(43,254,434)
Total net increase (decrease) in Net Assets	22,202,825	15,307,863	(49,430,327)

Net Assets
Beginning of period	25	112,310,404	161,740,731
End of period	$22,202,850	$127,618,267	$112,310,404

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	4,500,001	6,250,001
Shares sold	900,000	600,000	350,000
Shares redeemed	—	—	(2,100,000)
Shares outstanding, end of period	900,001	5,100,001	4,500,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |   31

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF

	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$505,004	$524,523	$64,172,857	$57,160,160
Net realized gain (loss)	160,099	(329,402)	20,448,782	(9,842,940)
Net change in net unrealized appreciation (depreciation)	1,289,565	(535,997)	167,764,812	(18,885,528)
Net increase (decrease) in net assets resulting from operations	1,954,668	(340,876)	252,386,451	28,431,692

Distributions to Shareholders	(572,208)	(648,129)	(69,088,520)	(44,880,584)

Fund Shares Transactions
Proceeds from shares sold	—	—	257,617,875	529,031,423
Value of shares redeemed	—	(1,083,943)	(123,648,832)	(219,450,948)
Net increase (decrease) in net assets resulting from fund share transactions	—	(1,083,943)	133,969,043	309,580,475
Total net increase (decrease) in Net Assets	1,382,460	(2,072,948)	317,266,974	293,131,583

Net Assets
Beginning of year	10,192,222	12,265,170	1,248,537,030	955,405,447
End of year	$11,574,682	$10,192,222	$1,565,804,004	$1,248,537,030

Changes in Shares Outstanding

Shares outstanding, beginning of year	450,001	500,001	55,600,001	40,700,001

Shares sold	—	—	10,700,000	24,950,000

Shares redeemed	—	(50,000)	(5,000,000)	(10,050,000)

Shares outstanding, end of year	450,001	450,001	61,300,001	55,600,001

See Notes to Financial Statements.

32  |   DBX ETF Trust

Financial Highlights

Xtrackers California Municipal Bond ETF

	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.35

Net realized and unrealized gain (loss)	(0.45)

Total from investment operations	(0.10)
Less distributions from:

Net investment income	(0.23)

Total from distributions	(0.23)

Net Asset Value, end of period	$24.67

Total Return (%)(c)	(0.40	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	22
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.08	*
Ratio of net investment income (loss) (%)	3.02	*
Portfolio turnover rate (%)(d)	2	**

(a)	For the period December 14, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |   33

Financial Highlights (Continued)

Xtrackers Municipal Infrastructure Revenue Bond ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$24.96	$25.88	$29.35	$27.75	$27.70
Income (loss) from investment operations:

Net investment income (loss)(a)	0.73	0.69	0.63	0.70	0.76

Net realized and unrealized gain (loss)	0.05 (b)	(0.91)	(3.48)	1.63	(0.00	)(c)

Total from investment operations	0.78	(0.22)	(2.85)	2.33	0.76
Less distributions from:

Net investment income	(0.72)	(0.70)	(0.62)	(0.73)	(0.71)

Total from distributions	(0.72)	(0.70)	(0.62)	(0.73)	(0.71)

Net Asset Value, end of year	$25.02	$24.96	$25.88	$29.35	$27.75

Total Return (%)	3.25	(0.79)	(9.87)	8.50	2.77

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($millions)	128	112	162	138	97
Ratio of expenses (%)	0.15	0.15	0.15	0.15	0.15
Ratio of net investment income (loss) (%)	2.94	2.79	2.24	2.42	2.72
Portfolio turnover rate (%)(d)	9	12	27	10	12

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Less than 0.005.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

34  |   DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$22.65	$24.53	$26.62	$20.87	$23.69
Income (loss) from investment operations:

Net investment income (loss)(a)	1.12	1.14	1.22	1.16	0.94

Net realized and unrealized gain (loss)	3.22	(1.66)	(2.13)	5.75	(2.78)

Total from investment operations	4.34	(0.52)	(0.91)	6.91	(1.84)
Less distributions from:

Net investment income	(1.27)	(1.36)	(1.18)	(1.16)	(0.98)

Total from distributions	(1.27)	(1.36)	(1.18)	(1.16)	(0.98)

Net Asset Value, end of year	$25.72	$22.65	$24.53	$26.62	$20.87
Total Return (%)(b)	19.88	(1.68)	(3.46)	34.16	(8.19)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	12	10	12	23	20

Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	4.72	5.18	4.80	4.92	3.94

Portfolio turnover rate (%)(c)	27	29	38	57	40

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |   35

Financial Highlights (Continued)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$22.46	$23.47	$25.00	$19.89	$22.00
Income (loss) from investment operations:

Net investment income (loss)(a)	1.09	1.15	1.17	1.21	0.85

Net realized and unrealized gain (loss)	3.20	(1.14)	(1.60)	4.94	(2.00)

Total from investment operations	4.29	0.01	(0.43)	6.15	(1.15)
Less distributions from:

Net investment income	(1.21)	(1.02)	(1.10)	(1.04)	(0.96)

Total from distributions	(1.21)	(1.02)	(1.10)	(1.04)	(0.96)

Net Asset Value, end of year	$25.54	$22.46	$23.47	$25.00	$19.89
Total Return (%)(b)	19.79	0.46	(1.72)	31.74	(5.58)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	1,566	1,249	955	739	409

Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.12	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	4.62	5.32	4.92	5.38	3.86

Portfolio turnover rate (%)(c)	26	29	30	57	57

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

36  |   DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2024, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers California Municipal Bond ETF

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA

(“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers California Municipal Bond ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers California Municipal Bond ETF	ICE AMT-Free Broad Liquid California Municipal Index

Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

The ICE AMT-Free Broad Liquid California Municipal Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. The ICE AMT-Free Broad Liquid California Municipal Index is rebalanced monthly on the last business day of each month.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average

DBX ETF Trust  |   37

dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers California Municipal Bond ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks. Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are diversified series of the Trust. In addition, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF may change their diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation. The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

38  |   DBX ETF Trust

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers California Municipal Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent

DBX ETF Trust  |   39

these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests..

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2024, the Funds did not incur any interest or penalties.

As of May 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Unditributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers California Municipal Bond ETF	$74,187	$(612)	$(545,285)	$(471,710)

Xtrackers Municipal Infrastructure Revenue Bond ETF	322,946	(5,230,852)	(11,219,406)	(16,127,312)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	239,627	(4,495,521)	55,480	(4,200,414)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	31,760,036	(110,542,436)	130,703,063	51,920,663

The tax character of dividends and distributions declared for the years ended May 31, 2024 and May 31, 2023 were as follows:

	Year Ended May 31, 2024

	Ordinary Income*	Tax-Exempt

Xtrackers California Municipal Bond ETF	$8,714	$196,279

Xtrackers Municipal Infrastructure Revenue Bond ETF	—	3,363,269

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	572,208	—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	69,088,520	—

	Period Ended May 31, 2023

	Ordinary Income*	Tax-Exempt

Xtrackers Municipal Infrastructure Revenue Bond ETF	903	3,630,707

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	648,129	—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	44,880,584	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers California Municipal Bond ETF	$612	$—	$612

Xtrackers Municipal Infrastructure Revenue Bond ETF	2,273,188	2,957,664	5,230,852

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	992,898	3,502,623	4,495,521

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	24,676,116	85,866,320	110,542,436

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2024, the Funds had no post-October capital losses.

40  |   DBX ETF Trust

For the fiscal year ended May 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind .

	Distributable earnings (loss)	Paid-In Capital

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$(32,371,818)	$32,371,818

As of May 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers California Municipal Bond ETF	$22,505,333	$(545,285)	$752	$(546,037)

Xtrackers Municipal Infrastructure Revenue Bond ETF	136,580,952	(11,219,406)	124,742	(11,344,148)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	11,330,105	64,831	1,255,708	(1,190,877)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,451,561,486	130,728,626	166,288,076	(35,559,450)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Funds, except the Xtrackers California Municipal Bond ETF and the Xtrackers Municipal

Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE High Dividend Yield Equity ETF. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. Effective September 27, 2023, Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment

DBX ETF Trust  |   41

Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Common Stocks	$29,576,000	$—	$—	$—	$29,576,000

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$29,576,000

As of May 31, 2024, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2024, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of

Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2024 is included in a table following the Funds’ Schedule of Investments.

42  |   DBX ETF Trust

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,231	Unrealized depreciation on futures contracts*	$113

	Total	$2,231	Total	$113

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$535,538	Unrealized depreciation on futures contracts*	$—

	Total	$535,538	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$16,902

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	418,931

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$(3,360)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,087,270

For the year ended May 31, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$124,318

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	13,571,223

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

DBX ETF Trust  |   43

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers California Municipal Bond ETF	0.15%

Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

Effective January 1, 2024 the Advisor for the Xtrackers California Municipal Bond ETF has contractually agreed through

September 30, 2025 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.07% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended May 31, 2024, the Advisor waived $6,012 of expenses to the Fund.

Effective October 1, 2023 the Advisor for the Xtrackers MSCI EAFE High Dividend Yield Equity ETF has contractually agreed through September 30, 2024 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.09% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended May 31, 2024, the Advisor waived $1,045,366 of expenses to the Fund.

The Advisor for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended May 31, 2024, the Advisor waived $83 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers California Municipal Bond ETF	$235

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	20

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	2,260

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses distribution fees or expenses (if any), litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended May 31, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$14

44 |   DBX ETF Trust

4. Investment Portfolio Transactions

For the year ended May 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers California Municipal Bond ETF	$21,488,583	$333,720

Xtrackers Municipal Infrastructure Revenue Bond ETF	23,010,957	10,359,406

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	2,874,051	2,978,614

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	432,078,568	357,602,640

For the year ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
	Purchases	Sales

Xtrackers Municipal Infrastructure Revenue Bond ETF	$3,730,498	$—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	170,842,891	122,753,814

5. Fund Share Transactions

As of May 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2024, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held

Xtrackers California Municipal Bond ETF	97%

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be

DBX ETF Trust  |   45

expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus.10%. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2024.

10.Fund Liquidation

The Board of Trustees of DBX ETF Trust voted to close and liquidate Xtrackers MSCI All World ex US High Dividend Yield Equity ETF on or about August 1, 2024. The Fund’s final day of trading on NYSE ARCA, Inc. was July 22, 2024. Proceeds of the liquidation are scheduled to be sent to shareholders on or about August 1, 2024.

46  |   DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers California Municipal Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers California Municipal Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers Municipal Infrastructure Revenue Bond ETF	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the five years in the period ended May 31, 2024

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers California Municipal Bond ETF	For period from December 14, 2023 (commencement of operations) through May 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public

Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodians, brokers and others; when replies were

DBX ETF Trust  |   47

Report of Independent Registered Public Accounting Firm (Continued)

not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 24, 2024

48  |   DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and Xtrackers Municipal Infrastructure Revenue Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and Xtrackers Municipal Infrastructure Revenue Bond ETF (each a “Fund,” and collectively, the “Funds”). In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory Agreements for each Fund for a new annual period ending on May 31, 2025. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent

Trustees evaluated the materials furnished to them in advance of the February Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by

DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the

Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services

DBX ETF Trust  |   49

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect

50  |   DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers California Municipal Bond ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on November 14, 2023, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers California Municipal Bond ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the “Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

DBX ETF Trust  |   51

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

Advisor’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

52  |   DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2024.

Qualified Dividend Income*

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	80%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	86%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$585,392	$63,262

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	71,828,862	4,803,694

DBX ETF Trust  |   53

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 97.0%

Australia – 4.5%

Ampol Ltd.	1,132	26,150

ANZ Group Holdings Ltd.	17,667	332,071

APA Group(a)	6,471	35,477

Aristocrat Leisure Ltd.	3,274	97,874

ASX Ltd.	1,277	52,976

Aurizon Holdings Ltd.	11,688	28,618

BHP Group Ltd.	29,253	866,320

BlueScope Steel Ltd.	2,379	33,462

Brambles Ltd.	8,033	76,109

CAR Group Ltd.	2,327	54,019

Cochlear Ltd.	382	81,983

Coles Group Ltd.	7,600	83,030

Commonwealth Bank of Australia	9,747	775,237

Computershare Ltd.	3,152	55,659

CSL Ltd.	2,840	529,275

Dexus REIT	5,645	25,465

Endeavour Group Ltd.	7,738	25,536

Fortescue Ltd.	9,987	164,394

Goodman Group REIT	9,696	216,245

GPT Group REIT	11,034	30,761

Insurance Australia Group Ltd.	13,995	57,732

Lottery Corp. Ltd.	13,578	43,996

Macquarie Group Ltd.	2,073	263,372

Medibank Pvt Ltd.	15,582	38,567

Mineral Resources Ltd.	964	45,963

Mirvac Group REIT	21,179	27,619

MMG Ltd.*	18,846	9,206

National Australia Bank Ltd.	18,293	412,727

Northern Star Resources Ltd.	6,974	66,586

Orica Ltd.	2,566	31,278

Origin Energy Ltd.	9,026	61,196

Pilbara Minerals Ltd.	15,347	38,700

Pro Medicus Ltd.	372	29,731

Qantas Airways Ltd.*	5,390	22,055

QBE Insurance Group Ltd.	8,672	102,705

Ramsay Health Care Ltd.	1,077	33,758

REA Group Ltd.	333	41,368

Reece Ltd.	1,026	17,722

Rio Tinto Ltd.	2,213	189,883

Santos Ltd.	18,485	93,841

Scentre Group REIT	28,919	60,610

SEEK Ltd.	1,941	28,980

Seven Group Holdings Ltd.	1,018	26,544

Sonic Healthcare Ltd.	2,626	42,510

South32 Ltd.	24,670	65,164

Stockland REIT	12,350	36,977

	Number of Shares	Value $

Suncorp Group Ltd.	7,340	77,699

Telstra Group Ltd.	23,251	53,681

Transurban Group(a)	17,866	148,708

Treasury Wine Estates Ltd.	4,840	36,486

Vicinity Ltd. REIT	26,697	34,638

Washington H Soul Pattinson & Co. Ltd.	1,181	24,391

Wesfarmers Ltd.	6,718	290,047

Westpac Banking Corp.	20,054	346,649

WiseTech Global Ltd.	959	61,682

Woodside Energy Group Ltd.	11,110	204,760

Woolworths Group Ltd.	6,944	145,998

(Cost $6,100,067)		6,904,190

Austria – 0.1%

Erste Group Bank AG	1,931	94,495

OMV AG	806	40,439

Verbund AG	394	32,405

voestalpine AG	861	25,094

(Cost $161,349)		192,433

Belgium – 0.5%

Ageas SA/NV	827	41,008

Anheuser-Busch InBev SA/NV	5,176	323,607

D’ieteren Group	139	30,104

Elia Group SA/NV	191	19,357

Groupe Bruxelles Lambert NV	484	36,867

KBC Group NV	1,424	103,306

Lotus Bakeries NV	3	31,835

Sofina SA	93	22,422

Syensqo SA	417	41,364

UCB SA	746	104,135

Umicore SA	1,218	23,961

Warehouses De Pauw CVA REIT	1,079	31,330

(Cost $857,520)		809,296

Brazil – 0.9%

Ambev SA	26,300	57,900

Atacadao SA	2,964	5,600

B3 SA - Brasil Bolsa Balcao	31,090	63,354

Banco Bradesco SA	9,678	21,104

Banco BTG Pactual S.A	6,891	41,457

Banco do Brasil SA	10,000	51,648

BB Seguridade Participacoes SA	3,235	19,900

BRF SA*	3,410	12,066

Caixa Seguridade Participacoes S/A	4,395	12,446

CCR SA	5,360	12,290

Centrais Eletricas Brasileiras SA	7,370	48,830

Cia de Saneamento Basico do

Estado de Sao Paulo	1,920	27,007

Cia Siderurgica Nacional SA	3,957	9,857

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Cosan SA*	5,210	13,514

CPFL Energia SA	1,773	11,514

Energisa SA	1,733	15,086

Eneva SA*	3,626	8,584

Engie Brasil Energia SA	1,304	10,763

Equatorial Energia SA	5,957	33,161

Hapvida Participacoes e Investimentos SA*, 144A	33,394	25,375

Hypera SA	3,014	15,584

JBS SA	5,104	28,033

Klabin SA	4,336	16,779

Localiza Rent a Car SA	4,633	37,702

Lojas Renner SA	6,078	15,187

Natura & Co. Holding SA	6,002	16,974

Petroleo Brasileiro SA	21,180	164,167

PRIO SA	4,568	36,198

Raia Drogasil SA	7,106	33,927

Rede D’Or Sao Luiz SA, 144A	3,318	17,352

Rumo SA	7,169	26,910

Sendas Distribuidora SA*	6,762	15,685

Suzano SA	4,434	41,124

Telefonica Brasil SA	2,515	20,739

TIM SA	4,993	15,081

TOTVS SA	4,154	22,720

Ultrapar Participacoes SA	3,444	15,197

Vale SA	20,296	244,283

Vibra Energia SA	5,843	23,969

WEG SA	9,143	65,383

(Cost $1,257,628)		1,374,450

Canada – 7.4%

Agnico Eagle Mines Ltd.	2,886	196,818

Air Canada*	1,018	13,594

Alimentation Couche-Tard, Inc.	4,386	255,993

AltaGas Ltd.	1,555	35,083

ARC Resources Ltd.	3,455	65,376

Bank of Montreal	4,236	377,773

Bank of Nova Scotia	7,120	337,050

Barrick Gold Corp.	7,568	129,099

Barrick Gold Corp.	2,794	47,604

BCE, Inc.	540	18,471

Brookfield Asset Management Ltd., Class A	1,924	75,523

Brookfield Corp.	7,933	345,444

BRP, Inc.	178	11,122

CAE, Inc.*	1,806	33,908

Cameco Corp.	2,580	143,164

Canadian Apartment Properties REIT	436	14,267

Canadian Imperial Bank of Commerce	5,444	269,933

	Number of Shares	Value $

Canadian National Railway Co.	3,118	396,913

Canadian Natural Resources Ltd.	6,203	476,506

Canadian Pacific Kansas City Ltd.	5,385	428,643

Canadian Tire Corp. Ltd., Class A	305	30,443

Canadian Utilities Ltd., Class A	795	18,129

CCL Industries, Inc., Class B	975	50,254

Cenovus Energy, Inc.	8,131	169,487

CGI, Inc.*	1,186	117,116

Constellation Software, Inc.	116	322,656

Descartes Systems Group, Inc.*	534	49,312

Dollarama, Inc.	1,607	152,099

Element Fleet Management Corp.	2,207	39,219

Emera, Inc.	1,595	55,540

Empire Co. Ltd., Class A	759	17,982

Enbridge, Inc.	12,393	453,093

Fairfax Financial Holdings Ltd.	122	137,339

First Quantum Minerals Ltd.	4,601	59,110

FirstService Corp.	251	36,850

Fortis, Inc.	1,270	50,793

Franco-Nevada Corp.	1,091	134,231

George Weston Ltd.	338	48,021

GFL Environmental, Inc.	1,373	43,226

Gildan Activewear, Inc.	880	33,665

Great-West Lifeco, Inc.	1,872	56,148

Hydro One Ltd., 144A	2,095	60,347

iA Financial Corp., Inc.	580	37,763

IGM Financial, Inc.	297	7,934

Imperial Oil Ltd.	1,130	79,841

Intact Financial Corp.	1,042	174,341

Ivanhoe Mines Ltd.*, Class A	3,638	52,530

Keyera Corp.	1,294	34,264

Kinross Gold Corp.	7,362	59,795

Loblaw Cos. Ltd.	895	103,950

Lundin Mining Corp.	3,958	45,506

Magna International, Inc.	1,445	65,372

Manulife Financial Corp.	10,411	270,406

MEG Energy Corp.*	1,386	30,090

Metro, Inc.	1,280	68,210

National Bank of Canada	1,957	167,263

Northland Power, Inc.	1,498	25,609

Nutrien Ltd.	3,002	175,920

Onex Corp.	365	25,875

Open Text Corp.	1,525	44,622

Pan American Silver Corp.	2,077	45,732

Parkland Corp.	871	25,134

Pembina Pipeline Corp.	3,324	123,478

Power Corp. of Canada	3,281	95,256

Quebecor, Inc., Class B	1,005	21,199

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Restaurant Brands International, Inc.	1,730	118,629

RioCan Real Estate Investment Trust REIT	676	8,576

Rogers Communications, Inc., Class B	2,082	84,123

Royal Bank of Canada	8,145	890,306

Saputo, Inc.	1,471	29,766

Shopify, Inc.*, Class A	7,043	416,808

Stantec, Inc.	673	54,316

Sun Life Financial, Inc.	3,296	165,193

Suncor Energy, Inc.(b)	7,344	299,590

TC Energy Corp.	6,004	231,535

Teck Resources Ltd., Class B	2,573	133,827

TELUS Corp.	2,778	45,677

TFI International, Inc.	441	58,351

Thomson Reuters Corp.	892	153,498

TMX Group Ltd.	1,685	45,223

Toromont Industries Ltd.	515	44,980

Toronto-Dominion Bank	10,325	577,252

Tourmaline Oil Corp.	2,074	102,882

West Fraser Timber Co. Ltd.	359	28,718

Wheaton Precious Metals Corp.	2,712	148,539

WSP Global, Inc.	674	101,376

(Cost $8,509,988)		11,326,599

Chile – 0.1%

Antofagasta PLC	2,156	60,523

Banco de Chile	258,773	30,725

Banco de Credito e Inversiones SA	518	14,699

Banco Santander Chile	361,173	17,095

Cencosud SA	8,433	15,836

Cia Sud Americana de Vapores SA	36,842	2,387

Empresas CMPC SA	7,496	15,687

Empresas Copec SA	2,226	18,476

Enel Americas SA	107,638	10,646

Enel Chile SA	123,794	7,095

Falabella SA*	4,372	13,244

Latam Airlines Group SA	1,142,519	15,370

(Cost $218,679)		221,783

China – 6.5%

360 Security Technology, Inc.*, Class A	3,700	4,192

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	3,797

AAC Technologies Holdings, Inc.	3,567	10,970

Advanced Micro-Fabrication Equipment, Inc., China, Class A	350	6,251

	Number of Shares	Value $

AECC Aviation Power Co. Ltd., Class A	1,000	5,136

Agricultural Bank of China Ltd., Class A	28,900	17,464

Agricultural Bank of China Ltd., Class H	157,970	66,053

Aier Eye Hospital Group Co. Ltd., Class A	4,061	6,775

Air China Ltd.*, Class A	6,900	7,095

Akeso, Inc.*, 144A	3,369	18,955

Alibaba Group Holding Ltd.	90,089	862,829

Aluminum Corp. of China Ltd., Class A	7,300	8,230

Aluminum Corp. of China Ltd., Class H	18,664	13,938

Anhui Conch Cement Co. Ltd., Class A	1,200	3,966

Anhui Conch Cement Co. Ltd., Class H	6,575	16,260

Anhui Gujing Distillery Co. Ltd., Class A	100	3,451

Anhui Gujing Distillery Co. Ltd., Class B	526	8,190

ANTA Sports Products Ltd.	6,941	73,889

Asymchem Laboratories Tianjin Co. Ltd., Class A	280	2,956

Autohome, Inc., ADR	380	10,792

AviChina Industry & Technology Co. Ltd., Class H	21,908	9,917

Baidu, Inc.*, Class A	13,335	159,432

Bank of Beijing Co. Ltd., Class A	11,100	8,892

Bank of China Ltd., Class A	16,800	10,267

Bank of China Ltd., Class H	474,116	224,315

Bank of Communications Co. Ltd., Class A	11,800	11,451

Bank of Communications Co. Ltd., Class H	49,744	37,465

Bank of Hangzhou Co. Ltd., Class A	3,700	6,921

Bank of Jiangsu Co. Ltd., Class A	11,600	13,205

Bank of Nanjing Co. Ltd., Class A	7,900	11,277

Bank of Ningbo Co. Ltd., Class A	2,210	7,535

Bank of Shanghai Co. Ltd., Class A	5,590	6,009

Baoshan Iron & Steel Co. Ltd., Class A	10,200	9,688

Beijing Kingsoft Office Software, Inc., Class A	256	9,120

Beijing Tongrentang Co. Ltd., Class A	100	614

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	203	1,903

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	10,800	7,522

Bilibili, Inc.*, Class Z	1,128	16,039

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

BOE Technology Group Co. Ltd., Class A	15,500	8,705

BYD Co. Ltd., Class A	700	22,067

BYD Co. Ltd., Class H	6,232	174,997

BYD Electronic International Co. Ltd.	4,995	21,589

CGN Power Co. Ltd., Class A	5,389	3,108

CGN Power Co. Ltd.*, Class H, 144A	82,381	31,497

Changchun High-Tech Industry Group Co. Ltd., Class A	200	2,885

Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	4,405

China CITIC Bank Corp. Ltd., Class H	52,339	31,924

China Coal Energy Co. Ltd., Class H	20,445	25,751

China Communications Services Corp. Ltd., Class H	14,234	6,862

China Construction Bank Corp., Class A	4,300	4,167

China Construction Bank Corp., Class H	550,129	389,713

China CSSC Holdings Ltd., Class A	2,400	12,269

China Eastern Airlines Corp. Ltd.*, Class A	8,400	4,567

China Energy Engineering Corp. Ltd., Class A	17,700	5,336

China Everbright Bank Co. Ltd., Class A	14,000	6,244

China Everbright Bank Co. Ltd., Class H	13,497	4,332

China Feihe Ltd., 144A	21,663	10,720

China Galaxy Securities Co. Ltd., Class A	1,470	2,329

China Galaxy Securities Co. Ltd., Class H	26,284	14,150

China Hongqiao Group Ltd.	14,641	24,151

China International Capital Corp. Ltd., Class H, 144A	8,796	10,460

China Jushi Co. Ltd., Class A	4,400	6,941

China Life Insurance Co. Ltd., Class A	700	3,021

China Life Insurance Co. Ltd., Class H	41,086	58,211

China Literature Ltd.*, 144A	2,048	6,887

China Longyuan Power Group Corp. Ltd., Class H	21,208	19,336

China Mengniu Dairy Co. Ltd.*	17,015	31,243

China Merchants Bank Co. Ltd., Class A	7,600	35,861

China Merchants Bank Co. Ltd., Class H	21,031	93,586

China Merchants Energy Shipping Co. Ltd., Class A	6,700	8,180

	Number of Shares	Value $

China Merchants Securities Co. Ltd., Class A	4,200	8,204

China Merchants Shekou Industrial Zone Holdings Co. Ltd.*, Class A	2,300	3,055

China Minsheng Banking Corp. Ltd., Class A	13,500	7,266

China Minsheng Banking Corp. Ltd., Class H	28,896	10,937

China National Building Material Co. Ltd., Class H	31,644	12,665

China National Nuclear Power Co. Ltd., Class A	11,200	14,769

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	3,382

China Oilfield Services Ltd., Class H	10,996	11,713

China Pacific Insurance Group Co. Ltd., Class A	2,100	8,319

China Pacific Insurance Group Co. Ltd.*, Class H	16,145	42,115

China Petroleum & Chemical Corp., Class A	9,200	8,168

China Petroleum & Chemical Corp., Class H	135,133	85,707

China Railway Group Ltd., Class A	13,900	12,590

China Railway Group Ltd., Class H	18,491	9,931

China Resources Microelectronics Ltd., Class A	622	3,268

China Resources Mixc Lifestyle Services Ltd., 144A	3,535	12,295

China Resources Pharmaceutical Group Ltd., 144A	14,040	10,395

China Shenhua Energy Co. Ltd., Class A	2,690	15,674

China Shenhua Energy Co. Ltd., Class H	18,207	88,353

China Southern Airlines Co. Ltd.*, Class A	10,000	8,094

China State Construction Engineering Corp. Ltd., Class A	13,900	10,772

China Three Gorges Renewables Group Co. Ltd., Class A	12,800	8,228

China Tourism Group Duty Free Corp. Ltd., Class A	800	7,818

China Tourism Group Duty Free Corp. Ltd., Class H, 144A	620	4,943

China Tower Corp. Ltd., Class H, 144A	293,078	34,478

China United Network Communications Ltd., Class A	10,000	6,291

China Vanke Co. Ltd., Class A	3,300	3,747

China Vanke Co. Ltd., Class H	11,678	8,019

China Yangtze Power Co. Ltd., Class A	8,900	32,599

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

China Zhenhua Group Science & Technology Co. Ltd., Class A	600	3,729

Chongqing Brewery Co. Ltd., Class A	200	1,898

Chongqing Changan Automobile Co. Ltd., Class A	3,640	6,909

Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	5,043

Chongqing Zhifei Biological Products Co. Ltd., Class A	1,200	5,418

CITIC Ltd.	29,803	30,106

CITIC Securities Co. Ltd., Class A	4,030	10,329

CITIC Securities Co. Ltd., Class H	8,619	13,380

CMOC Group Ltd., Class A	6,163	7,075

CMOC Group Ltd., Class H	23,614	21,771

Contemporary Amperex

Technology Co. Ltd., Class A	1,578	42,955

COSCO SHIPPING Energy

Transportation Co. Ltd., Class A	2,600	6,306

COSCO SHIPPING Energy

Transportation Co. Ltd., Class H	6,660	9,385

COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	13,105

COSCO SHIPPING Holdings Co. Ltd., Class H	18,876	31,523

Country Garden Holdings Co. Ltd.*(c)	60,195	3,733

CRRC Corp. Ltd., Class A	8,000	7,675

CRRC Corp. Ltd., Class H	22,253	13,317

CSC Financial Co. Ltd., Class A	1,960	5,709

CSPC Pharmaceutical Group Ltd.	52,024	44,105

Daqin Railway Co. Ltd., Class A	7,700	7,493

DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,008	2,785

Dongfang Electric Corp. Ltd., Class A	100	253

East Money Information Co. Ltd., Class A	5,134	8,770

Ecovacs Robotics Co. Ltd., Class A	200	1,373

ENN Energy Holdings Ltd.	4,157	38,113

Eve Energy Co. Ltd., Class A	900	4,854

Everbright Securities Co. Ltd., Class A	1,800	3,910

Flat Glass Group Co. Ltd., Class H	2,614	5,288

Focus Media Information Technology Co. Ltd., Class A	3,200	2,793

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,821	8,974

Fosun International Ltd.	21,044	11,786

Foxconn Industrial Internet Co. Ltd., Class A	4,600	14,506

	Number of Shares	Value $

Fuyao Glass Industry Group Co. Ltd., Class A	1,100	7,001

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,423	19,325

Ganfeng Lithium Group Co. Ltd., Class A	700	3,240

Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,119	5,839

GD Power Development Co. Ltd., Class A	12,900	9,535

Genscript Biotech Corp.*	6,892	8,813

GF Securities Co. Ltd., Class A	2,000	3,543

GF Securities Co. Ltd., Class H	6,132	5,551

Giant Biogene Holding Co. Ltd.*, 144A	2,812	17,781

GigaDevice Semiconductor, Inc., Class A	168	1,922

Ginlong Technologies Co. Ltd., Class A	300	2,370

GoerTek, Inc., Class A	1,500	3,549

Goldwind Science & Technology Co. Ltd., Class A	4,300	4,617

Gotion High-tech Co. Ltd.*, Class A	1,500	4,191

Great Wall Motor Co. Ltd., Class A	1,200	4,290

Great Wall Motor Co. Ltd., Class H	16,213	27,946

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	5,602

Guangdong Haid Group Co. Ltd., Class A	400	2,789

Guanghui Energy Co. Ltd., Class A	2,500	2,756

Guangzhou Automobile Group Co. Ltd., Class A	3,800	4,404

Guangzhou Automobile Group Co. Ltd., Class H	17,222	7,157

Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	2,153

Guosen Securities Co. Ltd., Class A	5,900	7,260

Guotai Junan Securities Co. Ltd., Class A	3,100	5,948

H World Group Ltd., ADR	1,269	47,245

Haidilao International Holding Ltd., 144A	9,916	22,012

Haier Smart Home Co. Ltd., Class A	2,100	8,539

Haier Smart Home Co. Ltd., Class H	15,245	55,168

Hainan Airlines Holding Co. Ltd.*, Class A	40,100	7,507

Haitian International Holdings Ltd.	4,489	13,690

Haitong Securities Co. Ltd., Class A	5,000	5,706

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Haitong Securities Co. Ltd., Class H	14,205	6,975

Hangzhou First Applied Material Co. Ltd.*, Class A	784	2,798

Hangzhou Silan Microelectronics Co. Ltd.*, Class A	800	2,069

Hansoh Pharmaceutical Group Co. Ltd., 144A	7,293	14,977

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	3,837

Hengan International Group Co. Ltd.	3,819	13,283

Hengli Petrochemical Co. Ltd., Class A	1,800	3,550

Hisense Home Appliances Group Co. Ltd., Class H	2,456	11,149

Hithink RoyalFlush Information Network Co. Ltd., Class A	400	6,423

Hoshine Silicon Industry Co. Ltd.*, Class A	500	3,634

Hua Hong Semiconductor Ltd.*, 144A	2,689	6,671

Huadian Power International Corp. Ltd., Class A	8,000	7,279

Huadong Medicine Co. Ltd., Class A	700	3,048

Hualan Biological Engineering, Inc., Class A	670	1,676

Huaneng Power International, Inc.*, Class A	3,500	4,317

Huaneng Power International, Inc.*, Class H	17,022	11,275

Huatai Securities Co. Ltd., Class A	1,700	3,178

Huatai Securities Co. Ltd., Class H, 144A	9,693	11,031

Huaxia Bank Co. Ltd., Class A	9,400	8,915

Huayu Automotive Systems Co. Ltd., Class A	1,700	3,760

Huizhou Desay Sv Automotive Co. Ltd., Class A	300	4,147

Hundsun Technologies, Inc., Class A	1,456	4,022

Hygeia Healthcare Holdings Co. Ltd., 144A	2,124	8,895

Hygon Information Technology Co. Ltd., Class A	639	6,271

Iflytek Co. Ltd., Class A	900	5,228

Imeik Technology Development Co. Ltd., Class A	140	3,876

Industrial & Commercial Bank of China Ltd., Class A	21,871	16,347

Industrial & Commercial Bank of China Ltd., Class H	379,345	214,401

Industrial Bank Co. Ltd., Class A	8,800	21,670

Industrial Securities Co. Ltd., Class A	1,950	1,439

	Number of Shares	Value $

Ingenic Semiconductor Co. Ltd., Class A	300	2,404

Inner Mongolia BaoTou Steel Union Co. Ltd.*, Class A	32,600	6,910

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,564

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	8,183

Inner Mongolia Yitai Coal Co. Ltd., Class B	6,300	11,592

Innovent Biologics, Inc.*, 144A	8,609	38,750

iQIYI, Inc.*, ADR	1,953	9,042

JA Solar Technology Co. Ltd., Class A	1,764	3,666

JD Health International, Inc.*, 144A	5,531	18,495

JD Logistics, Inc.*, 144A	13,732	14,960

JD.com, Inc., Class A	13,205	192,324

Jiangsu Eastern Shenghong Co. Ltd.*, Class A	2,200	2,707

Jiangsu Expressway Co. Ltd., Class H	8,873	9,224

Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	4,098

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	15,160

Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,100	8,031

Jiangsu Yanghe Distillery Co. Ltd., Class A	700	8,993

Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	2,695

Jiangxi Copper Co. Ltd., Class A	2,700	9,473

Jiangxi Copper Co. Ltd., Class H	3,974	8,578

Jinko Solar Co. Ltd., Class A	4,383	4,917

Kanzhun Ltd., ADR	1,522	32,342

KE Holdings, Inc., ADR	3,589	60,905

Kingdee International Software Group Co. Ltd.*	15,602	15,960

Kingsoft Corp. Ltd.	5,845	18,685

Kuaishou Technology*, 144A	12,939	91,743

Kweichow Moutai Co. Ltd., Class A	400	90,762

Lenovo Group Ltd.	51,155	73,393

Lens Technology Co. Ltd., Class A	2,610	5,497

Lepu Medical Technology Beijing Co. Ltd., Class A	1,200	2,720

Li Auto, Inc.*, Class A	7,062	70,571

Li Ning Co. Ltd.	12,557	32,675

Lingyi iTech Guangdong Co., Class A	3,100	2,104

Longfor Group Holdings Ltd., 144A	10,936	17,200

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

LONGi Green Energy Technology Co. Ltd., Class A	3,340	8,547

Luxshare Precision Industry Co. Ltd., Class A	3,349	14,655

Luzhou Laojiao Co. Ltd., Class A	600	14,441

Mango Excellent Media Co. Ltd., Class A	1,200	3,819

Maxscend Microelectronics Co. Ltd., Class A	160	1,912

Meituan*, Class B, 144A	29,238	392,936

Metallurgical Corp. of China Ltd., Class A	5,900	2,648

Midea Group Co. Ltd., Class A	1,200	10,697

MINISO Group Holding Ltd.	2,200	12,603

Montage Technology Co. Ltd., Class A	617	4,501

Muyuan Foods Co. Ltd., Class A	2,134	13,850

NARI Technology Co. Ltd., Class A	3,691	11,436

NAURA Technology Group Co. Ltd., Class A	200	8,076

NetEase, Inc.	11,373	200,108

New China Life Insurance Co. Ltd., Class A	1,300	5,825

New China Life Insurance Co. Ltd., Class H	4,257	8,699

New Hope Liuhe Co. Ltd.*, Class A	1,400	1,931

New Oriental Education & Technology Group, Inc.*	8,270	66,992

Ninestar Corp., Class A	548	2,052

Ningbo Deye Technology Co. Ltd., Class A	252	2,342

Ningbo Tuopu Group Co. Ltd., Class A	500	3,964

Ningxia Baofeng Energy Group Co. Ltd.*, Class A	4,466	10,094

NIO, Inc.*, ADR	7,771	41,886

Nongfu Spring Co. Ltd., Class H, 144A	12,232	65,067

Oppein Home Group, Inc., Class A	500	4,683

Orient Securities Co. Ltd., Class A	2,048	2,281

People’s Insurance Co. Group of China Ltd., Class A	5,600	4,085

People’s Insurance Co. Group of China Ltd., Class H	44,346	15,424

PetroChina Co. Ltd., Class A	7,700	10,747

PetroChina Co. Ltd., Class H	125,442	127,842

Pharmaron Beijing Co. Ltd., Class A	900	2,557

PICC Property & Casualty Co. Ltd., Class H	37,106	48,207

Ping An Bank Co. Ltd., Class A	6,600	10,093

Ping An Insurance Group Co. of China Ltd., Class A	4,400	26,085

	Number of Shares	Value $

Ping An Insurance Group Co. of China Ltd., Class H	38,578	195,100

Poly Developments and Holdings Group Co. Ltd., Class A	3,900	5,486

Pop Mart International Group Ltd., 144A	3,770	17,885

Postal Savings Bank of China Co. Ltd., Class A	14,000	9,693

Postal Savings Bank of China Co. Ltd., Class H, 144A	44,006	24,815

Power Construction Corp. of China Ltd., Class A	5,900	4,345

Qifu Technology, Inc., ADR	515	9,950

Qinghai Salt Lake Industry Co. Ltd.*, Class A	2,900	6,902

Rongsheng Petrochemical Co. Ltd.*, Class A	2,550	3,517

SAIC Motor Corp. Ltd., Class A	2,400	4,648

Sanan Optoelectronics Co. Ltd., Class A	1,700	2,932

Sangfor Technologies, Inc.*, Class A	400	3,014

Sany Heavy Industry Co. Ltd.*, Class A	2,800	6,236

Satellite Chemical Co. Ltd., Class A	2,937	7,374

SDIC Power Holdings Co. Ltd., Class A	2,500	6,098

Seres Group Co. Ltd.*, Class A	1,100	13,465

SF Holding Co. Ltd., Class A	1,860	9,435

SG Micro Corp., Class A	195	2,082

Shaanxi Coal Industry Co. Ltd., Class A	4,700	16,840

Shandong Gold Mining Co. Ltd., Class A	2,200	8,724

Shandong Gold Mining Co. Ltd., Class H, 144A	4,780	10,269

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	3,559

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	7,832

Shanghai Baosight Software Co. Ltd., Class A	1,092	5,945

Shanghai Baosight Software Co. Ltd., Class B	4,056	8,818

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	3,508

Shanghai M&G Stationery, Inc., Class A	800	3,918

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,250

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,214	7,734

Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	10,676

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Shanghai Putailai New Energy Technology Co. Ltd.*, Class A	1,160	2,604

Shanghai Rural Commercial Bank Co. Ltd., Class A	7,000	7,612

Shanghai United Imaging Healthcare Co. Ltd., Class A	672	11,821

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	2,429

Shanxi Meijin Energy Co. Ltd.*, Class A	3,100	2,368

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	13,952

Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,453

Shenzhen Inovance Technology Co. Ltd., Class A	1,050	8,374

Shenzhen Kangtai Biological Products Co. Ltd., Class A	896	2,251

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	445	17,772

Shenzhen Transsion Holdings Co. Ltd., Class A	263	4,742

Shenzhou International Group Holdings Ltd.	4,510	45,098

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	4,710

Sichuan Road & Bridge Group Co. Ltd., Class A	3,920	4,241

Silergy Corp.	1,844	26,868

Sinopharm Group Co. Ltd., Class H	8,105	21,972

Sinotruk Hong Kong Ltd.	5,649	13,103

Smoore International Holdings Ltd., 144A	10,110	11,221

StarPower Semiconductor Ltd., Class A	140	1,684

Sungrow Power Supply Co. Ltd., Class A	500	6,792

Sunny Optical Technology Group Co. Ltd.	3,609	19,821

SUPCON Technology Co. Ltd., Class A	248	1,456

Suzhou Maxwell Technologies Co. Ltd., Class A	160	2,893

TAL Education Group*, ADR	2,073	23,549

TBEA Co. Ltd., Class A	1,950	4,005

TCL Technology Group Corp.*, Class A	1,280	754

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,375	2,091

Tencent Holdings Ltd.	38,385	1,766,012

Tencent Music Entertainment Group, ADR	4,365	63,074

Tianqi Lithium Corp., Class A	800	3,973

Tingyi Cayman Islands Holding Corp.	13,235	16,162

Tongcheng Travel Holdings Ltd.*	5,989	13,678

	Number of Shares	Value $

Tongwei Co. Ltd.*, Class A	1,700	5,384

Topsports International Holdings Ltd., 144A	16,911	11,028

TravelSky Technology Ltd., Class H	4,346	5,702

Trina Solar Co. Ltd., Class A	1,184	3,597

Trip.com Group Ltd.*	3,114	155,931

Tsingtao Brewery Co. Ltd., Class A	200	2,137

Tsingtao Brewery Co. Ltd., Class H	4,040	28,542

Unigroup Guoxin Microelectronics Co. Ltd.*, Class A	475	3,620

Unisplendour Corp. Ltd.*, Class A	1,880	5,698

Vipshop Holdings Ltd., ADR	1,999	32,124

Walvax Biotechnology Co. Ltd., Class A	900	1,655

Wanhua Chemical Group Co. Ltd., Class A	1,021	12,304

Weichai Power Co. Ltd., Class A	2,100	4,599

Weichai Power Co. Ltd., Class H	13,050	23,329

Wens Foodstuffs Group Co. Ltd., Class A	2,440	7,191

Will Semiconductor Co. Ltd., Class A	540	6,989

Wingtech Technology Co. Ltd.*, Class A	397	1,668

Wuliangye Yibin Co. Ltd., Class A	1,200	24,232

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	6,452

WuXi AppTec Co. Ltd., Class A	920	5,333

WuXi AppTec Co. Ltd., Class H, 144A	2,094	9,117

Wuxi Biologics Cayman, Inc.*, 144A	21,529	30,668

Xiaomi Corp.*, Class B, 144A	92,841	207,516

Xinjiang Daqo New Energy Co. Ltd.*, Class A	1,551	5,715

Xinyi Solar Holdings Ltd.	24,569	16,148

XPeng, Inc.*, Class A	5,888	24,356

Yadea Group Holdings Ltd., 144A	6,987	11,150

Yankuang Energy Group Co. Ltd., Class A	1,050	3,641

Yankuang Energy Group Co. Ltd., Class H	14,244	35,554

Yifeng Pharmacy Chain Co. Ltd., Class A	840	5,210

Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,140

YongXing Special Materials Technology Co. Ltd., Class A	390	2,309

Yonyou Network Technology Co. Ltd.*, Class A	1,700	2,633

YTO Express Group Co. Ltd., Class A	900	2,008

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Yum China Holdings, Inc.	2,265	80,996

Yunnan Baiyao Group Co. Ltd., Class A	560	4,076

Yunnan Energy New Material Co. Ltd., Class A	300	1,634

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	6,249

Zhaojin Mining Industry Co. Ltd., Class H	8,439	14,848

Zhejiang Chint Electrics Co. Ltd., Class A	1,200	3,530

Zhejiang Dahua Technology Co. Ltd., Class A	3,600	8,122

Zhejiang Expressway Co. Ltd., Class H	8,026	5,244

Zhejiang Huayou Cobalt Co. Ltd., Class A	650	2,577

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	2,650

Zhejiang Leapmotor Technology Co. Ltd.*, 144A	2,532	9,227

Zhejiang NHU Co. Ltd., Class A	2,160	5,640

Zhongji Innolight Co. Ltd., Class A	600	12,989

Zhongsheng Group Holdings Ltd.	3,824	6,914

Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,305	12,911

Zijin Mining Group Co. Ltd., Class A	6,800	16,296

Zijin Mining Group Co. Ltd., Class H	30,106	63,674

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	4,863

ZTE Corp.*, Class A	1,512	5,611

ZTE Corp.*, Class H	3,477	7,140

ZTO Express Cayman, Inc., ADR	2,213	50,434

(Cost $11,487,943)		10,069,307

Colombia – 0.0%

Bancolombia SA	1,292	12,006

Interconexion Electrica SA ESP	2,692	13,337

(Cost $24,936)		25,343

Cyprus – 0.0%

TCS Group Holding PLC*(c), GDR

(Cost $30,879)	538	0

Czech Republic – 0.0%

CEZ AS	925	38,557

Komercni Banka AS	414	14,155

Moneta Money Bank AS, 144A	1,846	8,080

(Cost $44,151)		60,792

	Number of Shares	Value $

Denmark – 2.4%

A.P. Moller – Maersk A/S, Class A	15	26,272

A.P. Moller – Maersk A/S, Class B	26	47,145

Carlsberg AS, Class B	571	77,165

Coloplast A/S, Class B	746	89,507

Danske Bank A/S	3,981	122,019

Demant A/S*	659	31,539

DSV A/S	985	151,025

Genmab A/S*	373	105,102

Novo Nordisk A/S, Class B	18,825	2,539,375

Novonesis (Novozymes) B, Class B	2,196	130,528

Orsted AS*, 144A	1,100	67,031

Pandora A/S	496	81,100

ROCKWOOL A/S, Class B	64	26,813

Tryg A/S	2,017	41,430

Vestas Wind Systems A/S*	6,014	168,715

(Cost $1,581,572)		3,704,766

Egypt – 0.0%

Commercial International Bank - Egypt (CIB)	15,165	25,088

Eastern Co. SAE	4,376	2,555

Talaat Moustafa Group	5,332	6,100

(Cost $38,775)		33,743

Finland – 0.7%

Elisa OYJ	721	33,405

Fortum OYJ	2,567	39,036

Kesko OYJ, Class B	1,624	29,463

Kone OYJ, Class B	2,008	101,945

Metso Corp.	3,905	47,414

Neste OYJ	2,319	48,475

Nokia OYJ	30,872	120,290

Nordea Bank Abp	17,843	218,678

Orion OYJ, Class B	634	25,783

Sampo OYJ, Class A	2,612	111,779

Stora Enso OYJ, Class R	3,350	48,744

UPM-Kymmene OYJ	3,034	115,715

Wartsila OYJ Abp	2,903	60,494

(Cost $1,013,688)		1,001,221

France – 7.4%

Accor SA*	985	42,633

Aeroports de Paris SA	174	24,752

Air Liquide SA	3,028	592,907

Airbus SE	3,450	583,600

Alstom SA	1,361	26,567

Amundi SA*, 144A	378	28,977

Arkema SA	368	37,434

AXA SA	10,349	371,125

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

BioMerieux	238	25,088

BNP Paribas SA	6,015	441,849

Bollore SE	3,588	24,021

Bouygues SA	1,042	40,702

Bureau Veritas SA	1,752	52,468

Capgemini SE	887	178,629

Carrefour SA	3,166	51,495

Cie de Saint-Gobain SA	2,635	230,387

Cie Generale des Etablissements Michelin SCA	3,838	154,708

Covivio SA REIT	201	10,425

Credit Agricole SA(b)	6,140	99,433

Danone SA	3,722	238,760

Dassault Aviation SA	117	25,263

Dassault Systemes SE	3,746	150,675

Edenred SE	1,429	66,751

Eiffage SA	438	48,167

Engie SA	10,556	177,935

EssilorLuxottica SA	1,713	381,589

Eurazeo SE	248	20,787

Gecina SA REIT	266	28,574

Getlink SE	1,924	33,788

Hermes International SCA	185	436,798

Ipsen SA	219	28,658

Kering SA	421	144,899

Klepierre SA REIT	1,245	35,934

La Francaise des Jeux SAEM, 144A	737	26,358

Legrand SA	1,520	163,443

L’Oreal SA	1,402	687,753

LVMH Moet Hennessy Louis Vuitton SE	1,599	1,275,048

Orange SA	11,299	131,488

Pernod Ricard SA	1,176	174,751

Publicis Groupe SA	1,329	148,241

Remy Cointreau SA	132	12,246

Renault SA	1,162	67,555

Rexel SA	1,380	41,642

Safran SA	2,023	469,962

Sanofi SA	6,586	641,438

Sartorius Stedim Biotech	161	31,908

Schneider Electric SE	3,172	782,833

SEB SA*	165	20,302

Societe Generale SA	4,408	131,004

Sodexo SA	555	51,609

Teleperformance SE	331	37,495

Thales SA	543	98,187

TotalEnergies SE	12,447	905,012

Unibail-Rodamco-Westfield REIT	649	56,801

Veolia Environnement SA	3,870	128,914

	Number of Shares	Value $

Vinci SA	2,875	357,029

Vivendi SE	3,875	42,466

(Cost $7,916,452)		11,319,263

Germany – 5.2%

adidas AG	928	233,104

Allianz SE	2,258	657,347

BASF SE	5,288	277,764

Bayer AG	5,857	179,469

Bayerische Motoren Werke AG	1,816	183,607

Bechtle AG*	466	22,571

Beiersdorf AG	579	90,687

Brenntag SE	766	54,839

Carl Zeiss Meditec AG	246	22,595

Commerzbank AG	6,532	110,141

Continental AG	651	43,964

Covestro AG*, 144A	1,136	60,879

CTS Eventim AG & Co. KGaA	372	32,049

Daimler Truck Holding AG	3,093	131,457

Delivery Hero SE*, 144A	1,127	34,130

Deutsche Bank AG(d)	10,874	179,649

Deutsche Boerse AG	1,091	216,515

Deutsche Lufthansa AG	4,050	28,221

Deutsche Post AG	5,742	240,866

Deutsche Telekom AG	18,740	453,241

E.ON SE	12,910	172,018

Evonik Industries AG	1,525	33,375

Fresenius Medical Care AG	1,152	48,974

Fresenius SE & Co. KGaA*	2,261	71,833

GEA Group AG	892	37,050

Hannover Rueck SE	347	85,920

Heidelberg Materials AG	814	84,543

Henkel AG & Co. KGaA	577	46,079

Infineon Technologies AG	7,510	300,077

Knorr-Bremse AG	426	32,634

LEG Immobilien SE	384	33,849

Mercedes-Benz Group AG	4,635	333,940

Merck KGaA	771	139,290

MTU Aero Engines AG	290	71,901

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	785	390,023

Nemetschek SE	340	30,823

Puma SE	610	31,472

Rational AG	32	27,048

Rheinmetall AG	245	140,309

RWE AG	3,780	142,896

SAP SE	6,050	1,089,454

Scout24 SE, 144A	427	32,062

Siemens AG	4,407	842,843

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Siemens Energy AG*	3,482	93,774

Siemens Healthineers AG, 144A	1,730	100,202

Symrise AG	720	85,428

Talanx AG	349	27,701

Volkswagen AG	212	30,157

Vonovia SE	4,242	132,560

Zalando SE*, 144A	1,332	35,048

(Cost $6,569,702)		7,976,378

Greece – 0.1%

Alpha Services and Holdings SA*	12,017	20,224

Eurobank Ergasias Services and Holdings SA*	16,513	36,050

Hellenic Telecommunications Organization SA	1,100	16,041

JUMBO SA	804	23,031

Motor Oil Hellas Corinth Refineries SA	388	10,971

Mytilineos SA	568	22,569

National Bank of Greece SA*	4,341	37,587

OPAP SA	1,006	15,991

Piraeus Financial Holdings SA*	4,844	18,964

Public Power Corp. SA*	1,163	14,159

(Cost $147,558)		215,587

Hong Kong – 1.6%

AIA Group Ltd.	65,027	502,645

Alibaba Health Information Technology Ltd.*	25,048	10,505

Beijing Enterprises Holdings Ltd.	4,754	16,717

Beijing Enterprises Water Group Ltd.	29,600	9,425

BOC Hong Kong Holdings Ltd.	20,760	65,038

Bosideng International Holdings Ltd.	29,424	17,006

Brilliance China Automotive Holdings Ltd.	21,552	16,949

C&D International Investment Group Ltd.	4,673	9,417

China Gas Holdings Ltd.	19,769	18,681

China Merchants Port Holdings Co. Ltd.	8,916	12,678

China Overseas Land & Investment Ltd.	20,926	39,442

China Power International Development Ltd.	32,211	15,157

China Resources Beer Holdings Co. Ltd.	8,382	33,601

China Resources Gas Group Ltd.	5,528	19,191

China Resources Land Ltd.	19,142	69,515

China Resources Power Holdings Co. Ltd.	11,465	32,473

China Ruyi Holdings Ltd.*	58,324	15,960

China State Construction International Holdings Ltd.	19,203	25,439

	Number of Shares	Value $

China Taiping Insurance Holdings Co. Ltd.	8,417	9,095

Chow Tai Fook Jewellery Group Ltd.	11,774	15,116

CK Asset Holdings Ltd.	10,635	41,953

CK Hutchison Holdings Ltd.	16,423	80,011

CK Infrastructure Holdings Ltd.	3,519	20,294

CLP Holdings Ltd.	10,679	84,458

Far East Horizon Ltd.	11,701	9,396

Futu Holdings Ltd.*, ADR	290	21,791

Galaxy Entertainment Group Ltd.	11,799	56,578

GCL Technology Holdings Ltd.	124,733	23,286

Geely Automobile Holdings Ltd.	31,985	38,732

Guangdong Investment Ltd.	16,239	9,178

Hang Seng Bank Ltd.	4,737	65,781

Henderson Land Development Co. Ltd.	8,011	24,892

HKT Trust & HKT Ltd.(a)	19,553	22,727

Hong Kong & China Gas Co. Ltd.	58,802	45,641

Hong Kong Exchanges & Clearing Ltd.	6,884	231,333

Hongkong Land Holdings Ltd.	7,645	25,916

Jardine Matheson Holdings Ltd.	921	33,893

Kunlun Energy Co. Ltd.	31,551	32,760

Link REIT	14,095	59,117

MTR Corp. Ltd.	7,996	27,095

Orient Overseas International Ltd.	824	13,992

Power Assets Holdings Ltd.	9,489	52,539

Prudential PLC	15,592	148,415

Sino Biopharmaceutical Ltd.	53,674	19,492

Sino Land Co. Ltd.	17,729	18,816

SITC International Holdings Co. Ltd.	7,529	19,255

Sun Hung Kai Properties Ltd.	8,875	85,454

Swire Pacific Ltd., Class A	1,874	16,283

Swire Properties Ltd.	8,946	16,404

Techtronic Industries Co. Ltd.	8,415	102,976

Want Want China Holdings Ltd.	26,923	16,215

WH Group Ltd., 144A	39,827	27,093

Wharf Holdings Ltd.	5,335	15,861

Wharf Real Estate Investment Co. Ltd.	10,016	29,009

(Cost $3,031,961)		2,490,686

Hungary – 0.1%

MOL Hungarian Oil & Gas PLC	2,264	17,589

OTP Bank Nyrt	1,369	65,985

Richter Gedeon Nyrt	579	14,671

(Cost $84,381)		98,245

India – 5.1%

ABB India Ltd.	364	36,273

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Adani Enterprises Ltd.	873	35,678

Adani Green Energy Ltd.*	1,907	43,599

Adani Ports & Special Economic Zone Ltd.	3,058	52,660

Adani Power Ltd.*	4,860	44,005

Ambuja Cements Ltd.	3,761	28,569

APL Apollo Tubes Ltd.	732	13,197

Apollo Hospitals Enterprise Ltd.	582	40,714

Ashok Leyland Ltd.	8,523	22,872

Asian Paints Ltd.	2,220	76,628

Astral Ltd.	804	20,197

AU Small Finance Bank Ltd., 144A	2,177	17,033

Aurobindo Pharma Ltd.	1,823	25,896

Avenue Supermarts Ltd.*, 144A	1,015	52,314

Axis Bank Ltd.	13,212	183,947

Bajaj Auto Ltd.	375	40,814

Bajaj Finance Ltd.	1,597	128,143

Bajaj Finserv Ltd.	2,280	41,753

Bajaj Holdings & Investment Ltd.	177	16,865

Balkrishna Industries Ltd.	426	15,566

Bandhan Bank Ltd., 144A	3,700	8,347

Bank of Baroda	4,743	15,052

Bharat Electronics Ltd.	21,515	76,282

Bharat Forge Ltd.	1,474	27,451

Bharat Heavy Electricals Ltd.	6,921	24,783

Bharat Petroleum Corp. Ltd.	3,897	29,310

Bharti Airtel Ltd.	13,168	216,558

Bosch Ltd.	31	11,288

Britannia Industries Ltd.*	588	36,488

Canara Bank	10,695	15,119

CG Power & Industrial Solutions Ltd.	3,534	27,242

Cholamandalam Investment and Finance Co. Ltd.	2,409	35,818

Cipla Ltd.	3,005	52,100

Coal India Ltd.	8,686	51,114

Colgate-Palmolive India Ltd.	694	22,094

Container Corp. Of India Ltd.	1,452	18,697

Cummins India Ltd.	901	38,333

Dabur India Ltd.	3,991	26,063

Divi’s Laboratories Ltd.	734	37,875

DLF Ltd.	4,750	46,415

Dr. Reddy’s Laboratories Ltd.	626	43,436

Eicher Motors Ltd.	766	43,438

GAIL India Ltd.	13,881	33,974

GMR Airports Infrastructure Ltd.*	15,495	15,705

Godrej Consumer Products Ltd.	2,831	43,085

Godrej Properties Ltd.*	767	25,533

Grasim Industries Ltd.	1,508	41,846

	Number of Shares	Value $

Havells India Ltd.	1,403	32,058

HCL Technologies Ltd.	5,302	84,105

HDFC Asset Management Co. Ltd., 144A	617	28,712

HDFC Bank Ltd.	16,230	297,792

HDFC Life Insurance Co. Ltd., 144A	5,058	33,319

Hero MotoCorp Ltd.	692	42,443

Hindalco Industries Ltd.	7,800	64,417

Hindustan Aeronautics Ltd.	1,175	70,015

Hindustan Petroleum Corp. Ltd.	3,845	24,752

Hindustan Unilever Ltd.	5,000	139,512

ICICI Bank Ltd.	29,716	399,097

ICICI Lombard General Insurance Co. Ltd., 144A	1,437	27,213

ICICI Prudential Life Insurance Co. Ltd., 144A	2,368	15,474

IDFC First Bank Ltd.*	20,403	18,675

Indian Hotels Co. Ltd.	5,027	33,569

Indian Oil Corp. Ltd.	15,346	29,857

Indian Railway Catering & Tourism Corp. Ltd.	1,558	19,045

Indus Towers Ltd.*	4,650	19,395

IndusInd Bank Ltd.	1,997	34,974

Info Edge India Ltd.	447	30,509

Infosys Ltd.	19,368	326,446

InterGlobe Aviation Ltd.*, 144A	1,028	51,591

ITC Ltd.	17,325	88,512

Jindal Stainless Ltd.	1,891	17,976

Jindal Steel & Power Ltd.	2,591	31,914

Jio Financial Services Ltd.*	16,397	67,644

JSW Energy Ltd.	2,015	14,798

JSW Steel Ltd.	3,244	34,221

Jubilant Foodworks Ltd.	2,564	15,174

Kotak Mahindra Bank Ltd.	6,353	127,895

Larsen & Toubro Ltd.	3,885	170,780

LTIMindtree Ltd., 144A	488	27,489

Lupin Ltd.	1,289	24,438

Macrotech Developers Ltd., 144A	1,721	28,410

Mahindra & Mahindra Ltd.	5,495	164,989

Mankind Pharma Ltd.*	589	15,099

Marico Ltd.	3,283	23,424

Maruti Suzuki India Ltd.	823	122,253

Max Healthcare Institute Ltd.	4,561	41,080

Mphasis Ltd.	553	15,132

MRF Ltd.	13	19,535

Muthoot Finance Ltd.	756	15,247

Nestle India Ltd.	1,770	49,935

NHPC Ltd.	17,329	22,266

NMDC Ltd.	7,414	23,107

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

NTPC Ltd.	24,064	103,496

Oil & Natural Gas Corp. Ltd.	17,431	55,203

Page Industries Ltd.	35	15,076

PB Fintech Ltd.*	1,705	26,440

Persistent Systems Ltd.	494	20,184

Petronet LNG Ltd.	3,652	13,010

Phoenix Mills Ltd.	558	20,721

PI Industries Ltd.	510	21,627

Pidilite Industries Ltd.	770	27,393

Polycab India Ltd.	303	24,472

Power Finance Corp. Ltd.	8,261	48,737

Power Grid Corp. of India Ltd.	27,518	102,198

Punjab National Bank	13,933	21,608

REC Ltd.	6,811	43,879

Reliance Industries Ltd.	17,636	604,436

Samvardhana Motherson International Ltd.	11,778	21,342

SBI Cards & Payment Services Ltd.	1,384	11,475

SBI Life Insurance Co. Ltd., 144A	2,904	48,233

Shree Cement Ltd.	38	11,236

Shriram Finance Ltd.	1,649	46,505

Siemens Ltd.	537	44,827

Solar Industries India Ltd.	155	17,400

Sona Blw Precision Forgings Ltd., 144A	2,705	21,100

SRF Ltd.	900	23,843

State Bank of India	10,321	102,671

Sun Pharmaceutical Industries Ltd.	5,281	92,358

Sundaram Finance Ltd.	434	22,293

Supreme Industries Ltd.	378	23,900

Suzlon Energy Ltd.*	47,143	26,912

Tata Communications Ltd.	497	10,588

Tata Consultancy Services Ltd.	5,255	231,108

Tata Consumer Products Ltd.	3,294	41,840

Tata Elxsi Ltd.	210	17,471

Tata Motors Ltd.	9,957	110,101

Tata Motors Ltd., Class A	2,106	15,604

Tata Power Co. Ltd.	8,029	42,010

Tata Steel Ltd.	43,256	86,645

Tech Mahindra Ltd.	3,009	44,284

Thermax Ltd.	248	16,058

Titan Co. Ltd.	1,960	76,123

Torrent Pharmaceuticals Ltd.	496	16,020

Torrent Power Ltd.	961	17,290

Trent Ltd.	1,162	63,468

Tube Investments of India Ltd.	613	26,268

TVS Motor Co. Ltd.	1,211	31,617

UltraTech Cement Ltd.	660	78,401

	Number of Shares	Value $

Union Bank of India Ltd.	9,453	18,137

United Spirits Ltd.	1,860	25,835

UPL Ltd.	2,858	17,421

Varun Beverages Ltd.	2,890	49,400

Vedanta Ltd.	6,157	33,193

Wipro Ltd.	6,579	34,538

Yes Bank Ltd.*	56,316	15,518

Zomato Ltd.*	36,200	77,694

(Cost $5,320,543)		7,843,664

Indonesia – 0.4%

Amman Mineral Internasional PT*	30,420	22,605

Aneka Tambang Tbk	47,388	4,272

GoTo Gojek Tokopedia Tbk PT*	3,970,237	15,881

PT Adaro Energy Indonesia Tbk	82,036	13,984

PT Astra International Tbk	128,712	33,980

PT Bank Central Asia Tbk	321,829	183,195

PT Bank Mandiri Persero Tbk	208,878	75,839

PT Bank Negara Indonesia Persero Tbk	82,728	22,400

PT Bank Rakyat Indonesia Persero Tbk	397,161	106,073

PT Barito Pacific Tbk	142,535	9,342

PT Chandra Asri Pacific Tbk	46,914	26,489

PT Charoen Pokphand Indonesia Tbk	46,010	14,723

PT Indah Kiat Pulp & Paper Tbk*	20,659	11,569

PT Indofood CBP Sukses Makmur Tbk	15,127	9,076

PT Indofood Sukses Makmur Tbk	13,056	4,720

PT Kalbe Farma Tbk	126,870	11,633

PT Merdeka Copper Gold Tbk*	79,644	13,233

PT Sumber Alfaria Trijaya Tbk	109,079	17,788

PT Telkom Indonesia Persero Tbk	276,435	49,333

PT Unilever Indonesia Tbk	21,303	4,090

PT United Tractors Tbk	11,193	15,205

(Cost $654,791)		665,430

Ireland – 1.0%

AerCap Holdings NV	1,118	103,650

AIB Group PLC	10,464	59,268

Bank of Ireland Group PLC	5,757	65,683

DCC PLC	571	41,400

Experian PLC	5,481	251,919

Flutter Entertainment PLC*	1,044	198,217

James Hardie Industries PLC CDI*	2,457	76,491

Kerry Group PLC, Class A	954	80,534

Kingspan Group PLC	885	84,696

PDD Holdings, Inc.*, ADR	3,472	520,036

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Smurfit Kappa Group PLC	1,454	70,521

(Cost $1,010,534)		1,552,415

Israel – 0.5%

Azrieli Group Ltd.	249	15,069

Bank Hapoalim BM	7,104	65,196

Bank Leumi Le-Israel BM	8,675	71,887

Check Point Software Technologies Ltd.*	500	75,250

CyberArk Software Ltd.*	225	51,581

Elbit Systems Ltd.	143	27,135

Global-e Online Ltd.*	565	17,639

ICL Group Ltd.	4,138	19,335

Israel Discount Bank Ltd., Class A	8,533	43,739

Mizrahi Tefahot Bank Ltd.	999	36,376

Monday.com Ltd.*	209	47,215

Nice Ltd.*	394	75,094

Teva Pharmaceutical Industries Ltd.*, ADR	6,161	104,306

Wix.com Ltd.*	282	45,430

(Cost $606,435)		695,252

Italy – 1.5%

Amplifon SpA	725	26,628

Assicurazioni Generali SpA	6,078	155,641

Banco BPM SpA	7,432	53,255

Davide Campari-Milano NV	3,324	33,088

DiaSorin SpA	150	16,103

Enel SpA	46,854	338,384

Eni SpA	12,551	197,413

Ferrari NV	725	296,886

FinecoBank Banca Fineco SpA	3,520	56,699

Infrastrutture Wireless Italiane SpA, 144A	2,148	23,423

Intesa Sanpaolo SpA	84,749	331,597

Leonardo SpA*	2,343	59,921

Mediobanca Banca di Credito Finanziario SpA	2,730	43,011

Moncler SpA	1,299	86,317

Nexi SpA*, 144A	3,229	21,337

Poste Italiane SpA, 144A	2,858	39,074

Prysmian SpA	1,468	95,603

Recordati Industria Chimica e Farmaceutica SpA	624	32,770

Snam SpA	11,803	55,697

Telecom Italia SpA*	59,521	15,629

Terna - Rete Elettrica Nazionale	7,508	62,908

UniCredit SpA	8,711	343,907

(Cost $1,615,687)		2,385,291

Japan – 14.2%

Advantest Corp.	4,400	148,648

	Number of Shares	Value $

Aeon Co. Ltd.	3,800	81,840

AGC, Inc.	1,000	34,890

Aisin Corp.	800	29,703

Ajinomoto Co., Inc.	2,717	96,835

ANA Holdings, Inc.	1,000	19,025

Asahi Group Holdings Ltd.	2,700	98,564

Asahi Kasei Corp.	7,700	50,186

Asics Corp.	930	51,448

Astellas Pharma, Inc.	9,900	97,480

Bandai Namco Holdings, Inc.	3,300	60,055

Bridgestone Corp.	3,300	143,528

Brother Industries Ltd.	1,519	29,141

Canon, Inc.	5,700	164,985

Capcom Co. Ltd.	2,200	40,569

Central Japan Railway Co.	4,500	100,464

Chiba Bank Ltd.	3,800	36,088

Chubu Electric Power Co., Inc.	3,700	50,972

Chugai Pharmaceutical Co. Ltd.	3,881	117,986

Concordia Financial Group Ltd.	6,100	36,635

Dai Nippon Printing Co. Ltd.	1,000	31,056

Daifuku Co. Ltd.	1,800	31,401

Dai-ichi Life Holdings, Inc.	5,000	133,755

Daiichi Sankyo Co. Ltd.	10,774	382,141

Daikin Industries Ltd.	1,513	220,747

Daito Trust Construction Co. Ltd.	400	42,222

Daiwa House Industry Co. Ltd.	3,271	86,837

Daiwa Securities Group, Inc.	7,800	61,204

Denso Corp.	10,800	174,638

Dentsu Group, Inc.	1,190	31,463

Disco Corp.	523	204,491

East Japan Railway Co.	5,310	92,161

Eisai Co. Ltd.	1,400	60,116

ENEOS Holdings, Inc.	16,393	84,475

FANUC Corp.	5,725	160,139

Fast Retailing Co. Ltd.	1,017	260,030

Fuji Electric Co. Ltd.	800	47,543

FUJIFILM Holdings Corp.	6,300	143,374

Fujitsu Ltd.	10,000	144,247

Hamamatsu Photonics KK	859	25,251

Hankyu Hanshin Holdings, Inc.	1,200	31,460

Hikari Tsushin, Inc.	100	16,367

Hitachi Construction Machinery Co. Ltd.	600	16,215

Hitachi Ltd.	5,348	549,032

Honda Motor Co. Ltd.	25,948	291,959

Hoshizaki Corp.	656	23,484

Hoya Corp.	2,040	247,241

Hulic Co. Ltd.	2,800	25,852

Ibiden Co. Ltd.	600	24,162

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Idemitsu Kosan Co. Ltd.	6,160	42,029

Inpex Corp.	5,200	80,134

Isuzu Motors Ltd.	3,300	44,003

ITOCHU Corp.	6,900	325,114

Japan Airlines Co. Ltd.	900	15,151

Japan Exchange Group, Inc.	3,000	70,314

Japan Post Bank Co. Ltd.	8,200	80,975

Japan Post Holdings Co. Ltd.	12,399	119,445

Japan Post Insurance Co. Ltd.	1,100	21,131

Japan Real Estate Investment Corp. REIT	7	23,057

Japan Tobacco, Inc.	6,929	196,152

JFE Holdings, Inc.	3,600	54,436

Kajima Corp.	2,500	42,261

Kansai Electric Power Co., Inc.	3,600	64,943

Kao Corp.	2,611	114,358

Kawasaki Kisen Kaisha Ltd.	2,100	31,133

KDDI Corp.	8,600	237,168

Keisei Electric Railway Co. Ltd.	800	28,711

Keyence Corp.	1,134	509,729

Kikkoman Corp.	4,500	52,049

Kintetsu Group Holdings Co. Ltd.	1,000	21,232

Kirin Holdings Co. Ltd.	4,525	62,581

Kobe Bussan Co. Ltd.	800	17,708

Koito Manufacturing Co. Ltd.	1,200	16,928

Komatsu Ltd.	5,600	163,693

Konami Group Corp.	600	41,834

Kubota Corp.	5,500	77,675

Kyocera Corp.	7,418	84,243

Kyowa Kirin Co. Ltd.	1,700	28,705

Lasertec Corp.	462	118,948

LY Corp.	15,300	36,279

M3, Inc.	2,442	23,665

Makita Corp.	1,400	41,244

Marubeni Corp.	8,200	159,552

MatsukiyoCocokara & Co.	1,800	25,386

Mazda Motor Corp.	3,200	33,727

McDonald’s Holdings Co. Japan Ltd.	400	16,380

MEIJI Holdings Co. Ltd.	1,400	31,309

MINEBEA MITSUMI, Inc.	2,200	45,996

Mitsubishi Chemical Group Corp.	7,300	38,560

Mitsubishi Corp.	19,319	405,752

Mitsubishi Electric Corp.	10,700	185,744

Mitsubishi Estate Co. Ltd.	6,900	115,808

Mitsubishi HC Capital, Inc.	4,000	26,465

Mitsubishi Heavy Industries Ltd.	19,000	165,275

Mitsubishi UFJ Financial Group, Inc.	64,600	681,059

	Number of Shares	Value $

Mitsui & Co. Ltd.	7,500	380,091

Mitsui Chemicals, Inc.	1,100	33,231

Mitsui Fudosan Co. Ltd.	15,413	141,178

Mitsui OSK Lines Ltd.	2,000	65,927

Mizuho Financial Group, Inc.	13,947	285,033

MonotaRO Co. Ltd.	1,900	20,031

MS&AD Insurance Group Holdings, Inc.	7,427	154,949

Murata Manufacturing Co. Ltd.	9,965	187,970

NEC Corp.	1,445	106,814

Nexon Co. Ltd.	1,860	31,833

Nidec Corp.	2,414	120,389

Nintendo Co. Ltd.	5,986	325,630

Nippon Building Fund, Inc. REIT	9	33,593

NIPPON EXPRESS HOLDINGS, Inc.	414	20,394

Nippon Paint Holdings Co. Ltd.	4,900	32,934

Nippon Prologis REIT, Inc. REIT	12	19,778

Nippon Sanso Holdings Corp.	1,000	29,473

Nippon Steel Corp.	4,810	104,969

Nippon Telegraph & Telephone Corp.	169,300	166,108

Nippon Yusen KK	2,700	85,585

Nissan Chemical Corp.	800	22,174

Nissan Motor Co. Ltd.	12,100	42,963

Nissin Foods Holdings Co. Ltd.	945	23,784

Nitori Holdings Co. Ltd.	501	55,336

Nitto Denko Corp.	800	61,018

Nomura Holdings, Inc.	17,300	104,560

Nomura Real Estate Holdings, Inc.	600	15,410

Nomura Real Estate Master Fund, Inc. REIT	27	25,358

Nomura Research Institute Ltd.	2,156	57,634

NTT Data Group Corp.	3,400	52,071

Obayashi Corp.	3,900	45,370

Obic Co. Ltd.	400	51,798

Olympus Corp.	6,687	105,175

Omron Corp.	1,000	32,671

Ono Pharmaceutical Co. Ltd.	2,300	33,272

Oracle Corp.	200	14,154

Oriental Land Co. Ltd.	6,525	182,019

ORIX Corp.	6,684	145,313

Osaka Gas Co. Ltd.	2,208	50,151

Otsuka Corp.	1,216	23,050

Otsuka Holdings Co. Ltd.	2,583	106,332

Pan Pacific International Holdings Corp.	2,400	61,608

Panasonic Holdings Corp.	13,481	118,596

Rakuten Group, Inc.*	8,300	43,066

Recruit Holdings Co. Ltd.	8,500	429,581

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Renesas Electronics Corp.	8,665	161,768

Resona Holdings, Inc.	11,900	82,025

Ricoh Co. Ltd.	3,461	30,887

Rohm Co. Ltd.	1,700	21,922

SBI Holdings, Inc.	1,517	39,183

SCREEN Holdings Co. Ltd.	500	47,706

SCSK Corp.	900	17,037

Secom Co. Ltd.	1,255	77,982

Seiko Epson Corp.	1,700	27,316

Sekisui Chemical Co. Ltd.	2,500	35,815

Sekisui House Ltd.	3,600	80,852

Seven & i Holdings Co. Ltd.	12,783	164,842

SG Holdings Co. Ltd.	1,900	19,185

Shimadzu Corp.	1,400	36,214

Shimano, Inc.	453	74,000

Shin-Etsu Chemical Co. Ltd.	10,495	390,730

Shionogi & Co. Ltd.	1,409	63,074

Shiseido Co. Ltd.	2,327	73,554

Shizuoka Financial Group, Inc.	2,000	20,634

SMC Corp.	339	169,883

SoftBank Corp.	16,300	195,633

SoftBank Group Corp.	6,000	344,972

Sompo Holdings, Inc.	5,400	114,170

Sony Group Corp.	7,300	598,566

Subaru Corp.	3,200	71,217

SUMCO Corp.	2,100	31,487

Sumitomo Corp.	6,000	155,699

Sumitomo Electric Industries Ltd.	4,400	71,191

Sumitomo Metal Mining Co. Ltd.	1,428	46,445

Sumitomo Mitsui Financial Group, Inc.	7,200	471,103

Sumitomo Mitsui Trust Holdings, Inc.	3,620	83,856

Sumitomo Realty & Development Co. Ltd.	1,656	51,629

Suntory Beverage & Food Ltd.	800	29,255

Suzuki Motor Corp.	9,200	109,015

Sysmex Corp.	2,700	46,003

T&D Holdings, Inc.	2,500	44,916

Taisei Corp.	800	30,354

Takeda Pharmaceutical Co. Ltd.	9,153	242,873

TDK Corp.	2,255	112,574

Terumo Corp.	8,100	137,519

TIS, Inc.	1,300	23,720

Toho Co. Ltd.	500	15,779

Tokio Marine Holdings, Inc.	10,853	374,660

Tokyo Electric Power Co. Holdings, Inc.*	8,833	52,774

Tokyo Electron Ltd.	2,714	580,370

Tokyo Gas Co. Ltd.	1,900	42,587

	Number of Shares	Value $

Tokyu Corp.	2,800	32,671

TOPPAN Holdings, Inc.	1,500	38,820

Toray Industries, Inc.	8,047	40,208

TOTO Ltd.	740	18,450

Toyota Industries Corp.	800	75,287

Toyota Motor Corp.	61,520	1,330,427

Toyota Tsusho Corp.	1,300	78,852

Trend Micro, Inc.	786	35,375

Unicharm Corp.	2,205	70,820

West Japan Railway Co.	2,541	50,702

Yakult Honsha Co. Ltd.	1,800	32,746

Yamaha Motor Co. Ltd.	5,400	52,621

Yamato Holdings Co. Ltd.	1,600	18,333

Yaskawa Electric Corp.	1,300	49,490

Yokogawa Electric Corp.	1,361	34,928

Zensho Holdings Co. Ltd.	600	23,506

ZOZO, Inc.	733	17,143

(Cost $16,136,929)		21,911,875

Jordan – 0.0%

Hikma Pharmaceuticals PLC

(Cost $18,358)	854	21,003

Kazakhstan – 0.0%

Polymetal International PLC*(c)

(Cost $27,415)	1,738	0

Kuwait – 0.2%

Boubyan Bank KSCP	7,025	13,256

Gulf Bank KSCP	15,449	12,788

Kuwait Finance House KSCP	59,340	141,171

Mabanee Co KPSC	3,858	10,435

Mobile Telecommunications Co. KSCP	11,016	16,083

National Bank of Kuwait SAKP	45,707	127,655

(Cost $280,869)		321,388

Luxembourg – 0.1%

ArcelorMittal SA	2,686	70,413

Eurofins Scientific SE	765	45,952

Reinet Investments SCA	806	20,313

Tenaris SA	2,613	42,798

(Cost $159,900)		179,476

Macau – 0.0%

Sands China Ltd.*

(Cost $56,312)	14,172	33,779

Malaysia – 0.4%

AMMB Holdings Bhd	10,087	9,108

Axiata Group Bhd	11,876	7,064

Celcomdigi Bhd	20,644	16,710

CIMB Group Holdings Bhd	39,914	58,001

Gamuda Bhd	17,387	22,422

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Genting Bhd	16,800	16,989

Genting Malaysia Bhd	21,700	12,217

Hong Leong Bank Bhd	4,124	16,874

IHH Healthcare Bhd	9,091	11,955

Inari Amertron Bhd	21,000	14,500

IOI Corp. Bhd	12,200	9,901

Kuala Lumpur Kepong Bhd	2,673	11,846

Malayan Banking Bhd	31,523	66,502

Malaysia Airports Holdings Bhd	8,454	17,853

Maxis Bhd	12,100	9,331

MISC Bhd	6,000	10,631

MR DIY Group M Bhd, 144A	17,400	6,691

Nestle Malaysia Bhd	300	8,133

Petronas Chemicals Group Bhd	13,257	18,898

Petronas Dagangan Bhd	1,500	6,310

Petronas Gas Bhd	4,641	18,004

PPB Group Bhd	2,440	7,651

Press Metal Aluminium Holdings Bhd	21,100	25,103

Public Bank Bhd	77,700	67,680

QL Resources Bhd	7,800	10,440

RHB Bank Bhd	10,331	12,049

Sime Darby Bhd	8,000	4,725

Sime Darby Plantation Bhd	11,711	10,574

Telekom Malaysia Bhd	4,400	5,805

Tenaga Nasional Bhd	14,500	40,170

YTL Corp. Bhd	23,500	17,923

YTL Power International Bhd	13,700	14,291

(Cost $596,435)		586,351

Mexico – 0.7%

Alfa SAB de CV, Class A	20,533	14,280

America Movil SAB de CV, Series B	107,521	99,622

Arca Continental SAB de CV	3,023	30,835

Banco del Bajio SA, 144A	4,748	16,407

Cemex SAB de CV*, Series CPO	79,753	60,027

Coca-Cola Femsa SAB de CV	2,948	27,507

Fibra Uno Administracion SA de CV REIT	16,664	23,788

Fomento Economico Mexicano SAB de CV	11,779	135,059

Gruma SAB de CV, Class B	891	17,293

Grupo Aeroportuario del Centro Norte SAB de CV	1,260	12,862

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,257	42,466

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,207	40,590

Grupo Bimbo SAB de CV, Series A	6,565	24,722

Grupo Carso SAB de CV, Series A1	3,440	26,573

	Number of Shares	Value $

Grupo Financiero Banorte SAB de CV, Class O	14,629	139,138

Grupo Financiero Inbursa SAB de CV*, Class O	10,856	29,171

Grupo Mexico SAB de CV, Series B	18,000	111,269

Industrias Penoles SAB de CV*	1,324	20,954

Kimberly-Clark de Mexico SAB de CV, Class A	7,913	16,599

Operadora De Sites Mexicanos SAB de CV, Class A-1	8,566	8,921

Orbia Advance Corp. SAB de CV	6,495	10,589

Prologis Property Mexico SA de CV REIT	3,897	15,860

Promotora y Operadora de Infraestructura SAB de CV	1,085	11,912

Wal-Mart de Mexico SAB de CV	30,754	115,628

(Cost $769,806)		1,052,072

Netherlands – 3.4%

ABN AMRO Bank NV, 144A	2,423	41,145

Adyen NV*, 144A	125	160,696

Aegon Ltd.	7,860	50,693

Akzo Nobel NV	1,008	70,152

Argenx SE*	356	131,605

ASM International NV	267	185,472

ASML Holding NV	2,310	2,182,631

ASR Nederland NV	825	39,746

BE Semiconductor Industries NV	449	65,770

Euronext NV, 144A	502	49,213

EXOR NV	593	66,210

Ferrovial SE	2,989	117,599

Heineken Holding NV	720	58,671

Heineken NV	1,655	164,994

IMCD NV	313	47,343

ING Groep NV	19,118	339,455

JDE Peet’s NV	549	12,045

Koninklijke Ahold Delhaize NV	5,450	168,772

Koninklijke KPN NV	22,720	84,903

Koninklijke Philips NV*	4,423	119,404

NEPI Rockcastle NV*	2,767	19,122

NN Group NV	1,433	66,533

OCI NV	441	11,991

Prosus NV*	8,189	296,597

QIAGEN NV*	1,182	50,493

Randstad NV	799	41,961

Stellantis NV	12,563	275,356

Universal Music Group NV	4,758	147,549

Wolters Kluwer NV	1,463	231,844

(Cost $3,195,084)		5,297,965

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

New Zealand – 0.2%

Auckland International Airport Ltd.	7,886	37,811

Fisher & Paykel Healthcare Corp. Ltd.	3,273	59,351

Mercury NZ Ltd.	3,536	14,520

Meridian Energy Ltd.	7,709	32,034

Spark New Zealand Ltd.	11,432	29,339

Xero Ltd.*	792	71,139

(Cost $198,244)		244,194

Norway – 0.4%

Aker BP ASA	1,768	45,294

DNB Bank ASA	5,027	98,276

Equinor ASA	5,267	151,969

Gjensidige Forsikring ASA	1,042	18,236

Kongsberg Gruppen ASA	475	40,796

Mowi ASA	2,532	45,303

Norsk Hydro ASA	7,355	49,695

Orkla ASA	4,370	34,785

Salmar ASA	350	21,291

Telenor ASA	3,396	39,602

Yara International ASA	952	29,468

(Cost $511,919)		574,715

Peru – 0.1%

Cia de Minas Buenaventura SAA, ADR	1,193	21,355

Credicorp Ltd.	377	62,325

(Cost $73,040)		83,680

Philippines – 0.2%

Ayala Corp.	1,400	14,235

Ayala Land, Inc.	43,600	19,558

Bank of the Philippine Islands	12,305	25,275

BDO Unibank, Inc.	14,830	32,944

International Container Terminal Services, Inc.	6,300	36,775

JG Summit Holdings, Inc.	9,770	5,176

Jollibee Foods Corp.	2,230	8,246

Manila Electric Co.	860	5,396

Metropolitan Bank & Trust Co.	12,041	12,767

PLDT, Inc.	500	12,645

SM Investments Corp.	1,265	18,806

SM Prime Holdings, Inc.	67,200	30,947

Universal Robina Corp.	4,470	8,173

(Cost $245,690)		230,943

Poland – 0.3%

Allegro.eu SA*, 144A	3,494	33,504

Bank Polska Kasa Opieki SA	1,080	43,864

Budimex SA	104	19,734

CD Projekt SA	384	12,701

	Number of Shares	Value $

Dino Polska SA*, 144A	301	29,959

InPost SA*	1,147	20,548

KGHM Polska Miedz SA	879	33,848

LPP SA	6	26,410

mBank SA*	102	16,208

ORLEN SA	3,024	48,797

PGE Polska Grupa Energetyczna SA*	5,244	9,017

Powszechna Kasa Oszczednosci Bank Polski SA	5,063	76,290

Powszechny Zaklad Ubezpieczen SA	3,645	46,263

Santander Bank Polska SA	169	21,638

(Cost $337,915)		438,781

Portugal – 0.1%

EDP - Energias de Portugal SA	19,766	80,019

Galp Energia SGPS SA	2,689	56,355

Jeronimo Martins SGPS SA	1,416	31,620

(Cost $143,013)		167,994

Qatar – 0.2%

Barwa Real Estate Co.	7,266	5,628

Commercial Bank PSQC	18,359	19,564

Dukhan Bank	10,103	9,831

Industries Qatar QSC	8,441	26,777

Masraf Al Rayan QSC	40,228	25,445

Mesaieed Petrochemical Holding Co.	25,772	12,175

Ooredoo QPSC	5,108	13,222

Qatar Electricity & Water Co. QSC	2,691	11,034

Qatar Fuel QSC	2,870	10,602

Qatar Gas Transport Co. Ltd.	16,921	18,413

Qatar International Islamic Bank QSC	4,630	12,754

Qatar Islamic Bank SAQ	9,924	46,881

Qatar National Bank QPSC	26,854	99,568

(Cost $339,849)		311,894

Russia – 0.0%

Alrosa PJSC*(c)	15,266	0

Gazprom PJSC*(c)	63,321	0

GMK Norilskiy Nickel PAO*(c)	35,200	0

Inter RAO UES PJSC*(c)	208,853	0

LUKOIL PJSC*(c)	2,194	0

Magnit PJSC*(c)	443	0

Mobile TeleSystems PJSC*(c), ADR	3,019	0

Moscow Exchange MICEX-RTS PJSC*(c)	8,105	0

Novatek PJSC*(c)	5,150	0

Novolipetsk Steel PJSC*(c)	7,219	0

Ozon Holdings PLC*(c), ADR	322	0

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

PhosAgro PJSC*(c)	217	0

PhosAgro PJSC, GDR*(c)	4	0

Polyus PJSC*(c)	204	0

Rosneft Oil Co. PJSC*(c)	6,103	0

Sberbank of Russia PJSC*(c)	57,586	0

Severstal PAO*(c)	1,243	0

Surgutneftegas PJSC*(c)	29,592	0

Tatneft PJSC*(c)	7,874	0

TKS Holding MKPAO JSC*(c)	70	0

United Co. RUSAL International PJSC*(c)	21,438	0

VK Co. Ltd.*(c), GDR	35	0

VK IPJSC*(c)	417	0

VTB Bank PJSC*(c)	16,943,490	0

X5 Retail Group NV*(c), GDR	635	0

Yandex NV*(c), Class A	1,576	0

(Cost $1,155,910)		0

Saudi Arabia – 1.0%

ACWA Power Co.	842	90,335

Ades Holding Co.*	2,666	12,837

Advanced Petrochemical Co.*	941	10,061

Al Rajhi Bank	11,367	230,631

Alinma Bank	7,593	61,947

Almarai Co. JSC	1,382	19,271

Arab National Bank	4,273	22,443

Arabian Internet & Communications Services Co.	132	9,291

Bank AlBilad	3,403	29,442

Bank Al-Jazira*	3,111	12,442

Banque Saudi Fransi	3,473	31,020

Bupa Arabia for Cooperative Insurance Co.	417	25,682

Co. for Cooperative Insurance	485	16,991

Dallah Healthcare Co.	193	8,490

Dar Al Arkan Real Estate Development Co.*	3,148	10,021

Dr Sulaiman Al Habib Medical Services Group Co.	469	33,537

Elm Co.	154	32,716

Etihad Etisalat Co.	2,194	27,347

Jarir Marketing Co.	3,200	10,852

Mobile Telecommunications Co. Saudi Arabia	2,628	7,918

Mouwasat Medical Services Co.	568	16,204

Nahdi Medical Co.	215	7,509

Power & Water Utility Co. for Jubail & Yanbu	470	7,356

Riyad Bank	8,136	52,928

SABIC Agri-Nutrients Co.	1,251	35,355

Sahara International Petrochemical Co.	1,801	14,333

SAL Saudi Logistics Services	155	10,513

	Number of Shares	Value $

Saudi Arabian Mining Co.*	7,863	96,854

Saudi Arabian Oil Co., 144A	14,813	114,533

Saudi Aramco Base Oil Co.	330	11,455

Saudi Awwal Bank	5,667	57,868

Saudi Basic Industries Corp.	5,101	103,361

Saudi Electricity Co.	6,058	27,006

Saudi Industrial Investment Group	2,082	11,890

Saudi Investment Bank	3,382	11,271

Saudi Kayan Petrochemical Co.*	4,663	9,909

Saudi National Bank	16,799	151,611

Saudi Research & Media Group*	208	11,324

Saudi Tadawul Group Holding Co.	228	14,310

Saudi Telecom Co.	11,564	110,994

Savola Group*	1,298	14,933

Yanbu National Petrochemical Co.	1,411	13,618

(Cost $1,468,077)		1,608,409

Singapore – 0.8%

BOC Aviation Ltd., 144A	1,235	9,159

CapitaLand Ascendas REIT	21,508	41,545

CapitaLand Integrated Commercial Trust REIT	30,940	44,881

CapitaLand Investment Ltd.	14,057	27,673

DBS Group Holdings Ltd.	11,446	304,871

Genting Singapore Ltd.	28,300	19,059

Grab Holdings Ltd.*, Class A	10,982	40,304

Keppel Ltd.	8,500	42,274

Oversea-Chinese Banking Corp. Ltd.	19,566	210,112

Sea Ltd.*, ADR	2,208	149,084

Sembcorp Industries Ltd.	6,200	23,356

Singapore Airlines Ltd.	9,450	47,348

Singapore Exchange Ltd.	5,093	36,034

Singapore Technologies

Engineering Ltd.	9,430	29,172

Singapore Telecommunications Ltd.	50,700	93,055

United Overseas Bank Ltd.	7,022	160,011

Wilmar International Ltd.	11,237	25,697

(Cost $1,275,276)		1,303,635

South Africa – 0.7%

Absa Group Ltd.	4,904	38,942

Anglo American Platinum Ltd.	551	17,909

Aspen Pharmacare Holdings Ltd.	2,097	25,939

Bid Corp. Ltd.	2,003	44,340

Bidvest Group Ltd.	1,734	22,673

Capitec Bank Holdings Ltd.	504	57,145

Clicks Group Ltd.	1,169	18,405

Discovery Ltd.	3,021	17,640

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Exxaro Resources Ltd.	1,589	15,347

FirstRand Ltd.	29,192	101,010

Gold Fields Ltd.	5,326	82,982

Harmony Gold Mining Co. Ltd.	3,264	29,697

Impala Platinum Holdings Ltd.	5,698	29,183

Kumba Iron Ore Ltd.	412	10,753

MTN Group Ltd.	9,663	42,212

Naspers Ltd., Class N	1,060	210,382

Nedbank Group Ltd.	2,667	32,438

Northam Platinum Holdings Ltd.	2,088	14,419

Old Mutual Ltd.	28,074	15,886

OUTsurance Group Ltd.	5,701	12,155

Pepkor Holdings Ltd., 144A	10,826	9,786

Remgro Ltd.	2,326	14,945

Sanlam Ltd.	9,867	37,209

Sasol Ltd.	3,350	22,131

Shoprite Holdings Ltd.	2,635	35,024

Sibanye Stillwater Ltd.	15,239	19,153

Standard Bank Group Ltd.	7,534	71,863

Vodacom Group Ltd.	2,823	13,893

Woolworths Holdings Ltd.	5,743	16,647

(Cost $1,140,160)		1,080,108

South Korea – 3.0%

Alteogen, Inc.*	248	33,298

Amorepacific Corp.	179	25,107

Celltrion Pharm, Inc.*	141	9,084

Celltrion, Inc.	841	107,027

CJ CheilJedang Corp.	49	12,369

CosmoAM&T Co. Ltd.*	147	16,457

Coway Co. Ltd.	325	13,239

DB Insurance Co. Ltd.	281	21,006

Doosan Bobcat, Inc.	371	15,461

Doosan Enerbility Co. Ltd.*	2,580	38,759

Ecopro BM Co. Ltd.*	264	36,476

Ecopro Co. Ltd.*	555	37,840

Ecopro Materials Co. Ltd.*	106	6,079

Enchem Co. Ltd.*	62	13,143

GS Holdings Corp.	304	9,573

Hana Financial Group, Inc.	1,712	76,292

Hanjin Kal Corp.	155	7,131

Hankook Tire & Technology Co. Ltd.	342	10,831

Hanmi Pharm. Co. Ltd.	27	5,529

Hanmi Semiconductor Co. Ltd.	269	31,416

Hanwha Aerospace Co. Ltd.	236	34,943

Hanwha Ocean Co. Ltd.*	355	7,615

Hanwha Solutions Corp.	865	19,648

HD Hyundai Co. Ltd.	312	15,481

HD Hyundai Electric Co. Ltd.	124	26,958

	Number of Shares	Value $

HD Hyundai Heavy Industries Co. Ltd.*	124	11,526

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	219	20,626

HLB, Inc.*	739	32,665

HMM Co. Ltd.	1,108	14,405

HYBE Co. Ltd.	99	14,301

Hyundai Engineering & Construction Co. Ltd.	452	10,838

Hyundai Glovis Co. Ltd.	111	14,391

Hyundai Mobis Co. Ltd.	343	53,139

Hyundai Motor Co.	814	148,743

Hyundai Steel Co.	483	10,343

Industrial Bank of Korea	1,244	12,363

Kakao Corp.	1,782	55,730

KakaoBank Corp.	701	11,265

KB Financial Group, Inc.	2,197	125,992

Kia Corp.	1,580	134,315

Korea Aerospace Industries Ltd.	409	15,302

Korea Electric Power Corp.*	1,572	22,083

Korea Investment Holdings Co. Ltd.	286	13,468

Korea Zinc Co. Ltd.	48	18,270

Korean Air Lines Co. Ltd.	989	14,893

Krafton, Inc.*	163	29,432

KT Corp.	191	5,049

KT&G Corp.	500	30,154

Kum Yang Co. Ltd.*	257	15,462

Kumho Petrochemical Co. Ltd.	116	12,349

L&F Co. Ltd.*	134	15,137

LG Chem Ltd.	299	75,908

LG Corp.	573	33,646

LG Display Co. Ltd.*	1,760	12,623

LG Electronics, Inc.	627	47,459

LG Energy Solution Ltd.*	268	64,070

LG H&H Co. Ltd.	47	14,172

LG Innotek Co. Ltd.	85	15,225

LG Uplus Corp.	922	6,426

Lotte Chemical Corp.	109	8,904

Meritz Financial Group, Inc.	570	31,659

Mirae Asset Securities Co. Ltd.	1,783	9,285

NAVER Corp.	712	87,525

NCSoft Corp.	53	7,285

Netmarble Corp.*, 144A	128	5,565

NH Investment & Securities Co. Ltd.	155	1,375

Orion Corp.	110	7,285

Posco DX Co. Ltd.	274	6,996

POSCO Future M Co. Ltd.	193	34,919

POSCO Holdings, Inc.	403	107,405

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Posco International Corp.	404	12,562

Samsung Biologics Co. Ltd.*, 144A	118	62,215

Samsung C&T Corp.	497	48,496

Samsung E&A Co. Ltd.*	1,026	17,340

Samsung Electro-Mechanics Co. Ltd.	347	38,847

Samsung Electronics Co. Ltd.	27,639	1,467,240

Samsung Fire & Marine Insurance Co. Ltd.	176	44,300

Samsung Heavy Industries Co. Ltd.*	3,789	25,068

Samsung Life Insurance Co. Ltd.	443	26,973

Samsung SDI Co. Ltd.	331	89,531

Samsung SDS Co. Ltd.	260	28,769

Shinhan Financial Group Co. Ltd.	2,462	83,842

SK Biopharmaceuticals Co. Ltd.*	244	15,050

SK Bioscience Co. Ltd.*	145	5,414

SK Hynix, Inc.	3,148	430,177

SK IE Technology Co. Ltd.*, 144A	142	4,425

SK Innovation Co. Ltd.*	349	25,207

SK Square Co. Ltd.*	560	31,386

SK Telecom Co. Ltd.	388	14,292

SK, Inc.	198	25,198

SKC Co. Ltd.*	116	11,662

S-Oil Corp.	293	14,433

Woori Financial Group, Inc.	3,291	33,681

Yuhan Corp.	312	15,504

(Cost $3,642,649)		4,642,347

Spain – 1.7%

Acciona SA	152	19,445

ACS Actividades de Construccion y Servicios SA	1,193	53,228

Aena SME SA, 144A	410	79,899

Amadeus IT Group SA	2,536	179,795

Banco Bilbao Vizcaya Argentaria SA	34,237	369,260

Banco de Sabadell SA	31,465	66,183

Banco Santander SA	86,883	455,760

Banco Santander SA	4,119	20,446

CaixaBank SA	22,198	126,933

Cellnex Telecom SA*, 144A	2,871	104,452

EDP Renovaveis SA	1,684	26,897

Endesa SA	1,889	37,509

Grifols SA*	1,771	17,925

Iberdrola SA	33,436	438,985

Industria de Diseno Textil SA	6,373	301,219

Redeia Corp. SA	2,098	37,652

Repsol SA	7,017	114,359

Telefonica SA	26,598	123,666

(Cost $2,020,242)		2,573,613

	Number of Shares	Value $

Sweden – 2.1%

Alfa Laval AB	1,599	73,721

Assa Abloy AB, Class B	5,781	168,751

Atlas Copco AB, Class A	15,398	293,798

Atlas Copco AB, Class B	9,146	150,566

Beijer Ref AB	2,048	33,112

Boliden AB	1,586	55,278

Epiroc AB, Class A	3,941	81,899

Epiroc AB, Class B	2,344	43,744

EQT AB	2,092	63,213

Essity AB, Class B	3,800	97,311

Evolution AB, 144A	1,124	120,475

Fastighets AB Balder*, Class B	3,804	25,541

Getinge AB, Class B	1,461	25,960

H & M Hennes & Mauritz AB, Class B	3,676	64,830

Hexagon AB, Class B	12,690	138,911

Holmen AB, Class B	425	17,745

Husqvarna AB, Class B	2,481	20,439

Industrivarden AB, Class A	724	25,661

Industrivarden AB, Class C	1,032	36,097

Indutrade AB	1,510	38,798

Investment AB Latour, Class B	881	24,436

Investor AB, Class B	10,008	270,457

L E Lundbergforetagen AB, Class B	447	22,639

Lifco AB, Class B	1,561	41,206

Nibe Industrier AB, Class B	8,289	42,044

Saab AB, Class B	1,816	43,726

Sagax AB, Class B	1,080	28,386

Sandvik AB	6,175	135,247

Securitas AB, Class B	2,900	29,706

Skandinaviska Enskilda Banken AB, Class A	9,181	130,117

Skanska AB, Class B	1,879	33,075

SKF AB, Class B	1,839	40,069

Svenska Cellulosa AB SCA, Class B	3,569	54,549

Svenska Handelsbanken AB, Class A	8,133	76,230

Swedbank AB, Class A	4,731	98,046

Swedish Orphan Biovitrum AB*	1,046	28,068

Tele2 AB, Class B	2,532	24,685

Telefonaktiebolaget LM Ericsson, Class B	15,613	95,809

Telia Co. AB	11,667	30,210

Trelleborg AB, Class B	1,240	48,191

Volvo AB, Class A	1,038	28,090

Volvo AB, Class B	9,191	246,282

Volvo Car AB*, Class B	3,804	12,696

(Cost $2,589,011)		3,159,814

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Switzerland – 6.5%

ABB Ltd.	9,208	504,101

Adecco Group AG	975	36,889

Alcon, Inc.	2,865	255,083

Avolta AG*	549	22,243

Bachem Holding AG	234	20,966

Baloise Holding AG	278	48,030

Banque Cantonale Vaudoise	217	22,858

Barry Callebaut AG	22	38,180

BKW AG	146	22,975

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	128,121

Cie Financiere Richemont SA, Class A	3,102	495,199

Clariant AG*	1,336	21,320

Coca-Cola HBC AG*	1,169	39,445

DSM-Firmenich AG	1,047	120,023

EMS-Chemie Holding AG	46	37,928

Geberit AG	192	117,113

Givaudan SA	55	258,253

Glencore PLC	59,178	362,522

Helvetia Holding AG	227	30,465

Holcim AG*	3,015	263,226

Julius Baer Group Ltd.	1,114	66,765

Kuehne + Nagel International AG	289	81,830

Logitech International SA	852	84,412

Lonza Group AG	418	225,317

Nestle SA	15,450	1,636,174

Novartis AG	11,399	1,176,977

Partners Group Holding AG	128	171,073

Roche Holding AG	178	49,868

Roche Holding AG	4,084	1,045,497

Sandoz Group AG	2,289	81,327

Schindler Holding AG	126	31,837

Schindler Holding AG Participation Certificates	211	54,624

SGS SA	860	80,058

SIG Group AG*	1,640	34,041

Sika AG	874	264,326

Sonova Holding AG	304	95,949

STMicroelectronics NV	3,788	155,590

Straumann Holding AG	672	87,132

Swatch Group AG – Bearer	169	36,175

Swatch Group AG – Registered	318	13,251

Swiss Life Holding AG	166	115,493

Swiss Prime Site AG	434	40,064

Swiss Re AG	1,774	225,498

Swisscom AG	159	87,786

Temenos AG	313	20,119

	Number of Shares	Value $

UBS Group AG	19,150	604,625

VAT Group AG, 144A	173	93,292

Zurich Insurance Group AG	830	435,719

(Cost $7,692,223)		9,939,759

Taiwan – 4.9%

Accton Technology Corp.	2,744	42,692

Acer, Inc.	15,004	24,502

Advantech Co. Ltd.	2,617	28,518

Airtac International Group	808	25,442

Alchip Technologies Ltd.	434	38,451

ASE Technology Holding Co. Ltd.	19,096	92,550

Asia Cement Corp.	11,957	15,337

Asia Vital Components Co. Ltd.	1,891	44,890

Asustek Computer, Inc.	3,969	62,854

AUO Corp.*	40,692	22,360

Catcher Technology Co. Ltd.	3,469	24,041

Cathay Financial Holding Co. Ltd.*	57,257	99,334

Chailease Holding Co. Ltd.	8,242	38,673

Chang Hwa Commercial Bank Ltd.	29,493	16,570

Cheng Shin Rubber Industry Co. Ltd.	9,594	18,007

China Airlines Ltd.	17,656	12,209

China Development Financial Holding Corp.*	92,961	40,463

China Steel Corp.	64,594	47,358

Chunghwa Telecom Co. Ltd.	22,587	89,249

Compal Electronics, Inc.	27,125	31,024

CTBC Financial Holding Co. Ltd.	105,406	115,187

Delta Electronics, Inc.	11,244	112,808

E Ink Holdings, Inc.	4,643	31,461

E.Sun Financial Holding Co. Ltd.	86,885	76,709

Eclat Textile Co. Ltd.	1,129	16,903

eMemory Technology, Inc.	336	22,819

Eva Airways Corp.	15,796	17,457

Evergreen Marine Corp. Taiwan Ltd.	5,990	38,924

Far Eastern New Century Corp.	11,992	12,512

Far EasTone Telecommunications Co. Ltd.	9,472	24,415

Feng TAY Enterprise Co. Ltd.	2,494	11,895

First Financial Holding Co. Ltd.	58,992	50,080

Formosa Chemicals & Fibre Corp.	19,380	31,648

Formosa Petrochemical Corp.	8,746	18,197

Formosa Plastics Corp.	22,719	45,797

Fortune Electric Co. Ltd.	682	15,032

Fubon Financial Holding Co. Ltd.	45,330	102,711

Gigabyte Technology Co. Ltd.	3,000	29,450

Global Unichip Corp.	548	24,614

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Globalwafers Co. Ltd.	1,063	17,293

Hon Hai Precision Industry Co. Ltd.	71,266	378,396

Hotai Motor Co. Ltd.	2,131	40,391

Hua Nan Financial Holdings Co. Ltd.	57,347	44,257

Innolux Corp.*	47,654	20,521

Inventec Corp.	13,870	22,907

Largan Precision Co. Ltd.	610	42,840

Lite-On Technology Corp.	11,678	38,754

MediaTek, Inc.	8,699	331,644

Mega Financial Holding Co. Ltd.	66,613	80,300

Micro-Star International Co. Ltd.	4,501	26,608

Nan Ya Plastics Corp.	25,376	41,674

Nanya Technology Corp.	7,561	15,055

Nien Made Enterprise Co. Ltd.	1,542	16,708

Novatek Microelectronics Corp.	3,668	67,146

Pegatron Corp.	12,436	40,693

PharmaEssentia Corp.*	1,000	12,873

Pou Chen Corp.	11,351	13,123

President Chain Store Corp.	3,049	25,413

Quanta Computer, Inc.	15,017	127,019

Realtek Semiconductor Corp.	2,916	48,879

Ruentex Development Co. Ltd.*	9,137	12,580

Shanghai Commercial & Savings Bank Ltd.	23,764	33,782

Shin Kong Financial Holding Co. Ltd.*	87,480	25,520

SinoPac Financial Holdings Co. Ltd.	54,080	38,481

Synnex Technology International Corp.	7,230	18,837

Taishin Financial Holding Co. Ltd.	61,897	35,158

Taiwan Business Bank	34,816	18,164

Taiwan Cement Corp.	40,975	41,741

Taiwan Cooperative Financial Holding Co. Ltd.	56,508	44,569

Taiwan High Speed Rail Corp.	9,687	8,971

Taiwan Mobile Co. Ltd.	8,900	28,985

Taiwan Semiconductor Manufacturing Co. Ltd.	141,696	3,591,172

Unimicron Technology Corp.	7,427	41,842

Uni-President Enterprises Corp.	26,268	64,871

United Microelectronics Corp.	65,165	110,640

Vanguard International

Semiconductor Corp.	5,110	16,958

Voltronic Power Technology Corp.	354	18,523

Walsin Lihwa Corp.	15,905	18,142

Wan Hai Lines Ltd.	4,590	11,293

Winbond Electronics Corp.	18,606	14,359

Wistron Corp.	16,000	55,319

	Number of Shares	Value $

Wiwynn Corp.	608	46,359

WPG Holdings Ltd.	9,996	26,599

Yageo Corp.	1,959	40,034

Yang Ming Marine Transport Corp.	9,989	22,048

Yuanta Financial Holding Co. Ltd.	58,467	57,124

Zhen Ding Technology Holding Ltd.	3,857	14,526

(Cost $3,941,154)		7,522,234

Thailand – 0.4%

Advanced Info Service PCL, NVDR	6,500	35,866

Airports of Thailand PCL, NVDR	25,230	44,576

Asset World Corp. PCL, NVDR	40,500	4,183

Bangkok Dusit Medical Services PCL, NVDR	60,900	44,694

Bangkok Expressway & Metro PCL, NVDR	39,500	8,428

Bumrungrad Hospital PCL, NVDR	3,300	21,707

Central Pattana PCL, NVDR	11,100	17,273

Central Retail Corp. PCL, NVDR	9,800	8,124

Charoen Pokphand Foods PCL, NVDR*	23,600	14,626

CP ALL PCL, NVDR	32,500	50,795

CP Axtra PCL, NVDR	17,800	13,910

Delta Electronics Thailand PCL, NVDR	17,900	35,883

Energy Absolute PCL, NVDR(b)	9,700	6,038

Global Power Synergy PCL(b), Class F	5,600	7,154

Gulf Energy Development PCL, NVDR	16,510	18,175

Home Product Center PCL, NVDR	29,000	7,331

Indorama Ventures PCL, NVDR	10,200	6,404

Intouch Holdings PCL, NVDR	6,400	11,699

Krung Thai Bank PCL, NVDR	26,200	12,249

Krungthai Card PCL, NVDR	5,800	7,213

Minor International PCL, NVDR	19,194	16,043

PTT Exploration & Production PCL, NVDR	8,293	34,714

PTT Global Chemical PCL, NVDR	16,900	15,963

PTT Oil & Retail Business PCL, NVDR	16,400	8,068

PTT PCL, NVDR	53,600	47,714

SCB X PCL, NVDR	4,600	13,254

SCG Packaging PCL, NVDR	7,900	7,140

Siam Cement PCL, NVDR	5,500	35,281

Thai Oil PCL, NVDR	6,675	9,389

True Corp. PCL, NVDR*	39,012	9,119

(Cost $684,943)		573,013

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Turkey – 0.2%

Akbank TAS	23,169	47,742

Aselsan Elektronik Sanayi Ve Ticaret AS	5,728	10,426

BIM Birlesik Magazalar AS	2,466	36,734

Coca-Cola Icecek AS	551	13,021

Eregli Demir ve Celik Fabrikalari TAS	8,429	12,540

Ford Otomotiv Sanayi AS	286	9,701

Haci Omer Sabanci Holding AS	6,969	21,130

KOC Holding AS	5,007	37,013

Pegasus Hava Tasimaciligi AS*	1,302	8,154

Sasa Polyester Sanayi AS*	6,863	9,367

Tofas Turk Otomobil Fabrikasi AS	1,142	10,942

Turk Hava Yollari AO*	3,271	30,732

Turkcell Iletisim Hizmetleri AS	5,784	17,878

Turkiye Is Bankasi AS, Class C	45,674	22,835

Turkiye Petrol Rafinerileri AS	5,489	30,099

Turkiye Sise ve Cam Fabrikalari AS	8,955	13,801

Yapi ve Kredi Bankasi AS	22,378	22,445

(Cost $227,506)		354,560

United Arab Emirates – 0.3%

Abu Dhabi Commercial Bank PJSC	18,116	38,471

Abu Dhabi Islamic Bank PJSC	7,249	22,144

Abu Dhabi National Oil Co. for Distribution PJSC	15,036	13,263

Aldar Properties PJSC	23,453	35,118

Americana Restaurants International PLC	14,047	12,391

Dubai Islamic Bank PJSC	16,344	24,563

Emaar Properties PJSC	40,304	84,052

Emirates NBD Bank PJSC	10,460	44,283

Emirates Telecommunications Group Co. PJSC	20,163	88,380

First Abu Dhabi Bank PJSC	24,784	78,271

Multiply Group PJSC*	20,274	10,432

(Cost $459,923)		451,368

United Kingdom – 8.8%

3i Group PLC	5,793	211,339

Admiral Group PLC	1,528	52,843

Anglo American PLC	7,525	241,013

Anglogold Ashanti PLC	2,415	57,518

Ashtead Group PLC	2,510	181,923

Associated British Foods PLC	2,014	65,442

AstraZeneca PLC	8,983	1,395,340

Auto Trader Group PLC, 144A	5,490	57,098

Aviva PLC	14,976	91,580

BAE Systems PLC	17,475	309,964

Barclays PLC	89,206	250,076

	Number of Shares	Value $

Barratt Developments PLC	5,623	36,055

Berkeley Group Holdings PLC	595	39,729

BP PLC	97,283	605,125

British American Tobacco PLC	11,750	361,585

BT Group PLC	37,228	61,954

Bunzl PLC	1,927	72,093

Burberry Group PLC	2,061	27,182

Centrica PLC	32,682	58,949

Coca-Cola Europacific Partners PLC	1,165	85,872

Compass Group PLC	9,721	271,523

Croda International PLC	745	43,099

Diageo PLC	13,089	438,732

Endeavour Mining PLC	1,007	22,032

Entain PLC	3,732	32,109

GSK PLC	23,923	538,498

Haleon PLC	38,701	160,322

Halma PLC	2,022	57,354

Hargreaves Lansdown PLC	1,594	21,439

HSBC Holdings PLC	109,378	970,607

Imperial Brands PLC	4,628	114,465

Informa PLC	7,613	82,244

InterContinental Hotels Group PLC	961	96,740

Intertek Group PLC	1,034	62,927

J Sainsbury PLC	10,437	36,866

JD Sports Fashion PLC	14,680	23,850

Kingfisher PLC	11,288	37,987

Land Securities Group PLC REIT	4,100	34,089

Legal & General Group PLC	32,673	104,084

Lloyds Banking Group PLC	370,517	262,127

London Stock Exchange Group PLC	2,638	307,978

M&G PLC	11,646	29,546

Melrose Industries PLC	7,810	61,284

Mondi PLC	2,397	47,679

National Grid PLC	21,490	241,633

NatWest Group PLC	37,852	151,934

Next PLC	669	79,604

Pearson PLC	3,601	43,500

Persimmon PLC	2,008	36,973

Phoenix Group Holdings PLC	3,787	23,945

Reckitt Benckiser Group PLC	4,194	237,924

RELX PLC	10,921	475,374

Rentokil Initial PLC	13,914	73,455

Rio Tinto PLC	6,514	454,534

Rolls-Royce Holdings PLC*	48,663	281,148

Sage Group PLC	5,724	74,579

Schroders PLC	4,182	20,879

Segro PLC REIT	7,201	83,611

See Notes to Financial Statements.

DBX ETF Trust  |  25

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Severn Trent PLC	1,661	50,500

Shell PLC	37,037	1,326,871

Smith & Nephew PLC	4,640	58,558

Smiths Group PLC	2,025	44,434

Spirax-Sarco Engineering PLC	402	45,641

SSE PLC	6,575	147,037

Standard Chartered PLC	12,388	122,716

Taylor Wimpey PLC	20,230	37,932

Tesco PLC	40,228	159,420

Unilever PLC	14,466	788,761

United Utilities Group PLC	3,769	48,795

Vodafone Group PLC	133,050	128,205

Whitbread PLC	1,047	39,397

Wise PLC*, Class A	3,842	39,875

WPP PLC	6,236	64,905

(Cost $11,565,045)		13,502,401

United States – 0.1%

BeiGene Ltd.*	3,831	43,378

Brookfield Renewable Corp., Class A	777	24,497

Legend Biotech Corp.*, ADR	534	21,365

RB Global, Inc.	1,009	73,335

Southern Copper Corp.	497	58,959

(Cost $197,389)		221,534

TOTAL COMMON STOCKS

(Cost $119,435,505)		149,355,039

PREFERRED STOCKS – 0.9%

Brazil – 0.4%

Banco Bradesco SA	33,572	81,007

Centrais Eletricas Brasileiras SA, Class B	958	7,139

Cia Energetica de Minas Gerais	10,303	19,522

Companhia Paranaense de Energia, Class B	3,634	6,284

Gerdau SA	7,898	27,241

Itau Unibanco Holding SA	27,293	161,287

Itausa SA	30,082	55,743

Petroleo Brasileiro SA	27,741	204,931

(Cost $454,876)		563,154

Chile – 0.0%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $27,929)	805	37,708

Colombia – 0.0%

Bancolombia SA

(Cost $25,225)	2,686	23,694

Germany – 0.3%

Bayerische Motoren Werke AG	329	31,557

Dr Ing hc F Porsche AG, 144A	700	57,649

	Number of Shares	Value $

Henkel AG & Co. KGaA	952	85,860

Porsche Automobil Holding SE	817	44,785

Sartorius AG	138	36,162

Volkswagen AG	1,137	141,876

(Cost $476,135)		397,889

Russia – 0.0%

Surgutneftegas PJSC*(c)

(Cost $22,479)	41,062	0

South Korea – 0.2%

Hyundai Motor Co.	104	11,523

Hyundai Motor Co. - 2nd Preferred	228	25,294

LG Chem Ltd.	44	7,532

Samsung Electronics Co. Ltd.	4,750	206,872

(Cost $153,469)		251,221

TOTAL PREFERRED STOCKS

(Cost $1,160,113)		1,273,666

RIGHTS – 0.0%

France – 0.0%

Alstom SA*, expires 6/24/24

(Cost $0)	1,361	1,460

United Kingdom – 0.0%

National Grid PLC*, expires 6/24/24

(Cost $0)	6,267	15,656

TOTAL RIGHTS

(Cost $0)		17,116

WARRANTS – 0.0%

Canada – 0.0%

Constellation Software, Inc.*(c), expires 8/22/28

(Cost $0)	108	0

Thailand – 0.0%

BTS Group Holdings PCL*, expires 11/7/24	3,960	1

BTS Group Holdings PCL*, expires 11/20/26	7,920	13

(Cost $0)		14

TOTAL WARRANTS

(Cost $0)		14

SECURITIES LENDING COLLATERAL – 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(e)(f), 5.24%

(Cost $409,881)	409,881	409,881

See Notes to Financial Statements.

26  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

CASH EQUIVALENTS – 2.2%

DWS Government Money Market Series “Institutional Shares”(e), 5.26%

(Cost $3,344,936)	3,344,936	3,344,936

	Number of Shares	Value $

TOTAL INVESTMENTS – 100.3%

(Cost $124,350,435)		154,400,652

Other assets and liabilities, net – (0.3%)		(481,470)

NET ASSETS – 100.0%		153,919,182

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

COMMON STOCKS – 0.1%

Germany – 0.1%

Deutsche Bank AG (d)

112,988	8,034	(10,061)	(8,679)	77,367	5,320	—	10,874	179,649

SECURITIES LENDING COLLATERAL – 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (e)(f)

2,996,484	—	(2,586,603) (g)	—	—	3,630	—	409,881	409,881

CASH EQUIVALENTS – 2.2%

DWS Government Money Market Series “Institutional Shares”, 5.26% (e)

2,327,718	28,880,101	(27,862,883)	—	—	156,150	—	3,344,936	3,344,936

5,437,190	28,888,135	(30,459,547)	(8,679)	77,367	165,100	—	3,765,691	3,934,466

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $389,227, which is 0.3% of net assets.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

See Notes to Financial Statements.

DBX ETF Trust  |  27

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

ADR:	American Depositary Receipt

CDI:	Chess Depositary Interests

CPO:	Ordinary Participation Certificates

CVA:	Credit Valuation Adjustment

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

SAQ:	Societe Anonyme Qatar

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

MINI S&P/TSX 60 Futures	CAD	5	242,880	244,763	6/20/2024	1,883

MSCI EAFE Futures	USD	20	2,331,673	2,370,200	6/21/2024	38,527

MSCI Emerging Markets Index Future	USD	19	1,006,364	1,003,675	6/21/2024	(2,689)

Total net unrealized appreciation						37,721

At May 31, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	6/4/2024	AED	1,875,000	USD	510,524	39	—

RBC Capital Markets	6/4/2024	AUD	10,820,200	USD	7,032,924	—	(167,164)

JP Morgan & Chase Co.	6/4/2024	CAD	229,000	USD	166,765	—	(1,266)

JP Morgan & Chase Co.	6/4/2024	CAD	15,668,500	USD	11,410,484	—	(86,454)

Bank of America	6/4/2024	CHF	8,334,700	USD	9,120,175	—	(120,835)

JP Morgan & Chase Co.	6/4/2024	CNH	624,000	USD	86,139	218	—

JP Morgan & Chase Co.	6/4/2024	CNH	11,961,200	USD	1,651,199	4,210	—

JP Morgan & Chase Co.	6/4/2024	CZK	1,736,400	USD	73,761	—	(2,552)

Bank of America	6/4/2024	DKK	24,846,700	USD	3,567,916	—	(47,352)

RBC Capital Markets	6/4/2024	EUR	30,846,100	USD	33,024,297	—	(451,377)

RBC Capital Markets	6/4/2024	EUR	99,000	USD	105,989	—	(1,450)

RBC Capital Markets	6/4/2024	GBP	487,000	USD	609,890	—	(10,683)

RBC Capital Markets	6/4/2024	GBP	11,366,900	USD	14,235,451	—	(249,126)

RBC Capital Markets	6/4/2024	HKD	7,754,000	USD	992,430	805	—

RBC Capital Markets	6/4/2024	HKD	74,006,600	USD	9,472,299	7,923	—

JP Morgan & Chase Co.	6/4/2024	HUF	26,350,800	USD	71,953	—	(1,409)

JP Morgan & Chase Co.	6/4/2024	ILS	1,380,800	USD	370,456	—	(2,313)

Goldman Sachs & Co.	6/4/2024	JPY	3,531,076,700	USD	22,550,399	83,210	—

See Notes to Financial Statements.

28  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	6/4/2024	KWD	104,000	USD	338,222	—	(817)

JP Morgan & Chase Co.	6/4/2024	MXN	18,763,000	USD	1,095,637	—	(9,528)

JP Morgan & Chase Co.	6/4/2024	MXN	752,000	USD	43,911	—	(383)

Goldman Sachs & Co.	6/4/2024	NOK	6,101,700	USD	551,434	—	(29,945)

Goldman Sachs & Co.	6/4/2024	NOK	459,000	USD	41,480	—	(2,254)

JP Morgan & Chase Co.	6/4/2024	NZD	274,600	USD	162,492	—	(6,304)

RBC Capital Markets	6/4/2024	PHP	15,305,600	USD	265,027	3,508	—

JP Morgan & Chase Co.	6/4/2024	PLN	169,000	USD	41,756	—	(1,141)

JP Morgan & Chase Co.	6/4/2024	PLN	1,505,600	USD	372,010	—	(10,157)

Goldman Sachs & Co.	6/4/2024	QAR	1,313,000	USD	360,491	—	(112)

Goldman Sachs & Co.	6/4/2024	SAR	6,550,000	USD	1,745,922	—	(351)

RBC Capital Markets	6/4/2024	SEK	32,894,400	USD	3,001,273	—	(125,037)

Goldman Sachs & Co.	6/4/2024	SGD	1,551,900	USD	1,139,653	—	(9,108)

Goldman Sachs & Co.	6/4/2024	SGD	69,000	USD	50,671	—	(405)

Goldman Sachs & Co.	6/4/2024	THB	23,121,600	USD	623,098	—	(5,582)

Goldman Sachs & Co.	6/4/2024	TRY	8,933,500	USD	266,819	—	(9,430)

Goldman Sachs & Co.	6/4/2024	TRY	1,905,000	USD	56,880	—	(2,028)

Goldman Sachs & Co.	6/4/2024	USD	510,475	AED	1,875,000	9	—

Citigroup Global Markets	6/4/2024	USD	7,122,153	AUD	10,709,200	4,073	—

RBC Capital Markets	6/4/2024	USD	72,149	AUD	111,000	1,714	—

JP Morgan & Chase Co.	6/4/2024	USD	1,655,357	CAD	2,256,500	375	—

RBC Capital Markets	6/4/2024	USD	10,006,969	CAD	13,641,000	2,268	—

Bank of America	6/4/2024	USD	9,187,718	CHF	8,288,700	2,290	—

Bank of America	6/4/2024	USD	50,336	CHF	46,000	666	—

JP Morgan & Chase Co.	6/4/2024	USD	1,731,602	CNH	12,585,200	1,307	—

JP Morgan & Chase Co.	6/4/2024	USD	76,298	CZK	1,736,400	14	—

Bank of America	6/4/2024	USD	3,616,327	DKK	24,846,700	—	(1,060)

Bank of America	6/4/2024	USD	33,594,001	EUR	30,945,100	—	(10,887)

RBC Capital Markets	6/4/2024	USD	15,092,385	GBP	11,853,900	12,764	—

RBC Capital Markets	6/4/2024	USD	10,450,843	HKD	81,760,600	5,158	—

JP Morgan & Chase Co.	6/4/2024	USD	73,341	HUF	26,350,800	21	—

JP Morgan & Chase Co.	6/4/2024	USD	371,153	ILS	1,380,800	1,616	—

Goldman Sachs & Co.	6/4/2024	USD	399,802	JPY	62,602,000	—	(1,484)

JP Morgan & Chase Co.	6/4/2024	USD	22,071,811	JPY	3,468,474,700	—	(2,940)

Goldman Sachs & Co.	6/4/2024	USD	338,817	KWD	104,000	222	—

JP Morgan & Chase Co.	6/4/2024	USD	1,144,340	MXN	19,515,000	5,119	—

Goldman Sachs & Co.	6/4/2024	USD	624,736	NOK	6,560,700	377	—

JP Morgan & Chase Co.	6/4/2024	USD	168,714	NZD	274,600	83	—

RBC Capital Markets	6/4/2024	USD	261,411	PHP	15,305,600	109	—

JP Morgan & Chase Co.	6/4/2024	USD	425,349	PLN	1,674,600	—	(285)

Goldman Sachs & Co.	6/4/2024	USD	360,615	QAR	1,313,000	—	(12)

Goldman Sachs & Co.	6/4/2024	USD	1,746,341	SAR	6,550,000	—	(68)

Citigroup Global Markets	6/4/2024	USD	3,127,677	SEK	32,894,400	—	(1,366)

Goldman Sachs & Co.	6/4/2024	USD	1,199,157	SGD	1,620,900	681	—

JP Morgan & Chase Co.	6/4/2024	USD	628,304	THB	23,121,600	375	—

Goldman Sachs & Co.	6/4/2024	USD	336,190	TRY	10,838,500	—	(1,033)

Goldman Sachs & Co.	6/4/2024	USD	1,208,222	ZAR	22,747,800	2,323	—

Goldman Sachs & Co.	6/4/2024	ZAR	21,412,800	USD	1,133,861	—	(5,640)

Goldman Sachs & Co.	6/4/2024	ZAR	1,335,000	USD	70,676	—	(368)

JP Morgan & Chase Co.	6/5/2024	BRL	1,344,000	USD	258,715	2,899	—

See Notes to Financial Statements.

DBX ETF Trust  |  29

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	6/5/2024	BRL	228,000	USD	43,845	448	—

RBC Capital Markets	6/5/2024	BRL	9,655,200	USD	1,859,097	21,333	—

Goldman Sachs & Co.	6/5/2024	CLP	164,287,700	USD	171,779	—	(7,164)

Goldman Sachs & Co.	6/5/2024	EGP	830,000	USD	17,159	—	(364)

JP Morgan & Chase Co.	6/5/2024	IDR	12,492,770,900	USD	768,030	—	(700)

Goldman Sachs & Co.	6/5/2024	INR	422,810,700	USD	5,061,056	—	(3,481)

Goldman Sachs & Co.	6/5/2024	INR	22,414,000	USD	268,298	—	(182)

JP Morgan & Chase Co.	6/5/2024	INR	183,889,700	USD	2,201,428	—	(1,251)

Goldman Sachs & Co.	6/5/2024	KRW	7,141,529,400	USD	5,173,522	14,045	—

Goldman Sachs & Co.	6/5/2024	TWD	3,071,000	USD	94,318	—	(537)

Goldman Sachs & Co.	6/5/2024	TWD	232,443,000	USD	7,131,466	—	(48,104)

JP Morgan & Chase Co.	6/5/2024	USD	299,032	BRL	1,572,000	182	—

RBC Capital Markets	6/5/2024	USD	1,839,240	BRL	9,655,200	—	(1,476)

Goldman Sachs & Co.	6/5/2024	USD	179,256	CLP	164,287,700	—	(312)

Goldman Sachs & Co.	6/5/2024	USD	17,559	EGP	830,000	—	(35)

JP Morgan & Chase Co.	6/5/2024	USD	74,169	IDR	1,206,662,000	81	—

JP Morgan & Chase Co.	6/5/2024	USD	693,889	IDR	11,286,108,900	590	—

Goldman Sachs & Co.	6/5/2024	USD	5,333,885	INR	445,224,700	—	(867)

JP Morgan & Chase Co.	6/5/2024	USD	2,203,327	INR	183,889,700	—	(649)

Goldman Sachs & Co.	6/5/2024	USD	144,587	KRW	199,465,000	—	(481)

Goldman Sachs & Co.	6/5/2024	USD	5,011,887	KRW	6,942,064,400	3,484	—

Goldman Sachs & Co.	6/5/2024	USD	7,251,047	TWD	235,514,000	23,379	—

JP Morgan & Chase Co.	6/6/2024	COP	156,011,000	USD	39,733	—	(606)

RBC Capital Markets	6/6/2024	MYR	2,465,200	USD	516,564	—	(7,368)

RBC Capital Markets	6/6/2024	MYR	252,000	USD	52,862	—	(696)

JP Morgan & Chase Co.	6/6/2024	USD	40,311	COP	156,011,000	28	—

RBC Capital Markets	6/6/2024	USD	577,268	MYR	2,717,200	222	—

Goldman Sachs & Co.	7/2/2024	AED	1,875,000	USD	510,517	—	(33)

Citigroup Global Markets	7/2/2024	AUD	10,709,200	USD	7,127,894	—	(4,338)

Citigroup Global Markets	7/2/2024	AUD	69,000	USD	45,925	—	(29)

JP Morgan & Chase Co.	7/2/2024	CAD	2,256,500	USD	1,656,305	—	(364)

RBC Capital Markets	7/2/2024	CAD	13,641,000	USD	10,012,558	—	(2,339)

Bank of America	7/2/2024	CHF	427,000	USD	474,813	—	(180)

Bank of America	7/2/2024	CHF	8,288,700	USD	9,216,958	—	(3,345)

JP Morgan & Chase Co.	7/2/2024	CNH	12,585,200	USD	1,735,423	—	(1,509)

JP Morgan & Chase Co.	7/2/2024	CZK	1,736,400	USD	76,314	—	(21)

Bank of America	7/2/2024	DKK	24,846,700	USD	3,621,955	828	—

Bank of America	7/2/2024	DKK	1,168,000	USD	170,259	36	—

Bank of America	7/2/2024	EUR	416,000	USD	452,159	118	—

Bank of America	7/2/2024	EUR	30,945,100	USD	33,635,374	9,292	—

RBC Capital Markets	7/2/2024	GBP	11,853,900	USD	15,094,495	—	(12,827)

RBC Capital Markets	7/2/2024	HKD	81,760,600	USD	10,459,065	—	(5,418)

RBC Capital Markets	7/2/2024	HKD	1,667,000	USD	213,266	—	(92)

JP Morgan & Chase Co.	7/2/2024	HUF	26,350,800	USD	73,260	—	(25)

JP Morgan & Chase Co.	7/2/2024	ILS	1,380,800	USD	371,537	—	(1,645)

JP Morgan & Chase Co.	7/2/2024	JPY	17,710,000	USD	113,177	—	(3)

JP Morgan & Chase Co.	7/2/2024	JPY	3,468,474,700	USD	22,165,908	—	(212)

Goldman Sachs & Co.	7/2/2024	KWD	104,000	USD	338,046	—	(1,754)

JP Morgan & Chase Co.	7/2/2024	MXN	19,515,000	USD	1,139,289	—	(4,932)

See Notes to Financial Statements.

30  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	7/2/2024	NOK	6,560,700	USD	625,164	—	(397)

JP Morgan & Chase Co.	7/2/2024	NZD	274,600	USD	168,715	—	(82)

RBC Capital Markets	7/2/2024	PHP	15,305,600	USD	261,099	—	(252)

JP Morgan & Chase Co.	7/2/2024	PLN	1,674,600	USD	425,182	261	—

Goldman Sachs & Co.	7/2/2024	QAR	1,313,000	USD	360,482	—	(38)

Goldman Sachs & Co.	7/2/2024	SAR	6,550,000	USD	1,745,875	73	—

Citigroup Global Markets	7/2/2024	SEK	32,894,400	USD	3,132,004	1,210	—

Citigroup Global Markets	7/2/2024	SEK	1,166,000	USD	111,018	41	—

Goldman Sachs & Co.	7/2/2024	SGD	1,620,900	USD	1,200,738	—	(760)

JP Morgan & Chase Co.	7/2/2024	THB	23,121,600	USD	628,817	—	(1,295)

Goldman Sachs & Co.	7/2/2024	TRY	10,838,500	USD	327,554	866	—

Goldman Sachs & Co.	7/2/2024	USD	48,197	AED	177,000	—	(1)

RBC Capital Markets	7/2/2024	USD	258,500	GBP	203,000	215	—

JP Morgan & Chase Co.	7/2/2024	USD	47,639	MXN	816,000	205	—

Goldman Sachs & Co.	7/2/2024	USD	132,491	SAR	497,000	—	(23)

Goldman Sachs & Co.	7/2/2024	USD	70,394	SGD	95,000	25	—

Goldman Sachs & Co.	7/2/2024	ZAR	22,747,800	USD	1,205,405	—	(2,263)

JP Morgan & Chase Co.	7/3/2024	BRL	1,572,000	USD	298,274	—	(44)

RBC Capital Markets	7/3/2024	BRL	9,655,200	USD	1,834,571	2,307	—

Goldman Sachs & Co.	7/3/2024	CLP	164,287,700	USD	179,174	319	—

JP Morgan & Chase Co.	7/3/2024	IDR	11,286,108,900	USD	693,378	—	(831)

Goldman Sachs & Co.	7/3/2024	INR	15,973,000	USD	191,213	57	—

Goldman Sachs & Co.	7/3/2024	INR	445,224,700	USD	5,327,184	—	(1,037)

JP Morgan & Chase Co.	7/3/2024	INR	183,889,700	USD	2,201,296	599	—

Goldman Sachs & Co.	7/3/2024	KRW	6,942,064,400	USD	5,016,595	—	(6,697)

RBC Capital Markets	7/3/2024	MYR	2,717,200	USD	577,771	—	(724)

Goldman Sachs & Co.	7/3/2024	TWD	16,477,000	USD	506,595	—	(3,959)

Goldman Sachs & Co.	7/3/2024	TWD	235,514,000	USD	7,235,453	—	(62,155)

JP Morgan & Chase Co.	7/3/2024	USD	122,034	BRL	643,000	—	(12)

Goldman Sachs & Co.	7/3/2024	USD	76,789	KRW	106,111,000	—	(7)

JP Morgan & Chase Co.	7/5/2024	COP	156,011,000	USD	40,121	—	(10)

Goldman Sachs & Co.	7/8/2024	EGP	830,000	USD	17,259	—	(39)

Total unrealized appreciation (depreciation)						224,620	(1,573,671)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

Currency Abbreviations

AED	Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

32  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$149,351,306	$—	$3,733	$149,355,039

Preferred Stocks (a)	1,273,666	—	0	1,273,666

Rights (a)	17,116	—	—	17,116

Warrants (a)	14	—	0	14

Short-Term Investments (a)	3,754,817	—	—	3,754,817

Derivatives (b)

Forward Foreign Currency Contracts	—	224,620	—	224,620

Futures Contracts	40,410	—	—	40,410

TOTAL	$154,437,329	$224,620	$3,733	$154,665,682

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(1,573,671)	$—	$(1,573,671)

Futures Contracts	(2,689)	—	—	(2,689)

TOTAL	$(2,689)	$(1,573,671)	$—	$(1,576,360)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2024, the amount of transfers from Level 1 to Level 3 was $11,070. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  |  33

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 96.3%

Australia – 6.8%

Ampol Ltd.	80,929	1,869,537

ANZ Group Holdings Ltd.	1,035,324	19,460,097

APA Group(a)	430,473	2,360,062

Aristocrat Leisure Ltd.	196,836	5,884,251

ASX Ltd.	66,322	2,751,340

Aurizon Holdings Ltd.	635,148	1,555,153

BHP Group Ltd.	1,742,333	51,598,731

BlueScope Steel Ltd.	153,607	2,160,560

Brambles Ltd.	496,056	4,699,925

CAR Group Ltd.	124,104	2,880,958

Cochlear Ltd.	22,653	4,861,681

Coles Group Ltd.	466,007	5,091,150

Commonwealth Bank of Australia	574,797	45,717,030

Computershare Ltd.	191,842	3,387,621

CSL Ltd.	165,916	30,920,866

Dexus REIT	372,104	1,678,589

Endeavour Group Ltd.	490,535	1,618,833

Fortescue Ltd.	579,058	9,531,736

Goodman Group REIT	592,220	13,208,009

GPT Group REIT	676,899	1,887,071

Insurance Australia Group Ltd.	816,252	3,367,179

Lottery Corp. Ltd.	761,200	2,466,482

Macquarie Group Ltd.	125,761	15,977,761

Medibank Pvt Ltd.	928,482	2,298,088

Mineral Resources Ltd.	58,823	2,804,621

Mirvac Group REIT	1,362,063	1,776,248

National Australia Bank Ltd.	1,069,569	24,131,641

Northern Star Resources Ltd.	391,721	3,740,064

Orica Ltd.	164,092	2,000,153

Origin Energy Ltd.	583,383	3,955,289

Pilbara Minerals Ltd.	943,275	2,378,635

Pro Medicus Ltd.	19,596	1,566,149

Qantas Airways Ltd.*	282,958	1,157,837

QBE Insurance Group Ltd.	510,981	6,051,667

Ramsay Health Care Ltd.	66,685	2,090,218

REA Group Ltd.	18,004	2,236,592

Reece Ltd.	77,689	1,341,882

Rio Tinto Ltd.	126,186	10,827,208

Santos Ltd.	1,139,411	5,784,359

Scentre Group REIT	1,799,505	3,771,498

SEEK Ltd.	123,974	1,850,988

Seven Group Holdings Ltd.	68,489	1,785,856

Sonic Healthcare Ltd.	151,136	2,446,585

South32 Ltd.	1,551,530	4,098,274

Stockland REIT	826,564	2,474,795

Suncorp Group Ltd.	431,894	4,571,909

	Number of Shares	Value $

Telstra Group Ltd.	1,381,717	3,190,060

Transurban Group(a)	1,052,592	8,761,282

Treasury Wine Estates Ltd.	276,272	2,082,654

Vicinity Ltd. REIT	1,317,735	1,709,673

Washington H Soul Pattinson & Co. Ltd.	78,558	1,622,417

Wesfarmers Ltd.	390,633	16,865,412

Westpac Banking Corp.	1,204,734	20,824,787

WiseTech Global Ltd.	59,653	3,836,845

Woodside Energy Group Ltd.	646,927	11,922,994

Woolworths Group Ltd.	418,544	8,799,915

(Cost $368,228,255)		409,691,217

Austria – 0.2%

Erste Group Bank AG	116,661	5,708,898

OMV AG	50,458	2,531,616

Verbund AG	23,133	1,902,616

voestalpine AG	37,312	1,087,438

(Cost $8,411,061)		11,230,568

Belgium – 0.8%

Ageas SA/NV	54,778	2,716,266

Anheuser-Busch InBev SA/NV	309,052	19,322,121

D’ieteren Group	7,298	1,580,572

Elia Group SA/NV	10,252	1,038,976

Groupe Bruxelles Lambert NV	29,242	2,227,379

KBC Group NV	85,484	6,201,564

Lotus Bakeries NV	133	1,411,369

Sofina SA	5,454	1,314,950

Syensqo SA	26,157	2,594,652

UCB SA	42,756	5,968,385

Umicore SA	67,906	1,335,845

Warehouses De Pauw CVA REIT	64,179	1,863,499

(Cost $48,408,623)		47,575,578

Chile – 0.1%

Antofagasta PLC

(Cost $2,184,039)	138,497	3,887,852

Denmark – 3.7%

A.P. Moller – Maersk A/S, Class A	1,062	1,860,041

A.P. Moller – Maersk A/S, Class B	1,387	2,515,013

Carlsberg AS, Class B	33,374	4,510,197

Coloplast A/S, Class B	42,666	5,119,200

Danske Bank A/S	237,058	7,265,921

Demant A/S*	35,275	1,688,241

DSV A/S	59,977	9,195,956

Genmab A/S*	22,708	6,398,527

Novo Nordisk A/S, Class B	1,121,819	151,326,354

Novonesis (Novozymes) B, Class B	130,005	7,727,339

See Notes to Financial Statements.

34  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Orsted AS*, 144A	63,906	3,894,247

Pandora A/S	29,263	4,784,722

ROCKWOOL A/S, Class B	3,350	1,403,488

Tryg A/S	126,028	2,588,650

Vestas Wind Systems A/S*	342,957	9,621,235

(Cost $110,363,696)		219,899,131

Finland – 1.0%

Elisa OYJ	48,635	2,253,340

Fortum OYJ	152,094	2,312,891

Kesko OYJ, Class B	95,737	1,736,865

Kone OYJ, Class B	117,035	5,941,811

Metso Corp.	226,747	2,753,098

Neste OYJ	152,620	3,190,292

Nokia OYJ	1,833,413	7,143,741

Nordea Bank Abp	1,097,360	13,448,856

Orion OYJ, Class B	37,095	1,508,568

Sampo OYJ, Class A	157,494	6,739,861

Stora Enso OYJ, Class R	196,629	2,861,056

UPM-Kymmene OYJ	180,895	6,899,250

Wartsila OYJ Abp	160,654	3,347,772

(Cost $58,776,395)		60,137,401

France – 11.2%

Accor SA*	64,979	2,812,465

Aeroports de Paris SA	12,126	1,724,925

Air Liquide SA	179,889	35,223,747

Airbus SE	203,542	34,431,040

Alstom SA	99,391	1,940,118

Amundi SA*(b), 144A	21,327	1,634,903

Arkema SA	19,829	2,017,075

AXA SA	625,662	22,436,817

BioMerieux	14,080	1,484,210

BNP Paribas SA	354,621	26,049,723

Bollore SE	241,876	1,619,302

Bouygues SA	65,281	2,549,995

Bureau Veritas SA	107,552	3,220,902

Capgemini SE	53,757	10,825,875

Carrefour SA(b)	195,522	3,180,147

Cie de Saint-Gobain SA	154,777	13,532,676

Cie Generale des Etablissements Michelin SCA(b)	236,572	9,536,130

Covivio SA REIT	17,319	898,257

Credit Agricole SA(b)	361,657	5,856,811

Danone SA	222,679	14,284,455

Dassault Aviation SA	6,807	1,469,802

Dassault Systemes SE	225,414	9,066,788

Edenred SE	84,476	3,945,995

Eiffage SA	25,278	2,779,819

Engie SA	630,752	10,632,120

EssilorLuxottica SA	101,712	22,657,456

	Number of Shares	Value $

Eurazeo SE	14,841	1,243,975

Gecina SA REIT	16,019	1,720,761

Getlink SE	123,939	2,176,560

Hermes International SCA	10,911	25,761,636

Ipsen SA	13,072	1,710,564

Kering SA	25,540	8,790,307

Klepierre SA REIT	73,907	2,133,129

La Francaise des Jeux SAEM, 144A	36,195	1,294,451

Legrand SA	91,451	9,833,590

L’Oreal SA	82,589	40,514,148

LVMH Moet Hennessy Louis Vuitton SE	94,960	75,721,455

Orange SA	653,543	7,605,390

Pernod Ricard SA	71,076	10,561,729

Publicis Groupe SA	78,306	8,734,502

Remy Cointreau SA	8,278	767,965

Renault SA(b)	65,473	3,806,405

Rexel SA	77,154	2,328,142

Safran SA	117,150	27,215,039

Sanofi SA	391,248	38,105,263

Sartorius Stedim Biotech	9,892	1,960,441

Schneider Electric SE	187,143	46,185,912

SEB SA*	8,104	997,155

Societe Generale SA	248,894	7,397,014

Sodexo SA	30,189	2,807,240

Teleperformance SE(b)	20,398	2,310,671

Thales SA	32,010	5,788,166

TotalEnergies SE	739,033	53,734,529

Unibail-Rodamco-Westfield REIT	40,755	3,566,885

Veolia Environnement SA	236,809	7,888,357

Vinci SA	172,013	21,361,270

Vivendi SE	227,067	2,488,430

(Cost $480,787,231)		672,322,634

Germany – 7.9%

adidas AG	55,223	13,871,422

Allianz SE	134,433	39,136,011

BASF SE	307,891	16,172,683

Bayer AG	340,783	10,442,214

Bayerische Motoren Werke AG	109,367	11,057,552

Bechtle AG*	28,040	1,358,164

Beiersdorf AG	34,673	5,430,730

Brenntag SE	44,551	3,189,479

Carl Zeiss Meditec AG	13,972	1,283,322

Commerzbank AG	357,066	6,020,735

Continental AG	37,442	2,528,591

Covestro AG*, 144A	62,982	3,375,246

CTS Eventim AG & Co. KGaA	21,292	1,834,370

Daimler Truck Holding AG	185,380	7,878,916

Delivery Hero SE*, 144A	61,586	1,865,056

See Notes to Financial Statements.

DBX ETF Trust  |  35

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Deutsche Bank AG(c)	672,790	11,115,151

Deutsche Boerse AG	65,787	13,055,809

Deutsche Lufthansa AG	195,583	1,362,860

Deutsche Post AG	337,795	14,169,844

Deutsche Telekom AG	1,113,394	26,928,300

E.ON SE	783,614	10,441,203

Evonik Industries AG	80,968	1,772,023

Fresenius Medical Care AG	69,576	2,957,835

Fresenius SE & Co. KGaA*	147,331	4,680,747

GEA Group AG	56,233	2,335,679

Hannover Rueck SE	21,067	5,216,369

Heidelberg Materials AG	46,334	4,812,298

Henkel AG & Co. KGaA	35,311	2,819,927

Infineon Technologies AG	450,211	17,989,076

Knorr-Bremse AG	24,878	1,905,769

LEG Immobilien SE	25,204	2,221,720

Mercedes-Benz Group AG	275,920	19,879,308

Merck KGaA	45,556	8,230,189

MTU Aero Engines AG	18,238	4,521,821

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	46,728	23,216,558

Nemetschek SE	19,725	1,788,189

Puma SE	35,666	1,840,157

Rational AG	1,730	1,462,290

Rheinmetall AG	15,118	8,657,923

RWE AG	219,658	8,303,767

SAP SE	358,733	64,598,844

Scout24 SE, 144A	25,063	1,881,868

Siemens AG	261,220	49,958,591

Siemens Energy AG*	205,292	5,528,710

Siemens Healthineers AG, 144A	99,132	5,741,726

Symrise AG	45,790	5,432,996

Talanx AG	22,497	1,785,620

Volkswagen AG	9,701	1,379,969

Vonovia SE	252,367	7,886,332

Zalando SE*, 144A	76,650	2,016,851

(Cost $398,365,711)		473,340,810

Hong Kong – 1.9%

AIA Group Ltd.	3,894,367	30,102,614

BOC Hong Kong Holdings Ltd.	1,279,319	4,007,892

CK Asset Holdings Ltd.	677,390	2,672,176

CK Hutchison Holdings Ltd.	887,588	4,324,217

CK Infrastructure Holdings Ltd.	213,250	1,229,806

CLP Holdings Ltd.	559,293	4,423,338

Futu Holdings Ltd.*, ADR	20,631	1,550,213

Galaxy Entertainment Group Ltd.	742,734	3,561,522

Hang Seng Bank Ltd.	257,941	3,581,964

Henderson Land Development Co. Ltd.	498,030	1,547,508

	Number of Shares	Value $

HKT Trust & HKT Ltd.(a)	1,259,474	1,463,943

Hong Kong & China Gas Co. Ltd.	3,852,884	2,990,513

Hong Kong Exchanges & Clearing Ltd.	416,253	13,987,940

Hongkong Land Holdings Ltd.	360,300	1,221,417

Jardine Matheson Holdings Ltd.	56,457	2,077,618

Link REIT	895,738	3,756,867

MTR Corp. Ltd.	505,470	1,712,822

Power Assets Holdings Ltd.	498,148	2,758,146

Prudential PLC	956,127	9,101,040

Sino Land Co. Ltd.	1,313,915	1,394,493

SITC International Holdings Co. Ltd.	458,957	1,173,743

Sun Hung Kai Properties Ltd.	481,656	4,637,704

Swire Pacific Ltd., Class A	145,289	1,262,389

Swire Properties Ltd.	335,192	614,630

Techtronic Industries Co. Ltd.	471,788	5,773,376

WH Group Ltd., 144A	2,940,761	2,000,518

Wharf Holdings Ltd.	420,184	1,249,204

Wharf Real Estate Investment Co. Ltd.	537,744	1,557,452

(Cost $131,620,126)		115,735,065

Ireland – 1.0%

AerCap Holdings NV	69,229	6,418,221

AIB Group PLC	585,320	3,315,231

Bank of Ireland Group PLC	357,985	4,084,361

DCC PLC	34,005	2,465,528

Experian PLC	312,478	14,362,182

Flutter Entertainment PLC*	60,260	11,441,165

James Hardie Industries PLC CDI*	155,031	4,826,384

Kerry Group PLC, Class A	55,973	4,725,069

Kingspan Group PLC	54,941	5,257,934

Smurfit Kappa Group PLC	93,282	4,524,341

(Cost $44,273,357)		61,420,416

Israel – 0.7%

Azrieli Group Ltd.	14,754	892,866

Bank Hapoalim BM	430,320	3,949,222

Bank Leumi Le-Israel BM	526,458	4,362,578

Check Point Software Technologies Ltd.*	31,555	4,749,028

CyberArk Software Ltd.*	14,045	3,219,816

Elbit Systems Ltd.	9,543	1,810,845

Global-e Online Ltd.*	33,728	1,052,988

ICL Group Ltd.	296,519	1,385,450

Israel Discount Bank Ltd., Class A	419,860	2,152,140

Mizrahi Tefahot Bank Ltd.	52,073	1,896,119

Monday.com Ltd.*	12,562	2,837,882

Nice Ltd.*	21,842	4,162,936

See Notes to Financial Statements.

36  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Teva Pharmaceutical Industries Ltd.*, ADR	378,870	6,414,269

Wix.com Ltd.*	19,132	3,082,165

(Cost $35,450,617)		41,968,304

Italy – 2.4%

Amplifon SpA(b)	42,175	1,549,044

Assicurazioni Generali SpA	352,130	9,017,061

Banco BPM SpA	415,605	2,978,090

Davide Campari-Milano NV	209,804	2,088,442

DiaSorin SpA	8,064	865,710

Enel SpA	2,765,439	19,972,268

Eni SpA	747,978	11,764,866

Ferrari NV	43,431	17,784,912

FinecoBank Banca Fineco SpA	206,846	3,331,788

Infrastrutture Wireless Italiane SpA, 144A	128,983	1,406,528

Intesa Sanpaolo SpA	4,993,808	19,539,235

Leonardo SpA*	137,832	3,525,004

Mediobanca Banca di Credito Finanziario SpA	172,952	2,724,848

Moncler SpA	75,610	5,024,171

Nexi SpA*, 144A	203,955	1,347,726

Poste Italiane SpA, 144A	157,635	2,155,129

Prysmian SpA	92,947	6,053,149

Recordati Industria Chimica e Farmaceutica SpA	34,359	1,804,413

Snam SpA	680,996	3,213,542

Telecom Italia SpA*(b)	3,330,063	874,415

Terna - Rete Elettrica Nazionale	487,719	4,086,481

UniCredit SpA	520,780	20,560,169

(Cost $98,954,533)		141,666,991

Japan – 21.8%

Advantest Corp.	260,700	8,807,421

Aeon Co. Ltd.	225,100	4,847,955

AGC, Inc.	66,900	2,334,151

Aisin Corp.	52,454	1,947,534

Ajinomoto Co., Inc.	157,247	5,604,358

ANA Holdings, Inc.	54,700	1,040,679

Asahi Group Holdings Ltd.	161,165	5,883,371

Asahi Kasei Corp.	432,000	2,815,630

Asics Corp.	55,100	3,048,167

Astellas Pharma, Inc.	626,832	6,172,062

Bandai Namco Holdings, Inc.	204,300	3,717,970

Bridgestone Corp.	200,676	8,728,095

Brother Industries Ltd.	79,900	1,532,816

Canon, Inc.(b)	351,086	10,162,105

Capcom Co. Ltd.	121,000	2,231,266

Central Japan Railway Co.	265,070	5,917,787

Chiba Bank Ltd.	183,600	1,743,596

Chubu Electric Power Co., Inc.	224,100	3,087,226

	Number of Shares	Value $

Chugai Pharmaceutical Co. Ltd.	232,700	7,074,293

Concordia Financial Group Ltd.	369,715	2,220,429

Dai Nippon Printing Co. Ltd.	76,000	2,360,245

Daifuku Co. Ltd.	105,963	1,848,533

Dai-ichi Life Holdings, Inc.	311,638	8,336,636

Daiichi Sankyo Co. Ltd.	630,393	22,359,280

Daikin Industries Ltd.	88,688	12,939,600

Daito Trust Construction Co. Ltd.	18,513	1,954,127

Daiwa House Industry Co. Ltd.	192,636	5,114,013

Daiwa Securities Group, Inc.	460,287	3,611,701

Denso Corp.	644,212	10,417,010

Dentsu Group, Inc.	69,500	1,837,542

Disco Corp.	31,000	12,120,879

East Japan Railway Co.	308,659	5,357,103

Eisai Co. Ltd.	85,052	3,652,155

ENEOS Holdings, Inc.	967,128	4,983,693

FANUC Corp.	324,685	9,082,055

Fast Retailing Co. Ltd.	60,051	15,354,025

Fuji Electric Co. Ltd.	45,200	2,686,162

FUJIFILM Holdings Corp.	380,362	8,656,189

Fujitsu Ltd.	606,120	8,743,097

Hamamatsu Photonics KK	49,600	1,458,054

Hankyu Hanshin Holdings, Inc.	78,040	2,045,967

Hikari Tsushin, Inc.	7,500	1,227,546

Hitachi Construction Machinery Co. Ltd.	37,400	1,010,714

Hitachi Ltd.	316,301	32,471,813

Honda Motor Co. Ltd.	1,572,697	17,695,529

Hoshizaki Corp.	40,500	1,449,878

Hoya Corp.	122,274	14,819,206

Hulic Co. Ltd.	135,300	1,249,201

Ibiden Co. Ltd.	42,200	1,699,378

Idemitsu Kosan Co. Ltd.	331,920	2,264,650

Inpex Corp.	330,417	5,091,823

Isuzu Motors Ltd.	201,400	2,685,504

ITOCHU Corp.	408,954	19,269,063

Japan Airlines Co. Ltd.	49,573	834,544

Japan Exchange Group, Inc.	179,978	4,218,351

Japan Post Bank Co. Ltd.	487,958	4,818,610

Japan Post Holdings Co. Ltd.	708,913	6,829,258

Japan Post Insurance Co. Ltd.	61,900	1,189,075

Japan Real Estate Investment Corp. REIT	469	1,544,794

Japan Tobacco, Inc.	410,541	11,621,966

JFE Holdings, Inc.	198,785	3,005,823

Kajima Corp.	142,900	2,415,666

Kansai Electric Power Co., Inc.	236,567	4,267,578

Kao Corp.	156,104	6,837,150

Kawasaki Kisen Kaisha Ltd.	135,100	2,002,897

KDDI Corp.	517,033	14,258,558

See Notes to Financial Statements.

DBX ETF Trust  |  37

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Keisei Electric Railway Co. Ltd.	47,728	1,712,885

Keyence Corp.	66,970	30,102,752

Kikkoman Corp.	232,110	2,684,692

Kintetsu Group Holdings Co. Ltd.	63,840	1,355,430

Kirin Holdings Co. Ltd.	275,223	3,806,378

Kobe Bussan Co. Ltd.	52,800	1,168,708

Koito Manufacturing Co. Ltd.	75,300	1,062,239

Komatsu Ltd.	318,273	9,303,411

Konami Group Corp.	37,466	2,612,245

Kubota Corp.	343,681	4,853,690

Kyocera Corp.	433,400	4,921,962

Kyowa Kirin Co. Ltd.	90,000	1,519,696

Lasertec Corp.	27,300	7,028,754

LY Corp.	994,300	2,357,641

M3, Inc.	151,242	1,465,633

Makita Corp.	76,000	2,238,947

Marubeni Corp.	497,900	9,687,941

MatsukiyoCocokara & Co.	116,500	1,643,067

Mazda Motor Corp.	212,600	2,240,705

McDonald’s Holdings Co. Japan Ltd.(b)	32,522	1,331,776

MEIJI Holdings Co. Ltd.	79,580	1,779,689

MINEBEA MITSUMI, Inc.	127,420	2,664,019

Mitsubishi Chemical Group Corp.	444,300	2,346,867

Mitsubishi Corp.	1,150,475	24,163,157

Mitsubishi Electric Corp.	651,179	11,303,969

Mitsubishi Estate Co. Ltd.	380,251	6,382,046

Mitsubishi HC Capital, Inc.	268,900	1,779,102

Mitsubishi Heavy Industries Ltd.	1,110,290	9,658,072

Mitsubishi UFJ Financial Group, Inc.	3,818,852	40,261,066

Mitsui & Co. Ltd.	444,760	22,539,899

Mitsui Chemicals, Inc.	57,400	1,734,063

Mitsui Fudosan Co. Ltd.	904,478	8,284,746

Mitsui OSK Lines Ltd.	116,800	3,850,133

Mizuho Financial Group, Inc.	824,458	16,849,318

MonotaRO Co. Ltd.	88,500	933,030

MS&AD Insurance Group Holdings, Inc.	434,463	9,064,147

Murata Manufacturing Co. Ltd.	586,731	11,067,545

NEC Corp.	82,159	6,073,178

Nexon Co. Ltd.	120,745	2,066,481

Nidec Corp.	141,346	7,049,100

Nintendo Co. Ltd.	353,810	19,246,778

Nippon Building Fund, Inc. REIT	539	2,011,846

NIPPON EXPRESS HOLDINGS, Inc.	24,000	1,182,259

Nippon Paint Holdings Co. Ltd.	331,910	2,230,813

Nippon Prologis REIT, Inc.(b) REIT	741	1,221,297

	Number of Shares	Value $

Nippon Sanso Holdings Corp.	60,600	1,786,036

Nippon Steel Corp.	293,909	6,413,987

Nippon Telegraph & Telephone Corp.	10,183,450	9,991,456

Nippon Yusen KK	163,100	5,169,958

Nissan Chemical Corp.	44,349	1,229,245

Nissan Motor Co. Ltd.	822,342	2,919,885

Nissin Foods Holdings Co. Ltd.	68,600	1,726,505

Nitori Holdings Co. Ltd.	27,401	3,026,455

Nitto Denko Corp.	50,424	3,845,966

Nomura Holdings, Inc.	1,022,054	6,177,232

Nomura Real Estate Holdings, Inc.	41,036	1,053,918

Nomura Real Estate Master Fund, Inc. REIT	1,373	1,289,493

Nomura Research Institute Ltd.	137,843	3,684,812

NTT Data Group Corp.	217,234	3,326,920

Obayashi Corp.	222,600	2,589,557

Obic Co. Ltd.	24,100	3,120,825

Olympus Corp.	415,716	6,538,477

Omron Corp.	60,792	1,986,134

Ono Pharmaceutical Co. Ltd.	129,906	1,879,224

Oracle Corp.(b)	12,900	912,962

Oriental Land Co. Ltd.	378,400	10,555,691

ORIX Corp.	397,346	8,638,451

Osaka Gas Co. Ltd.	128,700	2,923,196

Otsuka Corp.	77,400	1,467,138

Otsuka Holdings Co. Ltd.	141,767	5,836,006

Pan Pacific International Holdings Corp.	130,672	3,354,356

Panasonic Holdings Corp.	802,085	7,056,145

Rakuten Group, Inc.*	554,886	2,879,134

Recruit Holdings Co. Ltd.	510,653	25,807,841

Renesas Electronics Corp.	502,500	9,381,236

Resona Holdings, Inc.	718,325	4,951,288

Ricoh Co. Ltd.	188,500	1,682,254

Rohm Co. Ltd.	113,800	1,467,500

SBI Holdings, Inc.	83,825	2,165,117

SCREEN Holdings Co. Ltd.	26,000	2,480,717

SCSK Corp.	55,000	1,041,141

Secom Co. Ltd.	71,600	4,449,020

Seiko Epson Corp.	105,359	1,692,953

Sekisui Chemical Co. Ltd.	129,600	1,856,667

Sekisui House Ltd.	200,651	4,506,402

Seven & i Holdings Co. Ltd.	770,228	9,932,422

SG Holdings Co. Ltd.	112,600	1,136,990

Shimadzu Corp.	79,900	2,066,787

Shimano, Inc.	25,594	4,180,904

Shin-Etsu Chemical Co. Ltd.	620,920	23,116,947

Shionogi & Co. Ltd.	82,295	3,683,953

See Notes to Financial Statements.

38  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Shiseido Co. Ltd.	137,857	4,357,531

Shizuoka Financial Group, Inc.	152,300	1,571,276

SMC Corp.	19,282	9,662,763

SoftBank Corp.	1,000,400	12,006,836

SoftBank Group Corp.	350,728	20,165,215

Sompo Holdings, Inc.	311,205	6,579,701

Sony Group Corp.	429,516	35,218,318

Subaru Corp.	205,834	4,580,924

SUMCO Corp.	125,300	1,878,723

Sumitomo Corp.	360,876	9,364,671

Sumitomo Electric Industries Ltd.	239,600	3,876,655

Sumitomo Metal Mining Co. Ltd.	82,200	2,673,532

Sumitomo Mitsui Financial Group, Inc.	430,515	28,169,010

Sumitomo Mitsui Trust Holdings, Inc.	217,762	5,044,396

Sumitomo Realty & Development Co. Ltd.	101,303	3,158,291

Suntory Beverage & Food Ltd.	49,700	1,817,472

Suzuki Motor Corp.	534,504	6,333,566

Sysmex Corp.	174,921	2,980,325

T&D Holdings, Inc.	171,400	3,079,456

Taisei Corp.	58,215	2,208,813

Takeda Pharmaceutical Co. Ltd.	541,611	14,371,556

TDK Corp.	134,772	6,728,102

Terumo Corp.	451,888	7,672,025

TIS, Inc.	73,000	1,331,978

Toho Co. Ltd.	40,200	1,268,640

Tokio Marine Holdings, Inc.	646,250	22,309,422

Tokyo Electric Power Co. Holdings, Inc.*	534,200	3,191,647

Tokyo Electron Ltd.	161,792	34,598,067

Tokyo Gas Co. Ltd.	124,180	2,783,420

Tokyu Corp.	176,310	2,057,221

TOPPAN Holdings, Inc.	79,289	2,051,990

Toray Industries, Inc.	475,343	2,375,128

TOTO Ltd.	50,315	1,254,476

Toyota Industries Corp.	51,300	4,827,775

Toyota Motor Corp.	3,645,920	78,846,367

Toyota Tsusho Corp.	76,011	4,610,491

Trend Micro, Inc.	48,676	2,190,753

Unicharm Corp.	144,300	4,634,593

West Japan Railway Co.	150,812	3,009,240

Yakult Honsha Co. Ltd.	86,558	1,574,682

Yamaha Motor Co. Ltd.	329,022	3,206,220

Yamato Holdings Co. Ltd.	105,471	1,208,525

Yaskawa Electric Corp.	79,520	3,027,287

Yokogawa Electric Corp.	81,444	2,090,153

Zensho Holdings Co. Ltd.	36,100	1,414,250

	Number of Shares	Value $

ZOZO, Inc.	48,097	1,124,858

(Cost $1,009,726,586)		1,302,920,367

Jordan – 0.0%

Hikma Pharmaceuticals PLC

(Cost $1,671,824)	59,568	1,464,958

Luxembourg – 0.2%

ArcelorMittal SA	174,092	4,563,791

Eurofins Scientific SE	45,849	2,754,076

Tenaris SA	160,329	2,626,003

(Cost $9,038,566)		9,943,870

Macau – 0.0%

Sands China Ltd.*

(Cost $2,868,883)	810,059	1,930,784

Netherlands – 5.3%

ABN AMRO Bank NV, 144A	162,837	2,765,142

Adyen NV*, 144A	7,565	9,725,322

Aegon Ltd.	497,708	3,209,988

Akzo Nobel NV	57,926	4,031,368

Argenx SE*	20,698	7,651,569

ASM International NV	15,997	11,112,306

ASML Holding NV	137,454	129,875,071

ASR Nederland NV	54,492	2,625,220

BE Semiconductor Industries NV	25,971	3,804,280

Euronext NV, 144A	28,857	2,828,977

EXOR NV	33,865	3,781,085

Ferrovial SE	178,328	7,016,125

Heineken Holding NV	43,831	3,571,670

Heineken NV	100,942	10,063,357

IMCD NV	19,299	2,919,091

ING Groep NV	1,144,531	20,322,027

JDE Peet’s NV	31,707	695,643

Koninklijke Ahold Delhaize NV	324,130	10,037,445

Koninklijke KPN NV	1,351,929	5,052,043

Koninklijke Philips NV*	274,718	7,416,303

NN Group NV	96,226	4,467,707

OCI NV	37,882	1,030,063

Prosus NV*	487,043	17,640,205

QIAGEN NV*	74,840	3,197,048

Randstad NV	35,869	1,883,713

Stellantis NV	763,508	16,734,585

Universal Music Group NV	279,975	8,682,234

Wolters Kluwer NV	84,612	13,408,603

(Cost $194,603,630)		315,548,190

New Zealand – 0.2%

Auckland International Airport Ltd.	464,325	2,226,281

Fisher & Paykel Healthcare Corp. Ltd.	201,337	3,650,975

See Notes to Financial Statements.

DBX ETF Trust  |  39

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Mercury NZ Ltd.	222,859	915,103

Meridian Energy Ltd.	447,744	1,860,543

Spark New Zealand Ltd.	603,071	1,547,705

Xero Ltd.*	49,072	4,407,759

(Cost $11,721,708)		14,608,366

Norway – 0.6%

Aker BP ASA	113,382	2,904,683

DNB Bank ASA	291,571	5,700,139

Equinor ASA	306,841	8,853,291

Gjensidige Forsikring ASA	70,134	1,227,444

Kongsberg Gruppen ASA	30,122	2,587,100

Mowi ASA	154,192	2,758,806

Norsk Hydro ASA	471,683	3,187,005

Orkla ASA	242,888	1,933,376

Salmar ASA	22,588	1,374,050

Telenor ASA	219,115	2,555,155

Yara International ASA	57,260	1,772,412

(Cost $33,025,707)		34,853,461

Poland – 0.0%

InPost SA*

(Cost $1,222,482)	68,241	1,222,482

Portugal – 0.2%

EDP - Energias de Portugal SA	1,130,768	4,577,715

Galp Energia SGPS SA	157,485	3,300,532

Jeronimo Martins SGPS SA	97,982	2,187,971

(Cost $8,476,704)		10,066,218

Singapore – 1.3%

CapitaLand Ascendas REIT	1,222,099	2,360,626

CapitaLand Integrated Commercial Trust REIT	1,789,434	2,595,686

CapitaLand Investment Ltd.	907,400	1,786,326

DBS Group Holdings Ltd.	686,145	18,275,872

Genting Singapore Ltd.	1,984,478	1,336,497

Grab Holdings Ltd.*, Class A	652,107	2,393,233

Keppel Ltd.	499,000	2,481,705

Oversea-Chinese Banking Corp. Ltd.	1,172,287	12,588,724

Sea Ltd.*, ADR	126,632	8,550,193

Sembcorp Industries Ltd.	326,700	1,230,686

Singapore Airlines Ltd.	497,150	2,490,901

Singapore Exchange Ltd.	298,500	2,111,945

Singapore Technologies Engineering Ltd.	506,900	1,568,119

Singapore Telecommunications Ltd.	2,813,889	5,164,628

United Overseas Bank Ltd.	428,854	9,772,361

Wilmar International Ltd.	666,766	1,524,798

(Cost $70,520,527)		76,232,300

	Number of Shares	Value $

Spain – 2.6%

Acciona SA	7,949	1,016,895

ACS Actividades de Construccion y Servicios SA	71,971	3,211,150

Aena SME SA, 144A	25,612	4,991,141

Amadeus IT Group SA	153,398	10,875,490

Banco Bilbao Vizcaya Argentaria SA	2,008,361	21,660,983

Banco de Sabadell SA	1,856,248	3,904,378

Banco Santander SA	5,444,885	28,562,109

CaixaBank SA	1,288,780	7,369,523

Cellnex Telecom SA*, 144A	169,392	6,162,777

EDP Renovaveis SA(b)	102,684	1,640,063

Endesa SA	103,123	2,047,654

Grifols SA*	100,757	1,019,797

Iberdrola SA	1,989,268	26,117,323

Industria de Diseno Textil SA	376,129	17,777,664

Redeia Corp. SA	144,147	2,586,968

Repsol SA	424,007	6,910,237

Telefonica SA	1,580,845	7,350,047

(Cost $131,811,718)		153,204,199

Sweden – 3.1%

Alfa Laval AB	98,485	4,540,588

Assa Abloy AB, Class B	349,807	10,211,063

Atlas Copco AB, Class A	917,969	17,515,113

Atlas Copco AB, Class B	540,858	8,903,848

Beijer Ref AB	134,880	2,180,724

Boliden AB	94,063	3,278,456

Epiroc AB, Class A	236,722	4,919,360

Epiroc AB, Class B	128,037	2,389,451

EQT AB(b)	126,796	3,831,368

Essity AB, Class B	215,271	5,512,715

Evolution AB, 144A	61,986	6,643,913

Fastighets AB Balder*, Class B	247,189	1,659,679

Getinge AB, Class B	79,512	1,412,848

H & M Hennes & Mauritz AB(b), Class B	197,316	3,479,858

Hexagon AB, Class B	703,791	7,704,020

Holmen AB, Class B	27,248	1,137,669

Husqvarna AB, Class B	116,026	955,863

Industrivarden AB, Class A	43,763	1,551,091

Industrivarden AB, Class C	51,678	1,807,560

Indutrade AB	93,059	2,391,037

Investment AB Latour, Class B	49,936	1,385,062

Investor AB, Class B	594,962	16,078,297

L E Lundbergforetagen AB, Class B	25,607	1,296,902

Lifco AB, Class B	79,722	2,104,416

Nibe Industrier AB(b), Class B	514,414	2,609,231

Saab AB, Class B	113,575	2,734,706

See Notes to Financial Statements.

40  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Sagax AB, Class B	70,506	1,853,103

Sandvik AB	361,440	7,916,412

Securitas AB(b), Class B	168,700	1,728,045

Skandinaviska Enskilda Banken AB, Class A	557,417	7,899,956

Skanska AB, Class B	116,100	2,043,674

SKF AB, Class B	116,037	2,528,260

Svenska Cellulosa AB SCA, Class B	206,734	3,159,761

Svenska Handelsbanken AB, Class A	503,755	4,721,649

Swedbank AB, Class A	291,800	6,047,309

Swedish Orphan Biovitrum AB*	68,879	1,848,301

Tele2 AB, Class B	181,552	1,769,985

Telefonaktiebolaget LM Ericsson, Class B	991,480	6,084,196

Telia Co. AB	811,234	2,100,554

Trelleborg AB, Class B	73,461	2,854,969

Volvo AB, Class A	66,061	1,787,748

Volvo AB, Class B	546,342	14,639,793

Volvo Car AB*, Class B	252,826	843,838

(Cost $149,174,722)		188,062,391

Switzerland – 9.9%

ABB Ltd.	549,128	30,062,529

Adecco Group AG	54,554	2,064,026

Alcon, Inc.	170,115	15,146,051

Avolta AG*	34,058	1,379,909

Bachem Holding AG	11,357	1,017,580

Baloise Holding AG	15,533	2,683,653

Banque Cantonale Vaudoise	10,232	1,077,799

Barry Callebaut AG	1,222	2,120,742

BKW AG	7,748	1,219,279

Chocoladefabriken Lindt & Spruengli AG	36	4,276,833

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	346	4,029,988

Cie Financiere Richemont SA, Class A	184,603	29,469,787

Clariant AG*	73,466	1,172,395

Coca-Cola HBC AG*	75,397	2,544,057

DSM-Firmenich AG	64,784	7,426,552

EMS-Chemie Holding AG	2,379	1,961,518

Geberit AG	11,383	6,943,207

Givaudan SA	3,190	14,978,700

Glencore PLC	3,567,337	21,853,363

Helvetia Holding AG	13,030	1,748,693

Holcim AG*	180,179	15,730,594

Julius Baer Group Ltd.	69,759	4,180,824

Kuehne + Nagel International AG	16,604	4,701,415

Logitech International SA	55,528	5,501,417

	Number of Shares	Value $

Lonza Group AG	25,702	13,854,328

Nestle SA	917,805	97,196,704

Novartis AG	678,068	70,012,296

Partners Group Holding AG	7,833	10,468,885

Roche Holding AG	10,849	3,039,427

Roche Holding AG	241,582	61,844,564

Sandoz Group AG	145,170	5,157,810

Schindler Holding AG	8,139	2,056,510

Schindler Holding AG Participation Certificates	13,941	3,609,040

SGS SA	53,203	4,952,681

SIG Group AG*	103,080	2,139,623

Sika AG	52,436	15,858,353

Sonova Holding AG	17,251	5,444,766

STMicroelectronics NV	238,458	9,794,565

Straumann Holding AG	37,934	4,918,577

Swatch Group AG – Bearer	9,704	2,077,162

Swatch Group AG – Registered	19,279	803,336

Swiss Life Holding AG	10,143	7,056,880

Swiss Prime Site AG	26,526	2,448,735

Swiss Re AG	103,310	13,131,996

Swisscom AG	8,829	4,874,614

Temenos AG	22,276	1,431,826

UBS Group AG	1,129,334	35,656,592

VAT Group AG, 144A	9,332	5,032,361

Zurich Insurance Group AG	50,382	26,448,666

(Cost $464,891,942)		592,601,208

United Kingdom – 13.4%

3i Group PLC	332,323	12,123,739

Admiral Group PLC	89,003	3,078,005

Anglo American PLC	438,666	14,049,721

Ashtead Group PLC	149,115	10,807,762

Associated British Foods PLC	122,018	3,964,778

AstraZeneca PLC	532,651	82,737,290

Auto Trader Group PLC, 144A	310,940	3,233,911

Aviva PLC	933,216	5,706,736

BAE Systems PLC	1,047,580	18,581,522

Barclays PLC	5,246,710	14,708,371

Barratt Developments PLC	335,090	2,148,607

Berkeley Group Holdings PLC	36,306	2,424,178

BP PLC	5,788,167	36,003,870

British American Tobacco PLC	692,457	21,309,084

BT Group PLC	2,186,648	3,638,957

Bunzl PLC	116,737	4,367,364

Burberry Group PLC	123,230	1,625,218

Centrica PLC	1,905,603	3,437,139

Coca-Cola Europacific Partners PLC	71,109	5,241,444

Compass Group PLC	587,403	16,407,090

Croda International PLC	45,778	2,648,302

See Notes to Financial Statements.

DBX ETF Trust  |  41

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Diageo PLC	766,784	25,701,957

Endeavour Mining PLC	63,461	1,388,456

Entain PLC	220,695	1,898,802

GSK PLC	1,413,943	31,827,343

Haleon PLC	2,386,577	9,886,607

Halma PLC	127,946	3,629,165

Hargreaves Lansdown PLC	121,738	1,637,341

HSBC Holdings PLC	6,495,005	57,635,902

Imperial Brands PLC	289,435	7,158,655

Informa PLC	465,397	5,027,729

InterContinental Hotels Group PLC	56,979	5,735,836

Intertek Group PLC	54,670	3,327,118

J Sainsbury PLC	571,047	2,017,065

JD Sports Fashion PLC	922,488	1,498,738

Kingfisher PLC	639,384	2,151,716

Land Securities Group PLC REIT	247,096	2,054,476

Legal & General Group PLC	2,059,433	6,560,584

Lloyds Banking Group PLC	21,994,399	15,560,244

London Stock Exchange Group PLC	156,557	18,277,535

M&G PLC	760,491	1,929,391

Melrose Industries PLC	449,955	3,530,723

Mondi PLC	149,313	2,969,993

National Grid PLC	1,283,849	14,435,582

NatWest Group PLC	2,249,969	9,031,126

Next PLC	40,773	4,851,560

Pearson PLC	211,051	2,549,474

Persimmon PLC	109,092	2,008,702

Phoenix Group Holdings PLC	256,429	1,621,357

Reckitt Benckiser Group PLC	246,932	14,008,362

RELX PLC	646,950	28,160,698

Rentokil Initial PLC	871,663	4,601,701

Rio Tinto PLC	388,946	27,139,859

Rolls-Royce Holdings PLC*	2,906,888	16,794,406

Sage Group PLC	360,665	4,699,181

Schroders PLC	280,792	1,401,858

Segro PLC REIT	434,153	5,040,938

Severn Trent PLC	91,572	2,784,120

Shell PLC	2,202,720	78,913,667

Smith & Nephew PLC	295,193	3,725,388

Smiths Group PLC	115,710	2,538,978

Spirax-Sarco Engineering PLC	24,987	2,836,917

SSE PLC	379,791	8,493,303

Standard Chartered PLC	759,570	7,524,319

Taylor Wimpey PLC	1,203,135	2,255,950

Tesco PLC	2,408,569	9,544,965

Unilever PLC	859,513	46,865,103

United Utilities Group PLC	231,327	2,994,849

Vodafone Group PLC	8,038,109	7,745,428

	Number of Shares	Value $

Whitbread PLC	63,668	2,395,739

Wise PLC*, Class A	208,459	2,163,548

WPP PLC	366,199	3,811,428

(Cost $717,902,082)		800,586,970

TOTAL COMMON STOCKS

(Cost $4,592,480,725)		5,762,121,731

PREFERRED STOCKS – 0.4%

Germany – 0.4%

Bayerische Motoren Werke AG	21,229	2,036,253

Dr Ing hc F Porsche AG, 144A	38,359	3,159,069

Henkel AG & Co. KGaA	57,452	5,181,562

Porsche Automobil Holding SE	51,776	2,838,192

Sartorius AG	8,846	2,318,003

Volkswagen AG	70,582	8,807,280

(Cost $28,285,862)		24,340,359

RIGHTS – 0.1%

France – 0.0%

Alstom SA*(b), expires 6/24/24

(Cost $0)	99,105	106,287

United Kingdom – 0.1%

National Grid PLC*, expires 6/24/24

(Cost $0)	371,497	928,062

TOTAL RIGHTS

(Cost $0)		1,034,349

SECURITIES LENDING

COLLATERAL – 0.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(d)(e), 5.24%

(Cost $49,090,266)	49,090,266	49,090,266

CASH EQUIVALENTS – 2.4%

DWS ESG Liquidity Fund “Capital Shares”(d), 5.37%	12,468,435	12,467,188

DWS Government Money Market Series “Institutional Shares”(d), 5.26%	131,771,708	131,771,708

TOTAL CASH EQUIVALENTS

(Cost $144,240,143)		144,238,896

TOTAL INVESTMENTS – 100.0%

(Cost $4,814,096,996)		5,980,825,601

Other assets and liabilities, net – 0.0%		2,874,686

NET ASSETS – 100.0%		5,983,700,287

See Notes to Financial Statements.

42  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

COMMON STOCKS – 0.2%

Germany – 0.2%

Deutsche Bank AG (c)

5,204,808	2,711,159	(525,520)		(985,221)	4,709,925	326,860	—	672,790	11,115,151

SECURITIES LENDING COLLATERAL – 0.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (d)(e)

72,167,804	—	(23,077,538	) (f)	—	—	525,045	—	49,090,266	49,090,266

CASH EQUIVALENTS – 2.4%

DWS ESG Liquidity Fund “Capital Shares”, 5.37% (d)

11,805,537	659,355	—		—	2,296	662,739	—	12,468,435	12,467,188

DWS Government Money Market Series “Institutional Shares”, 5.26% (d)

42,151,828	958,867,822	(869,247,942)		—	—	2,945,945	—	131,771,708	131,771,708

131,329,977	962,238,336	(892,851,000)		(985,221)	4,712,221	4,460,589	—	194,003,199	204,444,313

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $46,410,456, which is 0.8% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

ADR:	American Depositary Receipt

CDI:	Chess Depositary Interests

CVA:	Credit Valuation Adjustment

REIT:	Real Estate Investment Trust

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust  |  43

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC40 10 EURO Futures	EUR	146	12,944,856	12,663,886	6/21/2024	(280,970)

DAX Index Futures	EUR	14	6,955,908	7,037,476	6/21/2024	81,568

EURO STOXX 50 Futures	EUR	568	30,549,702	30,716,828	6/21/2024	167,126

FTSE 100 Index Futures	GBP	255	26,077,311	26,924,023	6/21/2024	846,712

FTSE/MIB Index Futures	EUR	8	1,445,312	1,500,538	6/21/2024	55,226

IBEX 35 Index Futures	EUR	20	2,439,136	2,457,184	6/21/2024	18,048

MSCI EAFE Futures	USD	375	43,282,460	44,441,250	6/21/2024	1,158,790

MSCI Singapore Index Futures	SGD	169	3,900,740	3,863,536	6/27/2024	(37,204)

OMXS30 Index Futures	SEK	94	2,354,775	2,330,807	6/20/2024	(23,968)

SPI 200 Futures	AUD	124	15,922,050	15,921,097	6/20/2024	(953)

Swiss Market Index Futures	CHF	33	4,219,410	4,397,684	6/21/2024	178,274

SWISS MID CAP Futures	CHF	61	1,752,864	1,776,561	6/21/2024	23,697

TOPIX Index Futures	JPY	229	39,577,257	40,364,226	6/13/2024	786,969

Total net unrealized appreciation						2,973,315

At May 31, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/4/2024	AUD	1,751,400	USD	1,153,041	—	(12,394)

RBC Capital Markets	6/4/2024	AUD	3,502,700	USD	2,315,437	—	(15,366)

RBC Capital Markets	6/4/2024	AUD	2,627,000	USD	1,742,069	—	(6,017)

RBC Capital Markets	6/4/2024	AUD	2,627,000	USD	1,726,117	—	(21,968)

RBC Capital Markets	6/4/2024	AUD	625,893,442	USD	406,818,845	—	(9,669,615)

RBC Capital Markets	6/4/2024	AUD	1,751,400	USD	1,159,079	—	(6,356)

Bank of America	6/4/2024	CHF	2,014,600	USD	2,220,388	—	(13,279)

Bank of America	6/4/2024	CHF	2,686,200	USD	2,964,001	—	(14,295)

Bank of America	6/4/2024	CHF	2,014,600	USD	2,204,184	—	(29,482)

Bank of America	6/4/2024	CHF	1,343,100	USD	1,488,320	—	(828)

Bank of America	6/4/2024	CHF	480,701,000	USD	526,003,009	—	(6,969,144)

Bank of America	6/4/2024	CHF	1,343,100	USD	1,482,750	—	(6,398)

Bank of America	6/4/2024	DKK	6,130,200	USD	882,965	—	(8,997)

Bank of America	6/4/2024	DKK	8,418,000	USD	1,208,783	—	(16,061)

Bank of America	6/4/2024	DKK	4,086,800	USD	589,405	—	(5,236)

Bank of America	6/4/2024	DKK	6,130,200	USD	891,634	—	(328)

Bank of America	6/4/2024	DKK	1,426,046,100	USD	204,776,200	—	(2,717,693)

Bank of America	6/4/2024	DKK	4,086,800	USD	590,546	—	(4,096)

Bank of America	6/4/2024	DKK	8,173,600	USD	1,183,128	—	(6,155)

RBC Capital Markets	6/4/2024	EUR	1,761,946,900	USD	1,886,366,780	—	(25,782,918)

RBC Capital Markets	6/4/2024	EUR	7,572,600	USD	8,132,777	—	(85,373)

RBC Capital Markets	6/4/2024	EUR	10,096,800	USD	10,902,110	—	(55,424)

RBC Capital Markets	6/4/2024	EUR	5,048,400	USD	5,440,087	—	(38,680)

RBC Capital Markets	6/4/2024	EUR	39,000	USD	41,753	—	(571)

RBC Capital Markets	6/4/2024	EUR	5,048,400	USD	5,430,413	—	(48,354)

See Notes to Financial Statements.

44  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/4/2024	EUR	10,000,000	USD	10,706,056	—	(146,426)

RBC Capital Markets	6/4/2024	EUR	7,572,600	USD	8,217,904	—	(247)

RBC Capital Markets	6/4/2024	GBP	1,938,900	USD	2,433,470	—	(37,225)

RBC Capital Markets	6/4/2024	GBP	643,764,000	USD	806,224,283	—	(14,109,234)

RBC Capital Markets	6/4/2024	GBP	2,908,300	USD	3,646,625	—	(59,355)

RBC Capital Markets	6/4/2024	GBP	1,938,900	USD	2,423,070	—	(47,625)

RBC Capital Markets	6/4/2024	GBP	26,781,000	USD	33,538,944	—	(587,462)

RBC Capital Markets	6/4/2024	GBP	10,000,000	USD	12,523,497	—	(219,271)

RBC Capital Markets	6/4/2024	GBP	2,908,300	USD	3,705,217	—	(762)

RBC Capital Markets	6/4/2024	GBP	3,877,700	USD	4,868,676	—	(72,587)

RBC Capital Markets	6/4/2024	HKD	4,564,500	USD	584,738	1,004	—

RBC Capital Markets	6/4/2024	HKD	757,249,600	USD	96,922,366	81,069	—

RBC Capital Markets	6/4/2024	HKD	3,442,800	USD	440,937	653	—

RBC Capital Markets	6/4/2024	HKD	48,363,000	USD	6,189,952	5,022	—

RBC Capital Markets	6/4/2024	HKD	3,423,400	USD	438,228	425	—

JP Morgan & Chase Co.	6/4/2024	ILS	80,606,400	USD	21,625,949	—	(135,042)

Goldman Sachs & Co.	6/4/2024	JPY	202,520,055,800	USD	1,293,347,143	4,772,379	—

RBC Capital Markets	6/4/2024	JPY	850,861,500	USD	5,575,436	161,658	—

RBC Capital Markets	6/4/2024	JPY	1,134,482,000	USD	7,283,594	65,223	—

RBC Capital Markets	6/4/2024	JPY	567,241,000	USD	3,725,137	115,951	—

RBC Capital Markets	6/4/2024	JPY	567,241,000	USD	3,658,997	49,812	—

RBC Capital Markets	6/4/2024	JPY	1,572,500,000	USD	10,042,327	36,978	—

RBC Capital Markets	6/4/2024	JPY	850,861,500	USD	5,427,683	13,905	—

Goldman Sachs & Co.	6/4/2024	NOK	3,298,000	USD	298,048	—	(16,191)

Goldman Sachs & Co.	6/4/2024	NOK	329,908,400	USD	29,815,086	—	(1,619,056)

JP Morgan & Chase Co.	6/4/2024	NOK	30,966,300	USD	2,798,531	—	(151,983)

JP Morgan & Chase Co.	6/4/2024	NZD	246,000	USD	145,566	—	(5,650)

JP Morgan & Chase Co.	6/4/2024	NZD	17,613,600	USD	10,422,707	—	(404,379)

RBC Capital Markets	6/4/2024	SEK	10,778,500	USD	995,002	—	(29,396)

RBC Capital Markets	6/4/2024	SEK	5,389,200	USD	494,582	—	(17,612)

RBC Capital Markets	6/4/2024	SEK	5,389,200	USD	498,832	—	(13,362)

RBC Capital Markets	6/4/2024	SEK	1,893,173,600	USD	172,732,453	—	(7,196,289)

RBC Capital Markets	6/4/2024	SEK	8,083,900	USD	745,306	—	(22,994)

RBC Capital Markets	6/4/2024	SEK	8,083,900	USD	758,391	—	(9,909)

Goldman Sachs & Co.	6/4/2024	SGD	80,226,000	USD	58,914,763	—	(470,868)

Goldman Sachs & Co.	6/4/2024	SGD	3,605,000	USD	2,647,368	—	(21,159)

JP Morgan & Chase Co.	6/4/2024	SGD	394,800	USD	291,820	—	(423)

JP Morgan & Chase Co.	6/4/2024	SGD	390,400	USD	289,284	299	—

JP Morgan & Chase Co.	6/4/2024	SGD	8,563,700	USD	6,288,977	—	(50,124)

Citibank N.A.	6/4/2024	USD	410,325,836	AUD	616,984,942	234,639	—

RBC Capital Markets	6/4/2024	USD	6,650,500	AUD	10,000,000	3,803	—

RBC Capital Markets	6/4/2024	USD	7,259,099	AUD	11,168,000	172,426	—

Bank of America	6/4/2024	USD	10,152,518	CHF	9,278,000	134,367	—

Bank of America	6/4/2024	USD	522,942,270	CHF	471,772,369	130,357	—

RBC Capital Markets	6/4/2024	USD	10,034,064	CHF	9,052,231	2,501	—

Bank of America	6/4/2024	USD	212,943,616	DKK	1,463,071,700	—	(62,389)

Bank of America	6/4/2024	USD	1,951,175,694	EUR	1,797,324,700	—	(632,302)

RBC Capital Markets	6/4/2024	USD	10,856,000	EUR	10,000,000	—	(3,518)

RBC Capital Markets	6/4/2024	USD	871,017,892	GBP	684,117,100	736,644	—

See Notes to Financial Statements.

DBX ETF Trust  |  45

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/4/2024	USD	12,732,000	GBP	10,000,000	10,768	—

RBC Capital Markets	6/4/2024	USD	104,436,501	HKD	817,043,300	51,547	—

JP Morgan & Chase Co.	6/4/2024	USD	625,678	ILS	2,332,000	3,883	—

JP Morgan & Chase Co.	6/4/2024	USD	21,039,809	ILS	78,274,400	91,622	—

Goldman Sachs & Co.	6/4/2024	USD	31,874,313	JPY	4,990,966,000	—	(118,284)

JP Morgan & Chase Co.	6/4/2024	USD	35,274,345	JPY	5,543,187,000	—	(4,698)

JP Morgan & Chase Co.	6/4/2024	USD	1,246,994,814	JPY	195,959,000,000	—	(166,092)

RBC Capital Markets	6/4/2024	USD	9,990,773	JPY	1,570,000,000	—	(1,331)

Goldman Sachs & Co.	6/4/2024	USD	21,744,542	NOK	228,351,400	13,104	—

JP Morgan & Chase Co.	6/4/2024	USD	2,948,722	NOK	30,966,300	1,791	—

RBC Capital Markets	6/4/2024	USD	9,984,717	NOK	104,855,000	6,017	—

JP Morgan & Chase Co.	6/4/2024	USD	4,828,938	NZD	7,859,600	2,360	—

RBC Capital Markets	6/4/2024	USD	6,144,000	NZD	10,000,000	3,003	—

Citibank N.A.	6/4/2024	USD	172,987,991	SEK	1,819,349,300	—	(75,569)

RBC Capital Markets	6/4/2024	USD	10,459,058	SEK	110,000,000	—	(4,569)

RBC Capital Markets	6/4/2024	USD	141,332	SEK	1,549,000	5,886	—

Goldman Sachs & Co.	6/4/2024	USD	52,020,419	SGD	70,316,000	29,540	—

JP Morgan & Chase Co.	6/4/2024	USD	6,916,402	SGD	9,348,900	3,928	—

RBC Capital Markets	6/4/2024	USD	9,998,520	SGD	13,515,000	5,678	—

Citibank N.A.	7/2/2024	AUD	616,984,942	USD	410,656,540	—	(249,925)

Citibank N.A.	7/2/2024	AUD	6,842,000	USD	4,553,871	—	(2,840)

Citibank N.A.	7/2/2024	AUD	1,775,000	USD	1,181,938	—	(197)

RBC Capital Markets	7/2/2024	AUD	10,000,000	USD	6,655,793	—	(4,118)

Bank of America	7/2/2024	CHF	471,772,369	USD	524,606,543	—	(190,416)

Bank of America	7/2/2024	CHF	24,957,000	USD	27,751,523	—	(10,505)

Bank of America	7/2/2024	CHF	1,416,000	USD	1,574,201	—	(950)

RBC Capital Markets	7/2/2024	CHF	9,052,231	USD	10,065,942	—	(3,709)

Bank of America	7/2/2024	DKK	4,271,000	USD	622,247	—	(204)

Bank of America	7/2/2024	DKK	1,463,071,700	USD	213,274,981	48,761	—

Bank of America	7/2/2024	DKK	62,393,000	USD	9,095,020	1,943	—

Bank of America	7/2/2024	EUR	1,797,324,700	USD	1,953,578,717	539,676	—

Bank of America	7/2/2024	EUR	25,419,000	USD	27,628,445	7,226	—

Bank of America	7/2/2024	EUR	5,132,000	USD	5,575,220	—	(1,400)

RBC Capital Markets	7/2/2024	EUR	10,000,000	USD	10,869,218	2,850	—

RBC Capital Markets	7/2/2024	GBP	684,117,100	USD	871,139,665	—	(740,267)

RBC Capital Markets	7/2/2024	GBP	10,000,000	USD	12,733,635	—	(10,966)

RBC Capital Markets	7/2/2024	GBP	1,911,000	USD	2,435,401	—	(92)

RBC Capital Markets	7/2/2024	HKD	817,043,300	USD	104,518,664	—	(54,144)

RBC Capital Markets	7/2/2024	HKD	12,477,000	USD	1,596,234	—	(689)

RBC Capital Markets	7/2/2024	HKD	2,323,000	USD	297,299	—	(20)

JP Morgan & Chase Co.	7/2/2024	ILS	78,274,400	USD	21,061,604	—	(93,236)

JP Morgan & Chase Co.	7/2/2024	ILS	217,000	USD	58,631	—	(16)

JP Morgan & Chase Co.	7/2/2024	JPY	1,619,456,000	USD	10,349,264	—	(258)

JP Morgan & Chase Co.	7/2/2024	JPY	5,543,187,000	USD	35,424,728	—	(339)

JP Morgan & Chase Co.	7/2/2024	JPY	195,959,000,000	USD	1,252,311,029	—	(11,990)

JP Morgan & Chase Co.	7/2/2024	JPY	573,137,000	USD	3,659,907	—	(2,862)

RBC Capital Markets	7/2/2024	JPY	1,570,000,000	USD	10,033,271	—	(191)

Goldman Sachs & Co.	7/2/2024	NOK	1,030,000	USD	98,148	—	(63)

Goldman Sachs & Co.	7/2/2024	NOK	228,351,400	USD	21,759,417	—	(13,824)

See Notes to Financial Statements.

46  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	7/2/2024	NOK	30,966,300	USD	2,950,739	—	(1,889)

RBC Capital Markets	7/2/2024	NOK	104,855,000	USD	9,991,540	—	(6,354)

JP Morgan & Chase Co.	7/2/2024	NZD	7,859,600	USD	4,828,946	—	(2,359)

JP Morgan & Chase Co.	7/2/2024	NZD	50,000	USD	30,734	—	(1)

RBC Capital Markets	7/2/2024	NZD	10,000,000	USD	6,143,954	—	(3,057)

Citibank N.A.	7/2/2024	SEK	69,512,000	USD	6,618,414	2,462	—

Citibank N.A.	7/2/2024	SEK	5,597,000	USD	532,565	—	(141)

Citibank N.A.	7/2/2024	SEK	1,819,349,300	USD	173,227,313	66,904	—

RBC Capital Markets	7/2/2024	SEK	110,000,000	USD	10,473,371	3,889	—

Goldman Sachs & Co.	7/2/2024	SGD	249,000	USD	184,522	—	(50)

Goldman Sachs & Co.	7/2/2024	SGD	70,316,000	USD	52,089,013	—	(32,991)

JP Morgan & Chase Co.	7/2/2024	SGD	9,348,900	USD	6,925,701	—	(4,207)

RBC Capital Markets	7/2/2024	SGD	13,515,000	USD	10,011,865	—	(6,181)

Citibank N.A.	7/2/2024	USD	1,181,397	AUD	1,775,000	737	—

Bank of America	7/2/2024	USD	1,574,554	CHF	1,416,000	596	—

Bank of America	7/2/2024	USD	622,583	DKK	4,271,000	—	(133)

Bank of America	7/2/2024	USD	5,578,079	EUR	5,132,000	—	(1,459)

RBC Capital Markets	7/2/2024	USD	2,433,469	GBP	1,911,000	2,024	—

RBC Capital Markets	7/2/2024	USD	14,740,890	GBP	11,576,000	12,260	—

RBC Capital Markets	7/2/2024	USD	297,191	HKD	2,323,000	128	—

JP Morgan & Chase Co.	7/2/2024	USD	58,391	ILS	217,000	257	—

JP Morgan & Chase Co.	7/2/2024	USD	3,662,678	JPY	573,137,000	91	—

Goldman Sachs & Co.	7/2/2024	USD	98,100	NOK	1,030,000	110	—

JP Morgan & Chase Co.	7/2/2024	USD	30,721	NZD	50,000	15	—

Citibank N.A.	7/2/2024	USD	532,905	SEK	5,597,000	—	(198)

Goldman Sachs & Co.	7/2/2024	USD	184,506	SGD	249,000	66	—

Goldman Sachs & Co.	7/2/2024	USD	3,135,119	SGD	4,231,000	1,126	—

Total unrealized appreciation (depreciation)						7,639,363	(73,500,652)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  47

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$5,762,121,731	$—	$—	$5,762,121,731

Preferred Stocks	24,340,359	—	—	24,340,359

Rights (a)	1,034,349	—	—	1,034,349

Short-Term Investments (a)	193,329,162	—	—	193,329,162

Derivatives (b)

Forward Foreign Currency Contracts	—	7,639,363	—	7,639,363

Futures Contracts	3,316,410	—	—	3,316,410

TOTAL	$5,984,142,011	$7,639,363	$—	$5,991,781,374

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(73,500,652)	$—	$(73,500,652)

Futures Contracts	(343,095)	—	—	(343,095)

TOTAL	$(343,095)	$(73,500,652)	$—	$(73,843,747)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

48  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 98.1%

Australia – 0.0%

MMG Ltd.*

(Cost $16,990)	34,744	16,971

Brazil – 3.2%

Ambev SA	41,556	91,487

Atacadao SA	6,457	12,199

B3 SA – Brasil Bolsa Balcao	54,796	111,660

Banco Bradesco SA	16,355	35,663

Banco BTG Pactual S.A	11,653	70,106

Banco do Brasil SA	17,242	89,052

BB Seguridade Participacoes SA	7,222	44,425

BRF SA*	5,981	21,163

Caixa Seguridade Participacoes S/A	5,734	16,238

CCR SA	8,834	20,256

Centrais Eletricas Brasileiras SA	11,966	79,281

Cia de Saneamento Basico do Estado de Sao Paulo	3,364	47,319

Cia Siderurgica Nacional SA	6,689	16,662

Cosan SA*	12,636	32,776

CPFL Energia SA	2,212	14,365

Energisa SA	2,459	21,406

Eneva SA*	4,066	9,625

Engie Brasil Energia SA	1,916	15,814

Equatorial Energia SA	10,374	57,749

Hapvida Participacoes e Investimentos SA*, 144A	45,990	34,946

Hypera SA	3,922	20,279

JBS SA	7,247	39,803

Klabin SA	9,202	35,610

Localiza Rent a Car SA	8,916	72,555

Lojas Renner SA	8,584	21,448

Natura & Co. Holding SA	8,693	24,585

Petroleo Brasileiro SA	37,070	287,332

PRIO SA	8,035	63,672

Raia Drogasil SA	12,782	61,027

Rede D’Or Sao Luiz SA, 144A	5,410	28,292

Rumo SA	12,965	48,666

Sendas Distribuidora SA*	13,972	32,410

Suzano SA	8,163	75,709

Telefonica Brasil SA	4,247	35,022

TIM SA	8,682	26,223

TOTVS SA	4,799	26,248

Ultrapar Participacoes SA	7,565	33,381

Vale SA	33,335	401,221

Vibra Energia SA	9,461	38,810

WEG SA	16,719	119,560

(Cost $1,605,982)		2,334,045

	Number of Shares	Value $

Chile – 0.4%

Banco de Chile	463,636	55,050

Banco de Credito e Inversiones SA	700	19,864

Banco Santander Chile	677,633	32,073

Cencosud SA	10,175	19,107

Cia Sud Americana de Vapores SA	155,819	10,094

Empresas CMPC SA	10,223	21,393

Empresas Copec SA	3,776	31,341

Enel Americas SA	193,231	19,112

Enel Chile SA	281,068	16,108

Falabella SA*	9,935	30,097

Latam Airlines Group SA	1,595,318	21,462

(Cost $315,762)		275,701

China – 24.1%

360 Security Technology, Inc.*, Class A	6,240	7,069

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,600	3,198

AAC Technologies Holdings, Inc.	6,614	20,340

Advanced Micro-Fabrication Equipment, Inc., China, Class A	441	7,876

AECC Aviation Power Co. Ltd., Class A	2,400	12,326

Agricultural Bank of China Ltd., Class A	49,200	29,730

Agricultural Bank of China Ltd., Class H	272,102	113,776

Aier Eye Hospital Group Co. Ltd., Class A	4,939	8,240

AIMA Technology Group Co. Ltd., Class A	1,324	6,311

Air China Ltd.*, Class A	8,600	8,843

Akeso, Inc.*, 144A	6,143	34,562

Alibaba Group Holding Ltd.	152,790	1,463,349

Aluminum Corp. of China Ltd., Class A	8,012	9,032

Aluminum Corp. of China Ltd., Class H	35,049	26,173

Anhui Conch Cement Co. Ltd., Class A	1,500	4,957

Anhui Conch Cement Co. Ltd., Class H	12,262	30,324

Anhui Gujing Distillery Co. Ltd., Class A	272	9,386

Anhui Gujing Distillery Co. Ltd., Class B	1,787	27,825

Anhui Kouzi Distillery Co. Ltd., Class A	229	1,324

Anhui Yingjia Distillery Co. Ltd., Class A	492	4,711

Anjoy Foods Group Co. Ltd., Class A	200	2,509

See Notes to Financial Statements.

DBX ETF Trust  |  49

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

ANTA Sports Products Ltd.	12,610	134,236

Asymchem Laboratories Tianjin Co. Ltd., Class A	364	3,842

Autobio Diagnostics Co. Ltd., Class A	700	4,942

Autohome, Inc., ADR	770	21,868

Avary Holding Shenzhen Co. Ltd., Class A	730	3,004

AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	912

AviChina Industry & Technology Co. Ltd., Class H	28,667	12,976

Baidu, Inc.*, Class A	22,713	271,555

Bank of Beijing Co. Ltd., Class A	12,500	10,014

Bank of Changsha Co. Ltd., Class A	4,992	5,903

Bank of Chengdu Co. Ltd., Class A	2,451	5,331

Bank of China Ltd., Class A	25,900	15,829

Bank of China Ltd., Class H	777,998	368,088

Bank of Communications Co. Ltd., Class A	21,300	20,670

Bank of Communications Co. Ltd., Class H	86,117	64,860

Bank of Hangzhou Co. Ltd., Class A	4,060	7,595

Bank of Jiangsu Co. Ltd., Class A	11,354	12,925

Bank of Nanjing Co. Ltd., Class A	6,500	9,278

Bank of Ningbo Co. Ltd., Class A	2,270	7,740

Bank of Shanghai Co. Ltd., Class A	8,740	9,396

Baoshan Iron & Steel Co. Ltd., Class A	13,700	13,012

Beijing Enlight Media Co. Ltd., Class A	4,488	5,615

Beijing Kingsoft Office Software, Inc., Class A	252	8,977

Beijing New Building Materials PLC, Class A	1,470	6,540

Beijing Tiantan Biological Products Corp. Ltd., Class A	2,287	8,921

Beijing Tongrentang Co. Ltd., Class A	900	5,521

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	609	5,710

Beijing Yanjing Brewery Co. Ltd., Class A	3,600	4,638

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	32,687	22,766

Bilibili, Inc.*, Class Z	2,309	32,832

Bloomage Biotechnology Corp. Ltd., Class A	320	2,583

BOC International China Co. Ltd., Class A	2,100	2,830

BOE Technology Group Co. Ltd., Class A	23,000	12,917

	Number of Shares	Value $

BYD Co. Ltd., Class A	1,400	44,134

BYD Co. Ltd., Class H	10,252	287,880

BYD Electronic International Co. Ltd.	7,377	31,884

By-health Co. Ltd., Class A	2,100	4,371

Caitong Securities Co. Ltd., Class A	3,204	3,184

Cambricon Technologies Corp. Ltd.*, Class A	349	8,397

CGN Power Co. Ltd., Class A	5,565	3,210

CGN Power Co. Ltd.*, Class H, 144A	112,118	42,866

Changchun High-Tech Industry Group Co. Ltd., Class A	360	5,194

Changjiang Securities Co. Ltd., Class A	1,400	1,064

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	328	5,548

Chaozhou Three-Circle Group Co. Ltd., Class A	1,664	6,663

China Baoan Group Co. Ltd., Class A	1,700	2,317

China CITIC Bank Corp. Ltd., Class H	86,055	52,489

China Coal Energy Co. Ltd., Class H	18,352	23,115

China Communications Services Corp. Ltd., Class H	26,305	12,681

China Construction Bank Corp., Class A	8,000	7,752

China Construction Bank Corp., Class H	944,825	669,317

China CSSC Holdings Ltd., Class A	2,544	13,006

China Eastern Airlines Corp. Ltd.*, Class A	18,135	9,860

China Energy Engineering Corp. Ltd., Class A	21,040	6,342

China Everbright Bank Co. Ltd., Class A	25,600	11,417

China Everbright Bank Co. Ltd., Class H	34,614	11,110

China Feihe Ltd., 144A	33,685	16,669

China Galaxy Securities Co. Ltd., Class A	3,700	5,862

China Galaxy Securities Co. Ltd., Class H	35,591	19,160

China Greatwall Technology Group Co. Ltd., Class A	3,300	4,220

China Hongqiao Group Ltd.	30,370	50,096

China International Capital Corp. Ltd., Class A	2,449	10,625

China International Capital Corp. Ltd., Class H, 144A	15,158	18,026

China Jushi Co. Ltd., Class A	3,804	6,001

China Life Insurance Co. Ltd., Class A	2,400	10,357

See Notes to Financial Statements.

50  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

China Life Insurance Co. Ltd., Class H	74,540	105,609

China Literature Ltd.*, 144A	3,855	12,964

China Longyuan Power Group Corp. Ltd., Class H	31,277	28,516

China Mengniu Dairy Co. Ltd.*	31,346	57,558

China Merchants Bank Co. Ltd., Class A	12,163	57,392

China Merchants Bank Co. Ltd., Class H	38,200	169,986

China Merchants Energy Shipping Co. Ltd., Class A	4,324	5,279

China Merchants Securities Co. Ltd., Class A	4,200	8,204

China Merchants Shekou Industrial Zone Holdings Co. Ltd.*, Class A	3,800	5,048

China Minsheng Banking Corp. Ltd., Class A	21,400	11,518

China Minsheng Banking Corp. Ltd., Class H	65,953	24,963

China National Building Material Co. Ltd., Class H	35,525	14,218

China National Chemical Engineering Co. Ltd., Class A	4,000	4,504

China National Nuclear Power Co. Ltd., Class A	14,000	18,461

China National Software & Service Co. Ltd., Class A	910	3,842

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,400	3,642

China Oilfield Services Ltd., Class H	18,141	19,323

China Pacific Insurance Group Co. Ltd., Class A	3,300	13,073

China Pacific Insurance Group Co. Ltd.*, Class H	26,778	69,852

China Petroleum & Chemical Corp., Class A	19,600	17,401

China Petroleum & Chemical Corp., Class H	238,780	151,443

China Railway Group Ltd., Class A	13,300	12,046

China Railway Group Ltd., Class H	46,121	24,770

China Railway Signal & Communication Corp. Ltd., Class A	8,683	6,562

China Rare Earth Resources And Technology Co. Ltd., Class A	1,300	4,896

China Resources Microelectronics Ltd., Class A	893	4,692

China Resources Mixc Lifestyle Services Ltd., 144A	6,538	22,740

China Resources Pharmaceutical Group Ltd., 144A	19,948	14,769

	Number of Shares	Value $

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	9,212

China Shenhua Energy Co. Ltd., Class A	3,646	21,244

China Shenhua Energy Co. Ltd., Class H	33,323	161,706

China Southern Airlines Co. Ltd.*, Class A	8,400	6,799

China State Construction Engineering Corp. Ltd., Class A	25,500	19,761

China Three Gorges Renewables Group Co. Ltd., Class A	14,675	9,433

China Tourism Group Duty Free Corp. Ltd., Class A	1,600	15,637

China Tourism Group Duty Free Corp. Ltd., Class H, 144A	855	6,817

China Tower Corp. Ltd., Class H, 144A	446,685	52,548

China United Network Communications Ltd., Class A	20,261	12,745

China Vanke Co. Ltd., Class A	7,800	8,858

China Vanke Co. Ltd., Class H	20,797	14,281

China Yangtze Power Co. Ltd., Class A	14,300	52,378

China Zhenhua Group Science & Technology Co. Ltd., Class A	600	3,729

China Zheshang Bank Co. Ltd.*, Class A	5,070	2,080

Chongqing Brewery Co. Ltd., Class A	500	4,745

Chongqing Changan Automobile Co. Ltd., Class A	5,162	9,798

Chongqing Rural Commercial Bank Co. Ltd., Class A	11,144	7,915

Chongqing Zhifei Biological Products Co. Ltd., Class A	1,435	6,479

CITIC Ltd.	53,036	53,576

CITIC Securities Co. Ltd., Class A	6,910	17,710

CITIC Securities Co. Ltd., Class H	15,455	23,992

CMOC Group Ltd., Class A	11,100	12,743

CMOC Group Ltd., Class H	36,604	33,747

CNGR Advanced Material Co. Ltd., Class A	840	4,086

CNPC Capital Co. Ltd., Class A	7,300	5,707

Contemporary Amperex Technology Co. Ltd., Class A	2,625	71,456

COSCO SHIPPING Development Co. Ltd., Class A	14,000	5,126

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,400	5,821

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	10,949	15,429

See Notes to Financial Statements.

DBX ETF Trust  |  51

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

COSCO SHIPPING Holdings Co. Ltd., Class A	7,630	15,796

COSCO SHIPPING Holdings Co. Ltd., Class H	30,929	51,651

Country Garden Holdings Co. Ltd.*(a)	174,110	10,798

CRRC Corp. Ltd., Class A	13,800	13,240

CRRC Corp. Ltd., Class H	42,883	25,663

CSC Financial Co. Ltd., Class A	2,433	7,086

CSPC Pharmaceutical Group Ltd.	80,796	68,497

Daqin Railway Co. Ltd., Class A	9,000	8,759

DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,152	3,183

Dong-E-E-Jiao Co. Ltd., Class A	200	1,864

Dongfang Electric Corp. Ltd., Class A	2,280	5,768

Dongxing Securities Co. Ltd., Class A	600	691

East Money Information Co. Ltd., Class A	8,473	14,474

Eastroc Beverage Group Co. Ltd., Class A	203	5,979

Ecovacs Robotics Co. Ltd., Class A	500	3,434

ENN Energy Holdings Ltd.	8,014	73,475

ENN Natural Gas Co. Ltd., Class A	2,300	5,759

Eoptolink Technology, Inc. Ltd., Class A	841	10,040

Eve Energy Co. Ltd., Class A	1,506	8,122

Everbright Securities Co. Ltd., Class A	2,500	5,430

FAW Jiefang Group Co. Ltd.*, Class A	4,576	5,304

First Capital Securities Co. Ltd., Class A	900	669

Flat Glass Group Co. Ltd., Class A	700	2,372

Flat Glass Group Co. Ltd., Class H	4,923	9,959

Focus Media Information Technology Co. Ltd., Class A	9,320	8,133

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,451	7,150

Fosun International Ltd.	21,878	12,253

Founder Securities Co. Ltd., Class A	7,600	8,620

Foxconn Industrial Internet Co. Ltd., Class A	8,749	27,590

Fuyao Glass Industry Group Co. Ltd., Class A	2,100	13,366

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	5,487	30,977

Ganfeng Lithium Group Co. Ltd., Class A	1,680	7,777

	Number of Shares	Value $

Ganfeng Lithium Group Co. Ltd., Class H, 144A	3,790	10,444

GD Power Development Co. Ltd., Class A	7,854	5,805

Genscript Biotech Corp.*	11,569	14,793

GF Securities Co. Ltd., Class A	4,400	7,795

GF Securities Co. Ltd., Class H	12,450	11,271

Giant Biogene Holding Co. Ltd.*, 144A	2,852	18,034

GigaDevice Semiconductor, Inc., Class A	533	6,097

Ginlong Technologies Co. Ltd., Class A	450	3,555

GoerTek, Inc., Class A	2,100	4,969

Goldwind Science & Technology Co. Ltd., Class A	1,138	1,222

Goneo Group Co. Ltd., Class A	344	5,731

Gotion High-tech Co. Ltd.*, Class A	1,200	3,353

Great Wall Motor Co. Ltd., Class A	1,576	5,634

Great Wall Motor Co. Ltd., Class H	22,281	38,406

Gree Electric Appliances, Inc. of Zhuhai, Class A	2,400	13,445

Guangdong Haid Group Co. Ltd., Class A	901	6,283

Guanghui Energy Co. Ltd., Class A	3,641	4,014

Guangzhou Automobile Group Co. Ltd., Class A	2,900	3,361

Guangzhou Automobile Group Co. Ltd., Class H	29,970	12,455

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,593

Guangzhou Haige Communications Group, Inc. Co., Class A	3,800	5,665

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	2,318

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	2,711

Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	5,221

Guolian Securities Co. Ltd.*, Class A	1,900	2,851

Guosen Securities Co. Ltd., Class A	4,500	5,538

Guotai Junan Securities Co. Ltd., Class A	4,200	8,059

Guoyuan Securities Co. Ltd., Class A	5,430	4,798

H World Group Ltd., ADR	2,107	78,444

Haidilao International Holding Ltd., 144A	16,105	35,750

See Notes to Financial Statements.

52  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Haier Smart Home Co. Ltd., Class A	3,300	13,418

Haier Smart Home Co. Ltd., Class H	24,490	88,623

Hainan Airlines Holding Co. Ltd.*, Class A	41,512	7,771

Hainan Airport Infrastructure Co. Ltd.*, Class A	17,207	8,100

Haitian International Holdings Ltd.	6,835	20,845

Haitong Securities Co. Ltd., Class A	6,600	7,531

Haitong Securities Co. Ltd., Class H	27,405	13,456

Hangzhou First Applied Material Co. Ltd.*, Class A	1,143	4,080

Hangzhou Oxygen Plant Group Co. Ltd., Class A	1,100	3,785

Hangzhou Robam Appliances Co. Ltd., Class A	200	663

Hangzhou Silan Microelectronics Co. Ltd.*, Class A	1,300	3,362

Hangzhou Tigermed Consulting Co. Ltd., Class A	174	1,292

Hansoh Pharmaceutical Group Co. Ltd., 144A	12,252	25,161

Heilongjiang Agriculture Co. Ltd., Class A	2,824	5,046

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	621	1,977

Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	8,050

Hengan International Group Co. Ltd.	6,106	21,237

Hengli Petrochemical Co. Ltd., Class A	3,502	6,908

Hengtong Optic-electric Co. Ltd., Class A	1,900	3,913

Hengyi Petrochemical Co. Ltd.*, Class A	1,366	1,348

Hesteel Co. Ltd., Class A	2,700	799

Hisense Home Appliances Group Co. Ltd., Class H	4,335	19,678

Hithink RoyalFlush Information Network Co. Ltd., Class A	416	6,680

Hoshine Silicon Industry Co. Ltd.*, Class A	500	3,634

Hua Hong Semiconductor Ltd.*, 144A	6,378	15,822

Huadian Power International Corp. Ltd., Class A	6,600	6,005

Huadong Medicine Co. Ltd., Class A	1,900	8,272

Huafon Chemical Co. Ltd., Class A	2,500	2,598

Huaibei Mining Holdings Co. Ltd., Class A	2,156	5,852

	Number of Shares	Value $

Hualan Biological Engineering, Inc., Class A	2,141	5,355

Huaneng Power International, Inc.*, Class A	6,000	7,400

Huaneng Power International, Inc.*, Class H	38,720	25,647

Huatai Securities Co. Ltd., Class A	3,900	7,290

Huatai Securities Co. Ltd., Class H, 144A	15,572	17,722

Huaxia Bank Co. Ltd., Class A	10,300	9,768

Huayu Automotive Systems Co. Ltd., Class A	1,600	3,539

Huizhou Desay Sv Automotive Co. Ltd., Class A	400	5,530

Humanwell Healthcare Group Co. Ltd., Class A	1,500	3,985

Hunan Valin Steel Co. Ltd., Class A	4,600	3,343

Hundsun Technologies, Inc., Class A	1,689	4,666

Hygeia Healthcare Holdings Co. Ltd., 144A	3,342	13,996

Hygon Information Technology Co. Ltd., Class A	1,224	12,013

IEIT Systems Co. Ltd., Class A	1,321	6,621

Iflytek Co. Ltd., Class A	2,050	11,908

Imeik Technology Development Co. Ltd., Class A	232	6,423

Industrial & Commercial Bank of China Ltd., Class A	34,700	25,936

Industrial & Commercial Bank of China Ltd., Class H	644,500	364,264

Industrial Bank Co. Ltd., Class A	11,159	27,479

Industrial Securities Co. Ltd., Class A	6,700	4,943

Ingenic Semiconductor Co. Ltd., Class A	600	4,808

Inner Mongolia BaoTou Steel Union Co. Ltd.*, Class A	37,200	7,886

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	2,408	7,541

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	5,775

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,700	10,521

Inner Mongolia Yitai Coal Co. Ltd., Class B	9,700	17,848

Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	4,700	4,716

Innovent Biologics, Inc.*, 144A	11,555	52,010

iQIYI, Inc.*, ADR	4,320	20,002

Isoftstone Information Technology Group Co. Ltd.*, Class A	1,296	7,096

JA Solar Technology Co. Ltd., Class A	2,276	4,731

See Notes to Financial Statements.

DBX ETF Trust  |  53

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Jason Furniture Hangzhou Co. Ltd., Class A	166	819

JCET Group Co. Ltd., Class A	1,500	5,362

JD Health International, Inc.*, 144A	14,095	47,131

JD Logistics, Inc.*, 144A	18,993	20,692

JD.com, Inc., Class A	22,788	331,895

Jiangsu Eastern Shenghong Co. Ltd.*, Class A	7,192	8,850

Jiangsu Expressway Co. Ltd., Class H	13,817	14,364

Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,104	7,540

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,178	18,530

Jiangsu King’s Luck Brewery JSC Ltd., Class A	778	5,680

Jiangsu Pacific Quartz Co. Ltd., Class A	600	3,209

Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	3,656	5,400

Jiangsu Yanghe Distillery Co. Ltd., Class A	1,200	15,416

Jiangsu Yoke Technology Co. Ltd., Class A	500	4,071

Jiangsu Zhongtian Technology Co. Ltd., Class A	2,496	5,174

Jiangxi Copper Co. Ltd., Class A	1,400	4,912

Jiangxi Copper Co. Ltd., Class H	11,576	24,986

Jinko Solar Co. Ltd., Class A	5,688	6,381

Jizhong Energy Resources Co. Ltd., Class A	4,576	5,121

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	4,291

Jointown Pharmaceutical Group Co. Ltd., Class A	1,043	1,062

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	3,564

Kanzhun Ltd., ADR	2,629	55,866

KE Holdings, Inc., ADR	6,347	107,709

Kingdee International Software Group Co. Ltd.*	28,040	28,684

Kingsoft Corp. Ltd.	9,043	28,908

Kuaishou Technology*, 144A	23,477	166,462

Kuang-Chi Technologies Co. Ltd.*, Class A	1,600	4,015

Kunlun Tech Co. Ltd.*, Class A	1,200	5,763

Kweichow Moutai Co. Ltd., Class A	714	162,011

LB Group Co. Ltd., Class A	1,916	5,520

Lenovo Group Ltd.	77,611	111,349

Lens Technology Co. Ltd., Class A	3,076	6,478

Lepu Medical Technology Beijing Co. Ltd., Class A	1,020	2,312

	Number of Shares	Value $

Li Auto, Inc.*, Class A	12,225	122,166

Li Ning Co. Ltd.	23,673	61,601

Lingyi iTech Guangdong Co., Class A	6,890	4,676

Longfor Group Holdings Ltd., 144A	17,351	27,290

LONGi Green Energy Technology Co. Ltd., Class A	3,554	9,094

Luxshare Precision Industry Co. Ltd., Class A	3,970	17,372

Luzhou Laojiao Co. Ltd., Class A	1,200	28,881

Mango Excellent Media Co. Ltd., Class A	1,803	5,738

Maxscend Microelectronics Co. Ltd., Class A	448	5,353

Meituan*, Class B, 144A	49,864	670,133

Metallurgical Corp. of China Ltd., Class A	16,000	7,180

Midea Group Co. Ltd., Class A	2,500	22,285

MINISO Group Holding Ltd.	3,727	21,351

Montage Technology Co. Ltd., Class A	489	3,567

Muyuan Foods Co. Ltd., Class A	2,464	15,992

NARI Technology Co. Ltd., Class A	4,625	14,330

National Silicon Industry Group Co. Ltd.*, Class A	3,123	5,816

NAURA Technology Group Co. Ltd., Class A	260	10,499

NetEase, Inc.	19,031	334,851

New China Life Insurance Co. Ltd., Class A	2,100	9,409

New China Life Insurance Co. Ltd., Class H	7,976	16,298

New Hope Liuhe Co. Ltd.*, Class A	2,400	3,310

New Oriental Education & Technology Group, Inc.*	14,973	121,290

Ninestar Corp., Class A	1,200	4,493

Ningbo Deye Technology Co. Ltd., Class A	504	4,684

Ningbo Joyson Electronic Corp.*, Class A	1,500	3,244

Ningbo Orient Wires & Cables Co. Ltd.*, Class A	600	3,974

Ningbo Shanshan Co. Ltd., Class A	2,000	2,913

Ningbo Tuopu Group Co. Ltd., Class A	744	5,898

Ningxia Baofeng Energy Group Co. Ltd.*, Class A	4,593	10,381

NIO, Inc.*, ADR	13,262	71,482

Nongfu Spring Co. Ltd., Class H, 144A	20,440	108,729

Offshore Oil Engineering Co. Ltd., Class A	3,400	2,874

See Notes to Financial Statements.

54  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Oppein Home Group, Inc., Class A	460	4,309

Orient Securities Co. Ltd., Class A	3,238	3,606

Pangang Group Vanadium Titanium & Resources Co. Ltd.*, Class A	6,600	2,671

People.cn Co. Ltd., Class A	1,300	3,922

People’s Insurance Co. Group of China Ltd., Class A	6,700	4,888

People’s Insurance Co. Group of China Ltd., Class H	78,976	27,468

PetroChina Co. Ltd., Class A	14,232	19,864

PetroChina Co. Ltd., Class H	211,735	215,785

Pharmaron Beijing Co. Ltd., Class A	1,575	4,475

PICC Property & Casualty Co. Ltd., Class H	70,613	91,738

Ping An Bank Co. Ltd., Class A	12,500	19,116

Ping An Insurance Group Co. of China Ltd., Class A	6,800	40,314

Ping An Insurance Group Co. of China Ltd., Class H	65,347	330,478

Piotech, Inc., Class A	286	7,294

Poly Developments and Holdings Group Co. Ltd., Class A	7,500	10,551

Pop Mart International Group Ltd., 144A	5,089	24,142

Postal Savings Bank of China Co. Ltd., Class A	18,198	12,600

Postal Savings Bank of China Co. Ltd., Class H, 144A	73,334	41,354

Power Construction Corp. of China Ltd., Class A	8,401	6,187

Qifu Technology, Inc., ADR	1,157	22,353

Qinghai Salt Lake Industry Co. Ltd.*, Class A	2,100	4,998

Rongsheng Petrochemical Co. Ltd.*, Class A	6,975	9,620

SAIC Motor Corp. Ltd., Class A	5,000	9,684

Sailun Group Co. Ltd., Class A	2,700	5,530

Sanan Optoelectronics Co. Ltd., Class A	3,700	6,382

Sangfor Technologies, Inc.*, Class A	375	2,826

Sany Heavy Industry Co. Ltd.*, Class A	3,700	8,240

Satellite Chemical Co. Ltd., Class A	2,990	7,507

SDIC Capital Co. Ltd., Class A	8,300	7,026

SDIC Power Holdings Co. Ltd., Class A	4,600	11,220

Seres Group Co. Ltd.*, Class A	910	11,139

SF Holding Co. Ltd., Class A	2,932	14,872

SG Micro Corp., Class A	197	2,103

	Number of Shares	Value $

Shaanxi Coal Industry Co. Ltd., Class A	4,400	15,765

Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,750	5,668

Shandong Gold Mining Co. Ltd., Class A	1,736	6,884

Shandong Gold Mining Co. Ltd., Class H, 144A	5,996	12,881

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,296	5,125

Shandong Linglong Tyre Co. Ltd., Class A	1,400	3,997

Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	3,604

Shandong Sun Paper Industry JSC Ltd., Class A	3,164	6,568

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,171	14,094

Shanghai Aiko Solar Energy Co. Ltd., Class A	1,820	2,919

Shanghai Baosight Software Co. Ltd., Class A	837	4,557

Shanghai Baosight Software Co. Ltd., Class B	6,231	13,546

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	237	6,513

Shanghai Construction Group Co. Ltd., Class A	14,100	4,522

Shanghai Electric Group Co. Ltd.*, Class A	12,400	7,186

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	5,422

Shanghai International Airport Co. Ltd.*, Class A	900	4,305

Shanghai International Port Group Co. Ltd., Class A	9,000	7,049

Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	4,250

Shanghai M&G Stationery, Inc., Class A	275	1,347

Shanghai Moons’ Electric Co. Ltd., Class A	700	4,728

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,400	5,999

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,163	13,591

Shanghai Pudong Development Bank Co. Ltd., Class A	19,500	22,386

Shanghai Putailai New Energy Technology Co. Ltd.*, Class A	942	2,115

Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	5,473

Shanghai Rural Commercial Bank Co. Ltd., Class A	7,488	8,143

Shanghai United Imaging Healthcare Co. Ltd., Class A	494	8,690

Shanxi Coal International Energy Group Co. Ltd., Class A	2,500	5,447

See Notes to Financial Statements.

DBX ETF Trust  |  55

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,740	2,642

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,600	8,117

Shanxi Meijin Energy Co. Ltd.*, Class A	4,700	3,591

Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	3,070

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	880	29,234

Shede Spirits Co. Ltd., Class A	400	3,964

Shengyi Technology Co. Ltd., Class A	2,035	5,541

Shennan Circuits Co. Ltd., Class A	550	6,808

Shenwan Hongyuan Group Co. Ltd., Class A	15,300	9,582

Shenzhen Capchem Technology Co. Ltd., Class A	540	2,334

Shenzhen Energy Group Co. Ltd., Class A	5,060	5,071

Shenzhen Inovance Technology Co. Ltd., Class A	1,483	11,827

Shenzhen Kangtai Biological Products Co. Ltd., Class A	752	1,889

Shenzhen Kedali Industry Co. Ltd., Class A	300	3,825

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	774	30,911

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	3,273

Shenzhen Salubris Pharmaceuticals Co. Ltd.*, Class A	200	752

Shenzhen Transsion Holdings Co. Ltd., Class A	315	5,680

Shenzhou International Group Holdings Ltd.	7,964	79,636

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,700	4,249

Sichuan Chuantou Energy Co. Ltd., Class A	2,200	5,454

Sichuan Hebang Biotechnology Co. Ltd., Class A	11,600	3,146

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,762

Sichuan Road & Bridge Group Co. Ltd., Class A	5,708	6,176

Sichuan Swellfun Co. Ltd., Class A	500	3,113

Sieyuan Electric Co. Ltd., Class A	832	8,076

Silergy Corp.	3,280	47,792

Sinoma Science & Technology Co. Ltd., Class A	1,000	2,063

Sinomine Resource Group Co. Ltd., Class A	700	2,977

	Number of Shares	Value $

Sinopharm Group Co. Ltd., Class H	13,443	36,442

Sinotruk Hong Kong Ltd.	7,433	17,241

Smoore International Holdings Ltd., 144A	16,290	18,081

Songcheng Performance Development Co. Ltd., Class A	2,520	3,542

SooChow Securities Co. Ltd., Class A	1,352	1,200

Spring Airlines Co. Ltd.*, Class A	1,200	9,275

StarPower Semiconductor Ltd., Class A	280	3,367

Sungrow Power Supply Co. Ltd., Class A	869	11,805

Sunny Optical Technology Group Co. Ltd.	6,964	38,247

Sunwoda Electronic Co. Ltd., Class A	1,800	3,845

SUPCON Technology Co. Ltd., Class A	582	3,417

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	898	1,941

Suzhou Maxwell Technologies Co. Ltd., Class A	256	4,629

TAL Education Group*, ADR	4,719	53,608

TBEA Co. Ltd., Class A	2,130	4,374

TCL Technology Group Corp.*, Class A	11,716	6,902

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,361	5,112

Tencent Holdings Ltd.	65,118	2,995,941

Tencent Music Entertainment Group, ADR	7,715	111,482

Thunder Software Technology Co. Ltd., Class A	400	3,110

Tianqi Lithium Corp., Class A	1,200	5,960

Tianshan Aluminum Group Co. Ltd., Class A	774	914

Tingyi Cayman Islands Holding Corp.	19,731	24,095

Tongcheng Travel Holdings Ltd.*	11,709	26,741

TongFu Microelectronics Co. Ltd.*, Class A	1,740	5,501

Tongkun Group Co. Ltd.*, Class A	2,000	4,151

Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,417

Tongwei Co. Ltd.*, Class A	1,400	4,434

Topsports International Holdings Ltd., 144A	20,023	13,058

TravelSky Technology Ltd., Class H	9,446	12,393

Trina Solar Co. Ltd., Class A	1,708	5,189

Trip.Com Group Ltd.*	5,419	271,352

See Notes to Financial Statements.

56  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Tsingtao Brewery Co. Ltd., Class A	500	5,343

Tsingtao Brewery Co. Ltd., Class H	5,973	42,198

Unigroup Guoxin Microelectronics Co. Ltd.*, Class A	773	5,890

Unisplendour Corp. Ltd.*, Class A	2,454	7,438

Vipshop Holdings Ltd., ADR	3,607	57,964

Walvax Biotechnology Co. Ltd., Class A	1,300	2,391

Wanhua Chemical Group Co. Ltd., Class A	1,925	23,198

Weichai Power Co. Ltd., Class A	3,600	7,884

Weichai Power Co. Ltd., Class H	18,485	33,044

Weihai Guangwei Composites Co. Ltd.*, Class A	800	2,869

Wens Foodstuffs Group Co. Ltd., Class A	3,606	10,627

Western Securities Co. Ltd., Class A	900	840

Western Superconducting Technologies Co. Ltd., Class A	789	4,638

Will Semiconductor Co. Ltd., Class A	608	7,869

Wingtech Technology Co. Ltd.*, Class A	1,014	4,260

Wuchan Zhongda Group Co. Ltd., Class A	4,500	2,973

Wuliangye Yibin Co. Ltd., Class A	1,507	30,431

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,828	7,863

WuXi AppTec Co. Ltd., Class A	1,457	8,445

WuXi AppTec Co. Ltd., Class H, 144A	3,895	16,959

Wuxi Biologics Cayman, Inc.*, 144A	36,350	51,780

XCMG Construction Machinery Co. Ltd., Class A	7,200	7,185

Xiamen C & D, Inc., Class A	1,600	2,119

Xiamen Faratronic Co. Ltd., Class A	300	3,510

Xiamen Tungsten Co. Ltd., Class A	1,800	4,715

Xiaomi Corp.*, Class B, 144A	151,087	337,707

Xinjiang Daqo New Energy Co. Ltd.*, Class A	1,567	5,774

Xinyi Solar Holdings Ltd.	52,046	34,208

XPeng, Inc.*, Class A	12,522	51,799

Yadea Group Holdings Ltd., 144A	12,085	19,286

Yankuang Energy Group Co. Ltd., Class A	2,518	8,731

Yankuang Energy Group Co. Ltd., Class H	23,980	59,855

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	5,289

	Number of Shares	Value $

Yealink Network Technology Corp. Ltd., Class A	1,044	5,330

Yifeng Pharmacy Chain Co. Ltd., Class A	854	5,297

Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	3,726

Yintai Gold Co. Ltd., Class A	1,992	5,306

YongXing Special Materials Technology Co. Ltd., Class A	520	3,079

Yonyou Network Technology Co. Ltd.*, Class A	2,697	4,176

Youngor Fashion Co. Ltd., Class A	6,300	6,894

YTO Express Group Co. Ltd., Class A	2,500	5,578

Yum China Holdings, Inc.	3,818	136,532

Yunda Holding Co. Ltd., Class A	3,160	3,863

Yunnan Aluminium Co. Ltd., Class A	3,164	6,293

Yunnan Baiyao Group Co. Ltd., Class A	1,400	10,190

Yunnan Botanee Bio-Technology Group Co. Ltd.*, Class A	200	1,470

Yunnan Energy New Material Co. Ltd., Class A	760	4,140

Yunnan Yuntianhua Co. Ltd., Class A	1,500	4,280

Zangge Mining Co. Ltd., Class A	1,300	4,669

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	15,623

Zhaojin Mining Industry Co. Ltd., Class H	13,902	24,461

Zhejiang Century Huatong Group Co. Ltd.*, Class A	8,280	4,570

Zhejiang China Commodities City Group Co. Ltd.*, Class A	3,500	3,796

Zhejiang Chint Electrics Co. Ltd., Class A	2,300	6,766

Zhejiang Dahua Technology Co. Ltd., Class A	1,632	3,682

Zhejiang Expressway Co. Ltd., Class H	21,158	13,825

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,000	4,774

Zhejiang Huayou Cobalt Co. Ltd., Class A	1,627	6,450

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	4,859

Zhejiang Juhua Co. Ltd., Class A	1,740	5,695

Zhejiang Leapmotor Technology Co. Ltd.*, 144A	4,586	16,713

Zhejiang NHU Co. Ltd., Class A	1,483	3,872

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,800	5,704

Zhejiang Supor Co. Ltd., Class A	68	497

Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	4,468

See Notes to Financial Statements.

DBX ETF Trust  |  57

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,900	4,451

Zhejiang Zheneng Electric Power Co. Ltd.*, Class A	9,300	8,577

Zheshang Securities Co. Ltd., Class A	2,100	3,171

Zhongji Innolight Co. Ltd., Class A	536	11,603

Zhongjin Gold Corp. Ltd., Class A	1,800	3,573

Zhongsheng Group Holdings Ltd.	8,957	16,195

Zhongtai Securities Co. Ltd., Class A	4,000	3,447

Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	5,095

Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,970	19,415

Zijin Mining Group Co. Ltd., Class A	12,200	29,237

Zijin Mining Group Co. Ltd., Class H	53,409	112,959

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,076	5,611

ZTE Corp.*, Class A	2,400	8,906

ZTE Corp.*, Class H	7,909	16,242

ZTO Express Cayman, Inc., ADR	4,171	95,057

(Cost $17,037,776)		17,520,732

Colombia – 0.1%

Bancolombia SA	2,705	25,136

Interconexion Electrica SA ESP	4,246	21,036

(Cost $44,475)		46,172

Cyprus – 0.0%

TCS Group Holding PLC*(a), GDR

(Cost $90,781)	1,644	0

Czech Republic – 0.1%

CEZ AS	1,567	65,318

Komercni Banka AS	829	28,344

Moneta Money Bank AS, 144A	3,670	16,064

(Cost $83,899)		109,726

Egypt – 0.1%

Commercial International Bank - Egypt (CIB)	29,061	48,076

Eastern Co. SAE	17,485	10,209

Talaat Moustafa Group	10,570	12,093

(Cost $83,103)		70,378

Greece – 0.5%

Alpha Services and Holdings SA*	22,675	38,160

Eurobank Ergasias Services and Holdings SA*	25,313	55,261

Hellenic Telecommunications Organization SA	2,044	29,808

	Number of Shares	Value $

JUMBO SA	1,089	31,195

Motor Oil Hellas Corinth Refineries SA	612	17,305

Mytilineos SA	1,010	40,132

National Bank of Greece SA*	7,747	67,079

OPAP SA	1,961	31,172

Piraeus Financial Holdings SA*	9,079	35,543

Public Power Corp. SA*	1,915	23,314

(Cost $265,273)		368,969

Hong Kong – 1.2%

Alibaba Health Information Technology Ltd.*	54,420	22,825

Beijing Enterprises Holdings Ltd.	6,121	21,524

Beijing Enterprises Water Group Ltd.	37,530	11,950

Bosideng International Holdings Ltd.	38,586	22,302

Brilliance China Automotive Holdings Ltd.	27,322	21,486

C&D International Investment Group Ltd.	6,998	14,103

China Gas Holdings Ltd.	23,185	21,909

China Merchants Port Holdings Co. Ltd.	13,276	18,877

China Overseas Land & Investment Ltd.	39,124	73,742

China Power International Development Ltd.	49,413	23,252

China Resources Beer Holdings Co. Ltd.	16,283	65,274

China Resources Gas Group Ltd.	8,515	29,561

China Resources Land Ltd.	32,848	119,288

China Resources Power Holdings Co. Ltd.	19,203	54,389

China Ruyi Holdings Ltd.*	59,274	16,220

China State Construction International Holdings Ltd.	18,245	24,170

China Taiping Insurance Holdings Co. Ltd.	14,740	15,927

Chow Tai Fook Jewellery Group Ltd.	18,379	23,595

Far East Horizon Ltd.	16,102	12,930

GCL Technology Holdings Ltd.	231,304	43,182

Geely Automobile Holdings Ltd.	61,465	74,430

Guangdong Investment Ltd.	28,508	16,112

Kunlun Energy Co. Ltd.	36,481	37,879

Orient Overseas International Ltd.	1,245	21,142

Sino Biopharmaceutical Ltd.	98,179	35,654

Want Want China Holdings Ltd.	42,472	25,580

(Cost $899,691)		867,303

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	4,145	32,202

OTP Bank Nyrt	2,044	98,520

See Notes to Financial Statements.

58  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Richter Gedeon Nyrt	1,446	36,640

(Cost $117,661)		167,362

India – 18.4%

ABB India Ltd.	558	55,605

Adani Enterprises Ltd.	1,785	72,950

Adani Green Energy Ltd.*	3,350	76,589

Adani Ports & Special Economic Zone Ltd.	5,475	94,281

Adani Power Ltd.*	7,502	67,928

Ambuja Cements Ltd.	6,005	45,614

APL Apollo Tubes Ltd.	1,800	32,452

Apollo Hospitals Enterprise Ltd.	996	69,675

Ashok Leyland Ltd.	14,602	39,185

Asian Paints Ltd.	3,927	135,549

Astral Ltd.	1,152	28,939

AU Small Finance Bank Ltd., 144A	3,166	24,772

Aurobindo Pharma Ltd.	2,821	40,072

Avenue Supermarts Ltd.*, 144A	1,567	80,764

Axis Bank Ltd.	21,812	303,683

Bajaj Auto Ltd.	686	74,662

Bajaj Finance Ltd.	2,801	224,751

Bajaj Finserv Ltd.	3,793	69,461

Bajaj Holdings & Investment Ltd.	253	24,107

Balkrishna Industries Ltd.	816	29,817

Bandhan Bank Ltd., 144A	9,380	21,160

Bank of Baroda	9,540	30,276

Bharat Electronics Ltd.	35,352	125,342

Bharat Forge Ltd.	2,504	46,634

Bharat Heavy Electricals Ltd.	9,996	35,794

Bharat Petroleum Corp. Ltd.	7,734	58,169

Bharti Airtel Ltd.	22,643	372,382

Bosch Ltd.	74	26,945

Britannia Industries Ltd.*	1,060	65,778

Canara Bank	15,916	22,500

CG Power & Industrial Solutions Ltd.	6,131	47,262

Cholamandalam Investment and Finance Co. Ltd.	4,237	62,998

Cipla Ltd.	5,244	90,919

Coal India Ltd.	15,588	91,730

Colgate-Palmolive India Ltd.	1,217	38,744

Container Corp. Of India Ltd.	2,648	34,098

Cummins India Ltd.	1,340	57,011

Dabur India Ltd.	5,970	38,986

Divi’s Laboratories Ltd.	1,153	59,496

DLF Ltd.	7,136	69,730

Dr. Reddy’s Laboratories Ltd.	1,204	83,542

Eicher Motors Ltd.	1,393	78,994

GAIL India Ltd.	22,402	54,830

	Number of Shares	Value $

GMR Airports Infrastructure Ltd.*	23,095	23,407

Godrej Consumer Products Ltd.	4,145	63,083

Godrej Properties Ltd.*	1,382	46,006

Grasim Industries Ltd.	2,526	70,094

Havells India Ltd.	2,399	54,817

HCL Technologies Ltd.	9,568	151,777

HDFC Asset Management Co. Ltd., 144A	1,027	47,791

HDFC Bank Ltd.	27,185	498,797

HDFC Life Insurance Co. Ltd., 144A	9,660	63,633

Hero MotoCorp Ltd.	1,154	70,779

Hindalco Industries Ltd.	13,968	115,355

Hindustan Aeronautics Ltd.	2,053	122,333

Hindustan Petroleum Corp. Ltd.	5,652	36,385

Hindustan Unilever Ltd.	7,843	218,839

ICICI Bank Ltd.	50,493	678,140

ICICI Lombard General Insurance Co. Ltd., 144A	2,413	45,697

ICICI Prudential Life Insurance Co. Ltd., 144A	3,288	21,486

IDFC First Bank Ltd.*	33,876	31,006

Indian Hotels Co. Ltd.	7,853	52,440

Indian Oil Corp. Ltd.	26,645	51,840

Indian Railway Catering & Tourism Corp. Ltd.	2,275	27,810

Indus Towers Ltd.*	8,124	33,884

IndusInd Bank Ltd.	2,967	51,962

Info Edge India Ltd.	738	50,370

Infosys Ltd.	32,317	544,700

InterGlobe Aviation Ltd.*, 144A	1,694	85,014

ITC Ltd.	30,163	154,101

Jindal Stainless Ltd.	3,382	32,150

Jindal Steel & Power Ltd.	3,757	46,277

Jio Financial Services Ltd.*	27,450	113,241

JSW Energy Ltd.	3,616	26,555

JSW Steel Ltd.	5,721	60,352

Jubilant Foodworks Ltd.	4,041	23,915

Kotak Mahindra Bank Ltd.	10,829	218,004

Larsen & Toubro Ltd.	6,533	287,183

LTIMindtree Ltd., 144A	858	48,331

Lupin Ltd.	2,169	41,123

Macrotech Developers Ltd., 144A	3,044	50,251

Mahindra & Mahindra Ltd.	9,159	275,002

Mankind Pharma Ltd.*	942	24,148

Marico Ltd.	4,810	34,318

Maruti Suzuki India Ltd.	1,360	202,022

Max Healthcare Institute Ltd.	7,734	69,658

Mphasis Ltd.	869	23,779

See Notes to Financial Statements.

DBX ETF Trust  |  59

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

MRF Ltd.	26	39,070

Muthoot Finance Ltd.	1,197	24,141

Nestle India Ltd.	3,468	97,840

NHPC Ltd.	31,019	39,855

NMDC Ltd.	9,815	30,590

NTPC Ltd.	42,557	183,033

Oil & Natural Gas Corp. Ltd.	30,899	97,856

Page Industries Ltd.	65	27,998

PB Fintech Ltd.*	2,925	45,358

Persistent Systems Ltd.	914	37,345

Petronet LNG Ltd.	7,929	28,246

Phoenix Mills Ltd.	938	34,832

PI Industries Ltd.	767	32,526

Pidilite Industries Ltd.	1,557	55,390

Polycab India Ltd.	489	39,495

Power Finance Corp. Ltd.	15,071	88,913

Power Grid Corp. of India Ltd.	45,409	168,642

Punjab National Bank	21,061	32,662

REC Ltd.	13,172	84,858

Reliance Industries Ltd.	29,943	1,026,233

Samvardhana Motherson

International Ltd.	27,517	49,861

SBI Cards & Payment Services Ltd.	2,768	22,951

SBI Life Insurance Co. Ltd., 144A	4,709	78,213

Shree Cement Ltd.	85	25,133

Shriram Finance Ltd.	2,888	81,447

Siemens Ltd.	873	72,876

Solar Industries India Ltd.	272	30,535

Sona Blw Precision Forgings Ltd., 144A	3,976	31,014

SRF Ltd.	1,440	38,149

State Bank of India	17,707	176,145

Sun Pharmaceutical Industries Ltd.	9,743	170,392

Sundaram Finance Ltd.	619	31,795

Supreme Industries Ltd.	642	40,591

Suzlon Energy Ltd.*	98,937	56,479

Tata Communications Ltd.	978	20,836

Tata Consultancy Services Ltd.	8,786	386,396

Tata Consumer Products Ltd.	5,465	69,416

Tata Elxsi Ltd.	347	28,868

Tata Motors Ltd.	16,100	178,029

Tata Motors Ltd., Class A	4,147	30,726

Tata Power Co. Ltd.	14,885	77,883

Tata Steel Ltd.	73,049	146,323

Tech Mahindra Ltd.	5,294	77,912

Thermax Ltd.	409	26,482

Titan Co. Ltd.	3,508	136,246

Torrent Pharmaceuticals Ltd.	1,013	32,719

	Number of Shares	Value $

Torrent Power Ltd.	1,737	31,252

Trent Ltd.	1,815	99,134

Tube Investments of India Ltd.	1,033	44,265

TVS Motor Co. Ltd.	2,434	63,546

UltraTech Cement Ltd.	1,140	135,420

Union Bank of India Ltd.	14,180	27,206

United Spirits Ltd.	2,975	41,322

UPL Ltd.	4,901	29,874

Varun Beverages Ltd.	4,418	75,518

Vedanta Ltd.	10,780	58,116

Wipro Ltd.	13,201	69,301

Yes Bank Ltd.*	132,047	36,385

Zomato Ltd.*	64,912	139,317

(Cost $7,745,642)		13,374,987

Indonesia – 1.6%

Amman Mineral Internasional PT*	69,248	51,457

Aneka Tambang Tbk	85,139	7,676

GoTo Gojek Tokopedia Tbk PT*	8,434,315	33,737

PT Adaro Energy Indonesia Tbk	148,098	25,245

PT Astra International Tbk	200,062	52,816

PT Bank Central Asia Tbk	529,526	301,423

PT Bank Mandiri Persero Tbk	365,163	132,582

PT Bank Negara Indonesia Persero Tbk	137,053	37,110

PT Bank Rakyat Indonesia Persero Tbk	668,675	178,588

PT Barito Pacific Tbk	317,746	20,825

PT Chandra Asri Pacific Tbk	80,555	45,483

PT Charoen Pokphand Indonesia Tbk	77,214	24,708

PT Indah Kiat Pulp & Paper Tbk*	26,937	15,085

PT Indofood CBP Sukses Makmur Tbk	24,537	14,722

PT Indofood Sukses Makmur Tbk	39,972	14,451

PT Kalbe Farma Tbk	224,242	20,561

PT Merdeka Copper Gold Tbk*	118,816	19,742

PT Sumber Alfaria Trijaya Tbk	165,498	26,989

PT Telkom Indonesia Persero Tbk	506,414	90,375

PT Unilever Indonesia Tbk	78,252	15,024

PT United Tractors Tbk	13,500	18,339

(Cost $1,178,278)		1,146,938

Ireland – 1.2%

PDD Holdings, Inc.*, ADR

(Cost $549,569)	5,890	882,204

Kazakhstan – 0.0%

Polymetal International PLC*(a)

(Cost $79,914)	4,894	0

See Notes to Financial Statements.

60  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Kuwait – 0.9%

Boubyan Bank KSCP	17,518	33,055

Gulf Bank KSCP	26,283	21,756

Kuwait Finance House KSCP	128,111	304,778

Mabanee Co KPSC	7,442	20,130

Mobile Telecommunications Co. KSCP	18,365	26,813

National Bank of Kuwait SAKP	95,449	266,579

(Cost $540,931)		673,111

Luxembourg – 0.0%

Reinet Investments SCA

(Cost $27,589)	1,428	35,988

Malaysia – 1.4%

AMMB Holdings Bhd	26,346	23,788

Axiata Group Bhd	26,599	15,823

Celcomdigi Bhd	37,360	30,240

CIMB Group Holdings Bhd	68,435	99,447

Gamuda Bhd	16,141	20,815

Genting Bhd	20,467	20,697

Genting Malaysia Bhd	25,445	14,325

Hong Leong Bank Bhd	7,241	29,629

IHH Healthcare Bhd	21,935	28,846

Inari Amertron Bhd	25,400	17,538

IOI Corp. Bhd	25,194	20,446

Kuala Lumpur Kepong Bhd	3,442	15,254

Malayan Banking Bhd	54,518	115,012

Malaysia Airports Holdings Bhd	9,963	21,039

Maxis Bhd	26,296	20,279

MISC Bhd	14,100	24,983

MR DIY Group M Bhd, 144A	40,100	15,420

Nestle Malaysia Bhd	483	13,093

Petronas Chemicals Group Bhd	26,024	37,098

Petronas Dagangan Bhd	2,404	10,112

Petronas Gas Bhd	8,290	32,160

PPB Group Bhd	7,262	22,772

Press Metal Aluminium Holdings Bhd	36,350	43,246

Public Bank Bhd	144,510	125,874

QL Resources Bhd	11,700	15,660

RHB Bank Bhd	13,681	15,957

Sime Darby Bhd	24,923	14,720

Sime Darby Plantation Bhd	19,223	17,357

Telekom Malaysia Bhd	11,245	14,836

Tenaga Nasional Bhd	25,705	71,212

YTL Corp. Bhd	31,300	23,872

YTL Power International Bhd	23,200	24,201

(Cost $1,004,791)		1,015,751

Mexico – 2.5%

Alfa SAB de CV, Class A	31,218	21,712

	Number of Shares	Value $

America Movil SAB de CV, Series B	178,866	165,725

Arca Continental SAB de CV	5,423	55,315

Banco del Bajio SA, 144A	7,825	27,040

Cemex SAB de CV*, Series CPO	151,493	114,023

Coca-Cola Femsa SAB de CV	5,119	47,764

Fibra Uno Administracion SA de CV REIT	30,489	43,524

Fomento Economico Mexicano SAB de CV	18,795	215,506

Gruma SAB de CV, Class B	1,982	38,468

Grupo Aeroportuario del Centro Norte SAB de CV	3,162	32,279

Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,710	69,805

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,677	56,395

Grupo Bimbo SAB de CV, Series A	13,428	50,565

Grupo Carso SAB de CV, Series A1	5,570	43,026

Grupo Financiero Banorte SAB de CV, Class O	24,918	236,998

Grupo Financiero Inbursa SAB de CV*, Class O	18,838	50,619

Grupo Mexico SAB de CV, Series B	30,267	187,098

Industrias Penoles SAB de CV*	1,972	31,210

Kimberly-Clark de Mexico SAB de CV, Class A	13,948	29,258

Operadora De Sites Mexicanos SAB de CV, Class A-1	13,869	14,444

Orbia Advance Corp. SAB de CV	8,631	14,071

Prologis Property Mexico SA de CV REIT	8,679	35,322

Promotora y Operadora de Infraestructura SAB de CV	1,681	18,455

Wal-Mart de Mexico SAB de CV	49,804	187,251

(Cost $1,442,155)		1,785,873

Netherlands – 0.0%

NEPI Rockcastle NV*

(Cost $69,264)	5,148	35,577

Peru – 0.2%

Cia de Minas Buenaventura

SAA, ADR	1,630	29,177

Credicorp Ltd.	676	111,756

(Cost $132,565)		140,933

Philippines – 0.5%

Ayala Corp.	2,524	25,663

Ayala Land, Inc.	66,724	29,930

Bank of the Philippine Islands	19,876	40,825

BDO Unibank, Inc.	23,750	52,760

International Container Terminal

Services, Inc.	9,811	57,270

See Notes to Financial Statements.

DBX ETF Trust  |  61

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

JG Summit Holdings, Inc.	26,634	14,109

Jollibee Foods Corp.	4,693	17,354

Manila Electric Co.	2,480	15,561

Metropolitan Bank & Trust Co.	16,822	17,837

PLDT, Inc.	801	20,258

SM Investments Corp.	2,343	34,833

SM Prime Holdings, Inc.	101,591	46,785

Universal Robina Corp.	8,524	15,585

(Cost $448,365)		388,770

Poland – 1.0%

Allegro.eu SA*, 144A	5,656	54,235

Bank Polska Kasa Opieki SA	1,870	75,950

Budimex SA	141	26,754

CD Projekt SA	701	23,186

Dino Polska SA*, 144A	497	49,467

KGHM Polska Miedz SA	1,393	53,642

LPP SA	15	66,024

mBank SA*	137	21,770

ORLEN SA	5,479	88,413

PGE Polska Grupa Energetyczna SA*	8,642	14,860

Powszechna Kasa Oszczednosci Bank Polski SA	8,644	130,249

Powszechny Zaklad Ubezpieczen SA	5,598	71,051

Santander Bank Polska SA	332	42,509

(Cost $640,534)		718,110

Qatar – 0.9%

Barwa Real Estate Co.	25,165	19,491

Commercial Bank PSQC	38,882	41,434

Dukhan Bank	21,993	21,401

Industries Qatar QSC	18,350	58,210

Masraf Al Rayan QSC	65,477	41,415

Mesaieed Petrochemical Holding Co.	69,944	33,041

Ooredoo QPSC	9,577	24,791

Qatar Electricity & Water Co. QSC	4,695	19,252

Qatar Fuel QSC	7,073	26,128

Qatar Gas Transport Co. Ltd.	36,387	39,595

Qatar International Islamic Bank QSC	12,038	33,161

Qatar Islamic Bank SAQ	22,140	104,589

Qatar National Bank QPSC	55,913	207,313

(Cost $681,559)		669,821

Russia – 0.0%

Alrosa PJSC*(a)	34,709	0

Gazprom PJSC*(a)	164,723	0

GMK Norilskiy Nickel PAO*(a)	88,300	0

Inter RAO UES PJSC*(a)	490,959	0

	Number of Shares	Value $

LUKOIL PJSC*(a)	5,651	0

Magnit PJSC*(a)	933	0

Mobile TeleSystems PJSC*(a), ADR	6,594	0

Moscow Exchange MICEX-RTS PJSC*(a)	20,735	0

Novatek PJSC*(a)	12,810	0

Novolipetsk Steel PJSC*(a)	21,183	0

Ozon Holdings PLC*(a), ADR	700	0

PhosAgro PJSC*(a)	713	0

PhosAgro PJSC, GDR*(a)	13	0

Polyus PJSC*(a)	476	0

Rosneft Oil Co. PJSC*(a)	14,582	0

Sberbank of Russia PJSC*(a)	146,997	0

Severstal PAO*(a)	707	0

Severstal PAO*(a), GDR	2,248	0

Surgutneftegas PJSC*(a)	68,300	0

Surgutneftegas PJSC*(a), ADR	2,000	0

Tatneft PJSC*(a)	17,973	0

TKS Holding MKPAO JSC*(a)	58	0

United Co. RUSAL International PJSC*(a)	39,327	0

VK Co. Ltd.*(a), GDR	1,643	0

VK IPJSC*(a)	48	0

VTB Bank PJSC*(a)	48,782,071	0

X5 Retail Group NV*(a), GDR	1,749	0

Yandex NV*(a), Class A	4,277	0

(Cost $2,812,861)		0

Saudi Arabia – 4.6%

ACWA Power Co.	1,848	198,266

Ades Holding Co.*	3,897	18,764

Advanced Petrochemical Co.*	1,275	13,631

Al Rajhi Bank	22,912	464,874

Alinma Bank	14,138	115,345

Almarai Co. JSC	3,168	44,175

Arab National Bank	10,860	57,041

Arabian Internet & Communications Services Co.	272	19,145

Bank AlBilad	7,324	63,365

Bank Al-Jazira*	6,475	25,895

Banque Saudi Fransi	7,294	65,148

Bupa Arabia for Cooperative Insurance Co.	969	59,679

Co. for Cooperative Insurance	916	32,091

Dallah Healthcare Co.	405	17,817

Dar Al Arkan Real Estate Development Co.*	6,783	21,593

Dr Sulaiman Al Habib Medical Services Group Co.	1,042	74,510

Elm Co.	288	61,183

Etihad Etisalat Co.	4,577	57,049

See Notes to Financial Statements.

62  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Jarir Marketing Co.	7,294	24,737

Mobile Telecommunications Co. Saudi Arabia	5,626	16,950

Mouwasat Medical Services Co.	1,168	33,321

Nahdi Medical Co.	476	16,625

Power & Water Utility Co. for Jubail & Yanbu	953	14,915

Riyad Bank	17,558	114,223

SABIC Agri-Nutrients Co.	2,692	76,080

Sahara International Petrochemical Co.	4,212	33,521

SAL Saudi Logistics Services	287	19,466

Saudi Arabian Mining Co.*	15,163	186,773

Saudi Arabian Oil Co., 144A	30,893	238,861

Saudi Aramco Base Oil Co.	754	26,174

Saudi Awwal Bank	12,187	124,447

Saudi Basic Industries Corp.	10,485	212,456

Saudi Electricity Co.	10,229	45,599

Saudi Industrial Investment Group	4,480	25,585

Saudi Investment Bank	6,896	22,982

Saudi Kayan Petrochemical Co.*	8,602	18,279

Saudi National Bank	34,346	309,972

Saudi Research & Media Group*	392	21,342

Saudi Tadawul Group Holding Co.	577	36,213

Saudi Telecom Co.	23,307	223,705

Savola Group*	3,047	35,054

Yanbu National Petrochemical Co.	3,413	32,941

(Cost $2,718,373)		3,319,792

Singapore – 0.0%

BOC Aviation Ltd., 144A

(Cost $12,382)	1,992	14,774

South Africa – 2.6%

Absa Group Ltd.	8,572	68,069

Anglo American Platinum Ltd.	555	18,039

Aspen Pharmacare Holdings Ltd.	3,880	47,993

Bid Corp. Ltd.	3,288	72,786

Bidvest Group Ltd.	3,504	45,816

Capitec Bank Holdings Ltd.	877	99,437

Clicks Group Ltd.	2,566	40,400

Discovery Ltd.	5,095	29,751

Exxaro Resources Ltd.	2,398	23,160

FirstRand Ltd.	50,989	176,433

Gold Fields Ltd.	8,971	139,773

Harmony Gold Mining Co. Ltd.	5,306	48,275

Impala Platinum Holdings Ltd.	8,468	43,370

Kumba Iron Ore Ltd.	671	17,512

MTN Group Ltd.	17,606	76,910

Naspers Ltd., Class N	1,719	341,176

	Number of Shares	Value $

Nedbank Group Ltd.	4,341	52,799

Northam Platinum Holdings Ltd.	3,342	23,078

Old Mutual Ltd.	48,985	27,720

OUTsurance Group Ltd.	8,920	19,018

Pepkor Holdings Ltd., 144A	17,828	16,115

Remgro Ltd.	5,179	33,277

Sanlam Ltd.	17,925	67,597

Sasol Ltd.	5,680	37,524

Shoprite Holdings Ltd.	5,012	66,619

Sibanye Stillwater Ltd.	27,752	34,880

Standard Bank Group Ltd.	13,460	128,388

Vodacom Group Ltd.	6,624	32,600

Woolworths Holdings Ltd.	8,685	25,174

(Cost $2,644,729)		1,853,689

South Korea – 10.9%

Alteogen, Inc.*	415	55,721

Amorepacific Corp.	264	37,029

Celltrion Pharm, Inc.*	197	12,692

Celltrion, Inc.	1,508	191,910

CJ CheilJedang Corp.	75	18,932

CosmoAM&T Co. Ltd.*	223	24,965

Coway Co. Ltd.	545	22,201

DB Insurance Co. Ltd.	456	34,088

Doosan Bobcat, Inc.	533	22,212

Doosan Enerbility Co. Ltd.*	4,298	64,569

Ecopro BM Co. Ltd.*	494	68,255

Ecopro Co. Ltd.*	969	66,067

Ecopro Materials Co. Ltd.*	142	8,143

Enchem Co. Ltd.*	119	25,226

GS Holdings Corp.	441	13,887

Hana Financial Group, Inc.	2,905	129,456

Hanjin Kal Corp.	283	13,020

Hankook Tire & Technology Co. Ltd.	787	24,925

Hanmi Pharm. Co. Ltd.	72	14,743

Hanmi Semiconductor Co. Ltd.	430	50,219

Hanwha Aerospace Co. Ltd.	334	49,453

Hanwha Ocean Co. Ltd.*	790	16,946

Hanwha Solutions Corp.	1,006	22,851

HD Hyundai Co. Ltd.	454	22,527

HD Hyundai Electric Co. Ltd.	229	49,784

HD Hyundai Heavy Industries Co. Ltd.*	241	22,402

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	438	41,252

HLB, Inc.*	1,183	52,291

HMM Co. Ltd.	2,469	32,099

HYBE Co. Ltd.	194	28,024

See Notes to Financial Statements.

DBX ETF Trust  |  63

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Hyundai Engineering & Construction Co. Ltd.	793	19,015

Hyundai Glovis Co. Ltd.	196	25,410

Hyundai Mobis Co. Ltd.	586	90,785

Hyundai Motor Co.	1,353	247,235

Hyundai Steel Co.	912	19,530

Industrial Bank of Korea	2,659	26,426

Kakao Corp.	3,170	99,138

KakaoBank Corp.	1,678	26,966

KB Financial Group, Inc.	3,761	215,683

Kia Corp.	2,560	217,625

Korea Aerospace Industries Ltd.	752	28,134

Korea Electric Power Corp.*	2,507	35,218

Korea Investment Holdings Co. Ltd.	414	19,496

Korea Zinc Co. Ltd.	75	28,547

Korean Air Lines Co. Ltd.	1,729	26,037

Krafton, Inc.*	279	50,377

KT Corp.	284	7,507

KT&G Corp.	1,088	65,616

Kum Yang Co. Ltd.*	388	23,344

Kumho Petrochemical Co. Ltd.	186	19,802

L&F Co. Ltd.*	244	27,562

LG Chem Ltd.	488	123,890

LG Corp.	907	53,259

LG Display Co. Ltd.*	2,661	19,085

LG Electronics, Inc.	1,035	78,342

LG Energy Solution Ltd.*	448	107,102

LG H&H Co. Ltd.	103	31,059

LG Innotek Co. Ltd.	134	24,002

LG Uplus Corp.	2,097	14,616

Lotte Chemical Corp.	195	15,929

Meritz Financial Group, Inc.	991	55,042

Mirae Asset Securities Co. Ltd.	2,464	12,831

NAVER Corp.	1,312	161,282

NCSoft Corp.	137	18,830

Netmarble Corp.*, 144A	256	11,131

NH Investment & Securities Co. Ltd.	1,145	10,155

Orion Corp.	250	16,558

Posco DX Co. Ltd.	497	12,689

POSCO Future M Co. Ltd.	316	57,172

POSCO Holdings, Inc.	710	189,224

Posco International Corp.	455	14,147

Samsung Biologics Co. Ltd.*, 144A	174	91,741

Samsung C&T Corp.	798	77,866

Samsung E&A Co. Ltd.*	1,410	23,830

Samsung Electro-Mechanics Co. Ltd.	534	59,781

Samsung Electronics Co. Ltd.	47,046	2,497,476

	Number of Shares	Value $

Samsung Fire & Marine Insurance Co. Ltd.	311	78,281

Samsung Heavy Industries Co. Ltd.*	6,340	41,945

Samsung Life Insurance Co. Ltd.	806	49,074

Samsung SDI Co. Ltd.	546	147,685

Samsung SDS Co. Ltd.	381	42,158

Shinhan Financial Group Co. Ltd.	4,198	142,960

SK Biopharmaceuticals Co. Ltd.*	313	19,306

SK Bioscience Co. Ltd.*	261	9,746

SK Hynix, Inc.	5,382	735,455

SK IE Technology Co. Ltd.*, 144A	264	8,228

SK Innovation Co. Ltd.*	553	39,941

SK Square Co. Ltd.*	976	54,702

SK Telecom Co. Ltd.	497	18,307

SK, Inc.	334	42,505

SKC Co. Ltd.*	194	19,504

S-Oil Corp.	421	20,738

Woori Financial Group, Inc.	5,301	54,252

Yuhan Corp.	576	28,622

(Cost $4,857,415)		7,885,790

Taiwan – 17.8%

Accton Technology Corp.	5,019	78,088

Acer, Inc.	29,849	48,744

Advantech Co. Ltd.	4,806	52,371

Airtac International Group	1,385	43,610

Alchip Technologies Ltd.	786	69,637

ASE Technology Holding Co. Ltd.	32,293	156,511

Asia Cement Corp.	22,819	29,269

Asia Vital Components Co. Ltd.	3,328	79,003

Asustek Computer, Inc.	7,448	117,949

AUO Corp.*	69,951	38,437

Catcher Technology Co. Ltd.	5,657	39,205

Cathay Financial Holding Co. Ltd.*	91,870	159,384

Chailease Holding Co. Ltd.	13,753	64,532

Chang Hwa Commercial Bank Ltd.	32,968	18,522

Cheng Shin Rubber Industry Co. Ltd.	18,798	35,282

China Airlines Ltd.	28,475	19,690

China Development Financial Holding Corp.*	162,598	70,773

China Steel Corp.	116,999	85,779

Chunghwa Telecom Co. Ltd.	36,663	144,868

Compal Electronics, Inc.	42,247	48,319

CTBC Financial Holding Co. Ltd.	174,053	190,204

Delta Electronics, Inc.	19,538	196,019

E Ink Holdings, Inc.	8,020	54,343

E.Sun Financial Holding Co. Ltd.	134,134	118,424

Eclat Textile Co. Ltd.	1,803	26,994

See Notes to Financial Statements.

64  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

eMemory Technology, Inc.	613	41,631

Eva Airways Corp.	30,062	33,223

Evergreen Marine Corp. Taiwan Ltd.	10,024	65,137

Far Eastern New Century Corp.	29,114	30,378

Far EasTone Telecommunications Co. Ltd.	16,770	43,227

Feng TAY Enterprise Co. Ltd.	4,628	22,073

First Financial Holding Co. Ltd.	109,815	93,224

Formosa Chemicals & Fibre Corp.	36,062	58,890

Formosa Petrochemical Corp.	10,376	21,589

Formosa Plastics Corp.	37,193	74,974

Fortune Electric Co. Ltd.	832	18,338

Fubon Financial Holding Co. Ltd.	77,140	174,788

Gigabyte Technology Co. Ltd.	5,180	50,850

Global Unichip Corp.	879	39,481

Globalwafers Co. Ltd.	2,859	46,511

Hon Hai Precision Industry Co. Ltd.	122,567	650,785

Hotai Motor Co. Ltd.	2,907	55,100

Hua Nan Financial Holdings Co. Ltd.	93,048	71,810

Innolux Corp.*	85,153	36,670

Inventec Corp.	26,711	44,114

Largan Precision Co. Ltd.	1,026	72,055

Lite-On Technology Corp.	20,380	67,631

MediaTek, Inc.	14,922	568,891

Mega Financial Holding Co. Ltd.	114,954	138,574

Micro-Star International Co. Ltd.	6,927	40,950

Nan Ya Plastics Corp.	47,089	77,333

Nanya Technology Corp.	12,483	24,855

Nien Made Enterprise Co. Ltd.	1,603	17,369

Novatek Microelectronics Corp.	5,733	104,947

Pegatron Corp.	20,103	65,781

PharmaEssentia Corp.*	2,581	33,225

Pou Chen Corp.	23,276	26,909

President Chain Store Corp.	5,774	48,126

Quanta Computer, Inc.	26,509	224,223

Realtek Semiconductor Corp.	4,945	82,890

Ruentex Development Co. Ltd.*	15,399	21,201

Shanghai Commercial & Savings Bank Ltd.	39,575	56,258

Shin Kong Financial Holding Co. Ltd.*	128,921	37,609

SinoPac Financial Holdings Co. Ltd.	107,501	76,492

Synnex Technology International Corp.	12,607	32,847

Taishin Financial Holding Co. Ltd.	116,603	66,231

Taiwan Business Bank	58,583	30,563

	Number of Shares	Value $

Taiwan Cement Corp.	61,515	62,666

Taiwan Cooperative Financial Holding Co. Ltd.	99,920	78,810

Taiwan High Speed Rail Corp.	20,053	18,571

Taiwan Mobile Co. Ltd.	19,193	62,507

Taiwan Semiconductor Manufacturing Co. Ltd.	243,195	6,163,583

Unimicron Technology Corp.	13,611	76,681

Uni-President Enterprises Corp.	46,903	115,831

United Microelectronics Corp.	107,001	181,671

Vanguard International Semiconductor Corp.	8,992	29,840

Voltronic Power Technology Corp.	613	32,075

Walsin Lihwa Corp.	29,009	33,089

Wan Hai Lines Ltd.	7,049	17,343

Winbond Electronics Corp.	36,477	28,151

Wistron Corp.	25,021	86,508

Wiwynn Corp.	970	73,961

WPG Holdings Ltd.	14,846	39,505

Yageo Corp.	3,285	67,132

Yang Ming Marine Transport Corp.	16,461	36,333

Yuanta Financial Holding Co. Ltd.	101,457	99,127

Zhen Ding Technology Holding Ltd.	6,527	24,582

(Cost $4,855,097)		12,901,676

Thailand – 1.4%

Advanced Info Service PCL, NVDR	10,873	59,995

Airports of Thailand PCL, NVDR	40,400	71,378

Asset World Corp. PCL, NVDR	99,400	10,267

Bangkok Dusit Medical Services PCL, NVDR	105,300	77,279

Bangkok Expressway & Metro PCL, NVDR	76,600	16,344

Bumrungrad Hospital PCL, NVDR	6,200	40,783

Central Pattana PCL, NVDR	19,700	30,656

Central Retail Corp. PCL, NVDR	19,400	16,083

Charoen Pokphand Foods PCL, NVDR*	39,869	24,708

CP ALL PCL, NVDR	55,149	86,194

CP Axtra PCL, NVDR	19,700	15,395

Delta Electronics Thailand PCL, NVDR	31,280	62,704

Energy Absolute PCL, NVDR(b)	18,300	11,391

Global Power Synergy PCL, NVDR	8,300	10,603

Gulf Energy Development PCL, NVDR	29,350	32,310

Home Product Center PCL, NVDR	67,600	17,088

See Notes to Financial Statements.

DBX ETF Trust  |  65

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Indorama Ventures PCL, NVDR	17,619	11,063

Intouch Holdings PCL, NVDR	9,000	16,451

Kasikornbank PCL, NVDR	7,503	26,716

Krung Thai Bank PCL, NVDR	37,506	17,535

Krungthai Card PCL, NVDR	10,700	13,306

Minor International PCL, NVDR	31,447	26,284

PTT Exploration & Production PCL, NVDR	14,183	59,369

PTT Global Chemical PCL, NVDR	21,000	19,836

PTT Oil & Retail Business PCL, NVDR	30,200	14,858

PTT PCL	500	445

PTT PCL, NVDR	92,280	82,146

SCB X PCL, NVDR	7,498	21,603

SCG Packaging PCL, NVDR	12,400	11,207

Siam Cement PCL	4,758	30,522

Siam Cement PCL, NVDR	3,678	23,594

Thai Oil PCL, NVDR	13,449	18,918

TMBThanachart Bank PCL, NVDR	238,800	10,970

True Corp. PCL, NVDR*	105,672	24,702

(Cost $1,261,432)		1,012,703

Turkey – 0.8%

Akbank TAS	32,083	66,111

Aselsan Elektronik Sanayi Ve Ticaret AS	15,084	27,454

BIM Birlesik Magazalar AS	4,744	70,667

Coca-Cola Icecek AS	737	17,417

Eregli Demir ve Celik Fabrikalari TAS	13,896	20,674

Ford Otomotiv Sanayi AS	662	22,455

Haci Omer Sabanci Holding AS	10,706	32,460

KOC Holding AS	7,073	52,285

Pegasus Hava Tasimaciligi AS*	2,106	13,191

Sasa Polyester Sanayi AS*	10,441	14,250

Tofas Turk Otomobil Fabrikasi AS	1,148	11,000

Turk Hava Yollari AO*	5,197	48,828

Turkcell Iletisim Hizmetleri AS	11,614	35,898

Turkiye Is Bankasi AS, Class C	92,363	46,177

Turkiye Petrol Rafinerileri AS	9,790	53,685

Turkiye Sise ve Cam Fabrikalari AS	14,415	22,215

Yapi ve Kredi Bankasi AS	37,858	37,972

(Cost $459,468)		592,739

United Arab Emirates – 1.1%

Abu Dhabi Commercial Bank PJSC	29,558	62,769

Abu Dhabi Islamic Bank PJSC	14,308	43,706

Abu Dhabi National Oil Co. for Distribution PJSC	31,156	27,483

Aldar Properties PJSC	37,249	55,777

	Number of Shares	Value $

Americana Restaurants International PLC	31,550	27,830

Dubai Islamic Bank PJSC	27,691	41,615

Emaar Properties PJSC	67,205	140,153

Emirates NBD Bank PJSC	18,756	79,404

Emirates Telecommunications Group Co. PJSC	32,411	142,067

First Abu Dhabi Bank PJSC	44,518	140,594

Multiply Group PJSC*	38,134	19,622

(Cost $662,051)		781,020

United Kingdom – 0.1%

Anglogold Ashanti PLC

(Cost $61,167)	4,335	103,246

United States – 0.3%

BeiGene Ltd.*	6,888	77,992

Legend Biotech Corp.*, ADR	664	26,567

Southern Copper Corp.	829	98,344

(Cost $176,329)		202,903

TOTAL COMMON STOCKS

(Cost $55,623,853)		71,313,754

PREFERRED STOCKS – 2.1%

Brazil – 1.3%

Banco Bradesco SA	53,064	128,039

Centrais Eletricas Brasileiras SA, Class B	2,494	18,586

Cia Energetica de Minas Gerais	19,305	36,582

Companhia Paranaense de Energia, Class B	10,757	18,601

Gerdau SA	13,742	47,397

Itau Unibanco Holding SA	48,413	286,095

Itausa SA	53,408	98,966

Petroleo Brasileiro SA	46,370	342,549

(Cost $745,643)		976,815

Chile – 0.1%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $26,309)	1,435	67,219

Colombia – 0.1%

Bancolombia SA

(Cost $40,513)	4,329	38,188

Russia – 0.0%

Surgutneftegas PJSC*(a)

(Cost $55,822)	101,715	0

South Korea – 0.6%

Hyundai Motor Co.	252	27,920

Hyundai Motor Co. - 2nd Preferred	363	40,271

LG Chem Ltd.	76	13,009

See Notes to Financial Statements.

66  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Samsung Electronics Co. Ltd.	8,078	351,814

(Cost $180,738)		433,014

TOTAL PREFERRED STOCKS

(Cost $1,049,025)		1,515,236

WARRANTS – 0.0%

Thailand – 0.0%

BTS Group Holdings PCL*, expires 11/7/24	11,834	3

BTS Group Holdings PCL*, expires 11/20/26	23,669	38

Srisawad Corp. PCL*, expires 8/29/25	432	12

(Cost $0)		53

TOTAL WARRANTS

(Cost $0)		53

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(c)(d), 5.24%

(Cost $13,930)	13,930	13,930

CASH EQUIVALENTS – 1.5%

DWS Government Money Market Series “Institutional Shares”(c), 5.26%

(Cost $1,063,663)	1,063,663	1,063,663

TOTAL INVESTMENTS – 101.7%

(Cost $57,750,471)		73,906,636

Other assets and liabilities, net – (1.7%)		(1,264,363)

NET ASSETS – 100.0%		72,642,273

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (c)(d)

179,111	—	(165,181	) (e)	—	—	2,506	—	13,930	13,930

CASH EQUIVALENTS – 1.5%

DWS Government Money Market Series “Institutional Shares”, 5.26% (c)

912,728	22,833,785	(22,682,850)		—	—	72,016	—	1,063,663	1,063,663

1,091,839	22,833,785	(22,848,031)		—	—	74,522	—	1,077,593	1,077,593

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $12,417, which is 0.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

See Notes to Financial Statements.

DBX ETF Trust  |  67

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

ADR:	American Depositary Receipt

CPO:	Ordinary Participation Certificates

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

SAQ:	Societe Anonyme Qatar

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index Future	USD	24	1,267,586	1,267,800	6/21/2024	214

At May 31, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	6/4/2024	AED	4,093,600	USD	1,114,602	86	—

JP Morgan & Chase Co.	6/4/2024	CNH	27,750,100	USD	3,830,797	9,768	—

JP Morgan & Chase Co.	6/4/2024	CNH	1,611,000	USD	222,387	561	—

JP Morgan & Chase Co.	6/4/2024	CZK	3,395,000	USD	144,216	—	(4,989)

RBC Capital Markets	6/4/2024	EUR	33,000	USD	35,330	—	(483)

RBC Capital Markets	6/4/2024	EUR	436,600	USD	467,431	—	(6,389)

RBC Capital Markets	6/4/2024	HKD	13,589,000	USD	1,739,248	1,411	—

RBC Capital Markets	6/4/2024	HKD	132,307,600	USD	16,934,397	14,165	—

JP Morgan & Chase Co.	6/4/2024	HUF	95,241,400	USD	260,066	—	(5,093)

Goldman Sachs & Co.	6/4/2024	KWD	258,000	USD	839,052	—	(2,027)

JP Morgan & Chase Co.	6/4/2024	MXN	41,029,300	USD	2,395,844	—	(20,835)

JP Morgan & Chase Co.	6/4/2024	MXN	803,000	USD	46,889	—	(409)

Goldman Sachs & Co.	6/4/2024	PHP	11,267,700	USD	194,994	2,467	—

Goldman Sachs & Co.	6/4/2024	PHP	11,267,700	USD	192,200	—	(202)

JP Morgan & Chase Co.	6/4/2024	PHP	12,236,100	USD	211,738	2,665	—

RBC Capital Markets	6/4/2024	PHP	9,843,500	USD	170,447	2,256	—

JP Morgan & Chase Co.	6/4/2024	PLN	3,476,100	USD	858,890	—	(23,449)

JP Morgan & Chase Co.	6/4/2024	PLN	265,000	USD	65,476	—	(1,789)

Goldman Sachs & Co.	6/4/2024	QAR	2,736,600	USD	751,349	—	(233)

Goldman Sachs & Co.	6/4/2024	SAR	16,659,000	USD	4,440,505	—	(892)

Goldman Sachs & Co.	6/4/2024	THB	47,927,800	USD	1,291,593	—	(11,570)

RBC Capital Markets	6/4/2024	THB	3,559,100	USD	95,907	—	(866)

Goldman Sachs & Co.	6/4/2024	TRY	19,878,000	USD	593,701	—	(20,982)

Goldman Sachs & Co.	6/4/2024	TRY	3,390,000	USD	101,220	—	(3,608)

Goldman Sachs & Co.	6/4/2024	USD	56,254	AED	206,600	—	(5)

See Notes to Financial Statements.

68  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	6/4/2024	USD	1,012,510	AED	3,719,000	18	—

Goldman Sachs & Co.	6/4/2024	USD	45,743	AED	168,000	—	(4)

JP Morgan & Chase Co.	6/4/2024	USD	213,056	CNH	1,545,300	—	(277)

JP Morgan & Chase Co.	6/4/2024	USD	3,827,186	CNH	27,815,800	2,889	—

JP Morgan & Chase Co.	6/4/2024	USD	49,143	CZK	1,118,390	9	—

RBC Capital Markets	6/4/2024	USD	100,034	CZK	2,276,610	20	—

Bank of America	6/4/2024	USD	482,983	EUR	444,900	—	(157)

RBC Capital Markets	6/4/2024	USD	26,751	EUR	24,700	54	—

RBC Capital Markets	6/4/2024	USD	982,349	HKD	7,678,800	—	(341)

RBC Capital Markets	6/4/2024	USD	17,667,342	HKD	138,217,800	8,720	—

JP Morgan & Chase Co.	6/4/2024	USD	20,958	HUF	7,675,000	410	—

JP Morgan & Chase Co.	6/4/2024	USD	12,819	HUF	4,608,800	12	—

JP Morgan & Chase Co.	6/4/2024	USD	131,169	HUF	47,127,600	38	—

RBC Capital Markets	6/4/2024	USD	99,723	HUF	35,830,000	30	—

Goldman Sachs & Co.	6/4/2024	USD	130,251	KWD	40,000	149	—

Goldman Sachs & Co.	6/4/2024	USD	710,213	KWD	218,000	465	—

JP Morgan & Chase Co.	6/4/2024	USD	129,534	MXN	2,201,700	149	—

JP Morgan & Chase Co.	6/4/2024	USD	2,323,898	MXN	39,630,600	10,395	—

Goldman Sachs & Co.	6/4/2024	USD	192,396	PHP	11,267,700	129	—

JP Morgan & Chase Co.	6/4/2024	USD	30,002	PHP	1,755,100	—	(13)

JP Morgan & Chase Co.	6/4/2024	USD	178,915	PHP	10,481,000	169	—

RBC Capital Markets	6/4/2024	USD	168,121	PHP	9,843,500	70	—

JP Morgan & Chase Co.	6/4/2024	USD	800,660	PLN	3,152,200	—	(537)

JP Morgan & Chase Co.	6/4/2024	USD	49,841	PLN	196,900	138	—

RBC Capital Markets	6/4/2024	USD	99,568	PLN	392,000	—	(67)

Goldman Sachs & Co.	6/4/2024	USD	39,512	QAR	144,000	37	—

Goldman Sachs & Co.	6/4/2024	USD	712,057	QAR	2,592,600	—	(23)

Goldman Sachs & Co.	6/4/2024	USD	486,193	SAR	1,824,000	98	—

Goldman Sachs & Co.	6/4/2024	USD	3,955,262	SAR	14,835,000	—	(155)

Goldman Sachs & Co.	6/4/2024	USD	24,211	THB	898,000	206	—

Goldman Sachs & Co.	6/4/2024	USD	72,554	THB	2,662,600	—	(158)

JP Morgan & Chase Co.	6/4/2024	USD	1,205,630	THB	44,367,200	720	—

RBC Capital Markets	6/4/2024	USD	96,720	THB	3,559,100	52	—

Goldman Sachs & Co.	6/4/2024	USD	683,744	TRY	22,043,400	—	(2,101)

Goldman Sachs & Co.	6/4/2024	USD	37,937	TRY	1,224,600	—	(69)

Goldman Sachs & Co.	6/4/2024	USD	2,514,200	ZAR	47,336,100	4,833	—

Goldman Sachs & Co.	6/4/2024	USD	140,239	ZAR	2,629,800	—	(292)

Goldman Sachs & Co.	6/4/2024	ZAR	2,259,000	USD	119,593	—	(622)

Goldman Sachs & Co.	6/4/2024	ZAR	47,706,900	USD	2,526,200	—	(12,566)

Goldman Sachs & Co.	6/5/2024	BRL	3,787,700	USD	728,586	7,638	—

Goldman Sachs & Co.	6/5/2024	BRL	524,000	USD	100,787	1,049	—

JP Morgan & Chase Co.	6/5/2024	BRL	9,996,200	USD	1,924,233	21,564	—

RBC Capital Markets	6/5/2024	BRL	10,129,000	USD	1,950,326	22,379	—

Goldman Sachs & Co.	6/5/2024	CLP	246,311,400	USD	257,543	—	(10,742)

RBC Capital Markets	6/5/2024	CLP	176,141,400	USD	184,094	—	(7,760)

Goldman Sachs & Co.	6/5/2024	EGP	3,664,000	USD	75,749	—	(1,606)

Goldman Sachs & Co.	6/5/2024	IDR	9,652,912,400	USD	592,749	—	(1,234)

JP Morgan & Chase Co.	6/5/2024	IDR	8,275,999,600	USD	508,791	—	(464)

RBC Capital Markets	6/5/2024	IDR	9,390,581,300	USD	577,527	—	(314)

See Notes to Financial Statements.

DBX ETF Trust  |  69

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	6/5/2024	INR	731,329,000	USD	8,754,028	—	(6,022)

Goldman Sachs & Co.	6/5/2024	INR	100,072,000	USD	1,197,875	—	(814)

JP Morgan & Chase Co.	6/5/2024	INR	602,669,800	USD	7,214,837	—	(4,099)

Goldman Sachs & Co.	6/5/2024	KRW	4,474,377,000	USD	3,241,363	8,800	—

JP Morgan & Chase Co.	6/5/2024	KRW	5,692,382,500	USD	4,124,646	12,121	—

RBC Capital Markets	6/5/2024	KRW	5,602,379,100	USD	4,056,697	9,196	—

Goldman Sachs & Co.	6/5/2024	TWD	183,455,900	USD	5,628,518	—	(37,966)

JP Morgan & Chase Co.	6/5/2024	TWD	172,025,200	USD	5,279,600	—	(33,819)

RBC Capital Markets	6/5/2024	TWD	155,108,600	USD	4,764,509	—	(26,399)

Goldman Sachs & Co.	6/5/2024	USD	822,294	BRL	4,311,700	—	(1,608)

JP Morgan & Chase Co.	6/5/2024	USD	1,901,514	BRL	9,996,200	1,156	—

RBC Capital Markets	6/5/2024	USD	246,398	BRL	1,286,200	—	(1,584)

RBC Capital Markets	6/5/2024	USD	1,684,484	BRL	8,842,800	—	(1,352)

Goldman Sachs & Co.	6/5/2024	USD	244,492	CLP	224,077,000	—	(426)

Goldman Sachs & Co.	6/5/2024	USD	24,248	CLP	22,234,400	—	(30)

RBC Capital Markets	6/5/2024	USD	191,967	CLP	176,141,400	—	(112)

Goldman Sachs & Co.	6/5/2024	USD	77,512	EGP	3,664,000	—	(157)

Goldman Sachs & Co.	6/5/2024	USD	168,326	IDR	2,739,512,000	247	—

Goldman Sachs & Co.	6/5/2024	USD	425,335	IDR	6,913,400,400	74	—

JP Morgan & Chase Co.	6/5/2024	USD	508,823	IDR	8,275,999,600	433	—

RBC Capital Markets	6/5/2024	USD	498,271	IDR	8,096,898,100	—	(36)

RBC Capital Markets	6/5/2024	USD	79,690	IDR	1,293,683,200	—	(85)

Goldman Sachs & Co.	6/5/2024	USD	906,113	INR	75,477,400	—	(2,025)

Goldman Sachs & Co.	6/5/2024	USD	9,056,122	INR	755,923,600	—	(1,472)

JP Morgan & Chase Co.	6/5/2024	USD	7,221,062	INR	602,669,800	—	(2,125)

Goldman Sachs & Co.	6/5/2024	USD	2,732,535	KRW	3,784,889,000	1,900	—

Goldman Sachs & Co.	6/5/2024	USD	499,792	KRW	689,488,000	—	(1,664)

JP Morgan & Chase Co.	6/5/2024	USD	4,108,511	KRW	5,692,382,500	4,014	—

RBC Capital Markets	6/5/2024	USD	4,043,287	KRW	5,602,379,100	4,213	—

Goldman Sachs & Co.	6/5/2024	USD	829,060	TWD	26,849,100	240	—

Goldman Sachs & Co.	6/5/2024	USD	14,012	TWD	456,000	73	—

Goldman Sachs & Co.	6/5/2024	USD	4,807,599	TWD	156,150,800	15,501	—

JP Morgan & Chase Co.	6/5/2024	USD	5,296,342	TWD	172,025,200	17,076	—

RBC Capital Markets	6/5/2024	USD	4,785,825	TWD	155,108,600	5,083	—

Goldman Sachs & Co.	6/6/2024	COP	480,206,400	USD	122,715	—	(1,449)

RBC Capital Markets	6/6/2024	MYR	5,864,000	USD	1,228,758	—	(17,526)

RBC Capital Markets	6/6/2024	MYR	111,000	USD	23,242	—	(349)

Goldman Sachs & Co.	6/6/2024	USD	108,887	COP	421,534,400	106	—

Goldman Sachs & Co.	6/6/2024	USD	14,996	COP	58,672,000	174	—

RBC Capital Markets	6/6/2024	USD	1,202,571	MYR	5,660,500	463	—

RBC Capital Markets	6/6/2024	USD	67,003	MYR	314,500	—	(162)

Goldman Sachs & Co.	7/2/2024	AED	485,000	USD	132,052	—	(10)

Goldman Sachs & Co.	7/2/2024	AED	3,719,000	USD	1,012,593	—	(65)

JP Morgan & Chase Co.	7/2/2024	CNH	903,000	USD	124,515	—	(111)

JP Morgan & Chase Co.	7/2/2024	CNH	4,784,000	USD	659,673	—	(585)

JP Morgan & Chase Co.	7/2/2024	CNH	27,815,800	USD	3,835,630	—	(3,334)

JP Morgan & Chase Co.	7/2/2024	CZK	1,118,390	USD	49,152	—	(13)

JP Morgan & Chase Co.	7/2/2024	CZK	423,000	USD	18,592	—	(4)

RBC Capital Markets	7/2/2024	CZK	2,276,610	USD	100,056	—	(27)

See Notes to Financial Statements.

70  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Bank of America	7/2/2024	EUR	59,000	USD	64,128	17	—

Bank of America	7/2/2024	EUR	444,900	USD	483,578	134	—

RBC Capital Markets	7/2/2024	HKD	138,217,800	USD	17,681,241	—	(9,159)

RBC Capital Markets	7/2/2024	HKD	19,418,000	USD	2,483,937	—	(1,360)

JP Morgan & Chase Co.	7/2/2024	HUF	47,127,600	USD	131,023	—	(44)

JP Morgan & Chase Co.	7/2/2024	HUF	10,533,000	USD	29,278	—	(16)

RBC Capital Markets	7/2/2024	HUF	35,830,000	USD	99,618	—	(30)

Goldman Sachs & Co.	7/2/2024	KWD	218,000	USD	708,597	—	(3,677)

Goldman Sachs & Co.	7/2/2024	KWD	35,000	USD	114,267	—	(89)

JP Morgan & Chase Co.	7/2/2024	MXN	39,630,600	USD	2,313,642	—	(10,016)

JP Morgan & Chase Co.	7/2/2024	MXN	5,159,000	USD	301,102	—	(1,385)

Goldman Sachs & Co.	7/2/2024	PHP	4,719,000	USD	80,495	—	(85)

JP Morgan & Chase Co.	7/2/2024	PHP	10,481,000	USD	178,759	—	(209)

RBC Capital Markets	7/2/2024	PHP	9,843,500	USD	167,921	—	(162)

JP Morgan & Chase Co.	7/2/2024	PLN	479,000	USD	121,601	57	—

JP Morgan & Chase Co.	7/2/2024	PLN	3,152,200	USD	800,345	492	—

RBC Capital Markets	7/2/2024	PLN	392,000	USD	99,532	64	—

Goldman Sachs & Co.	7/2/2024	QAR	350,000	USD	95,956	—	(146)

Goldman Sachs & Co.	7/2/2024	QAR	2,592,600	USD	711,793	—	(74)

Goldman Sachs & Co.	7/2/2024	SAR	14,835,000	USD	3,954,207	165	—

Goldman Sachs & Co.	7/2/2024	SAR	2,200,000	USD	586,385	9	—

Goldman Sachs & Co.	7/2/2024	THB	6,682,000	USD	181,625	—	(473)

JP Morgan & Chase Co.	7/2/2024	THB	44,367,200	USD	1,206,614	—	(2,485)

RBC Capital Markets	7/2/2024	THB	3,559,100	USD	96,799	—	(194)

Goldman Sachs & Co.	7/2/2024	TRY	22,043,400	USD	666,180	1,762	—

Goldman Sachs & Co.	7/2/2024	TRY	3,296,000	USD	99,577	231	—

Goldman Sachs & Co.	7/2/2024	USD	219,747	AED	807,000	—	(7)

Goldman Sachs & Co.	7/2/2024	USD	132,083	AED	485,000	—	(21)

JP Morgan & Chase Co.	7/2/2024	USD	660,112	CNH	4,784,000	146	—

JP Morgan & Chase Co.	7/2/2024	USD	18,597	CZK	423,000	—	(2)

JP Morgan & Chase Co.	7/2/2024	USD	37,533	CZK	854,000	10	—

Bank of America	7/2/2024	USD	101,084	EUR	93,000	—	(26)

Bank of America	7/2/2024	USD	64,098	EUR	59,000	14	—

RBC Capital Markets	7/2/2024	USD	2,485,189	HKD	19,418,000	107	—

RBC Capital Markets	7/2/2024	USD	2,771,692	HKD	21,665,000	1,196	—

JP Morgan & Chase Co.	7/2/2024	USD	29,305	HUF	10,533,000	—	(11)

JP Morgan & Chase Co.	7/2/2024	USD	54,862	HUF	19,733,000	18	—

Goldman Sachs & Co.	7/2/2024	USD	19,589	KWD	6,000	15	—

JP Morgan & Chase Co.	7/2/2024	USD	505,935	MXN	8,666,000	2,178	—

JP Morgan & Chase Co.	7/2/2024	USD	302,825	MXN	5,159,000	—	(338)

Goldman Sachs & Co.	7/2/2024	USD	55,842	PHP	3,269,000	—	(22)

Goldman Sachs & Co.	7/2/2024	USD	80,610	PHP	4,719,000	—	(31)

JP Morgan & Chase Co.	7/2/2024	USD	169,864	PLN	669,000	—	(109)

JP Morgan & Chase Co.	7/2/2024	USD	121,562	PLN	479,000	—	(18)

Goldman Sachs & Co.	7/2/2024	USD	134,887	QAR	492,000	205	—

Goldman Sachs & Co.	7/2/2024	USD	96,107	QAR	350,000	—	(6)

Goldman Sachs & Co.	7/2/2024	USD	586,489	SAR	2,200,000	—	(113)

Goldman Sachs & Co.	7/2/2024	USD	433,994	SAR	1,628,000	—	(76)

Goldman Sachs & Co.	7/2/2024	USD	181,719	THB	6,682,000	379	—

See Notes to Financial Statements.

DBX ETF Trust  |  71

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	7/2/2024	USD	212,673	THB	7,820,000	438	—

Goldman Sachs & Co.	7/2/2024	USD	68,187	TRY	2,257,000	—	(158)

Goldman Sachs & Co.	7/2/2024	USD	100,206	TRY	3,296,000	—	(860)

Goldman Sachs & Co.	7/2/2024	USD	348,211	ZAR	6,541,000	—	(953)

Goldman Sachs & Co.	7/2/2024	USD	428,587	ZAR	8,072,000	—	(49)

Goldman Sachs & Co.	7/2/2024	ZAR	47,336,100	USD	2,508,338	—	(4,709)

Goldman Sachs & Co.	7/2/2024	ZAR	6,541,000	USD	346,911	—	(347)

Goldman Sachs & Co.	7/3/2024	BRL	3,028,000	USD	576,323	1,700	—

Goldman Sachs & Co.	7/3/2024	BRL	4,311,700	USD	820,204	1,975	—

JP Morgan & Chase Co.	7/3/2024	BRL	9,996,200	USD	1,896,693	—	(282)

RBC Capital Markets	7/3/2024	BRL	8,842,800	USD	1,680,208	2,113	—

Goldman Sachs & Co.	7/3/2024	CLP	68,655,000	USD	74,918	175	—

Goldman Sachs & Co.	7/3/2024	CLP	224,077,000	USD	244,381	435	—

RBC Capital Markets	7/3/2024	CLP	176,141,400	USD	191,896	135	—

Goldman Sachs & Co.	7/3/2024	IDR	6,913,400,400	USD	424,995	—	(248)

Goldman Sachs & Co.	7/3/2024	IDR	3,149,810,000	USD	193,680	—	(65)

JP Morgan & Chase Co.	7/3/2024	IDR	8,275,999,600	USD	508,447	—	(609)

RBC Capital Markets	7/3/2024	IDR	8,096,898,100	USD	497,719	—	(321)

Goldman Sachs & Co.	7/3/2024	INR	235,062,000	USD	2,813,934	833	—

Goldman Sachs & Co.	7/3/2024	INR	52,340,000	USD	626,564	185	—

Goldman Sachs & Co.	7/3/2024	INR	755,923,600	USD	9,044,745	—	(1,760)

JP Morgan & Chase Co.	7/3/2024	INR	602,669,800	USD	7,214,406	1,963	—

Goldman Sachs & Co.	7/3/2024	KRW	2,492,782,000	USD	1,804,011	229	—

Goldman Sachs & Co.	7/3/2024	KRW	676,691,000	USD	489,699	44	—

Goldman Sachs & Co.	7/3/2024	KRW	3,784,889,000	USD	2,735,102	—	(3,651)

JP Morgan & Chase Co.	7/3/2024	KRW	4,898,716,700	USD	3,540,661	—	(4,060)

RBC Capital Markets	7/3/2024	KRW	5,602,379,100	USD	4,048,284	—	(5,609)

RBC Capital Markets	7/3/2024	MYR	1,042,000	USD	221,468	—	(375)

RBC Capital Markets	7/3/2024	MYR	595,000	USD	126,462	—	(214)

RBC Capital Markets	7/3/2024	MYR	5,660,500	USD	1,203,619	—	(1,508)

Goldman Sachs & Co.	7/3/2024	TWD	68,071,000	USD	2,092,882	—	(16,357)

Goldman Sachs & Co.	7/3/2024	TWD	91,856,000	USD	2,823,732	—	(22,507)

Goldman Sachs & Co.	7/3/2024	TWD	156,150,800	USD	4,797,260	—	(41,210)

JP Morgan & Chase Co.	7/3/2024	TWD	172,025,200	USD	5,294,386	—	(35,966)

RBC Capital Markets	7/3/2024	TWD	155,108,600	USD	4,784,349	—	(21,827)

Goldman Sachs & Co.	7/3/2024	USD	946,517	BRL	4,973,000	—	(2,793)

Goldman Sachs & Co.	7/3/2024	USD	575,049	BRL	3,028,000	—	(426)

Goldman Sachs & Co.	7/3/2024	USD	74,926	CLP	68,655,000	—	(183)

Goldman Sachs & Co.	7/3/2024	USD	193,668	IDR	3,149,810,000	77	—

Goldman Sachs & Co.	7/3/2024	USD	269,531	IDR	4,379,873,000	—	(125)

Goldman Sachs & Co.	7/3/2024	USD	2,816,834	INR	235,062,000	—	(3,733)

Goldman Sachs & Co.	7/3/2024	USD	1,806,796	KRW	2,492,782,000	—	(3,014)

RBC Capital Markets	7/3/2024	USD	222,389	MYR	1,042,000	—	(546)

Goldman Sachs & Co.	7/3/2024	USD	2,830,257	TWD	91,856,000	15,982	—

Goldman Sachs & Co.	7/5/2024	COP	69,028,000	USD	17,742	—	(15)

Goldman Sachs & Co.	7/5/2024	COP	421,534,400	USD	108,373	—	(58)

Goldman Sachs & Co.	7/5/2024	USD	17,803	COP	69,028,000	—	(47)

Goldman Sachs & Co.	7/8/2024	EGP	3,664,000	USD	76,190	—	(171)

Goldman Sachs & Co.	7/8/2024	EGP	529,000	USD	11,032	7	—

See Notes to Financial Statements.

72  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	7/8/2024	USD	11,182	EGP	529,000	—	(158)

Total unrealized appreciation (depreciation)						230,179	(494,051)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

DBX ETF Trust  |  73

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$71,302,956	$—	$10,798	$71,313,754

Preferred Stocks (a)	1,515,236	—	0	1,515,236

Warrants	53	—	—	53

Short-Term Investments (a)	1,077,593	—	—	1,077,593

Derivatives (b)

Forward Foreign Currency Contracts	—	230,179	—	230,179

Futures Contracts	214	—	—	214

TOTAL	$73,896,052	$230,179	$10,798	$74,137,029

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(494,051)	$—	$(494,051)

TOTAL	$—	$(494,051)	$—	$(494,051)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2024, the amount of transfers from Level 1 to Level 3 was $32,018. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

74  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 97.4%

Austria – 0.3%

Erste Group Bank AG	17,018	832,789

OMV AG	7,607	381,664

Verbund AG	3,289	270,510

voestalpine AG	5,604	163,325

(Cost $1,632,271)		1,648,288

Belgium – 1.2%

Ageas SA/NV	7,792	386,380

Anheuser-Busch InBev SA/NV	44,119	2,758,347

D’ieteren Group	969	209,862

Elia Group SA/NV	1,579	160,022

Groupe Bruxelles Lambert NV	4,035	307,348

KBC Group NV	12,404	899,867

Lotus Bakeries NV	21	222,848

Sofina SA	688	165,876

Syensqo SA	3,555	352,639

UCB SA	6,279	876,497

Umicore SA	10,103	198,746

Warehouses De Pauw CVA REIT	9,191	266,869

(Cost $8,128,793)		6,805,301

Chile – 0.1%

Antofagasta PLC

(Cost $417,885)	19,947	559,947

Denmark – 5.6%

A.P. Moller – Maersk A/S, Class A	157	274,978

A.P. Moller – Maersk A/S, Class B	198	359,029

Carlsberg AS, Class B	4,561	616,378

Coloplast A/S, Class B	6,064	727,578

Danske Bank A/S	33,862	1,037,884

Demant A/S*	4,615	220,871

DSV A/S	8,270	1,267,995

Genmab A/S*	3,217	906,467

Novo Nordisk A/S, Class B	160,197	21,609,572

Novonesis (Novozymes) B, Class B	17,995	1,069,601

Orsted AS*, 144A	9,469	577,014

Pandora A/S	4,196	686,078

ROCKWOOL A/S, Class B	529	221,625

Tryg A/S	16,455	337,990

Vestas Wind Systems A/S*	50,302	1,411,160

(Cost $21,798,346)		31,324,220

Finland – 1.6%

Elisa OYJ	6,739	312,229

Fortum OYJ	19,979	303,820

Kesko OYJ, Class B	13,121	238,042

Kone OYJ, Class B	17,033	864,757

Metso Corp.	31,553	383,108

	Number of Shares	Value $

Neste OYJ	19,760	413,053

Nokia OYJ	267,360	1,041,746

Nordea Bank Abp	156,088	1,912,960

Orion OYJ, Class B	5,130	208,625

Sampo OYJ, Class A	22,775	974,643

Stora Enso OYJ, Class R	30,035	437,025

UPM-Kymmene OYJ	26,563	1,013,100

Wartsila OYJ Abp	25,308	527,378

(Cost $10,136,267)		8,630,486

France – 17.2%

Accor SA*	8,960	387,813

Aeroports de Paris SA	1,629	231,725

Air Liquide SA	25,745	5,041,083

Airbus SE	29,130	4,927,613

Alstom SA	14,208	277,341

Amundi SA*, 144A	2,947	225,914

Arkema SA	2,749	279,638

AXA SA	89,198	3,198,723

BioMerieux	1,960	206,609

BNP Paribas SA	50,961	3,743,489

Bollore SE	34,851	233,319

Bouygues SA	9,920	387,493

Bureau Veritas SA	14,998	449,151

Capgemini SE	7,628	1,536,168

Carrefour SA(a)	26,835	436,469

Cie de Saint-Gobain SA	22,383	1,957,021

Cie Generale des Etablissements Michelin SCA	32,671	1,316,956

Covivio SA REIT	2,633	136,562

Credit Agricole SA(a)	53,123	860,294

Danone SA	32,097	2,058,964

Dassault Aviation SA	899	194,117

Dassault Systemes SE	33,110	1,331,778

Edenred SE	12,009	560,957

Eiffage SA	3,497	384,565

Engie SA	88,724	1,495,555

EssilorLuxottica SA	14,529	3,236,493

Eurazeo SE	1,999	167,556

Gecina SA REIT	2,487	267,154

Getlink SE	16,513	289,994

Hermes International SCA	1,557	3,676,186

Ipsen SA	1,750	229,000

Kering SA	3,678	1,265,887

Klepierre SA REIT	10,347	298,639

La Francaise des Jeux SAEM, 144A	4,514	161,435

Legrand SA	12,903	1,387,440

L’Oreal SA	11,810	5,793,412

LVMH Moet Hennessy Louis

Vuitton SE	13,566	10,817,578

See Notes to Financial Statements.

DBX ETF Trust  |  75

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Orange SA	89,213	1,038,187

Pernod Ricard SA	9,896	1,470,523

Publicis Groupe SA	11,239	1,253,634

Remy Cointreau SA	1,419	131,643

Renault SA	9,739	566,196

Rexel SA	11,075	334,191

Safran SA	16,822	3,907,908

Sanofi SA	55,907	5,445,014

Sartorius Stedim Biotech	1,382	273,891

Schneider Electric SE	26,720	6,594,356

SEB SA*	1,187	146,054

Societe Generale SA	36,126	1,073,648

Sodexo SA	4,658	433,142

Teleperformance SE	2,769	313,670

Thales SA	4,554	823,471

TotalEnergies SE	105,398	7,663,409

Unibail-Rodamco-Westfield REIT	6,005	525,559

Veolia Environnement SA	33,760	1,124,581

Vinci SA	24,490	3,041,267

Vivendi SE	33,379	365,801

(Cost $88,716,673)		95,976,236

Germany – 12.2%

adidas AG	7,969	2,001,727

Allianz SE	19,182	5,584,246

BASF SE	44,264	2,325,068

Bayer AG	47,642	1,459,838

Bayerische Motoren Werke AG	15,736	1,590,989

Bechtle AG*	4,498	217,868

Beiersdorf AG	5,000	783,135

Brenntag SE	6,471	463,270

Carl Zeiss Meditec AG	1,942	178,372

Commerzbank AG	52,971	893,180

Continental AG	5,039	340,302

Covestro AG*, 144A	8,836	473,527

CTS Eventim AG & Co. KGaA	3,123	269,056

Daimler Truck Holding AG	25,796	1,096,367

Delivery Hero SE*, 144A	10,034	303,867

Deutsche Bank AG(b)	92,883	1,534,518

Deutsche Boerse AG	9,285	1,842,662

Deutsche Lufthansa AG	26,062	181,605

Deutsche Post AG	48,798	2,046,981

Deutsche Telekom AG	158,877	3,842,564

E.ON SE	111,560	1,486,472

Evonik Industries AG	12,594	275,626

Fresenius Medical Care AG	10,690	454,456

Fresenius SE & Co. KGaA*	21,373	679,026

GEA Group AG	7,247	301,009

Hannover Rueck SE	2,994	741,340

Heidelberg Materials AG	6,484	673,435

	Number of Shares	Value $

Henkel AG & Co. KGaA	4,921	392,990

Infineon Technologies AG	64,716	2,585,856

Knorr-Bremse AG	3,527	270,184

LEG Immobilien SE	3,542	312,226

Mercedes-Benz Group AG	39,417	2,839,891

Merck KGaA	6,311	1,140,151

MTU Aero Engines AG	2,711	672,149

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,668	3,312,960

Nemetschek SE	2,745	248,851

Puma SE	4,773	246,259

Rational AG	281	237,516

Rheinmetall AG	2,092	1,198,067

RWE AG	30,901	1,168,156

SAP SE	51,235	9,226,143

Scout24 SE, 144A	4,023	302,069

Siemens AG	37,309	7,135,384

Siemens Energy AG*	29,435	792,713

Siemens Healthineers AG, 144A	13,671	791,824

Symrise AG	6,455	765,888

Talanx AG	2,994	237,638

Volkswagen AG	1,406	200,004

Vonovia SE	36,083	1,127,574

Zalando SE*, 144A	10,758	283,070

(Cost $70,839,786)		67,528,069

Hong Kong – 0.2%

Prudential PLC

(Cost $2,430,870)	131,988	1,256,348

Ireland – 1.4%

AerCap Holdings NV	9,922	919,869

AIB Group PLC	80,653	456,816

Bank of Ireland Group PLC	49,244	561,840

DCC PLC	4,622	335,117

Experian PLC	45,288	2,081,537

Flutter Entertainment PLC*	8,600	1,632,825

Kerry Group PLC, Class A	7,448	628,737

Kingspan Group PLC	7,850	751,256

Smurfit Kappa Group PLC	13,054	633,142

(Cost $6,990,965)		8,001,139

Italy – 3.6%

Amplifon SpA	5,923	217,546

Assicurazioni Generali SpA	50,467	1,292,318

Banco BPM SpA	64,242	460,337

Davide Campari-Milano NV	28,417	282,870

DiaSorin SpA	1,140	122,385

Enel SpA	401,698	2,901,102

Eni SpA	106,274	1,671,573

Ferrari NV	6,192	2,535,612

See Notes to Financial Statements.

76  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

FinecoBank Banca Fineco SpA	31,034	499,883

Infrastrutture Wireless Italiane SpA, 144A	18,175	198,194

Intesa Sanpaolo SpA	722,788	2,828,047

Leonardo SpA*	18,954	484,742

Mediobanca Banca di Credito Finanziario SpA	25,568	402,822

Moncler SpA	10,775	715,983

Nexi SpA*, 144A	28,479	188,188

Poste Italiane SpA, 144A	22,359	305,684

Prysmian SpA	12,499	813,994

Recordati Industria Chimica e Farmaceutica SpA	5,033	264,315

Snam SpA	96,971	457,595

Telecom Italia SpA*(a)	462,378	121,412

Terna - Rete Elettrica Nazionale	70,187	588,080

UniCredit SpA	73,965	2,920,106

(Cost $17,364,640)		20,272,788

Jordan – 0.0%

Hikma Pharmaceuticals PLC

(Cost $255,314)	8,375	205,967

Luxembourg – 0.3%

ArcelorMittal SA	23,005	603,072

Eurofins Scientific SE	7,053	423,662

Tenaris SA	24,305	398,088

(Cost $1,520,782)		1,424,822

Netherlands – 8.1%

ABN AMRO Bank NV, 144A	22,146	376,062

Adyen NV*, 144A	1,052	1,352,417

Aegon Ltd.	66,387	428,166

Akzo Nobel NV	8,586	597,544

Argenx SE*	2,883	1,065,778

ASM International NV	2,329	1,617,838

ASML Holding NV	19,611	18,529,690

ASR Nederland NV	7,419	357,420

BE Semiconductor Industries NV	3,815	558,828

Euronext NV, 144A	3,945	386,745

EXOR NV	4,833	539,613

Ferrovial SE	25,265	994,024

Heineken Holding NV	6,633	540,505

Heineken NV	14,362	1,431,812

IMCD NV	2,859	432,441

ING Groep NV	161,523	2,867,965

JDE Peet’s NV	6,912	151,647

Koninklijke Ahold Delhaize NV	45,987	1,424,095

Koninklijke KPN NV	193,701	723,844

Koninklijke Philips NV*	39,639	1,070,097

NN Group NV	13,614	632,089

OCI NV	4,676	127,147

	Number of Shares	Value $

Prosus NV*	69,728	2,525,478

QIAGEN NV*	11,436	488,528

Randstad NV	4,893	256,963

Stellantis NV	108,046	2,368,155

Universal Music Group NV	40,068	1,242,539

Wolters Kluwer NV	12,116	1,920,042

(Cost $38,383,305)		45,007,472

Norway – 0.9%

Aker BP ASA	16,572	424,551

DNB Bank ASA	41,210	805,645

Equinor ASA	44,247	1,276,660

Gjensidige Forsikring ASA	8,908	155,903

Kongsberg Gruppen ASA	4,289	368,371

Mowi ASA	24,237	433,649

Norsk Hydro ASA	61,506	415,576

Orkla ASA	32,821	261,253

Salmar ASA	3,517	213,942

Telenor ASA	29,744	346,852

Yara International ASA	7,893	244,318

(Cost $5,218,438)		4,946,720

Poland – 0.0%

InPost SA*

(Cost $173,911)	9,708	173,911

Portugal – 0.3%

EDP - Energias de Portugal SA	154,138	624,001

Galp Energia SGPS SA	21,718	455,160

Jeronimo Martins SGPS SA	15,094	337,054

(Cost $1,427,200)		1,416,215

Spain – 3.9%

Acciona SA	1,184	151,466

ACS Actividades de Construccion y Servicios SA	10,616	473,657

Aena SME SA, 144A	3,754	731,561

Amadeus IT Group SA	22,012	1,560,589

Banco Bilbao Vizcaya Argentaria SA	285,934	3,083,913

Banco de Sabadell SA	267,117	561,846

Banco Santander SA	775,817	4,069,686

CaixaBank SA	182,511	1,043,638

Cellnex Telecom SA*, 144A	24,480	890,625

EDP Renovaveis SA	14,840	237,024

Endesa SA	14,973	297,310

Grifols SA*	12,774	129,290

Iberdrola SA	283,764	3,725,569

Industria de Diseno Textil SA	53,643	2,535,426

Redeia Corp. SA	21,244	381,261

Repsol SA	59,125	963,587

See Notes to Financial Statements.

DBX ETF Trust  |  77

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Telefonica SA	227,095	1,055,865

(Cost $22,453,200)		21,892,313

Sweden – 4.8%

Alfa Laval AB	14,585	672,432

Assa Abloy AB, Class B	49,747	1,452,143

Atlas Copco AB, Class A	132,924	2,536,228

Atlas Copco AB, Class B	75,217	1,238,256

Beijer Ref AB	17,886	289,179

Boliden AB	13,103	456,690

Epiroc AB, Class A	32,944	684,615

Epiroc AB, Class B	18,805	350,943

EQT AB	18,469	558,074

Essity AB, Class B	29,735	761,461

Evolution AB, 144A	9,278	994,454

Fastighets AB Balder*, Class B	29,748	199,734

Getinge AB, Class B	10,745	190,928

H & M Hennes & Mauritz AB(a), Class B	27,167	479,116

Hexagon AB, Class B	100,820	1,103,622

Holmen AB, Class B	3,297	137,658

Husqvarna AB, Class B	16,169	133,206

Industrivarden AB, Class A	7,247	256,855

Industrivarden AB, Class C	6,983	244,247

Indutrade AB	12,248	314,697

Investment AB Latour, Class B	7,046	195,433

Investor AB, Class B	84,685	2,288,534

L E Lundbergforetagen AB, Class B	3,731	188,962

Lifco AB, Class B	12,294	324,524

Nibe Industrier AB, Class B	70,490	357,542

Saab AB, Class B	16,356	393,826

Sagax AB, Class B	11,199	294,342

Sandvik AB	52,126	1,141,686

Securitas AB(a), Class B	26,307	269,471

Skandinaviska Enskilda Banken AB, Class A	77,640	1,100,348

Skanska AB, Class B	17,721	311,938

SKF AB, Class B	17,829	388,465

Svenska Cellulosa AB SCA(a), Class B	31,307	478,502

Svenska Handelsbanken AB, Class A	73,843	692,124

Swedbank AB, Class A	41,925	868,860

Swedish Orphan Biovitrum AB*	9,367	251,354

Tele2 AB, Class B	25,681	250,369

Telefonaktiebolaget LM Ericsson, Class B	132,538	813,317

Telia Co. AB	106,540	275,867

Trelleborg AB, Class B	10,433	405,465

Volvo AB, Class A	10,533	285,045

Volvo AB, Class B	76,718	2,055,737

	Number of Shares	Value $

Volvo Car AB*, Class B	42,225	140,931

(Cost $26,887,682)		26,827,180

Switzerland – 15.2%

ABB Ltd.	78,626	4,304,454

Adecco Group AG	8,652	327,344

Alcon, Inc.	24,414	2,173,681

Avolta AG*	4,076	165,145

Bachem Holding AG	1,635	146,495

Baloise Holding AG	2,343	404,803

Banque Cantonale Vaudoise	1,449	152,632

Barry Callebaut AG	172	298,501

BKW AG	941	148,082

Chocoladefabriken Lindt & Spruengli AG	6	712,805

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	45	524,131

Cie Financiere Richemont SA, Class A	26,394	4,213,504

Clariant AG*	12,112	193,287

Coca-Cola HBC AG*	10,663	359,793

DSM-Firmenich AG	9,205	1,055,221

EMS-Chemie Holding AG	334	275,388

Geberit AG	1,610	982,040

Givaudan SA	454	2,131,765

Glencore PLC	504,314	3,089,407

Helvetia Holding AG	1,915	257,003

Holcim AG*	25,249	2,204,373

Julius Baer Group Ltd.	10,580	634,085

Kuehne + Nagel International AG	2,366	669,932

Logitech International SA	7,645	757,426

Lonza Group AG	3,679	1,983,117

Nestle SA	130,971	13,869,994

Novartis AG	96,744	9,989,071

Partners Group Holding AG	1,116	1,491,545

Roche Holding AG	34,397	8,805,571

Roche Holding AG	1,674	468,983

Sandoz Group AG	20,739	736,845

Schindler Holding AG	1,173	296,386

Schindler Holding AG Participation Certificates	1,960	507,404

SGS SA	7,287	678,349

SIG Group AG*	16,272	337,757

Sika AG	7,427	2,246,166

Sonova Holding AG	2,498	788,420

STMicroelectronics NV	32,875	1,350,327

Straumann Holding AG	5,471	709,378

Swatch Group AG – Bearer	1,586	339,487

Swatch Group AG – Registered	2,389	99,547

Swiss Life Holding AG	1,451	1,009,517

See Notes to Financial Statements.

78  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Swiss Prime Site AG	3,605	332,794

Swiss Re AG	14,977	1,903,765

Swisscom AG	1,294	714,435

Temenos AG	3,008	193,344

UBS Group AG	161,365	5,094,796

VAT Group AG, 144A	1,341	723,146

Zurich Insurance Group AG	7,127	3,741,408

(Cost $79,192,779)		84,592,849

United Kingdom – 20.5%

3i Group PLC	48,508	1,769,659

Admiral Group PLC	12,092	418,180

Anglo American PLC	62,325	1,996,163

Ashtead Group PLC	21,627	1,567,511

Associated British Foods PLC	16,199	526,360

AstraZeneca PLC	76,111	11,822,409

Auto Trader Group PLC, 144A	41,733	434,041

Aviva PLC	136,204	832,905

BAE Systems PLC	149,979	2,660,263

Barclays PLC	743,582	2,084,522

Barratt Developments PLC	46,428	297,698

Berkeley Group Holdings PLC	5,044	336,792

BP PLC	823,508	5,122,429

British American Tobacco PLC	97,763	3,008,476

BT Group PLC	332,182	552,808

Bunzl PLC	17,157	641,878

Burberry Group PLC	16,959	223,664

Centrica PLC	257,136	463,797

Coca-Cola Europacific Partners PLC	10,173	749,852

Compass Group PLC	83,800	2,340,666

Croda International PLC	6,471	374,354

Diageo PLC	109,780	3,679,733

Endeavour Mining PLC	10,393	227,387

Entain PLC	34,281	294,945

GSK PLC	204,504	4,603,311

Haleon PLC	332,033	1,375,476

Halma PLC	17,576	498,540

Hargreaves Lansdown PLC	20,320	273,298

HSBC Holdings PLC	925,301	8,211,011

Imperial Brands PLC	40,991	1,013,839

Informa PLC	67,072	724,585

InterContinental Hotels Group PLC	8,064	811,769

Intertek Group PLC	8,166	496,968

J Sainsbury PLC	74,705	263,875

JD Sports Fashion PLC	126,093	204,859

Kingfisher PLC	93,578	314,918

Land Securities Group PLC REIT	34,228	284,588

Legal & General Group PLC	299,012	952,540

Lloyds Banking Group PLC	3,113,920	2,202,986

	Number of Shares	Value $

London Stock Exchange Group

PLC	22,326	2,606,490

M&G PLC	102,539	260,145

Melrose Industries PLC	66,490	521,736

Mondi PLC	21,300	423,679

National Grid PLC	184,668	2,076,405

NatWest Group PLC	319,505	1,282,458

Next PLC	5,863	697,636

Pearson PLC	29,202	352,757

Persimmon PLC	15,314	281,975

Phoenix Group Holdings PLC	33,225	210,076

Reckitt Benckiser Group PLC	34,543	1,959,612

RELX PLC	92,597	4,030,599

Rentokil Initial PLC	122,618	647,327

Rio Tinto PLC	55,629	3,881,678

Rolls-Royce Holdings PLC*	414,850	2,396,776

Sage Group PLC	49,422	643,930

Schroders PLC	35,004	174,758

Segro PLC REIT	64,541	749,384

Severn Trent PLC	12,439	378,191

Shell PLC	313,839	11,243,456

Smith & Nephew PLC	40,984	517,225

Smiths Group PLC	16,149	354,351

Spirax-Sarco Engineering PLC	3,839	435,864

SSE PLC	53,973	1,207,003

Standard Chartered PLC	110,931	1,098,885

Taylor Wimpey PLC	163,589	306,739

Tesco PLC	348,020	1,379,175

Unilever PLC	122,636	6,686,750

United Utilities Group PLC	35,192	455,609

Vodafone Group PLC	1,145,751	1,104,032

Whitbread PLC	9,633	362,476

Wise PLC*, Class A	31,870	330,771

WPP PLC	55,570	578,377

(Cost $117,555,804)		114,295,380

TOTAL COMMON STOCKS

(Cost $521,524,911)		542,785,651

PREFERRED STOCKS – 0.7%

Germany – 0.7%

Bayerische Motoren Werke AG	3,038	291,400

Dr Ing hc F Porsche AG, 144A	5,722	471,237

Henkel AG & Co. KGaA	8,173	737,118

Porsche Automobil Holding SE	7,455	408,659

Sartorius AG	1,337	350,347

Volkswagen AG	10,217	1,274,886

(Cost $4,852,460)		3,533,647

RIGHTS – 0.0%

France – 0.0%

Alstom SA*, expires 6/24/24

See Notes to Financial Statements.

DBX ETF Trust  |  79

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

(Cost $0)	14,208	15,238

United Kingdom – 0.0%

National Grid PLC*, expires 6/24/24

(Cost $0)	53,454	133,537

TOTAL RIGHTS

(Cost $0)		148,775

SECURITIES LENDING

COLLATERAL – 0.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(c)(d), 5.24%

(Cost $2,725,326)	2,725,326	2,725,326

	Number of Shares	Value $

CASH EQUIVALENTS – 1.4%

DWS ESG Liquidity Fund “Capital Shares”(c), 5.37%	702,069	701,999

DWS Government Money Market Series “Institutional Shares”(c), 5.26%	7,222,795	7,222,795

TOTAL CASH EQUIVALENTS

(Cost $7,924,864)		7,924,794

TOTAL INVESTMENTS – 100.0%

(Cost $537,027,561)		557,118,193

Other assets and liabilities, net – 0.0%		123,106

NET ASSETS – 100.0%		557,241,299

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
COMMON STOCKS – 0.3%

Germany – 0.3%

Deutsche Bank AG (b)

897,775	520,990	(526,799)		(126,497)	769,049	46,671	—	92,883	1,534,518

SECURITIES LENDING COLLATERAL – 0.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (c)(d)

15,074,264	—	(12,348,938	) (e)	—	—	65,114	—	2,725,326	2,725,326

CASH EQUIVALENTS – 1.4%

DWS ESG Liquidity Fund “Capital Shares”, 5.37% (c)

664,743	37,127	—		—	129	37,317	—	702,069	701,999

DWS Government Money Market Series “Institutional Shares”, 5.26% (c)

1,116,927	119,909,262	(113,803,394)		—	—	311,885	—	7,222,795	7,222,795

17,753,709	120,467,379	(126,679,131)		(126,497)	769,178	460,987	—	10,743,073	12,184,638

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $2,598,829, which is 0.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

CVA:	Credit Valuation Adjustment

REIT:	Real Estate Investment Trust

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

80  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2024

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC40 10 EURO Futures	EUR	25	2,214,671	2,168,474	6/21/2024	(46,197)

DAX Index Futures	EUR	2	990,587	1,005,354	6/21/2024	14,767

EURO STOXX 50 Futures	EUR	35	1,888,104	1,892,762	6/21/2024	4,658

FTSE 100 Index Futures	GBP	24	2,454,303	2,534,026	6/21/2024	79,723

FTSE/MIB Index Futures	EUR	2	356,322	375,134	6/21/2024	18,812

IBEX 35 Index Futures	EUR	3	365,871	368,578	6/21/2024	2,707

OMXS30 Index Futures	SEK	39	977,237	967,037	6/20/2024	(10,200)

Swiss Market Index Futures	CHF	8	1,033,714	1,066,105	6/21/2024	32,391

SWISS MID CAP Futures	CHF	17	490,421	495,107	6/21/2024	4,686

Total net unrealized appreciation						101,347

At May 31, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Bank of America	6/4/2024	CHF	517,400	USD	566,090	—	(7,572)

Bank of America	6/4/2024	CHF	69,051,139	USD	75,558,626	—	(1,001,095)

Bank of America	6/4/2024	DKK	204,848,142	USD	29,415,616	—	(390,390)

Bank of America	6/4/2024	DKK	1,572,400	USD	228,705	—	(84)

Bank of America	6/4/2024	DKK	1,920,000	USD	275,702	—	(3,663)

RBC Capital Markets	6/4/2024	EUR	255,301,696	USD	273,329,825	—	(3,735,880)

RBC Capital Markets	6/4/2024	EUR	1,942,800	USD	2,108,357	—	(63)

RBC Capital Markets	6/4/2024	EUR	182,000	USD	194,849	—	(2,666)

RBC Capital Markets	6/4/2024	GBP	744,700	USD	948,759	—	(195)

RBC Capital Markets	6/4/2024	GBP	93,998,224	USD	117,719,616	—	(2,060,138)

RBC Capital Markets	6/4/2024	GBP	3,929,000	USD	4,920,448	—	(86,186)

Goldman Sachs & Co.	6/4/2024	NOK	51,493,891	USD	4,653,700	—	(252,711)

Goldman Sachs & Co.	6/4/2024	NOK	419,000	USD	37,866	—	(2,057)

RBC Capital Markets	6/4/2024	SEK	550,000	USD	50,183	—	(2,090)

RBC Capital Markets	6/4/2024	SEK	2,079,200	USD	195,060	—	(2,549)

RBC Capital Markets	6/4/2024	SEK	272,869,286	USD	24,896,492	—	(1,037,225)

Bank of America	6/4/2024	USD	75,987,961	CHF	68,552,539	18,942	—

Bank of America	6/4/2024	USD	1,111,765	CHF	1,016,000	14,714	—

Bank of America	6/4/2024	USD	30,323,045	DKK	208,340,542	—	(8,884)

Bank of America	6/4/2024	USD	279,462,204	EUR	257,426,496	—	(90,563)

RBC Capital Markets	6/4/2024	USD	125,629,094	GBP	98,671,924	106,248	—

Goldman Sachs & Co.	6/4/2024	USD	4,943,355	NOK	51,912,891	2,979	—

Citibank N.A.	6/4/2024	USD	26,195,041	SEK	275,498,486	—	(11,443)

Bank of America	7/2/2024	CHF	3,667,000	USD	4,077,607	—	(1,544)

Bank of America	7/2/2024	CHF	68,552,539	USD	76,229,794	—	(27,669)

Bank of America	7/2/2024	DKK	7,752,000	USD	1,130,008	241	—

Bank of America	7/2/2024	DKK	208,340,542	USD	30,370,231	6,944	—

Bank of America	7/2/2024	EUR	257,426,496	USD	279,806,383	77,296	—

Bank of America	7/2/2024	EUR	3,076,000	USD	3,343,369	874	—

See Notes to Financial Statements.

DBX ETF Trust  |  81

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2024

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	7/2/2024	GBP	98,671,924	USD	125,646,657	—	(106,771)

Goldman Sachs & Co.	7/2/2024	NOK	51,912,891	USD	4,946,737	—	(3,143)

Citibank N.A.	7/2/2024	SEK	9,231,000	USD	878,907	327	—

Citibank N.A.	7/2/2024	SEK	275,498,486	USD	26,231,281	10,131	—

RBC Capital Markets	7/2/2024	USD	2,360,885	GBP	1,854,000	1,964	—

Total unrealized appreciation (depreciation)						240,660	(8,834,581)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the

Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$542,785,651	$—	$—	$542,785,651

Preferred Stocks	3,533,647	—	—	3,533,647

Rights (a)	148,775	—	—	148,775

Short-Term Investments (a)	10,650,120	—	—	10,650,120

Derivatives (b)

Forward Foreign Currency Contracts	—	240,660	—	240,660

Futures Contracts	157,744	—	—	157,744

TOTAL	$557,275,937	$240,660	$—	$557,516,597

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(8,834,581)	$—	$(8,834,581)

Futures Contracts	(56,397)	—	—	(56,397)

TOTAL	$(56,397)	$(8,834,581)	$—	$(8,890,978)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

82  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 97.9%

Austria – 0.9%

ANDRITZ AG	445	26,533

AT&S Austria Technologie & Systemtechnik AG	133	3,065

BAWAG Group AG*, 144A	457	30,050

CA Immobilien Anlagen AG	239	7,733

DO & CO AG	50	7,585

Erste Group Bank AG	2,131	104,282

EVN AG	201	6,270

IMMOFINANZ AG*	201	5,223

Kontron AG	223	5,256

Lenzing AG*	109	4,116

Oesterreichische Post AG	218	7,238

OMV AG	966	48,467

Palfinger AG	82	2,140

Porr AG	48	730

Raiffeisen Bank International AG	912	16,743

Schoeller-Bleckmann Oilfield Equipment AG	82	3,479

UNIQA Insurance Group AG	884	7,865

Verbund AG	450	37,011

Vienna Insurance Group AG Wiener Versicherung Gruppe	201	6,434

voestalpine AG	724	21,101

Wienerberger AG	648	24,257

(Cost $338,344)		375,578

Belgium – 2.7%

Ackermans & van Haaren NV	136	24,039

Aedifica SA REIT	279	18,088

Ageas SA/NV	1,038	51,471

Anheuser-Busch InBev SA/NV	5,635	352,304

Barco NV	361	5,045

Bekaert SA	216	10,134

bpost SA	495	1,797

Cofinimmo SA REIT	245	16,163

Colruyt Group NV	281	14,355

Deme Group NV	48	8,479

D’ieteren Group	144	31,187

Elia Group SA/NV	169	17,127

Fagron	393	8,025

Galapagos NV*	304	8,491

Groupe Bruxelles Lambert NV	582	44,331

KBC Ancora	201	10,054

KBC Group NV	1,558	113,028

Kinepolis Group NV	82	3,319

Lotus Bakeries NV	3	31,835

Melexis NV	122	10,941

Montea NV REIT	100	9,093

Ontex Group NV*	393	3,876

	Number of Shares	Value $

Proximus SADP	986	7,735

Recticel SA	240	3,583

Retail Estates NV REIT	68	4,803

Sofina SA	102	24,592

Solvay SA	443	16,165

Syensqo SA	476	47,217

Tessenderlo Group SA*	127	3,507

UCB SA	788	109,998

Umicore SA	1,251	24,610

VGP NV	70	8,051

Warehouses De Pauw CVA REIT	1,176	34,146

X-Fab Silicon Foundries SE*, 144A	257	1,842

Xior Student Housing NV REIT	184	5,690

(Cost $1,122,817)		1,085,121

Finland – 3.3%

Cargotec OYJ, Class B	235	19,507

Citycon OYJ*	716	3,317

Elisa OYJ	865	40,077

Finnair OYJ*	403	1,239

Fortum OYJ	2,953	44,906

Harvia OYJ	100	4,519

Huhtamaki OYJ	655	26,396

Kemira OYJ	629	14,797

Kempower OYJ*(a)	225	5,737

Kesko OYJ, Class B	1,774	32,184

Kojamo OYJ*	781	8,542

Kone OYJ, Class B	2,159	109,611

Konecranes OYJ	428	24,428

Mandatum OYJ	2,357	10,570

Marimekko OYJ	155	2,694

Metsa Board OYJ, Class B	1,033	8,720

Metso Corp.	4,026	48,883

Neste OYJ	2,624	54,851

Nokia OYJ	33,074	128,870

Nokian Renkaat OYJ	710	6,488

Nordea Bank Abp	19,974	244,794

Orion OYJ, Class B	643	26,149

Outokumpu OYJ	2,607	10,789

Puuilo OYJ	568	6,514

QT Group OYJ*	113	9,925

Revenio Group OYJ	133	4,058

Sampo OYJ, Class A	2,870	122,820

Stora Enso OYJ, Class R	3,729	54,259

TietoEVRY OYJ	631	12,694

Tokmanni Group Corp.	291	4,301

UPM-Kymmene OYJ	3,383	129,026

Valmet OYJ	936	25,045

Wartsila OYJ Abp	3,181	66,287

See Notes to Financial Statements.

DBX ETF Trust  |  83

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

YIT OYJ	693	1,803

(Cost $1,389,418)		1,314,800

France – 32.8%

Abivax SA*	174	2,375

Accor SA*	1,187	51,377

Aeroports de Paris SA	224	31,864

Air France-KLM*	660	7,501

Air Liquide SA	3,319	649,887

Airbus SE	3,750	634,348

Alstom SA	2,198	42,905

Altarea SCA REIT	36	4,180

Alten SA	205	26,181

Amundi SA*, 144A	359	27,521

Antin Infrastructure Partners SA	204	2,838

Arkema SA	393	39,977

Aubay	20	973

AXA SA	11,373	407,846

Believe SA*	116	1,906

Beneteau SACA	336	4,878

BioMerieux	255	26,880

BNP Paribas SA	6,540	480,415

Bollore SE	4,411	29,531

Bouygues SA	1,226	47,890

Bureau Veritas SA	1,960	58,697

Capgemini SE	984	198,163

Carmila SA REIT	530	10,225

Carrefour SA	3,601	58,570

Casino Guichard Perrachon SA*	70,168	3,015

Cie de Saint-Gobain SA	2,872	251,109

Cie des Alpes	208	3,620

Cie Generale des Etablissements Michelin SCA	4,284	172,686

Coface SA	680	10,403

Covivio SA REIT	365	18,931

Credit Agricole SA	6,820	110,446

Danone SA	4,034	258,774

Dassault Aviation SA	138	29,798

Dassault Systemes SE	4,241	170,585

Derichebourg SA	594	3,358

Edenred SE	1,570	73,337

Eiffage SA	448	49,266

Elior Group SA*, 144A	529	2,110

Elis SA	1,161	29,302

Engie SA	11,536	194,454

Equasens	36	2,406

Eramet SA*	51	5,833

Esker SA	32	6,635

EssilorLuxottica SA	1,851	412,330

Esso SA Francaise	16	3,462

	Number of Shares	Value $

Etablissements Maurel et Prom SA	265	1,915

Eurazeo SE	302	25,314

Eutelsat Communications SACA*(a)	1,101	5,534

Exclusive Networks SA*	125	2,774

Fnac Darty SA	82	3,070

Forvia SE*	914	14,916

Gaztransport Et Technigaz SA	211	30,656

Gecina SA REIT	271	29,111

Getlink SE	1,855	32,577

Hermes International SCA	200	472,214

ICADE REIT	218	6,699

ID Logistics Group SACA*	16	7,040

Imerys SA	184	7,139

Interparfums SA	126	6,651

Ipsen SA	254	33,238

IPSOS SA	236	17,118

JCDecaux SE*	353	8,350

Kaufman & Broad SA	67	2,406

Kering SA	469	161,419

Klepierre SA REIT	1,355	39,108

La Francaise des Jeux SAEM, 144A	717	25,642

Legrand SA	1,664	178,927

LISI SA	85	2,435

L’Oreal SA	1,518	744,657

LVMH Moet Hennessy Louis Vuitton SE	1,740	1,387,482

Manitou BF SA*	48	1,443

Mercialys SA REIT	733	9,250

Mersen SA	114	4,731

Metropole Television SA	133	2,020

Neoen SA, 144A	478	19,636

Nexans SA	187	22,543

Nexity SA*	218	2,952

Opmobility	600	7,077

Orange SA	11,627	135,305

Orpea SA*	502	7,048

OVH Groupe SAS*	310	1,526

Pernod Ricard SA	1,286	191,097

PEUGEOT INVEST	20	2,283

Pierre Et Vacances SA*	421	722

Pluxee NV*	529	16,502

Publicis Groupe SA	1,437	160,288

Quadient SA	184	4,422

Remy Cointreau SA	136	12,617

Renault SA	1,190	69,183

Rexel SA	1,459	44,026

Rubis SCA	573	20,331

See Notes to Financial Statements.

84  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Safran SA	2,155	500,627

Sanofi SA	7,183	699,582

Sartorius Stedim Biotech	195	38,646

Schneider Electric SE	3,428	846,012

SCOR SE	978	28,100

SEB SA*	148	18,211

Seche Environnement SACA	12	1,365

Societe BIC SA*	133	9,929

Societe Generale SA	4,531	134,659

Sodexo SA	565	52,539

SOITEC*	153	18,427

Sopra Steria Group	103	24,297

SPIE SA	883	36,350

Technip Energies NV	979	23,476

Teleperformance SE	334	37,835

Television Francaise 1 SA	206	2,018

Thales SA	594	107,409

TotalEnergies SE	13,617	990,082

Trigano SA	47	7,129

Ubisoft Entertainment SA*	701	17,053

Unibail-Rodamco-Westfield REIT	756	66,165

Valeo SE	1,548	18,963

Vallourec SACA*	1,075	19,042

Valneva SE*	594	2,652

Veolia Environnement SA	4,297	143,138

Verallia SA, 144A	430	17,711

Vicat SACA	104	4,113

Vinci SA	3,141	390,062

Virbac SACA	24	9,323

Vivendi SE	4,678	51,266

Voltalia SA*	167	1,990

VusionGroup*	52	8,215

Wavestone	36	2,328

Wendel SE	171	16,838

Worldline SA*, 144A	1,450	19,273

(Cost $11,747,623)		13,005,007

Germany – 23.4%

1&1 AG	221	4,187

About You Holding SE*	201	836

Adesso SE	16	1,708

adidas AG	1,016	255,208

Adtran Networks SE*	170	3,708

AIXTRON SE	819	18,608

Allianz SE	2,476	720,811

Amadeus Fire AG	47	5,650

Atoss Software SE	22	5,550

Aurubis AG	189	15,924

Auto1 Group SE*, 144A	508	3,842

BASF SE	5,614	294,888

	Number of Shares	Value $

Bayer AG	6,239	191,174

Bayerische Motoren Werke AG	2,015	203,727

BayWa AG	68	1,667

Bechtle AG*	493	23,879

Beiersdorf AG	642	100,555

Bilfinger SE	154	8,388

Borussia Dortmund GmbH & Co. KGaA*	409	1,837

Brenntag SE	865	61,927

CANCOM SE	204	6,818

Carl Zeiss Meditec AG	238	21,860

CECONOMY AG*	918	3,094

Cewe Stiftung & Co. KGaA	20	2,326

Commerzbank AG	6,582	110,984

CompuGroup Medical SE & Co. KGaA	141	4,238

Continental AG	697	47,071

Covestro AG*, 144A	1,213	65,005

CTS Eventim AG & Co. KGaA	378	32,566

CureVac NV*	695	2,771

Daimler Truck Holding AG	3,422	145,440

Datagroup SE	20	1,133

Delivery Hero SE*, 144A	1,178	35,674

Dermapharm Holding SE	99	3,942

Deutsche Bank AG(b)	11,864	196,005

Deutsche Boerse AG	1,195	237,155

Deutsche Lufthansa AG	3,596	25,058

Deutsche Pfandbriefbank AG*(a), 144A	727	4,520

Deutsche Post AG	6,250	262,175

Deutsche Telekom AG	20,393	493,221

Deutz AG	952	5,392

Duerr AG	299	7,605

E.ON SE	14,155	188,607

Eckert & Ziegler SE	82	4,063

Einhell Germany AG	3	562

Elmos Semiconductor SE	49	4,509

ElringKlinger AG	150	968

Encavis AG*	746	13,761

Encavis AG*	751	13,967

Energiekontor AG	34	2,652

Evonik Industries AG	1,607	35,170

Evotec SE*	863	8,105

Fielmann Group AG	130	6,192

flatexDEGIRO AG*	613	9,358

Formycon AG*	55	2,644

Fraport AG Frankfurt Airport

Services Worldwide*	218	12,560

Freenet AG	682	17,745

Fresenius Medical Care AG	1,266	53,821

See Notes to Financial Statements.

DBX ETF Trust  |  85

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Fresenius SE & Co. KGaA*	2,656	84,382

GEA Group AG	1,047	43,488

Gerresheimer AG	238	27,115

GFT Technologies SE	99	2,879

GRENKE AG	151	3,539

Hamborner REIT AG REIT	440	3,161

Hamburger Hafen und Logistik AG	147	2,877

Hannover Rueck SE	376	93,101

Heidelberg Materials AG	856	88,905

HelloFresh SE*	951	5,673

Henkel AG & Co. KGaA	650	51,909

Hensoldt AG	388	15,729

Hornbach Holding AG & Co. KGaA	50	4,205

HUGO BOSS AG	327	17,283

Hypoport SE*	25	7,943

Infineon Technologies AG	8,198	327,567

Ionos SE*	169	4,548

Jenoptik AG	356	10,576

JOST Werke SE, 144A	67	3,359

K+S AG	1,120	16,406

KION Group AG	439	20,511

Kloeckner & Co. SE	359	2,368

Knaus Tabbert AG*	17	848

Knorr-Bremse AG	444	34,012

Krones AG*	82	11,211

LANXESS AG	508	13,670

LEG Immobilien SE	478	42,135

MBB SE	3	369

Mercedes-Benz Group AG	5,033	362,614

Merck KGaA	808	145,974

METRO AG	728	3,875

MorphoSys AG*	212	15,792

MTU Aero Engines AG	337	83,554

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	860	427,286

Mutares SE & Co. KGaA	89	4,037

Nagarro SE*	48	4,187

Nemetschek SE	372	33,724

Nordex SE*	763	11,938

Norma Group SE	135	2,666

Northern Data AG*	83	2,175

PATRIZIA SE*	223	1,936

Pfeiffer Vacuum Technology AG*	20	3,468

PNE AG	187	3,027

ProSiebenSat.1 Media SE	951	7,837

Puma SE	703	36,271

PVA TePla AG*	103	2,072

	Number of Shares	Value $

Rational AG	34	28,739

RENK Group AG*	188	5,404

Rheinmetall AG	276	158,062

RWE AG	3,982	150,532

SAF-Holland SE*	293	5,602

Salzgitter AG	172	4,236

SAP SE	6,582	1,185,254

Schott Pharma AG & Co. KGaA	238	7,566

Scout24 SE, 144A	442	33,188

Secunet Security Networks AG	16	2,476

SGL Carbon SE*	519	3,970

Siemens AG	4,795	917,049

Siemens Energy AG*	3,750	100,991

Siemens Healthineers AG, 144A	1,747	101,186

Siltronic AG	100	8,094

Sixt SE*	82	6,709

SMA Solar Technology AG	95	4,966

Stabilus SE	138	8,580

Steico SE	36	1,340

STRATEC SE	36	1,861

Stroeer SE & Co. KGaA	220	15,636

Suedzucker AG	355	5,423

SUESS MicroTec SE	124	7,346

Symrise AG	823	97,649

TAG Immobilien AG*	1,195	18,490

Takkt AG	167	2,127

Talanx AG	422	33,495

TeamViewer SE*, 144A	987	12,412

thyssenkrupp AG	2,957	14,522

Thyssenkrupp Nucera AG & Co. KGaA*, 144A	168	2,115

United Internet AG	580	13,732

Verbio SE	133	3,244

VIB Vermoegen AG*	203	2,269

Volkswagen AG	193	27,454

Vonovia SE	4,631	144,716

Vossloh AG	53	2,783

Wacker Chemie AG	114	12,605

Wacker Neuson SE	150	2,718

Wuestenrot & Wuerttembergische AG	99	1,474

Zalando SE*, 144A	1,439	37,864

(Cost $8,666,134)		9,298,892

Ireland – 1.4%

AerCap Holdings NV	1,311	121,543

AIB Group PLC	10,671	60,440

Bank of Ireland Group PLC	6,613	75,450

Cairn Homes PLC	4,563	8,298

Dalata Hotel Group PLC	1,051	4,801

Glanbia PLC	1,360	27,757

See Notes to Financial Statements.

86  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Glenveagh Properties PLC*, 144A	3,718	5,591

Irish Residential Properties REIT PLC REIT	2,785	2,901

Kerry Group PLC, Class A	997	84,164

Kingspan Group PLC	959	91,778

Smurfit Kappa Group PLC	1,646	79,834

Uniphar PLC	1,390	3,936

(Cost $473,769)		566,493

Italy – 8.0%

A2A SpA	9,649	20,196

ACEA SpA	269	5,076

AMCO - Asset Management Co SpA*(c), Class B	13	0

Amplifon SpA	744	27,326

Anima Holding SpA, 144A	1,393	7,409

Ariston Holding NV	277	1,401

Arnoldo Mondadori Editore SpA	475	1,211

Ascopiave SpA	252	611

Assicurazioni Generali SpA	6,393	163,707

Azimut Holding SpA	734	19,465

Banca Generali SpA	339	14,169

Banca IFIS SpA	137	3,000

Banca Monte dei Paschi di Siena SpA	5,832	31,260

Banca Popolare di Sondrio SpA	2,066	16,129

Banco BPM SpA	7,824	56,064

BFF Bank SpA, 144A	1,087	10,804

BPER Banca SPA	6,165	32,985

Brembo NV	833	9,632

Brunello Cucinelli SpA	224	22,470

Buzzi SpA	642	27,014

Carel Industries SpA, 144A	399	7,568

Cementir Holding NV	265	2,898

CIR SpA-Compagnie Industriali*	3,837	2,323

Credito Emiliano SpA	459	4,786

Danieli & C Officine Meccaniche SpA	65	2,606

Danieli & C Officine Meccaniche SpA-RSP	207	6,199

Davide Campari-Milano NV	3,987	39,688

De’ Longhi SpA	475	16,606

DiaSorin SpA	141	15,137

Digital Value SpA*	17	1,151

El.En. SpA	238	2,598

Enav SpA, 144A	1,494	6,121

Enel SpA	50,935	367,858

Eni SpA	13,412	210,956

ERG SpA	392	10,940

Ferrari NV	797	326,370

Ferretti SpA*	884	2,964

	Number of Shares	Value $

Fila SpA	116	1,173

Fincantieri SpA*(a)	2,480	1,585

FinecoBank Banca Fineco SpA	3,986	64,205

GVS SpA*, 144A	342	2,460

Hera SpA	4,890	17,987

Illimity Bank SpA	322	1,822

Industrie De Nora SpA	184	2,641

Infrastrutture Wireless Italiane SpA, 144A	2,213	24,132

Intercos SpA	306	5,313

Interpump Group SpA	439	20,511

Intesa Sanpaolo SpA	92,214	360,805

Iren SpA	4,448	9,117

Italgas SpA	2,714	14,453

Iveco Group NV	1,069	12,730

Juventus Football Club SpA*	712	1,490

Leonardo SpA*	2,579	65,957

Lottomatica Group SpA	509	6,097

LU-VE SpA	105	2,848

Maire SpA	1,278	10,490

MARR SpA	184	2,300

Mediobanca Banca di Credito Finanziario SpA	3,293	51,881

MFE-MediaForEurope NV, Class A	1,628	5,575

MFE-MediaForEurope NV, Class B	257	1,169

Moncler SpA	1,381	91,765

Nexi SpA*, 144A	4,125	27,258

OVS SpA, 144A	1,156	3,419

Pharmanutra SpA	19	1,015

Piaggio & C SpA	849	2,613

Pirelli & C SpA, 144A	2,001	13,192

Poste Italiane SpA, 144A	3,058	41,808

Prysmian SpA	1,652	107,586

RAI Way SpA, 144A	528	2,996

Recordati Industria Chimica e Farmaceutica SpA	614	32,245

Reply SpA	143	19,613

SAES Getters SpA	99	2,868

Safilo Group SpA*	1,934	2,455

Saipem SpA*	7,094	17,596

Salcef Group SpA	229	6,349

Salvatore Ferragamo SpA	488	4,946

Sanlorenzo SpA	67	3,075

Saras SpA	2,921	5,150

Seco SpA*	184	621

Sesa SpA	48	5,531

Snam SpA	12,693	59,897

SOL SpA	201	7,284

See Notes to Financial Statements.

DBX ETF Trust  |  87

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Tamburi Investment Partners SpA	569	5,810

Technogym SpA, 144A	823	8,309

Technoprobe SpA*	1,145	11,306

Telecom Italia SpA*	60,222	15,813

Terna - Rete Elettrica Nazionale	8,748	73,298

Tinexta SpA	150	3,018

UniCredit SpA	9,509	375,411

Unipol Gruppo SpA	2,404	24,663

Webuild SpA	3,567	8,136

Wiit SpA	32	625

Zignago Vetro SpA	184	2,408

(Cost $2,494,443)		3,171,518

Luxembourg – 0.6%

APERAM SA	274	7,831

ArcelorMittal SA	2,946	77,229

Aroundtown SA*(a)	5,643	13,183

Befesa SA, 144A	198	7,090

d’Amico International Shipping SA	284	2,132

Eurofins Scientific SE	872	52,380

Grand City Properties SA*	405	4,952

SES SA	2,288	13,033

Shurgard Self Storage Ltd. REIT	224	9,868

Tenaris SA	3,062	50,152

(Cost $274,745)		237,850

Netherlands – 15.1%

Aalberts NV	596	28,209

ABN AMRO Bank NV, 144A	2,685	45,594

Adyen NV*, 144A	138	177,408

Aegon Ltd.	8,550	55,144

Akzo Nobel NV	1,062	73,910

Alfen NV*, 144A	135	5,297

AMG Critical Materials NV	167	3,715

Arcadis NV	439	28,604

Argenx SE*	380	140,477

ASM International NV	294	204,227

ASML Holding NV	2,518	2,379,163

ASR Nederland NV	1,032	49,718

Basic-Fit NV*(a), 144A	291	7,104

BE Semiconductor Industries NV	478	70,018

Brunel International NV	133	1,585

Corbion NV	320	7,076

Eurocommercial Properties NV REIT	234	5,840

Euronext NV, 144A	537	52,644

EXOR NV	623	69,559

Fastned BV*	48	1,177

Ferrovial SE	3,266	128,497

Flow Traders Ltd.	167	3,584

	Number of Shares	Value $

Fugro NV	763	20,300

Heineken Holding NV	813	66,249

Heineken NV	1,801	179,550

IMCD NV	363	54,906

ING Groep NV	20,867	370,510

JDE Peet’s NV	764	16,762

Just Eat Takeaway.com NV*, 144A	1,120	14,595

Koninklijke Ahold Delhaize NV	6,030	186,733

Koninklijke KPN NV	24,691	92,268

Koninklijke Philips NV*	5,046	136,222

Koninklijke Vopak NV	407	16,667

NN Group NV	1,701	78,976

OCI NV	612	16,641

Pharming Group NV*	4,744	4,223

PostNL NV	2,570	3,698

Prosus NV*	8,905	322,530

QIAGEN NV*	1,383	59,080

Randstad NV	728	38,232

Redcare Pharmacy NV*, 144A	96	11,927

Royal BAM Group NV	1,742	7,277

SBM Offshore NV	847	13,004

Signify NV, 144A	761	20,577

Sligro Food Group NV	133	1,986

Stellantis NV	14,048	307,904

TKH Group NV	239	11,110

TomTom NV*	359	2,218

Universal Music Group NV	5,224	162,000

Van Lanschot Kempen NV	185	7,548

Vastned Retail NV REIT	82	2,189

Wereldhave NV REIT	201	3,058

Wolters Kluwer NV	1,563	247,691

(Cost $4,865,354)		6,015,181

Poland – 0.1%

InPost SA*

(Cost $12,263)	1,222	21,891

Portugal – 0.6%

Altri SGPS SA	325	1,776

Banco Comercial Portugues SA*, Class R	57,244	23,087

Corticeira Amorim SGPS SA	254	2,640

CTT-Correios de Portugal SA	648	3,080

EDP - Energias de Portugal SA	19,617	79,416

Galp Energia SGPS SA	2,883	60,421

Greenvolt-Energias Renovaveis SA*	350	3,154

Jeronimo Martins SGPS SA	1,814	40,507

Mota-Engil SGPS SA	477	2,075

Navigator Co. SA*	1,273	5,544

NOS SGPS SA	1,308	4,705

See Notes to Financial Statements.

88  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

REN - Redes Energeticas Nacionais SGPS SA	3,425	8,529

Semapa-Sociedade de Investimento e Gestao*	121	2,043

Sonae SGPS SA	3,323	3,418

(Cost $227,014)		240,395

Spain – 7.9%

Acciona SA	174	22,259

Acerinox SA	1,028	11,232

ACS Actividades de Construccion y Servicios SA	1,358	60,590

Aena SME SA, 144A	466	90,812

Almirall SA	574	6,088

Amadeus IT Group SA	2,840	201,348

Applus Services SA	699	9,648

Atresmedia Corp. de Medios de Comunicacion SA	427	2,451

Audax Renovables SA*	1,486	3,128

Banco Bilbao Vizcaya Argentaria SA	36,959	398,618

Banco de Sabadell SA	35,187	74,011

Banco Santander SA	99,397	521,405

Bankinter SA	4,464	39,331

CaixaBank SA	23,548	134,653

Cellnex Telecom SA*, 144A	3,093	112,529

Cia de Distribucion Integral Logista Holdings SA	405	11,637

CIE Automotive SA	287	8,735

Construcciones y Auxiliar de Ferrocarriles SA	99	3,679

Distribuidora Internacional de Alimentacion SA*	66,953	966

EDP Renovaveis SA	1,910	30,506

eDreams ODIGEO SA*	389	2,993

Enagas SA	1,467	22,492

Ence Energia y Celulosa SA*	546	1,998

Endesa SA	2,068	41,063

Faes Farma SA	1,817	7,502

Fluidra SA	593	14,374

Gestamp Automocion SA, 144A	1,555	4,859

Global Dominion Access SA, 144A	512	1,969

Grenergy Renovables SA*	112	3,743

Grifols SA*	1,764	17,854

Iberdrola SA	36,316	476,797

Indra Sistemas SA	766	17,537

Industria de Diseno Textil SA	6,825	322,582

Inmobiliaria Colonial Socimi SA REIT	1,656	11,176

Laboratorios Farmaceuticos Rovi SA	163	15,520

Lar Espana Real Estate Socimi SA REIT	461	3,521

	Number of Shares	Value $

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	3,394	4,265

Mapfre SA	5,238	12,561

Melia Hotels International SA*	546	4,695

Merlin Properties Socimi SA REIT	1,954	23,365

Neinor Homes SA*, 144A	86	1,088

Pharma Mar SA	83	3,368

Prosegur Cash SA, 144A	2,598	1,441

Prosegur Cia de Seguridad SA	1,325	2,556

Redeia Corp. SA	2,642	47,415

Repsol SA	7,560	123,209

Sacyr SA	2,532	9,478

Solaria Energia y Medio Ambiente SA*	461	5,897

Talgo SA, 144A	542	2,611

Tecnicas Reunidas SA*	417	5,733

Telefonica SA	28,894	134,341

Unicaja Banco SA, 144A	6,704	9,798

Vidrala SA	124	15,069

Viscofan SA	237	15,455

(Cost $2,697,127)		3,131,951

Switzerland – 0.8%

DSM-Firmenich AG	1,174	134,582

STMicroelectronics NV	4,251	174,608

(Cost $329,363)		309,190

United Kingdom – 0.3%

Allfunds Group PLC	1,954	11,597

Coca-Cola Europacific Partners PLC	1,324	97,592

(Cost $92,585)		109,189

TOTAL COMMON STOCKS

(Cost $34,730,999)		38,883,056

PREFERRED STOCKS – 1.3%

Germany – 1.3%

Bayerische Motoren Werke AG	350	33,572

Dr Ing hc F Porsche AG, 144A	715	58,884

Draegerwerk AG & Co. KGaA	70	3,820

FUCHS SE	422	20,349

Henkel AG & Co. KGaA	1,072	96,683

Jungheinrich AG	359	13,961

Porsche Automobil Holding SE	976	53,501

Sartorius AG	166	43,499

Schaeffler AG	618	3,973

Sixt SE*	132	8,450

STO SE & Co. KGaA	16	2,972

Volkswagen AG	1,303	162,589

(Cost $572,776)		502,253

See Notes to Financial Statements.

DBX ETF Trust  |  89

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

RIGHTS – 0.0%

France – 0.0%

Alstom SA*, expires 6/24/24

(Cost $0)	1,900	2,038

Spain – 0.0%

Almirall SA*, expires 6/17/24	574	193

Viscofan SA*, expires 6/25/24	237	414

(Cost $524)		607

TOTAL RIGHTS

(Cost $524)		2,645

WARRANTS – 0.0%

Italy – 0.0%

Webuild SpA*(c), expires 8/2/30

(Cost $0)	38	69

Spain – 0.0%

Abengoa SA*(c), expires 3/31/25

(Cost $43)	7,125	0

TOTAL WARRANTS

(Cost $43)		69

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS – 0.3%

iShares Currency Hedged MSCI Eurozone ETF	3,150	117,763

iShares MSCI Eurozone ETF	100	5,202

(Cost $98,508)		122,965

SECURITIES LENDING COLLATERAL – 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(d)(e), 5.24%

(Cost $27,401)	27,401	27,401

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”(d), 5.26%

(Cost $9,347)	9,347	9,347

TOTAL INVESTMENTS – 99.6%

(Cost $35,439,598)		39,547,736

Other assets and liabilities, net – 0.4%		149,121

NET ASSETS – 100.0%		39,696,857

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
COMMON STOCKS – 0.5%

Germany – 0.5%

Deutsche Bank AG (c)

100,569	68,818	(51,813)		(23,292)	101,723	5,952	—	11,864	196,005

SECURITIES LENDING COLLATERAL – 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (d)(e)

1,477,246	—	(1,449,845	) (f)	—	—	3,420	—	27,401	27,401

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.26% (d)

8,289	1,413,169	(1,412,111)		—	—	3,494	—	9,347	9,347

1,586,104	1,481,987	(2,913,769)		(23,292)	101,723	12,866	—	48,612	232,753

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $26,102, which is 0.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.

90  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

CVA:	Credit Valuation Adjustment

REIT:	Real Estate Investment Trust

RSP:	Risparmio (Convertible Savings Shares)

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

EURO STOXX 50 Futures	EUR	3	164,509	162,237	6/21/2024	(2,272)

At May 31, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/4/2024	EUR	35,787,330	USD	38,314,452	—	(523,683)

RBC Capital Markets	6/4/2024	EUR	93,000	USD	99,566	—	(1,362)

Bank of America	6/4/2024	USD	38,951,686	EUR	35,880,330	—	(12,623)

Bank of America	7/2/2024	EUR	417,000	USD	453,246	118	—

Bank of America	7/2/2024	EUR	35,880,330	USD	38,999,658	10,774	—

Total unrealized appreciation (depreciation)						10,892	(537,668)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  91

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$38,883,056	$—	$0	$38,883,056

Preferred Stocks	502,253	—	—	502,253

Rights (a)	2,645	—	—	2,645

Warrants (a)	—	—	69	69

Exchange-Traded Funds	122,965	—	—	122,965

Short-Term Investments (a)	36,748	—	—	36,748

Derivatives (b)

Forward Foreign Currency Contracts	—	10,892	—	10,892

TOTAL	$39,547,667	$10,892	$69	$39,558,628

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(537,668)	$—	$(537,668)

Futures Contracts	(2,272)	—	—	(2,272)

TOTAL	$(2,272)	$(537,668)	$—	$(539,940)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

92  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 97.6%

Communication Services – 6.6%

Capcom Co. Ltd.	36,200	667,536

Dentsu Group, Inc.(a)	21,336	564,112

KDDI Corp.	165,115	4,553,485

Konami Group Corp.	11,177	779,295

LY Corp.	283,828	673,001

Nexon Co. Ltd.	38,464	658,289

Nintendo Co. Ltd.	115,569	6,286,795

Nippon Telegraph & Telephone Corp.	3,336,800	3,273,889

SoftBank Corp.	317,700	3,813,046

SoftBank Group Corp.	114,471	6,581,546

Toho Co. Ltd.	12,998	410,193

(Cost $27,042,023)		28,261,187

Consumer Discretionary – 18.2%

Aisin Corp.	16,347	606,938

Asics Corp.	17,700	979,175

Bandai Namco Holdings, Inc.	66,921	1,217,867

Bridgestone Corp.	63,307	2,753,441

Denso Corp.	211,040	3,412,550

Fast Retailing Co. Ltd.	19,381	4,955,394

Honda Motor Co. Ltd.	500,035	5,626,248

Isuzu Motors Ltd.	64,898	865,362

Koito Manufacturing Co. Ltd.	22,144	312,380

Mazda Motor Corp.	60,204	634,522

McDonald’s Holdings Co. Japan Ltd.	9,619	393,898

Nissan Motor Co. Ltd.	267,347	949,268

Nitori Holdings Co. Ltd.	9,147	1,010,291

Oriental Land Co. Ltd.	120,625	3,364,906

Pan Pacific International Holdings Corp.	41,300	1,060,173

Panasonic Holdings Corp.	259,544	2,283,274

Rakuten Group, Inc.*	166,839	865,677

Sekisui Chemical Co. Ltd.	43,052	616,769

Sekisui House Ltd.	66,387	1,490,979

Shimano, Inc.	8,584	1,402,238

Sony Group Corp.	138,693	11,372,182

Subaru Corp.	67,108	1,493,517

Sumitomo Electric Industries Ltd.	79,813	1,291,350

Suzuki Motor Corp.	177,356	2,101,567

Toyota Motor Corp.	1,176,265	25,437,811

Yamaha Motor Co. Ltd.	99,280	967,454

Zensho Holdings Co. Ltd.	11,300	442,688

ZOZO, Inc.	16,134	377,330

(Cost $71,074,467)		78,285,249

	Number of Shares	Value $

Consumer Staples – 5.3%

Aeon Co. Ltd.	74,202	1,598,081

Ajinomoto Co., Inc.	52,201	1,860,469

Asahi Group Holdings Ltd.	53,614	1,957,193

Japan Tobacco, Inc.	132,589	3,753,449

Kao Corp.	51,784	2,268,071

Kikkoman Corp.	76,240	881,827

Kirin Holdings Co. Ltd.	86,789	1,200,306

Kobe Bussan Co. Ltd.	16,800	371,861

MatsukiyoCocokara & Co.	36,700	517,601

MEIJI Holdings Co. Ltd.	26,586	594,557

Nissin Foods Holdings Co. Ltd.	23,210	584,143

Seven & i Holdings Co. Ltd.	247,206	3,187,828

Shiseido Co. Ltd.	44,707	1,413,147

Suntory Beverage & Food Ltd.	15,434	564,404

Unicharm Corp.	44,974	1,444,464

Yakult Honsha Co. Ltd.	28,493	518,351

(Cost $24,080,319)		22,715,752

Energy – 0.9%

ENEOS Holdings, Inc.	321,037	1,654,331

Idemitsu Kosan Co. Ltd.	103,600	706,850

Inpex Corp.	103,444	1,594,103

(Cost $3,283,641)		3,955,284

Financials – 14.3%

Chiba Bank Ltd.	56,360	535,235

Concordia Financial Group Ltd.	115,138	691,494

Dai-ichi Life Holdings, Inc.	99,919	2,672,936

Daiwa Securities Group, Inc.	149,244	1,171,062

Japan Exchange Group, Inc.	55,215	1,294,137

Japan Post Bank Co. Ltd.	158,825	1,568,405

Japan Post Holdings Co. Ltd.	230,370	2,219,251

Japan Post Insurance Co. Ltd.	21,200	407,244

Mitsubishi HC Capital, Inc.	92,816	614,091

Mitsubishi UFJ Financial Group, Inc.	1,235,842	13,029,130

Mizuho Financial Group, Inc.	268,312	5,483,450

MS&AD Insurance Group Holdings, Inc.	142,567	2,974,358

Nomura Holdings, Inc.	339,477	2,051,778

ORIX Corp.	129,883	2,823,705

Resona Holdings, Inc.	236,776	1,632,055

SBI Holdings, Inc.	29,599	764,513

Shizuoka Financial Group, Inc.	48,782	503,283

Sompo Holdings, Inc.	97,325	2,057,709

Sumitomo Mitsui Financial Group, Inc.	138,772	9,079,985

Sumitomo Mitsui Trust Holdings, Inc.	72,824	1,686,948

T&D Holdings, Inc.	55,049	989,037

See Notes to Financial Statements.

DBX ETF Trust  |  93

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Tokio Marine Holdings, Inc.	208,413	7,194,698

(Cost $45,119,716)		61,444,504

Health Care – 7.5%

Astellas Pharma, Inc.	200,935	1,978,494

Chugai Pharmaceutical Co. Ltd.	74,535	2,265,932

Daiichi Sankyo Co. Ltd.	205,771	7,298,449

Eisai Co. Ltd.	28,212	1,211,431

Hoya Corp.	39,001	4,726,793

Kyowa Kirin Co. Ltd.	29,760	502,513

M3, Inc.	47,384	459,182

Olympus Corp.	127,576	2,006,545

Ono Pharmaceutical Co. Ltd.	43,483	629,026

Otsuka Holdings Co. Ltd.	46,400	1,910,111

Shionogi & Co. Ltd.	28,108	1,258,260

Sysmex Corp.	56,232	958,087

Takeda Pharmaceutical Co. Ltd.	175,923	4,668,087

Terumo Corp.	150,904	2,562,005

(Cost $33,616,393)		32,434,915

Industrials – 22.5%

AGC, Inc.	20,862	727,878

ANA Holdings, Inc.	17,818	338,991

Central Japan Railway Co.	85,860	1,916,857

Dai Nippon Printing Co. Ltd.	23,129	718,291

Daifuku Co. Ltd.	32,000	558,243

Daikin Industries Ltd.	29,548	4,311,060

East Japan Railway Co.	102,655	1,781,686

FANUC Corp.	106,445	2,977,468

Fuji Electric Co. Ltd.	14,094	837,583

Hankyu Hanshin Holdings, Inc.	25,840	677,445

Hikari Tsushin, Inc.	1,952	319,489

Hitachi Construction Machinery Co. Ltd.	11,920	322,131

Hitachi Ltd.	103,142	10,588,673

Hoshizaki Corp.	12,108	433,460

ITOCHU Corp.	131,079	6,176,170

Japan Airlines Co. Ltd.	16,854	283,731

Kajima Corp.	45,276	765,372

Kawasaki Kisen Kaisha Ltd.	41,200	610,802

Keisei Electric Railway Co. Ltd.	14,184	509,042

Kintetsu Group Holdings Co. Ltd.	19,610	416,353

Komatsu Ltd.	102,337	2,991,404

Kubota Corp.	111,163	1,569,917

Makita Corp.	24,903	733,638

Marubeni Corp.	158,487	3,083,777

MINEBEA MITSUMI, Inc.	40,331	843,216

Mitsubishi Corp.	371,873	7,810,362

Mitsubishi Electric Corp.	215,526	3,741,366

Mitsubishi Heavy Industries Ltd.	354,520	3,083,861

Mitsui & Co. Ltd.	143,371	7,265,869

	Number of Shares	Value $

Mitsui OSK Lines Ltd.	38,300	1,262,501

MonotaRO Co. Ltd.	29,800	314,173

Nidec Corp.	46,590	2,323,501

NIPPON EXPRESS HOLDINGS, Inc.	8,339	410,786

Nippon Yusen KK	51,236	1,624,083

Obayashi Corp.	71,908	836,522

Recruit Holdings Co. Ltd.	163,891	8,282,871

Secom Co. Ltd.	23,872	1,483,338

SG Holdings Co. Ltd.	37,400	377,650

SMC Corp.	6,315	3,164,628

Sumitomo Corp.	116,273	3,017,265

Taisei Corp.	19,052	722,877

Tokyu Corp.	56,622	660,677

TOPPAN Holdings, Inc.	25,539	660,946

TOTO Ltd.	15,538	387,400

Toyota Industries Corp.	16,099	1,515,056

Toyota Tsusho Corp.	23,631	1,433,352

West Japan Railway Co.	49,158	980,878

Yamato Holdings Co. Ltd.	26,517	303,842

Yaskawa Electric Corp.	26,682	1,015,770

(Cost $78,466,464)		97,172,251

Information Technology – 14.6%

Advantest Corp.	85,800	2,898,645

Brother Industries Ltd.	24,622	472,353

Canon, Inc.	110,697	3,204,100

Disco Corp.	10,200	3,988,160

FUJIFILM Holdings Corp.	123,871	2,819,027

Fujitsu Ltd.	196,754	2,838,117

Hamamatsu Photonics KK	14,488	425,893

Ibiden Co. Ltd.	11,500	463,100

Keyence Corp.	21,656	9,734,287

Kyocera Corp.	140,432	1,594,834

Lasertec Corp.	8,804	2,266,709

Murata Manufacturing Co. Ltd.	190,435	3,592,188

NEC Corp.	27,593	2,039,669

Nomura Research Institute Ltd.	41,322	1,104,618

NTT Data Group Corp.	70,540	1,080,314

Obic Co. Ltd.	7,167	928,089

Omron Corp.	19,617	640,906

Oracle Corp.	4,372	309,416

Otsuka Corp.	25,120	476,156

Renesas Electronics Corp.	166,424	3,106,990

Ricoh Co. Ltd.	60,434	539,339

Rohm Co. Ltd.	36,448	470,013

SCREEN Holdings Co. Ltd.	8,900	849,169

SCSK Corp.	17,700	335,058

Seiko Epson Corp.	32,824	527,430

Shimadzu Corp.	26,336	681,238

See Notes to Financial Statements.

94  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

SUMCO Corp.	39,800	596,753

TDK Corp.	43,984	2,195,774

TIS, Inc.	24,300	443,384

Tokyo Electron Ltd.	52,342	11,192,964

Trend Micro, Inc.	14,859	668,757

Yokogawa Electric Corp.	25,379	651,319

(Cost $52,927,552)		63,134,769

Materials – 4.0%

Asahi Kasei Corp.	133,584	870,655

JFE Holdings, Inc.	64,619	977,102

Mitsubishi Chemical Group Corp.	147,896	781,211

Mitsui Chemicals, Inc.	19,681	594,566

Nippon Paint Holdings Co. Ltd.	105,615	709,853

Nippon Sanso Holdings Corp.	19,680	580,020

Nippon Steel Corp.	96,337	2,102,366

Nissan Chemical Corp.	14,602	404,732

Nitto Denko Corp.	16,318	1,244,615

Shin-Etsu Chemical Co. Ltd.	200,360	7,459,434

Sumitomo Metal Mining Co. Ltd.	27,459	893,096

Toray Industries, Inc.	154,996	774,463

(Cost $16,683,772)		17,392,113

Real Estate – 2.5%

Daito Trust Construction Co. Ltd.	6,851	723,153

Daiwa House Industry Co. Ltd.	61,917	1,643,745

Hulic Co. Ltd.	44,310	409,106

Japan Real Estate Investment Corp. REIT	142	467,720

Mitsubishi Estate Co. Ltd.	125,224	2,101,731

Mitsui Fudosan Co. Ltd.	298,946	2,738,255

Nippon Building Fund, Inc. REIT	170	634,534

Nippon Prologis REIT, Inc.(a) REIT	253	416,988

Nomura Real Estate Holdings, Inc.	11,328	290,934

Nomura Real Estate Master Fund, Inc. REIT	462	433,901

Sumitomo Realty & Development Co. Ltd.	31,950	996,095

(Cost $11,081,310)		10,856,162

Utilities – 1.2%

Chubu Electric Power Co., Inc.	71,649	987,045

Kansai Electric Power Co., Inc.	78,338	1,413,187

Osaka Gas Co. Ltd.	41,789	949,164

Tokyo Electric Power Co. Holdings, Inc.*	169,751	1,014,199

Tokyo Gas Co. Ltd.	41,565	931,655

(Cost $4,465,465)		5,295,250

TOTAL COMMON STOCKS

(Cost $367,841,122)		420,947,436

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS – 0.2%

iShares Currency Hedged MSCI Japan ETF

(Cost $1,040,885)	25,000	1,066,000

SECURITIES LENDING COLLATERAL – 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(b)(c), 5.24%

(Cost $849,800)	849,800	849,800

CASH EQUIVALENTS – 1.1%

DWS ESG Liquidity Fund “Capital Shares”(b), 5.37%	129,108	129,095

DWS Government Money Market Series “Institutional Shares”(b), 5.26%	4,531,945	4,531,945

TOTAL CASH EQUIVALENTS

(Cost $4,661,051)		4,661,040

TOTAL INVESTMENTS – 99.1%

(Cost $374,392,858)		427,524,276

Other assets and liabilities, net – 0.9%		3,697,416

NET ASSETS – 100.0%		431,221,692

See Notes to Financial Statements.

DBX ETF Trust  |  95

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2024

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
SECURITIES LENDING COLLATERAL – 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (b)(c)

3,785,348	—	(2,935,548	) (d)	—	—	25,118	—	849,800	849,800

CASH EQUIVALENTS – 1.1%

DWS ESG Liquidity Fund “Capital Shares”, 5.37% (b)

122,244	7,361	(534)		—	24	6,863	—	129,108	129,095

DWS Government Money Market Series “Institutional Shares”, 5.26% (b)

4,433,180	36,339,221	(36,240,456)		—	—	186,387	—	4,531,945	4,531,945

8,340,772	36,346,582	(39,176,538)		—	24	218,368	—	5,510,853	5,510,840

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $808,991, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

REIT:	Real Estate Investment Trust

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

MSCI Japan Index Futures	USD	45	3,915,600	3,836,250	6/21/2024	(79,350)

Nikkei 225 Futures	JPY	2	508,147	489,492	6/13/2024	(18,655)

TOPIX Index Futures	JPY	23	3,944,237	4,054,049	6/13/2024	109,812

Total net unrealized appreciation						11,807

At May 31, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	6/4/2024	JPY	63,173,264,100	USD	403,441,330	1,488,676	—

Goldman Sachs & Co.	6/4/2024	JPY	258,500,000	USD	1,650,885	6,126	—

Goldman Sachs & Co.	6/4/2024	JPY	1,142,914,700	USD	7,282,620	10,594	—

Goldman Sachs & Co.	6/4/2024	JPY	571,457,300	USD	3,645,316	9,304	—

JP Morgan & Chase Co.	6/4/2024	USD	414,560,668	JPY	65,146,136,100	—	(55,217)

JP Morgan & Chase Co.	7/2/2024	JPY	65,146,136,100	USD	416,328,032	—	(3,986)

JP Morgan & Chase Co.	7/2/2024	JPY	1,023,360,000	USD	6,539,865	—	(163)

Total unrealized appreciation (depreciation)						1,514,700	(59,366)

See Notes to Financial Statements.

96  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2024

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$420,947,436	$—	$—	$420,947,436

Exchange-Traded Funds	1,066,000	—	—	1,066,000

Short-Term Investments (a)	5,510,840	—	—	5,510,840

Derivatives (b)

Forward Foreign Currency Contracts	—	1,514,700	—	1,514,700

Futures Contracts	109,812	—	—	109,812

TOTAL	$427,634,088	$1,514,700	$—	$429,148,788

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(59,366)	$—	$(59,366)

Futures Contracts	(98,005)	—	—	(98,005)

TOTAL	$(98,005)	$(59,366)	$—	$(157,371)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  97

Statements of Assets and Liabilities

May 31, 2024

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Assets
Investment in non-affiliated securities at value	$150,466,186	$5,776,381,288	$72,829,043	$544,933,555
Investment in affiliated securities at value	179,649	11,115,151	—	1,534,518
Investment in DWS ESG Liquidity Fund	—	12,467,188	—	701,999
Investment in DWS Government Money Market Series*	3,344,936	131,771,708	1,063,663	7,222,795
Investment in DWS Government & Agency Securities Portfolio**	409,881	49,090,266	13,930	2,725,326
Cash	19	—	30	—
Foreign currency at value	720,791	32,845,208	1,105,189	4,280,918
Receivable for return of collateral pledged for forward foreign currency contracts	10,000	—	280,000	—
Unrealized appreciation on forward foreign currency contracts	224,620	7,639,363	230,179	240,660
Deposit with broker for futures contracts	125,993	10,999,801	40,618	769,525
Receivables:
Investment securities sold	2,070,903	64,046,395	18,351,966	6,433,266
Capital shares	—	16,675,350	11,559	—
Variation margin on futures contracts	43,995	2,451,167	—	293,504
Dividends	461,478	21,564,232	152,533	1,245,286
Interest	14,328	574,951	1,961	32,122
Affiliated securities lending income	318	145,172	49	20,307
Foreign tax reclaim	217,219	10,773,592	939	2,015,880
Total assets	$158,290,316	$6,148,540,832	$94,081,659	$572,449,661

Liabilities
Payable upon return of securities loaned	$409,881	$49,090,266	$13,930	$2,725,326
Payable upon return of deposit for forward foreign currency contracts	—	—	304	—
Unrealized depreciation on forward foreign currency contracts	1,573,671	73,500,652	494,051	8,834,581
Payables:
Investment securities purchased	2,030,268	40,517,756	994,352	3,239,274
Capital shares	—	2,233	19,166,949	—
Investment advisory fees	51,905	1,729,638	51,721	209,181
Variation margin on futures contracts	—	—	28,596	—
Deferred foreign tax	305,409	—	689,483	—
IRS closing agreement fee	—	—	—	180,000
Accrued other expenses	—	—	—	20,000
Total liabilities	4,371,134	164,840,545	21,439,386	15,208,362
Net Assets, at value	$153,919,182	$5,983,700,287	$72,642,273	$557,241,299

Net Assets Consist of
Paid-in capital	$135,613,524	$5,210,557,561	$77,922,425	$618,101,914
Distributable earnings (loss)	18,305,658	773,142,726	(5,280,152)	(60,860,615)
Net Assets, at value	$153,919,182	$5,983,700,287	$72,642,273	$557,241,299
Number of Common Shares outstanding	4,600,001	143,550,001	3,000,001	13,250,001
Net Asset Value	$33.46	$41.68	$24.21	$42.06

Investment in non-affiliated securities at cost	$120,469,007	$4,607,623,112	$56,672,878	$524,212,285
Investment in affiliated securities at cost	$126,611	$13,143,475	$—	$2,165,086
Value of securities loaned	$389,227	$46,410,456	$12,417	$2,598,829
Investment in DWS ESG Liquidity Fund at cost	$—	$12,468,435	$—	$702,069
Investment in DWS Government Money Market Series at cost*	$3,344,936	$131,771,708	$1,063,663	$7,222,795
Investment in DWS Government & Agency Securities Portfolio at cost**	$409,881	$49,090,266	$13,930	$2,725,326
Foreign currency at cost	$717,406	$32,721,263	$1,106,582	$4,256,158

* Includes collateral held for forward foreign currency contracts	$—	$—	$304	$—

** Represents collateral on securities loaned.

See Notes to Financial Statements.

98  |  DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2024

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Assets
Investment in non-affiliated securities at value	$39,314,983	$422,013,436
Investment in affiliated securities at value	196,005	—
Investment in DWS ESG Liquidity Fund	—	129,095
Investment in DWS Government Money Market Series	9,347	4,531,945
Investment in DWS Government & Agency Securities Portfolio*	27,401	849,800
Foreign currency at value	459,201	819,419
Unrealized appreciation on forward foreign currency contracts	10,892	1,514,700
Deposit with broker for futures contracts	26,454	452,526
Receivables:
Investment securities sold	395,265	5,969,400
Variation margin on futures contracts	9,013	93,449
Dividends	55,223	2,711,278
Interest	185	19,649
Affiliated securities lending income	346	189
Foreign tax reclaim	52,188	—
Total assets	$40,556,503	$439,104,886

Liabilities
Payable upon return of securities loaned	$27,401	$849,800
Unrealized depreciation on forward foreign currency contracts	537,668	59,366
Payables:
Investment securities purchased	279,477	6,814,053
Investment advisory fees	15,100	159,975
Total liabilities	859,646	7,883,194
Net Assets, at value	$39,696,857	$431,221,692

Net Assets Consist of
Paid-in capital	$36,114,830	$461,286,899
Distributable earnings (loss)	3,582,027	(30,065,207)
Net Assets, at value	$39,696,857	$431,221,692
Number of Common Shares outstanding	850,001	5,700,001
Net Asset Value	$46.70	$75.65

Investment in non-affiliated securities at cost	$35,226,104	$368,882,007
Investment in affiliated securities at cost	$176,746	$—
Value of securities loaned	$26,102	$808,991
Investment in DWS ESG Liquidity Fund at cost	$—	$129,106
Investment in DWS Government Money Market Series at cost	$9,347	$4,531,945
Investment in DWS Government & Agency Securities Portfolio at cost*	$27,401	$849,800
Foreign currency at cost	$456,856	$829,598

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  99

Statements of Operations

For the Year Ended May 31, 2024

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Investment Income
Unaffiliated dividend income*	$4,053,325	$148,572,762	$2,741,795	$16,340,770
Affiliated dividend income	5,320	326,860	—	46,671
Income distributions from affiliated funds	156,150	3,608,684	72,016	349,202
Affiliated securities lending income	3,630	525,045	2,506	65,114
Affiliated other income (see note 6)	1,166	—	1,807	—
Unaffiliated securities lending income, net of borrower rebates	—	—	51	—
Total investment income	4,219,591	153,033,351	2,818,175	16,801,757

Expenses
Investment advisory fees	556,497	16,456,931	618,457	2,350,132
Interest expense (see note 2):	1,219	6,169	15,704	7,596
Other expenses	650	13,904	173	121
Total expenses	558,366	16,477,004	634,334	2,357,849
Less fees waived (see note 3):
Waiver	(3,191)	(68,772)	(1,497)	(6,861)
Net expenses	555,175	16,408,232	632,837	2,350,988
Net investment income (loss)	3,664,416	136,625,119	2,185,338	14,450,769

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(3,097,179)	(96,109,596)	(152,961)	(14,119,189)
Investments in affiliates	(8,679)	(985,221)	—	(203,580)
In-kind redemptions	—	—	1,744,845	34,646,475
In-kind redemptions in affiliates	—	—	—	77,083
Futures contracts	532,658	13,780,060	209,251	1,304,873
Foreign currency transactions	(44,600)	(1,922,629)	(40,544)	(135,519)
Forward foreign currency contracts	8,439,994	366,846,836	2,612,108	24,534,521
Net realized gain (loss)	5,822,194	281,609,450	4,372,699	46,104,664
Net change in unrealized appreciation (depreciation) on:
Investments***	20,033,729	757,425,939	6,087,152	61,392,669
Investments in affiliates	77,367	4,712,221	—	769,178
Futures contracts	49,424	2,862,516	10,519	304,757
Foreign currency translations	17,888	509,536	4,997	92,111
Forward foreign currency contracts	(3,846,194)	(169,733,379)	(708,566)	(21,890,842)
Net change in unrealized appreciation (depreciation)	16,332,214	595,776,833	5,394,102	40,667,873
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	22,154,408	877,386,283	9,766,801	86,772,537
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,818,824	$1,014,011,402	$11,952,139	$101,223,306

* Unaffiliated foreign tax withheld	$463,827	$13,008,603	$322,302	$1,754,203
** Including foreign taxes	$8,427	$—	$171,461	$—
*** Net of change in deferred foreign taxes	$(201,872)	$—	$(353,222)	$—

See Notes to Financial Statements.

100  |  DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2024

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Investment Income
Unaffiliated dividend income*	$1,092,903	$6,646,064
Affiliated dividend income	5,952	—
Income distributions from affiliated funds	3,494	193,250
Affiliated securities lending income	3,420	25,118
Total investment income	1,105,769	6,864,432

Expenses
Investment advisory fees	170,827	1,462,419
Interest expense (see note 2):	—	6,164
Other expenses	58	2,150
Total expenses	170,885	1,470,733
Less fees waived (see note 3):
Waiver	(74)	(3,930)
Net expenses	170,811	1,466,803
Net investment income (loss)	934,958	5,397,629

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(611,755)	(8,046,843)
Investments in affiliates	(26,966)	—
In-kind redemptions	2,395,443	11,820,102
In-kind redemptions in affiliates	3,674	—
Futures contracts	19,168	1,652,778
Foreign currency transactions	1,035	(368,434)
Forward foreign currency contracts	1,678,858	63,430,996
Net realized gain (loss)	3,459,457	68,488,599
Net change in unrealized appreciation (depreciation) on:
Investments	4,026,352	41,867,699
Investments in affiliates	101,723	24
Futures contracts	1,005	(507,021)
Foreign currency translations	1,863	(5,462)
Forward foreign currency contracts	(1,459,364)	(5,456,085)
Net change in unrealized appreciation (depreciation)	2,671,579	35,899,155
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6,131,036	104,387,754
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,065,994	$109,785,383

* Unaffiliated foreign tax withheld	$189,360	$733,371

See Notes to Financial Statements.

DBX ETF Trust  |  101

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US		Xtrackers MSCI EAFE Hedged
	Hedged Equity ETF		Equity ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,664,416	$3,735,993	$136,625,119	$119,462,913
Net realized gain (loss)	5,822,194	(2,975,862)	281,609,450	(180,163,713)
Net change in net unrealized appreciation (depreciation)	16,332,214	4,148,408	595,776,833	422,034,968
Net increase (decrease) in net assets resulting from operations	25,818,824	4,908,539	1,014,011,402	361,334,168
Distributions to Shareholders	(4,798,675)	(16,652,096)	(191,362,884)	(581,458,458)
Fund Shares Transactions
Proceeds from shares sold	—	—	1,111,866,112	182,710,242
Value of shares redeemed	—	(11,041,632)	—	(154,044,627)
Net increase (decrease) in net assets resulting from fund share transactions	—	(11,041,632)	1,111,866,112	28,665,615
Total net increase (decrease) in Net Assets	21,020,149	(22,785,189)	1,934,514,630	(191,458,675)
Net Assets
Beginning of year	132,899,033	155,684,222	4,049,185,657	4,240,644,332
End of year	$153,919,182	$132,899,033	$5,983,700,287	$4,049,185,657

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,600,001	4,950,001	114,150,001	113,350,800
Shares sold	—	—	29,400,000	5,200,000
Shares redeemed	—	(350,000)	—	(4,400,799)
Shares outstanding, end of year	4,600,001	4,600,001	143,550,001	114,150,001

See Notes to Financial Statements.

102  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging		Xtrackers MSCI Europe Hedged
	Markets Hedged Equity ETF		Equity ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,185,338	$2,113,847	$14,450,769	$15,199,340
Net realized gain (loss)	4,372,699	(475,922)	46,104,664	3,849,863
Net change in net unrealized appreciation (depreciation)	5,394,102	(6,483,269)	40,667,873	16,042,211
Net increase (decrease) in net assets resulting from operations	11,952,139	(4,845,344)	101,223,306	35,091,414
Distributions to Shareholders	(2,456,982)	(2,355,448)	(17,261,146)	(9,814,152)
Fund Shares Transactions
Proceeds from shares sold	6,775,025	5,375,253	157,074,836	102,071,418
Value of shares redeemed	(32,417,391)	(6,843,163)	(142,479,345)	(195,260,931)
Net increase (decrease) in net assets resulting from fund share transactions	(25,642,366)	(1,467,910)	14,595,491	(93,189,513)
Total net increase (decrease) in Net Assets	(16,147,209)	(8,668,702)	98,557,651	(67,912,251)
Net Assets
Beginning of year	88,789,482	97,458,184	458,683,648	526,595,899
End of year	$72,642,273	$88,789,482	$557,241,299	$458,683,648

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,050,001	4,100,800	12,550,001	15,350,001
Shares sold	300,000	250,000	4,250,000	2,800,000
Shares redeemed	(1,350,000)	(300,799)	(3,550,000)	(5,600,000)
Shares outstanding, end of year	3,000,001	4,050,001	13,250,001	12,550,001

See Notes to Financial Statements.

DBX ETF Trust  |  103

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Eurozone Hedged		Xtrackers MSCI Japan Hedged
	Equity ETF		Equity ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$934,958	$574,043	$5,397,629	$4,467,020
Net realized gain (loss)	3,459,457	(730,905)	68,488,599	5,284,765
Net change in net unrealized appreciation (depreciation)	2,671,579	1,256,623	35,899,155	29,562,507
Net increase (decrease) in net assets resulting from operations	7,065,994	1,099,761	109,785,383	39,314,292
Distributions to Shareholders	(693,739)	(206,409)	(16,910,387)	(1,555,170)
Fund Shares Transactions
Proceeds from shares sold	13,945,201	15,755,852	94,852,083	89,775,794
Value of shares redeemed	(8,185,401)	(1,771,612)	(47,515,291)	(27,037,043)
Net increase (decrease) in net assets resulting from fund share transactions	5,759,800	13,984,240	47,336,792	62,738,751
Total net increase (decrease) in Net Assets	12,132,055	14,877,592	140,211,788	100,497,873
Net Assets
Beginning of year	27,564,802	12,687,210	291,009,904	190,512,031
End of year	$39,696,857	$27,564,802	$431,221,692	$291,009,904

Changes in Shares Outstanding
Shares outstanding, beginning of year	700,001	350,001	5,100,001	3,900,800
Shares sold	350,000	400,000	1,400,000	1,750,000
Shares redeemed	(200,000)	(50,000)	(800,000)	(550,799)
Shares outstanding, end of year	850,001	700,001	5,700,001	5,100,001

See Notes to Financial Statements.

104  |  DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$28.89	$31.45	$33.37	$25.63	$26.61
Income (loss) from investment operations:
Net investment income (loss)(a)	0.80	0.81	0.88	0.64	0.62
Net realized and unrealized gain (loss)	4.81	0.25	(2.11)	7.73	(0.76)
Total from investment operations	5.61	1.06	(1.23)	8.37	(0.14)
Less distributions from:
Net investment income	(1.04)	(0.62)	(0.69)	(0.63)	(0.84)
Net realized gains	–	(3.00)	–	–	–
Total from distributions	(1.04)	(3.62)	(0.69)	(0.63)	(0.84)
Net Asset Value, end of year	$33.46	$28.89	$31.45	$33.37	$25.63
Total Return (%)(b)	20.06	4.02	(3.79)	33.10	(0.78)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	154	133	156	125	99
Ratio of expenses before fee waiver (%)	0.40	0.41	0.40	0.40	0.41
Ratio of expenses after fee waiver (%)	0.40	0.41	0.40	0.40	0.41
Ratio of net investment income (loss) (%)	2.63	2.77	2.69	2.15	2.29
Portfolio turnover rate (%)(c)	9	14	6	14	10

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  105

Financial Highlights (Continued)

Xtrackers MSCI EAFE Hedged Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$35.47	$37.41	$37.54	$29.75	$30.87
Income (loss) from investment operations:
Net investment income (loss)(a)	1.08	1.05 (b)	1.13	0.78	0.66
Net realized and unrealized gain (loss)	6.78	2.12	(0.37)	7.82	(0.76)
Total from investment operations	7.86	3.17	0.76	8.60	(0.10)
Less distributions from:
Net investment income	(1.65)	(0.64)	(0.89)	(0.81)	(1.02)
Net realized gains	–	(4.47)	–	–	–
Total from distributions	(1.65)	(5.11)	(0.89)	(0.81)	(1.02)
Net Asset Value, end of year	$41.68	$35.47	$37.41	$37.54	$29.75
Total Return (%)(c)	23.12	9.62	2.01	29.41	(0.56)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	5,984	4,049	4,241	3,955	3,831
Ratio of expenses before fee waiver (%)	0.35	0.36	0.35	0.35	0.36
Ratio of expenses after fee waiver (%)	0.35	0.36	0.35	0.35	0.36
Ratio of net investment income (loss) (%)	2.91	2.99 (b)	2.97	2.35	2.10
Portfolio turnover rate (%)(d)	11	19	4	8	9

(a)	Based on average shares outstanding during the period.

(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.05 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.85%.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

106  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$21.92	$23.77	$29.36	$21.03	$21.81
Income (loss) from investment operations:
Net investment income (loss)(a)	0.52	0.52	0.53	0.39	0.58
Net realized and unrealized gain (loss)	2.36	(1.80)	(5.65)	8.42	(0.74)
Total from investment operations	2.88	(1.28)	(5.12)	8.81	(0.16)
Less distributions from:
Net investment income	(0.59)	(0.57)	(0.47)	(0.48)	(0.62)
Total from distributions	(0.59)	(0.57)	(0.47)	(0.48)	(0.62)
Net Asset Value, end of year	$24.21	$21.92	$23.77	$29.36	$21.03
Total Return (%)(b)	13.39	(5.40)	(17.67)	42.20	(1.01)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	73	89	97	117	89
Ratio of expenses before fee waiver (%)	0.67	0.66	0.65	0.65	0.66
Ratio of expenses after fee waiver (%)	0.67	0.66	0.65	0.65	0.66
Ratio of net investment income (loss) (%)	2.30	2.33	2.00	1.48	2.62
Portfolio turnover rate (%)(c)	17	16	14	13	20

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  107

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF

	Years Ended May 31,

	2024	2023		2022		2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$36.55	$34.31		$34.02		$26.91	$28.31
Income (loss) from investment operations:
Net investment income (loss)(a)	1.04	1.04	(b)	0.97		0.77	0.52
Net realized and unrealized gain (loss)	5.85	1.85		(0.00	)(c)	7.07	(1.06)
Total from investment operations	6.89	2.89		0.97		7.84	(0.54)
Less distributions from:
Net investment income	(1.38)	(0.65)		(0.68)		(0.73)	(0.86)
Total from distributions	(1.38)	(0.65)		(0.68)		(0.73)	(0.86)
Net Asset Value, end of year	$42.06	$36.55		$34.31		$34.02	$26.91
Total Return (%)(d)	19.47	8.77		2.85		29.68	(2.16)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	557	459		527		563	487
Ratio of expenses before fee waiver (%)	0.45	0.48		0.45		0.45	0.46
Ratio of expenses after fee waiver (%)	0.45	0.48		0.45		0.45	0.46
Ratio of net investment income (loss) (%)	2.77	3.06	(b)	2.77		2.58	1.79
Portfolio turnover rate (%)(e)	12	13		5		9	13

(a)	Based on average shares outstanding during the period.

(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.13 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.70%.

(c)	Less than 0.005.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

108  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Eurozone Hedged Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$39.38	$36.25	$37.92	$28.10	$29.80
Income (loss) from investment operations:
Net investment income (loss)(a)	1.02	1.35	0.88	0.76	0.40
Net realized and unrealized gain (loss)	7.07	2.37	(1.90)	9.71	(1.15)
Total from investment operations	8.09	3.72	(1.02)	10.47	(0.75)
Less distributions from:
Net investment income	(0.77)	(0.59)	(0.65)	(0.65)	(0.95)
Total from distributions	(0.77)	(0.59)	(0.65)	(0.65)	(0.95)
Net Asset Value, end of year	$46.70	$39.38	$36.25	$37.92	$28.10
Total Return (%)(b)	20.95	10.57	(2.77)	37.79	(2.80)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	40	28	13	15	21
Ratio of expenses before fee waiver (%)	0.45	0.45	0.45	0.45	0.47
Ratio of expenses after fee waiver (%)	0.45	0.45	0.45	0.45	0.46
Ratio of net investment income (loss) (%)	2.46	3.65	2.32	2.37	1.31
Portfolio turnover rate (%)(c)	14	14	7	10	11

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  109

Financial Highlights (Continued)

Xtrackers MSCI Japan Hedged Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$57.06	$48.84	$49.08	$39.80	$37.95
Income (loss) from investment operations:
Net investment income (loss)(a)	1.08	1.00	0.79	0.62	0.67
Net realized and unrealized gain (loss)	20.74	7.61	0.13	9.82	2.27
Total from investment operations	21.82	8.61	0.92	10.44	2.94
Less distributions from:
Net investment income	(3.23)	(0.39)	(1.16)	(1.16)	(1.09)
Total from distributions	(3.23)	(0.39)	(1.16)	(1.16)	(1.09)
Net Asset Value, end of year	$75.65	$57.06	$48.84	$49.08	$39.80
Total Return (%)(b)	40.04	17.78	1.87	26.96	7.88

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	431	291	191	199	221
Ratio of expenses before fee waiver (%)	0.45	0.47	0.45	0.45	0.46
Ratio of expenses after fee waiver (%)	0.45	0.46	0.45	0.45	0.46
Ratio of net investment income (loss) (%)	1.66	1.98	1.61	1.41	1.69
Portfolio turnover rate (%)(c)	15	18	6	12	12

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

110  |  DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2024, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI EAFE Hedged Equity ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI EAFE Hedged Equity ETF which lots consist of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index

Xtrackers MSCI EAFE Hedged Equity ETF	MSCI EAFE US Dollar Hedged Index

Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index

Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index

Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index

Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EAFE US Dollar Hedged Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the

Underlying Index.

The MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

DBX ETF Trust  |  111

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance

112  |  DBX ETF Trust

with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2024, the Funds did not incur any interest or penalties.

DBX ETF Trust  |  113

As of May 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Unditributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers MSCI All World ex US Hedged Equity ETF	$1,080,089	$(9,591,190)	$26,816,759	$18,305,658

Xtrackers MSCI EAFE Hedged Equity ETF	31,327,439	(269,629,158)	1,011,444,445	773,142,726

Xtrackers MSCI Emerging Markets Hedged Equity ETF	855,761	(17,252,812)	11,116,899	(5,280,152)

Xtrackers MSCI Europe Hedged Equity ETF	—	(71,275,898)	10,415,283	(60,860,615)

Xtrackers MSCI Eurozone Hedged Equity ETF	—	(75,739)	3,657,766	3,582,027

Xtrackers MSCI Japan Hedged Equity ETF	12,136,578	(78,318,039)	36,116,254	(30,065,207)

The tax character of dividends and distributions declared for the years ended May 31, 2024 and May 31, 2023 were as follows:

Year Ended May 31, 2024
Ordinary Income*

Xtrackers MSCI All World ex US Hedged Equity ETF	$4,798,675

Xtrackers MSCI EAFE Hedged Equity ETF	191,362,884

Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,456,982

Xtrackers MSCI Europe Hedged Equity ETF	17,261,146

Xtrackers MSCI Eurozone Hedged Equity ETF	693,739

Xtrackers MSCI Japan Hedged Equity ETF	16,910,387

	Year Ended May 31, 2023
	Ordinary Income*	Long Term Capital Gains

Xtrackers MSCI All World ex US Hedged Equity ETF	$10,910,436	$5,741,660

Xtrackers MSCI EAFE Hedged Equity ETF	332,800,883	248,657,575

Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,355,448	—

Xtrackers MSCI Europe Hedged Equity ETF	9,814,152	—

Xtrackers MSCI Eurozone Hedged Equity ETF	206,409	—

Xtrackers MSCI Japan Hedged Equity ETF	1,555,170	—

*   For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers MSCI All World ex US Hedged Equity ETF	$773,898	$8,817,292	$9,591,190

Xtrackers MSCI EAFE Hedged Equity ETF	16,491,571	253,137,587	269,629,158

Xtrackers MSCI Emerging Markets Hedged Equity ETF	6,772,502	10,480,310	17,252,812

Xtrackers MSCI Europe Hedged Equity ETF	—	65,218,460	65,218,460

Xtrackers MSCI Eurozone Hedged Equity ETF	—	75,739	75,739

Xtrackers MSCI Japan Hedged Equity ETF	29,393,958	48,924,081	78,318,039

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2024, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Late Year Ordinary Losses

Xtrackers MSCI Europe Hedged Equity ETF	$ 6,057,438

114  |  DBX ETF Trust

For the fiscal year ended May 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers MSCI EAFE Hedged Equity ETF	$29,203	$(29,203)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	(1,190,288)	1,190,288

Xtrackers MSCI Europe Hedged Equity ETF	(28,160,564)	28,160,564

Xtrackers MSCI Eurozone Hedged Equity ETF	(2,201,869)	2,201,869

Xtrackers MSCI Japan Hedged Equity ETF	(9,337,610)	9,337,610

As of May 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers MSCI All World ex US Hedged Equity ETF	$ 127,184,074	$ 27,124,497	$ 38,791,926	$ (11,667,429)

Xtrackers MSCI EAFE Hedged Equity ETF	4,969,484,573	1,011,683,946	1,326,417,568	(314,733,622)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	61,902,366	11,812,428	23,836,323	(12,023,895)

Xtrackers MSCI Europe Hedged Equity ETF	546,690,123	10,410,471	66,917,650	(56,507,179)

Xtrackers MSCI Eurozone Hedged Equity ETF	35,879,444	3,655,669	5,982,292	(2,326,623)

Xtrackers MSCI Japan Hedged Equity ETF	391,335,676	36,224,539	59,033,655	(22,809,116)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In consideration of recent decisions rendered by European courts, Xtrackers MSCI Europe Hedged Equity ETF has filed for additional reclaims (“EU reclaims”) related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. For the year ended May 31, 2023, the Fund received reclaims and interest related to EU reclaims. For U.S. income tax purposes, EU tax reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that EU tax reclaims received by a fund during the fiscal year exceed foreign withholding taxes paid, and a fund previously passed foreign tax credits on to its shareholders, a fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the fund’s shareholders. During the fiscal year ended May 31, 2023, the EU reclaims received exceeded the foreign withholding taxes of the Fund. As a result, the Fund entered into a closing agreement with the IRS and recognized a closing agreement fee of $180,000.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

DBX ETF Trust  |  115

Securities Lending. Prior to August 1, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF. Effective August 1, 2023, National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and may lend securities to certain financial institutions under the terms of its securities lending agreements. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers MSCI All World ex US Hedged Equity ETF and Xtrackers MSCI Emerging Markets Hedged Equity ETF. Effective September 27, 2023, Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All World ex US Hedged Equity ETF and Xtrackers MSCI Emerging Markets Hedged Equity ETF and may lend securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days		Total

Xtrackers MSCI All World ex US Hedged Equity ETF

Common Stocks	$409,881	$—	$—		$—	$409,881

Gross amount of recognized liabilities and cash collateral for securities lending transactions						$409,881

Xtrackers MSCI EAFE Hedged Equity ETF

Common Stocks	$48,988,766	$—	$—		$—	$48,988,766

Rights	$101,500	$—	$—	$		$101,500

Total Borrowings	$49,090,266	$—	$—		$—	49,090,266

Gross amount of recognized liabilities and cash collateral for securities lending transactions						$49,090,266

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Common Stocks	$13,930	$—	$—		$—	$13,930

Gross amount of recognized liabilities and cash collateral for securities lending transactions						$13,930

Xtrackers MSCI Europe Hedged Equity ETF

Common Stocks	$2,725,326	$—	$—		$—	$2,725,326

Gross amount of recognized liabilities and cash collateral for securities lending transactions						$2,725,326

Xtrackers MSCI Eurozone Hedged Equity ETF

Common Stocks	$27,401	$—	$—		$—	$27,401

Gross amount of recognized liabilities and cash collateral for securities lending transactions						$27,401

Xtrackers MSCI Japan Hedged Equity ETF

Common Stocks	$849,800	$—	$—		$—	$849,800

Gross amount of recognized liabilities and cash collateral for securities lending transactions						$849,800

Derivatives

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

116  |  DBX ETF Trust

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2024, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF, invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Japan Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2024 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2024.

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2024 4, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2024 is included in a table following the Funds’ Schedule of Investments.

DBX ETF Trust  |  117

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$40,410	Unrealized depreciation on futures contracts*	$2,689

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	224,620	Unrealized depreciation on forward foreign currency contracts	1,573,671

	Total	$265,030	Total	$1,576,360

Xtrackers MSCI EAFE Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$3,316,410	Unrealized depreciation on futures contracts*	$343,095

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	7,639,363	Unrealized depreciation on forward foreign currency contracts	73,500,652

	Total	$10,955,773	Total	$73,843,747

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$214	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	230,179	Unrealized depreciation on forward foreign currency contracts	494,051

	Total	$230,393	Total	$494,051

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$157,744	Unrealized depreciation on futures contracts*	$56,397

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	240,660	Unrealized depreciation on forward foreign currency contracts	8,834,581

	Total	$398,404	Total	$8,890,978

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,272

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,892	Unrealized depreciation on forward foreign currency contracts	537,668

	Total	$10,892	Total	$539,940

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$109,812	Unrealized depreciation on futures contracts*	$98,005

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,514,700	Unrealized depreciation on forward foreign currency contracts	59,366

	Total	$1,624,512	Total	$157,371

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$532,658	$8,439,994	$8,972,652

Xtrackers MSCI EAFE Hedged Equity ETF	13,780,060	366,846,836	380,626,896

Xtrackers MSCI Emerging Markets Hedged Equity ETF	209,251	2,612,108	2,821,359

Xtrackers MSCI Europe Hedged Equity ETF	1,304,873	24,534,521	25,839,394

Xtrackers MSCI Eurozone Hedged Equity ETF	19,168	1,678,858	1,698,026

Xtrackers MSCI Japan Hedged Equity ETF	1,652,778	63,430,996	65,083,774

118  |  DBX ETF Trust

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$49,424	$(3,846,194)	$(3,796,770)

Xtrackers MSCI EAFE Hedged Equity ETF	2,862,516	(169,733,379)	(166,870,863)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	10,519	(708,566)	(698,047)

Xtrackers MSCI Europe Hedged Equity ETF	304,757	(21,890,842)	(21,586,085)

Xtrackers MSCI Eurozone Hedged Equity ETF	1,005	(1,459,364)	(1,458,359)

Xtrackers MSCI Japan Hedged Equity ETF	(507,021)	(5,456,085)	(5,963,106)

For the year ended May 31, 2024 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)

Xtrackers MSCI All World ex US Hedged Equity ETF	$3,640,859	$(136,197,755)

Xtrackers MSCI EAFE Hedged Equity ETF	91,914,352	(4,581,610,583)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,593,287	(90,806,638)

Xtrackers MSCI Europe Hedged Equity ETF	10,314,440	(504,684,915)

Xtrackers MSCI Eurozone Hedged Equity ETF	140,612	(36,963,498)

Xtrackers MSCI Japan Hedged Equity ETF	4,989,047	(317,362,010)

DBX ETF Trust  |  119

As of May 31, 2024, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)

Xtrackers MSCI All World ex US Hedged Equity ETF

Bank of America	13,230	(13,230)	—	—	183,659	(13,230)	—	170,429

Citigroup Global Markets	5,324	(5,324)	—	—	5,733	(5,324)	—	409

Goldman Sachs & Co.	129,109	(129,109)	—	—	209,327	(129,109)	—	80,218

JP Morgan & Chase Co.	18,631	(18,631)	—	—	138,923	(18,631)	(10,000)	110,292

RBC Capital Markets	58,326	(58,326)	—	—	1,036,029	(58,326)	—	977,703

	224,620	(224,620)	—	—	1,573,671	(224,620)	(10,000)	1,339,051

Xtrackers MSCI EAFE Hedged Equity ETF

Bank of America	862,926	(862,926)	—	—	10,691,750	(862,926)	—	9,828,824

Citibank N.A.	304,742	(304,742)	—	—	328,870	(304,742)	—	24,128

Goldman Sachs & Co.	4,816,325	(2,292,486)	—	2,523,839	2,292,486	(2,292,486)	—	—

JP Morgan & Chase Co.	104,246	(104,246)	—	—	1,035,548	(104,246)	—	931,302

RBC Capital Markets	1,551,124	(1,551,124)	—	—	59,151,998	(1,551,124)	—	57,600,874

	7,639,363	(5,115,524)	—	2,523,839	73,500,652	(5,115,524)	—	68,385,128

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Bank of America	165	(165)	—	—	183	(165)	—	18

Goldman Sachs & Co.	69,136	(69,136)	—	—	231,216	(69,136)	—	162,080

JP Morgan & Chase Co.	89,151	(89,151)	—	—	157,495	(89,151)	(20,000)	48,344

RBC Capital Markets	71,727	(71,727)	—	—	105,157	(71,727)	(33,430)	—

	230,179	(230,179)	—	—	494,051	(230,179)	(53,430)	210,442

Xtrackers MSCI Europe Hedged Equity ETF

Bank of America	119,011	(119,011)	—	—	1,531,464	(119,011)	—	1,412,453

Citibank N.A.	10,458	(10,458)	—	—	11,443	(10,458)	—	985

Goldman Sachs & Co.	2,979	(2,979)	—	—	257,911	(2,979)	—	254,932

RBC Capital Markets	108,212	(108,212)	—	—	7,033,763	(108,212)	—	6,925,551

	240,660	(240,660)	—	—	8,834,581	(240,660)	—	8,593,921

Xtrackers MSCI Eurozone Hedged Equity ETF

Bank of America	10,892	(10,892)	—	—	12,623	(10,892)	—	1,731

RBC Capital Markets	—	—	—	—	525,045	—	—	525,045

	10,892	(10,892)	—	—	537,668	(10,892)	—	526,776

Xtrackers MSCI Japan Hedged Equity ETF

Goldman Sachs & Co.	1,514,700	—	—	1,514,700	—	—	—	—

JP Morgan & Chase Co.	—	—	—	—	59,366	—	—	59,366

	1,514,700	—	—	1,514,700	59,366	—	—	59,366

(a)	The actual collateral received/(pledged) may be more than the amount shown.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain

120  |  DBX ETF Trust

a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%

Xtrackers MSCI EAFE Hedged Equity ETF	0.35%

Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%

Xtrackers MSCI Europe Hedged Equity ETF	0.45%

Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%

Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the year ended May 31, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers MSCI All World ex US Hedged Equity ETF	$3,191

Xtrackers MSCI EAFE Hedged Equity ETF	68,772

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,497

Xtrackers MSCI Europe Hedged Equity ETF	6,861

Xtrackers MSCI Eurozone Hedged Equity ETF	74

Xtrackers MSCI Japan Hedged Equity ETF	3,930

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as

Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended May 31, 2024, the Funds incurred securities lending agent fees to

Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers MSCI All World ex US Hedged Equity ETF	$103

Xtrackers MSCI Emerging Markets Hedged Equity ETF	134

DBX ETF Trust  |  121

4. Investment Portfolio Transactions

For the year ended May 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$16,199,129	$11,772,777

Xtrackers MSCI EAFE Hedged Equity ETF	607,165,723	504,175,314

Xtrackers MSCI Emerging Markets Hedged Equity ETF	15,253,051	31,855,355

Xtrackers MSCI Europe Hedged Equity ETF	64,335,799	60,250,412

Xtrackers MSCI Eurozone Hedged Equity ETF	5,433,503	5,093,418

Xtrackers MSCI Japan Hedged Equity ETF	93,467,664	47,705,703

For the year ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers MSCI EAFE Hedged Equity ETF	$1,070,857,591	$—

Xtrackers MSCI Emerging Markets Hedged Equity ETF	972,225	7,415,655

Xtrackers MSCI Europe Hedged Equity ETF	151,187,031	139,479,855

Xtrackers MSCI Eurozone Hedged Equity ETF	13,971,905	8,124,507

Xtrackers MSCI Japan Hedged Equity ETF	91,336,209	46,395,085

5. Fund Share Transactions

As of May 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of

Creation Units.

6. Payments by Affiliates

During the year ended May 31, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition. (see Securities Lending note 2.) The amounts reimbursed were less than 0.01% of the Funds average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amount

Xtrackers MSCI All World ex US Hedged Equity ETF	$778

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,205

Deutsche Bank AG	Amount

Xtrackers MSCI All World ex US Hedged Equity ETF	$388

Xtrackers MSCI Emerging Markets Hedged Equity ETF	602

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed

122  |  DBX ETF Trust

countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2024.

DBX ETF Trust  |  123

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI All World ex US Hedged Equity

ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the

Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodians, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 24, 2024

124  |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All World ex-US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, and Xtrackers MSCI Japan Hedged Equity ETF, (each a “Fund,” and collectively, the “Funds”). In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory Agreements for each Fund for a new annual period ending on May 31, 2025. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the February Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge

Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory

Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds. In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust

Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including

DBX ETF Trust  |  125

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the Peer Groups for currency-hedged Funds included ETFs that were not currency hedged. The Board also noted that each Fund had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of their respective Peer Groups.

The Board considered, however, the following additional factors in connection with those Funds:

-

The peer group for each Fund, except for Xtrackers MSCI Japan Hedged Equity ETF, did not contain any other currency-hedged ETFs. In addition, Xtrackers MSCI Emerging Markets Hedged Equity ETF’s advisory fees and total expenses were lower than the largest fund included in its peer group.

-	Xtrackers MSCI Japan Hedged Equity ETF had advisory fees and total expenses that were competitive with other currency-hedged ETFs in its Peer Groups.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in

126  |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust  |  127

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2024.

Qualified Dividend
Income*

Xtrackers MSCI All World ex US Hedged Equity ETF	30%

Xtrackers MSCI EAFE Hedged Equity ETF	26%

Xtrackers MSCI Emerging Markets Hedged Equity ETF	79%

Xtrackers MSCI Europe Hedged Equity ETF	74%

Xtrackers MSCI Eurozone Hedged Equity ETF	100%

Xtrackers MSCI Japan Hedged Equity ETF	24%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign
	Income	Foreign Taxes Paid

Xtrackers MSCI All World ex US Hedged Equity ETF	$ 4,521,871	$ 462,010

Xtrackers MSCI EAFE Hedged Equity ETF	161,908,292	9,357,097

Xtrackers MSCI Emerging Markets Hedged Equity ETF	3,076,576	322,003

Xtrackers MSCI Europe Hedged Equity ETF	18,342,218	1,384,289

Xtrackers MSCI Japan Hedged Equity ETF	7,333,472	587,307

128  |  DBX ETF Trust

MSCI-NCSRA

May 31, 2024

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Cybersecurity Select Equity ETF (PSWD)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Semiconductor Select Equity ETF (CHPS)

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

Xtrackers US National Critical Technologies ETF (CRTC)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 99.9%

Application Software – 11.7%

Alarm.com Holdings, Inc.*	1,283	83,921

Clear Secure, Inc., Class A	4,652	78,572

Datadog, Inc.*, Class A	742	81,754

Dynatrace, Inc.*	1,950	89,174

Everbridge, Inc.*	2,573	89,437

InterDigital, Inc.	936	106,582

Systena Corp.	26,938	48,512

TeamViewer SE*, 144A	6,135	77,191

(Cost $632,003)		655,143

Communications Equipment – 3.0%

F5, Inc.*	481	81,275

NetScout Systems, Inc.*	4,341	89,164

(Cost $186,241)		170,439

Internet Services & Infrastructure – 13.1%

Akamai Technologies, Inc.*	846	78,035

Applied Digital Corp.*(a)	8,174	34,576

Fastly, Inc.*, Class A	11,966	93,813

GDS Holdings Ltd.*, Class A	71,613	69,111

Hennge KK*	1,500	9,612

NEXTDC Ltd.*	18,356	217,174

Okta, Inc.*	2,704	239,791

(Cost $775,460)		742,112

IT Consulting & Other Services – 11.3%

Change Holdings, Inc.	3,713	29,275

Computacenter PLC	1,623	58,149

DXC Technology Co.*	4,288	66,678

Future Corp.	2,350	22,626

NEC Corp.	1,234	91,287

NET One Systems Co. Ltd.	4,972	94,318

Netcompany Group A/S*, 144A	1,412	61,818

Otsuka Corp.	4,284	81,266

Systex Corp.	10,339	38,459

TechMatrix Corp.	2,400	28,392

TietoEVRY OYJ	3,506	70,565

(Cost $635,810)		642,833

Research & Consulting Services – 2.0%

My EG Services Bhd

(Cost $75,758)	477,401	111,566

Systems Software – 58.8%

A10 Networks, Inc.	3,892	58,964

Ahnlab, Inc.	578	26,509

BlackBerry Ltd.*(a)	28,313	78,927

	Number of Shares	Value $

Check Point Software Technologies Ltd.*	1,652	248,626

Crowdstrike Holdings, Inc.*, Class A	870	272,893

CyberArk Software Ltd.*	1,053	241,400

Darktrace PLC*	24,591	184,099

Digital Arts, Inc.	1,049	23,531

Fortinet, Inc.*	3,895	231,051

OneSpan, Inc.*	3,260	42,934

Palo Alto Networks, Inc.*	1,014	299,039

Qualys, Inc.*	1,645	231,320

Radware Ltd.*	1,515	30,739

Rapid7, Inc.*	4,471	161,582

SentinelOne, Inc.*, Class A	12,299	206,992

SolarWinds Corp.	2,845	32,945

Tenable Holdings, Inc.*	5,281	222,805

Trend Micro, Inc.	5,196	234,034

Varonis Systems, Inc.*	5,772	247,965

Zscaler, Inc.*	1,481	251,711

(Cost $3,034,709)		3,328,066

TOTAL COMMON STOCKS

(Cost $5,339,981)		5,650,159

SECURITIES LENDING COLLATERAL – 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(b)(c), 5.24% (Cost $116,100)	116,100	116,100

CASH EQUIVALENTS – 0.0%
DWS Government Money Market Series “Institutional Shares”(b), 5.26% (Cost $1,845)	1,845	1,845

TOTAL INVESTMENTS – 102.0%

(Cost $5,457,926)		5,768,104

Other assets and liabilities, net – (2.0%)		(112,717)

NET ASSETS – 100.0%		5,655,387

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

May 31, 2024

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:

Value ($) at 7/13/2023 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

SECURITIES LENDING COLLATERAL – 2.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (b)(c)

–	116,100	(d)	–	–	–	315	–	116,100	116,100

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.26% (b)

–	4,885,174		(4,883,329)	–	–	1,016	–	1,845	1,845

–	5,001,274		(4,883,329)	–	–	1,331	–	117,945	117,945

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $109,530, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1		Level 2			Level 3		Total

Common Stocks (a)	$5,650,159	$		–	$		–	$	5,650,159

Short-Term Investments (a)	117,945			–			–		117,945

TOTAL	$5,768,104	$		–	$		–	$	5,768,104

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers International Real Estate ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 98.7%

Australia — 13.1%

Abacus Group REIT	379,059	286,126

Arena REIT	304,443	757,237

BWP Trust REIT	423,753	1,051,177

Centuria Industrial REIT	461,132	972,163

Centuria Office REIT	417,405	334,502

Charter Hall Group REIT	413,637	3,334,083

Charter Hall Long Wale REIT	552,632	1,275,322

Charter Hall Retail REIT	457,368	994,645

Charter Hall Social Infrastructure(a) REIT	291,440	469,050

Cromwell Property Group REIT	1,415,470	418,905

Dexus REIT	939,833	4,237,745

Goodman Group REIT	1,520,994	33,906,730

GPT Group REIT	1,401,373	3,905,010

Growthpoint Properties Australia Ltd. REIT	247,478	390,067

Healthco REIT	411,060	307,547

HMC Capital Ltd. REIT	222,032	1,063,169

HomeCo Daily Needs(a) REIT	1,512,598	1,217,204

Ingenia Communities Group REIT	331,690	1,065,452

Lifestyle Communities Ltd.	100,781	831,103

Mirvac Group REIT	3,444,594	4,490,022

National Storage REIT	1,196,133	1,781,894

REA Group Ltd.	44,478	5,522,901

Region RE Ltd. REIT	1,000,475	1,417,230

Rural Funds Group REIT	346,590	460,999

Scentre Group REIT	4,515,686	9,459,947

Stockland REIT	2,081,362	6,228,945

Vicinity Ltd. REIT	3,947,178	5,118,889

Waypoint REIT Ltd. REIT	578,391	907,795

(Cost $83,666,200)		92,205,859

Austria — 0.3%

CA Immobilien Anlagen AG	36,832	1,192,348

IMMOFINANZ AG*	27,466	714,120

(Cost $1,731,032)		1,906,468

Belgium — 1.9%

Aedifica SA REIT	41,622	2,699,796

Cofinimmo SA REIT	31,899	2,105,478

Montea NV REIT	15,712	1,429,373

Retail Estates NV REIT	10,492	741,497

VGP NV	11,538	1,327,720

Warehouses De Pauw CVA REIT	153,692	4,464,856

Xior Student Housing NV REIT	28,111	869,744

(Cost $16,661,712)		13,638,464

Brazil — 0.6%

Allos SA	408,198	1,628,645

	Number of Shares	Value $

Cyrela Brazil Realty SA Empreendimentos e Participacoes	262,728	955,265

Ez Tec Empreendimentos e Participacoes SA	127,314	313,207

Multiplan Empreendimentos Imobiliarios SA	272,256	1,175,873

(Cost $4,716,973)		4,072,990

Canada — 6.1%

Allied Properties Real Estate Investment Trust(a) REIT	110,055	1,363,628

Altus Group Ltd.	39,462	1,360,030

Artis Real Estate Investment Trust(a) REIT	54,804	260,923

Boardwalk Real Estate Investment Trust REIT	37,590	1,940,511

Canadian Apartment Properties REIT	147,081	4,812,246

Chartwell Retirement Residences	209,742	1,918,705

Choice Properties Real Estate Investment Trust(a) REIT	218,902	2,039,435

Colliers International Group, Inc.	35,420	3,971,125

Crombie Real Estate Investment Trust(a) REIT	94,811	877,757

CT Real Estate Investment Trust(a) REIT	93,577	930,862

Dream Industrial Real Estate Investment Trust(a) REIT	240,173	2,161,848

Dream Office Real Estate Investment Trust(a) REIT	9,662	129,143

DREAM Unlimited Corp.(a), Class A	21,004	292,760

First Capital Real Estate Investment Trust(a) REIT	167,554	1,766,314

FirstService Corp.	32,373	4,752,109

Granite Real Estate Investment Trust(a) REIT	55,383	2,739,186

H&R Real Estate Investment Trust(a) REIT	228,180	1,540,004

InterRent Real Estate Investment Trust REIT	123,975	1,087,731

Killam Apartment Real Estate Investment Trust REIT	102,519	1,297,328

Minto Apartment Real Estate Investment Trust(a) REIT, 144A	33,283	359,895

Nexus Industrial REIT(a) REIT	42,449	219,851

NorthWest Healthcare Properties Real Estate Investment Trust(a) REIT	188,714	701,889

Primaris Real Estate Investment Trust REIT	62,195	604,544

RioCan Real Estate Investment Trust(a) REIT	262,446	3,328,828

Slate Grocery REIT(a) REIT	51,981	413,362

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2024

	Number of Shares	Value $

SmartCentres Real Estate Investment Trust(a) REIT	112,818	1,850,574

(Cost $50,008,135)		42,720,588

Chile — 0.2%

Cencosud Shopping SA	405,755	662,288

Parque Arauco SA	627,853	1,020,567

(Cost $1,582,952)		1,682,855

China — 0.8%

A-Living Smart City Services Co. Ltd., 144A	647,097	257,239

China Resources Mixc Lifestyle Services Ltd., 144A	550,960	1,915,562

China Vanke Co. Ltd.(a), Class H	1,901,226	1,305,014

Guangzhou R&F Properties Co. Ltd.*(a), Class H	1,388,605	168,620

Onewo, Inc.(a), Class H	302,612	907,060

Poly Property Services Co. Ltd., Class H	131,885	549,567

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.*, Class B	941,840	364,492

Sino-Ocean Group Holding Ltd.*(a)	2,248,818	119,292

(Cost $12,087,175)		5,586,846

Egypt — 0.2%

Heliopolis Housing*	287,265	64,114

Madinet Masr For Housing & Development	889,644	68,318

Palm Hills Developments SAE*	743,811	58,693

Talaat Moustafa Group	880,189	1,006,994

(Cost $763,176)		1,198,119

Finland — 0.3%

Citycon OYJ*	78,772	365,149

Kojamo OYJ*	159,200	1,742,102

(Cost $3,123,470)		2,107,251

France — 3.4%

ARGAN SA REIT	8,970	755,656

Carmila SA REIT	46,507	897,677

Covivio SA(a) REIT	46,850	2,431,127

Gecina SA REIT	41,189	4,426,766

ICADE(a) REIT	27,811	855,027

Klepierre SA REIT	193,582	5,590,063

Mercialys SA REIT	81,363	1,027,252

Unibail-Rodamco-Westfield REIT	88,438	7,744,034

(Cost $22,638,019)		23,727,602

Germany — 4.0%

Deutsche Wohnen SE	46,391	901,482

LEG Immobilien SE	64,783	5,713,485

TAG Immobilien AG*	153,558	2,377,180

	Number of Shares	Value $

Vonovia SE	605,510	18,931,452

(Cost $34,198,620)		27,923,599

Greece — 0.1%

LAMDA Development SA*

(Cost $497,525)	69,397	502,501

Hong Kong — 10.5%

C&D International Investment Group Ltd.(a)	719,068	1,448,550

China Jinmao Holdings Group Ltd.	6,931,284	611,322

China Overseas Grand Oceans Group Ltd.	1,446,342	390,086

China Overseas Land & Investment Ltd.	3,224,302	6,074,918

China Overseas Property Holdings Ltd.(a)	1,100,717	744,284

China Resources Land Ltd.	2,512,898	9,122,218

CK Asset Holdings Ltd.	1,828,636	7,210,903

ESR Group Ltd., 144A	2,114,770	2,973,467

Fortune Real Estate Investment Trust REIT	1,274,147	648,201

Hang Lung Group Ltd.	736,013	816,606

Hang Lung Properties Ltd.	1,538,904	1,402,517

Henderson Land Development Co. Ltd.	1,147,857	3,565,343

Hongkong Land Holdings Ltd.	894,387	3,031,972

Hysan Development Co. Ltd.	503,045	778,036

Kerry Properties Ltd.	498,782	898,953

Link REIT	2,239,088	9,387,550

New World Development Co. Ltd.(a)	1,221,949	1,321,389

Shandong Hi-Speed Holdings Group Ltd.*(a)	1,637,525	1,230,758

Shanghai Industrial Holdings Ltd.	351,701	503,499

Sun Hung Kai Properties Ltd.	1,318,029	12,686,072

Swire Properties Ltd.	916,641	1,680,179

Wharf Holdings Ltd.	840,567	2,498,058

Wharf Real Estate Investment Co. Ltd.	1,355,880	3,925,516

Yuexiu Property Co. Ltd.	1,269,225	919,875

(Cost $108,227,451)		73,870,272

India — 1.2%

DLF Ltd.	826,281	8,074,111

Indiabulls Real Estate Ltd.*	410,489	655,533

(Cost $4,163,061)		8,729,644

Indonesia — 0.2%

PT Bumi Serpong Damai Tbk*	6,473,020	376,431

PT Ciputra Development Tbk	7,399,277	500,874

PT Kawasan Industri Jababeka Tbk*	11,842,430	85,994

PT Pakuwon Jati Tbk	12,341,324	299,230

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2024

	Number of Shares	Value $

PT Summarecon Agung Tbk	9,371,244	294,113

(Cost $1,849,362)		1,556,642

Israel — 1.8%

Africa Israel Residences Ltd.	5,339	314,861

Airport City Ltd.*	55,588	823,294

Alony Hetz Properties & Investments Ltd.	132,305	871,293

Amot Investments Ltd.	196,084	764,244

Aura Investments Ltd.	117,912	405,369

Azrieli Group Ltd.	32,350	1,949,539

Big Shopping Centers Ltd.*	14,200	1,385,915

Electra Real Estate Ltd.	20,873	190,815

G City Ltd.*	85,416	211,227

Gav-Yam Lands Corp. Ltd.	15,372	103,009

Israel Canada T.R Ltd.	146,890	514,863

Isras Investment Co. Ltd.	1,267	247,147

Melisron Ltd.	22,225	1,466,015

Menivim- The New REIT Ltd. REIT	541,881	243,827

Mivne Real Estate KD Ltd.	531,131	1,231,211

Prashkovsky Investments and Construction Ltd.	5,911	130,349

Property & Building Corp. Ltd.*	2,146	102,215

Reit 1 Ltd. REIT	168,657	632,413

Sella Capital Real Estate Ltd. REIT	193,002	355,884

Summit Real Estate Holdings Ltd.	35,058	405,867

(Cost $14,406,724)		12,349,357

Japan — 21.8%

Activia Properties, Inc.(a) REIT	438	1,028,490

Advance Logistics Investment Corp. REIT	613	477,465

Advance Residence Investment Corp. REIT	903	1,858,923

Aeon Mall Co. Ltd.	83,600	1,006,264

AEON REIT Investment Corp. REIT	1,498	1,269,742

Comforia Residential REIT, Inc. REIT	599	1,223,577

CRE Logistics REIT, Inc.(a) REIT	558	518,071

Daito Trust Construction Co. Ltd.	57,300	6,052,881

Daiwa House REIT Investment Corp. REIT	1,864	2,951,180

Daiwa Office Investment Corp. (a) REIT	472	835,600

Daiwa Securities Living Investments Corp. REIT	1,783	1,178,871

ES-Con Japan Ltd.	42,100	278,890

Frontier Real Estate Investment Corp. REIT	454	1,292,851

Fukuoka REIT Corp. REIT	452	464,526

	Number of Shares	Value $

Global One Real Estate

Investment Corp. REIT	635	412,167

GLP J REIT	4,275	3,550,145

Goldcrest Co. Ltd.	12,400	189,300

Hankyu Hanshin REIT, Inc.(a) REIT	604	510,428

Health Care & Medical Investment Corp. REIT	334	272,905

Heiwa Real Estate Co. Ltd.	27,100	653,594

Heiwa Real Estate REIT, Inc.(a) REIT	587	487,844

Hoshino Resorts REIT, Inc. REIT	214	706,774

Hulic Co. Ltd.	598,300	5,528,217

Hulic Reit, Inc. REIT	735	675,389

Ichigo Office REIT Investment Corp. REIT	856	446,670

Ichigo, Inc.	184,300	463,257

Industrial & Infrastructure Fund Investment Corp. REIT	2,170	1,731,636

Invincible Investment Corp. REIT	5,899	2,563,885

Japan Excellent, Inc. REIT	692	529,310

Japan Hotel REIT Investment Corp. REIT	4,103	2,041,774

Japan Logistics Fund, Inc. REIT	591	1,021,449

Japan Metropolitan Fund Invest REIT	6,112	3,597,696

Japan Prime Realty Investment Corp. REIT	591	1,235,442

Japan Real Estate Investment Corp. REIT	900	2,966,687

JINUSHI Co. Ltd.	10,600	158,111

Kasumigaseki Capital Co. Ltd.	5,800	638,519

KDX Realty Investment Corp. REIT	3,623	3,492,854

Keihanshin Building Co. Ltd.	37,300	368,146

Ki-Star Real Estate Co. Ltd.	7,600	163,950

LaSalle Logiport REIT	1,624	1,526,392

Leopalace21 Corp.	168,400	561,530

Loadstar Capital KK	9,400	173,769

Mirai Corp. REIT	1,742	499,947

Mirarth Holdings, Inc.	67,731	206,885

Mitsubishi Estate Co. Ltd.	1,152,100	19,351,350

Mitsubishi Estate Logistics REIT Investment Corp. REIT	446	1,087,009

Mitsui Fudosan Co. Ltd.	2,449,700	22,455,648

Mitsui Fudosan Logistics Park, Inc. REIT	531	1,490,159

Mori Hills REIT Investment Corp. REIT	987	822,160

Mori Trust Sogo Reit, Inc. REIT	2,162	963,060

Nippon Accommodations Fund, Inc. REIT	307	1,240,542

Nippon Building Fund, Inc. REIT	1,098	4,101,473

Nippon Kanzai Holdings Co. Ltd.	19,800	322,934

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Nippon Prologis REIT, Inc.(a) REIT	2,104	3,470,405

NIPPON REIT Investment Corp. REIT	290	626,523

Nomura Real Estate Holdings, Inc.	102,800	2,642,204

Nomura Real Estate Master Fund, Inc. REIT	3,017	2,835,667

NTT UD REIT Investment Corp. REIT	912	680,177

One REIT, Inc. REIT	190	312,425

Open House Group Co. Ltd.	72,500	2,089,949

Orix JREIT, Inc. REIT	1,759	1,784,241

Pressance Corp.	20,700	240,399

Raysum Co. Ltd.	8,700	182,974

Relo Group, Inc.	103,800	1,046,950

SAMTY Co. Ltd.(b)	30,400	497,752

Samty Residential Investment Corp. REIT	357	240,128

Sankei Real Estate, Inc. REIT	397	218,275

Sekisui House Reit, Inc. REIT	2,748	1,432,188

SOSiLA Logistics REIT, Inc.(a) REIT	632	479,796

SRE Holdings Corp.*	8,000	205,924

Star Asia Investment Corp. REIT	2,041	766,292

Starts Corp., Inc.	29,100	605,536

Starts Proceed Investment Corp. REIT	200	253,906

Sumitomo Realty & Development Co. Ltd.	414,100	12,920,120

Sun Frontier Fudousan Co. Ltd.	24,100	299,055

Takara Leben Real Estate Investment Corp. REIT	578	366,710

Tokyo Tatemono Co. Ltd.	181,200	2,933,423

Tokyu Fudosan Holdings Corp.	529,100	3,656,512

Tokyu REIT, Inc. REIT	527	520,813

Tosei Corp.	32,900	472,109

Tosei Reit Investment Corp. REIT	325	280,648

United Urban Investment Corp. (a) REIT	1,852	1,648,763

(Cost $171,227,205)		153,356,202

Luxembourg — 0.5%

Aroundtown SA*(a)	609,789	1,425,259

Grand City Properties SA*	61,222	749,034

Shurgard Self Storage Ltd. REIT	26,165	1,153,232

(Cost $4,906,213)		3,327,525

Malaysia — 0.7%

Eastern & Oriental Bhd*	766,600	166,121

Eco World Development Group Bhd	1,056,400	338,892

IOI Properties Group Bhd	1,087,387	582,157

Mah Sing Group Bhd	961,000	306,246

Matrix Concepts Holdings Bhd	747,594	285,887

	Number of Shares	Value $

Sime Darby Property Bhd	2,062,546	543,352

SP Setia Bhd Group	1,546,717	476,469

Sunway Bhd	1,925,461	1,431,722

Tanco Holdings Bhd*	773,500	167,616

UEM Sunrise Bhd	1,254,030	309,045

(Cost $2,677,528)		4,607,507

Mexico — 1.8%

Concentradora Fibra Danhos SA de CV(a) REIT	1,255,260	1,553,848

Corp. Inmobiliaria Vesta SAB de CV	738,174	2,554,727

FIBRA Macquarie Mexico REIT, 144A	697,597	1,300,414

Fibra Uno Administracion SA de CV REIT	2,479,934	3,522,092

Prologis Property Mexico SA de CV REIT	586,601	2,375,160

TF Administradora Industrial S de RL de CV REIT	671,155	1,504,574

(Cost $9,981,767)		12,810,815

Netherlands — 0.8%

CTP NV, 144A	98,558	1,756,852

Eurocommercial Properties NV REIT	37,379	933,309

NEPI Rockcastle NV*	380,295	2,622,223

(Cost $4,796,852)		5,312,384

New Zealand — 0.4%

Goodman Property Trust REIT	910,082	1,224,548

Kiwi Property Group Ltd.	1,372,444	691,448

Precinct Properties Group(a)(c)	1,178,907	843,834

(Cost $3,435,186)		2,759,830

Norway — 0.1%

Entra ASA*, 144A

(Cost $914,257)	63,083	677,592

Philippines — 1.7%

AREIT, Inc. REIT	916,661	520,047

Ayala Corp.	278,404	2,830,662

Ayala Land, Inc.	6,365,328	2,855,261

SM Prime Holdings, Inc.	12,640,287	5,821,185

(Cost $16,573,186)		12,027,155

Russia — 0.0%

LSR Group PJSC*(b)	30,984	0

PIK-Spetsializirovannyy Zastroyshchik PAO*(b)	192,287	0

(Cost $2,472,023)		0

Singapore — 6.2%

AIMS APAC REIT	643,200	609,082

CapitaLand Ascendas REIT	3,094,769	5,975,695

CapitaLand Ascott Trust(c)	2,157,010	1,428,219

CapitaLand China Trust REIT	1,018,347	504,766

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Capitaland India Trust(a)	876,917	687,676

CapitaLand Integrated Commercial Trust REIT	4,417,192	6,405,043

CapitaLand Investment Ltd.	2,174,363	4,278,912

CDL Hospitality Trusts(c)	633,944	459,618

City Developments Ltd.	443,450	1,840,464

Digital Core REIT Management Pte Ltd. REIT	828,200	480,356

ESR-LOGOS REIT REIT	6,216,512	1,333,719

Far East Hospitality Trust(c)	918,100	427,908

Frasers Centrepoint Trust REIT	1,032,318	1,657,269

Frasers Logistics & Commercial Trust REIT	2,525,078	1,849,395

Keppel REIT	2,029,208	1,283,549

Keppel DC REIT	1,189,455	1,583,945

Lendlease Global Commercial(a) REIT	1,455,351	597,558

Mapletree Industrial Trust REIT	1,800,522	2,930,494

Mapletree Logistics Trust REIT	2,904,117	2,857,495

Mapletree Pan Asia Commercial Trust REIT	1,979,318	1,786,467

OUE Real Estate Investment Trust REIT	1,942,939	388,099

Parkway Life Real Estate Investment Trust REIT	341,262	903,838

Starhill Global REIT	1,179,009	418,676

Suntec Real Estate Investment Trust(a) REIT	1,519,600	1,202,909

UOL Group Ltd.	410,217	1,635,770

Yanlord Land Group Ltd.*	504,349	171,636

(Cost $51,675,795)		43,698,558

South Africa — 0.7%

Equites Property Fund Ltd. REIT	573,401	395,008

Fortress Real Estate Investments Ltd., Class B	861,006	690,543

Growthpoint Properties Ltd. REIT	2,479,130	1,447,119

Hyprop Investments Ltd. REIT	277,746	403,619

Redefine Properties Ltd.(a) REIT	5,129,379	978,062

Resilient REIT Ltd. REIT	239,716	543,029

Vukile Property Fund Ltd. REIT	745,696	581,031

(Cost $6,307,811)		5,038,411

South Korea — 0.2%

ESR Kendall Square REIT Co. Ltd. REIT	144,724	504,347

Seobu T&D	34,640	177,635

SK REITs Co. Ltd. REIT	155,711	509,458

(Cost $1,409,504)		1,191,440

Spain — 0.7%

Inmobiliaria Colonial Socimi SA REIT	225,399	1,521,992

Merlin Properties Socimi SA REIT	274,205	3,280,402

	Number of Shares	Value $

Neinor Homes SA*, 144A	30,168	381,870

(Cost $4,836,136)		5,184,264

Sweden — 4.5%

Atrium Ljungberg AB, Class B	38,696	737,701

Castellum AB*	370,976	4,604,925

Catena AB	29,765	1,516,947

Cibus Nordic Real Estate AB	49,833	726,135

Corem Property Group AB(a), Class B	477,793	436,125

Dios Fastigheter AB	91,809	792,194

Fabege AB	208,382	1,770,332

Fastighets AB Balder*, Class B	575,481	3,866,380

Hemnet Group AB	76,627	2,107,075

Hufvudstaden AB, Class A	99,606	1,234,989

Nyfosa AB	127,085	1,289,314

Pandox AB	77,096	1,389,857

Platzer Fastigheter Holding AB, Class B	66,313	581,339

Sagax AB, Class B	190,508	5,010,318

Sagax AB, Class D	108,670	329,093

Samhallsbyggnadsbolaget i Norden AB*	1,075,564	524,017

Swedish Logistic Property AB*, Class B	90,465	294,175

Wallenstam AB(a), Class B	431,663	2,119,898

Wihlborgs Fastigheter AB	238,943	2,265,110

(Cost $33,280,954)		31,595,924

Switzerland — 2.3%

Allreal Holding AG	13,628	2,311,239

Intershop Holding AG	5,191	690,484

Mobimo Holding AG	6,255	1,781,893

PSP Swiss Property AG	39,809	4,999,568

Swiss Prime Site AG	66,707	6,159,389

(Cost $16,079,753)		15,942,573

Taiwan — 1.3%

Cathay Real Estate Development Co. Ltd.	575,017	630,151

Chong Hong Construction Co. Ltd.	191,790	719,346

Delpha Construction Co. Ltd.	453,079	695,129

Farglory Land Development Co. Ltd.	239,330	654,585

Highwealth Construction Corp.	1,450,860	2,051,287

Huaku Development Co. Ltd.*	210,680	1,027,580

KEE TAI Properties Co. Ltd.	367,316	222,812

Kindom Development Co. Ltd.	331,353	589,181

Ruentex Development Co. Ltd.*	1,660,947	2,286,789

Sakura Development Co. Ltd.	277,426	637,170

Taiwan Land Development Corp.*(b)	243,531	0

(Cost $6,960,217)		9,514,030

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Thailand — 1.7%

Amata Corp. PCL, NVDR	773,884	483,809

AP Thailand PCL, NVDR	2,157,900	539,622

Asset World Corp. PCL, NVDR	7,337,500	757,883

Central Pattana PCL, NVDR	2,865,000	4,458,311

Digital Telecommunications Infrastructure Fund, Class F	6,959,500	1,466,054

Land & Houses PCL, NVDR	7,212,000	1,293,808

Origin Property PCL, NVDR	778,700	117,472

Quality Houses PCL, NVDR	7,306,500	405,144

Sansiri PCL, NVDR	12,867,300	556,102

SC Asset Corp. PCL, NVDR	1,492,500	125,761

Supalai PCL	59,600	29,970

Supalai PCL, NVDR	1,072,765	539,444

WHA Corp. PCL, NVDR	8,713,696	1,290,830

(Cost $14,294,284)		12,064,210

Turkey — 0.3%

AKIS Gayrimenkul Yatirimi AS

REIT	329,982	181,335

Emlak Konut Gayrimenkul Yatirim Ortakligi AS* REIT	1,723,741	473,625

Is Gayrimenkul Yatirim Ortakligi AS* REIT	371,445	191,896

Kiler Holding AS*	207,024	210,564

Kuyumcukent Gayrimenkul Yatirimlari AS* REIT	73,528	110,945

Ozak Gayrimenkul Yatirim Ortakligi* REIT	319,397	84,983

Peker Gayrimenkul Yatirim Ortakligi AS*	354,293	84,478

Reysas Gayrimenkul Yatirim Ortakligi AS* REIT	123,348	154,945

Servet Gayrimenkul Yatirim Ortakligi AS*	11,862	106,433

Torunlar Gayrimenkul Yatirim Ortakligi AS* REIT	120,702	178,528

Ziraat Gayrimenkul Yatirim Ortakligi AS	717,978	181,895

(Cost $1,515,279)		1,959,627

United Kingdom — 8.3%

Assura PLC REIT	2,588,065	1,354,297

Big Yellow Group PLC REIT	171,003	2,717,160

British Land Co. PLC REIT	761,197	4,242,968

Derwent London PLC REIT	89,891	2,664,380

Empiric Student Property PLC REIT	522,874	599,151

Grainger PLC	581,513	1,850,957

Great Portland Estates PLC REIT	184,111	809,888

Hammerson PLC REIT	3,625,087	1,288,638

Land Securities Group PLC REIT	655,638	5,446,802

LondonMetric Property PLC REIT	1,772,792	4,609,040

Picton Property Income Ltd. REIT	471,537	404,043

	Number of Shares	Value $

Primary Health Properties PLC REIT	1,148,170	1,363,176

Rightmove PLC	709,283	4,815,115

Safestore Holdings PLC REIT	191,546	2,194,889

Savills PLC	124,930	1,813,295

Segro PLC REIT	980,935	11,380,226

Shaftesbury Capital PLC REIT	1,287,281	2,389,614

Tritax Big Box REIT PLC REIT	1,897,169	3,816,454

UNITE Group PLC REIT, Series 6	285,513	3,386,146

Workspace Group PLC REIT	119,940	816,986

(Cost $60,925,055)		57,963,225

TOTAL COMMON STOCKS

(Cost $774,590,592)		692,810,329

RIGHTS — 0.0%

United Kingdom — 0.0%

Great Portland Estates PLC*, expires 6/21/24

(Cost $233,506)	110,466	150,491

WARRANTS — 0.0%

Israel — 0.0%

REIT Azorim HF Living Ltd.*, expires 12/31/24

(Cost $0)	8,890	466

Malaysia — 0.0%

Eco World Development Group Bhd*, expires 4/12/29	106,640	8,156

Paramount Corp. Bhd*, expires 7/28/24	7,840	8

(Cost $0)		8,164

Thailand — 0.0%

Nusasiri PCL*, expires 4/7/25

(Cost $0)	1,291,580	2,458

TOTAL WARRANTS

(Cost $0)		11,088

EXCHANGE-TRADED FUNDS — 0.2%

Vanguard Global ex-U.S. Real Estate ETF

(Cost $933,583)	22,500	938,250

SECURITIES LENDING

COLLATERAL — 4.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(d)(e), 5.24%

(Cost $31,483,119)	31,483,119	31,483,119

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2024

	Number of Shares	Value $

CASH EQUIVALENTS – 0.2%

DWS Government Money Market Series “Institutional Shares”(d), 5.26%

(Cost $1,564,194)	1,564,194	1,564,194

	Number of Shares	Value $

TOTAL INVESTMENTS – 103.6%

(Cost $808,804,994)		726,957,471

Other assets and liabilities, net – (3.6%)		(25,242,396)

NET ASSETS – 100.0%		701,715,075

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

SECURITIES LENDING COLLATERAL – 4.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (d)(e)

13,660,219	17,822,900 (f)	—	—	—	292,806	—	31,483,119	31,483,119

CASH EQUIVALENTS – 0.2%

DWS Government Money Market Series “Institutional Shares”, 5.26% (d)

44,853	44,398,739	(42,879,398)	—	—	42,714	—	1,564,194	1,564,194

13,705,072	62,221,639	(42,879,398)	—	—	335,520	—	33,047,313	33,047,313

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $28,962,035, which is 4.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

CVA:	Credit Valuation Adjustment

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2024

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC40 10 EURO Futures	EUR	5	439,854	433,914	6/21/2024	(5,940)

EURO STOXX 50 Futures	EUR	23	1,242,402	1,244,446	6/21/2024	2,044

MINI S&P/TSX 60 Futures	CAD	2	96,696	97,891	6/20/2024	1,195

S&P 500 E-Mini Futures	USD	10	2,607,493	2,647,750	6/21/2024	40,257

SPI 200 Futures	AUD	12	1,538,483	1,540,057	6/20/2024	1,574

TOPIX Index Futures	JPY	9	1,552,651	1,587,578	6/13/2024	34,927

Total net unrealized appreciation						74,057

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$692,312,577	$—	$497,752	$692,810,329

Rights	150,491	—	—	150,491

Warrants (a)	11,088	—	—	11,088

Exchange-Traded Funds	938,250	—	—	938,250

Short-Term Investments (a)	33,047,313	—	—	33,047,313

Derivatives (b)

Futures Contracts	79,997	—	—	79,997

TOTAL	$726,539,716	$—	$497,752	$727,037,468

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(5,940)	$—	$—	$(5,940)

TOTAL	$(5,940)	$—	$—	$(5,940)

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2024

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended May 31, 2024, the amount of transfers from Level 3 to Level 1 was $410,949. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $305,050. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 99.8%

Electronic Components – 0.9%

Kyocera Corp.	4,184	47,552

Samsung Electro-Mechanics Co. Ltd.	174	19,479

(Cost $75,349)		67,031

Electronic Manufacturing Services – 2.3%

Fabrinet*	114	27,306

TE Connectivity Ltd.	976	146,107

(Cost $157,395)		173,413

Industrial Machinery & Supplies – 0.6%

VAT Group AG, 144A

(Cost $35,970)	85	45,847

Semiconductor Materials & Equipment – 29.4%

Advantest Corp.	2,300	77,762

Applied Materials, Inc.	1,622	348,860

ASM International NV	146	101,470

ASML Holding NV	337	318,580

BE Semiconductor Industries NV	241	35,320

Disco Corp.	283	110,736

Enphase Energy, Inc.*	420	53,718

Entegris, Inc.	474	59,890

KLA Corp.	434	329,636

Lam Research Corp.	347	323,557

Lasertec Corp.	248	63,900

MKS Instruments, Inc.	196	24,812

Onto Innovation, Inc.*	154	33,372

SCREEN Holdings Co. Ltd.	296	28,264

Teradyne, Inc.	489	68,920

Tokyo Electron Ltd.	1,268	271,360

(Cost $1,627,400)		2,250,157

Semiconductors – 66.6%

Advanced Micro Devices, Inc.*	1,989	331,964

Alchip Technologies Ltd.	241	21,352

Analog Devices, Inc.	1,596	374,246

ASE Technology Holding Co. Ltd.	11,873	57,543

Broadcom, Inc.	250	332,137

First Solar, Inc.*	320	86,963

Infineon Technologies AG	4,125	164,906

Intel Corp.	8,302	256,117

Lattice Semiconductor Corp.*	432	32,072

Marvell Technology, Inc.	2,713	186,682

MediaTek, Inc.	4,764	181,624

Microchip Technology, Inc.	1,692	164,513

Micron Technology, Inc.	2,658	332,250

Monolithic Power Systems, Inc.	150	110,345

	Number of Shares	Value $

Novatek Microelectronics Corp.	1,790	32,767

NVIDIA Corp.	384	420,991

NXP Semiconductors NV	822	223,666

ON Semiconductor Corp.*	1,363	99,554

Qorvo, Inc.*	306	30,107

QUALCOMM, Inc.	1,943	396,469

Rambus, Inc.*	343	18,954

Realtek Semiconductor Corp.	1,435	24,054

Renesas Electronics Corp.	4,100	76,602

SK Hynix, Inc.	1,703	232,716

Skyworks Solutions, Inc.	502	46,515

STMicroelectronics NV	2,060	84,657

Taiwan Semiconductor Manufacturing Co. Ltd.	13,559	343,642

Texas Instruments, Inc.	1,957	381,635

United Microelectronics Corp.	36,882	62,620

(Cost $3,959,149)		5,107,663

TOTAL COMMON STOCKS

(Cost $5,855,263)		7,644,111

EXCHANGE-TRADED FUNDS – 0.1%

Invesco PHLX Semiconductor ETF

(Cost $7,499)	205	8,259

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”(a), 5.26%

(Cost $1,039)	1,039	1,039

TOTAL INVESTMENTS – 99.9%

(Cost $5,863,801)		7,653,409

Other assets and liabilities, net – 0.1%		9,694

NET ASSETS – 100.0%		7,663,103

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF (Continued)

May 31, 2024

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:

Value ($) at 7/13/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.26% (a)

—	361,812	(360,773)	—	—	110	—	1,039	1,039

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1		Level 2			Level 3		Total

Common Stocks (a)	$7,644,111	$		—	$		—	$	7,644,111

Exchange-Traded Funds	8,259			—			—		8,259

Short-Term Investments (a)	1,039			—			—		1,039

TOTAL	$7,653,409	$		—	$		—	$	7,653,409

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 99.9%

Consumer Discretionary – 13.0%

Lucid Group, Inc.*(a)	36,219	102,862

QuantumScape Corp.*(a)	16,331	96,516

Rivian Automotive, Inc.*, Class A	9,512	103,871

Solid Power, Inc.*(a)	52,083	92,187

Tesla, Inc.*	563	100,259

Worthington Enterprises, Inc.	1,604	91,476

(Cost $776,359)		587,171

Energy – 1.6%

Green Plains, Inc.*

(Cost $130,772)	4,108	70,534

Industrials – 62.0%

A O Smith Corp.	1,099	91,920

Array Technologies, Inc.*	6,757	95,814

AZZ, Inc.	1,244	104,347

Blink Charging Co.*	34,784	108,178

Bloom Energy Corp.*(a), Class A	8,172	133,367

Carrier Global Corp.	1,725	109,003

Casella Waste Systems, Inc.*, Class A	1,022	102,803

ChargePoint Holdings, Inc.*	52,941	88,941

Chart Industries, Inc.*	628	98,615

Clean Harbors, Inc.*	489	105,913

EnerSys	1,056	113,879

Fluence Energy, Inc.*	5,762	144,799

FuelCell Energy, Inc.*(a)	84,520	75,899

Graco, Inc.	1,059	85,514

IDEX Corp.	408	85,125

Ingersoll Rand, Inc.	1,039	96,679

Lennox International, Inc.	207	104,038

Montrose Environmental Group, Inc.*	2,195	103,187

NEXTracker, Inc.*, Class A	1,914	105,595

Parker-Hannifin Corp.	173	91,953

Plug Power, Inc.*(a)	30,588	101,858

Republic Services, Inc.	515	95,373

Shoals Technologies Group, Inc.*, Class A	9,039	71,137

	Number of Shares	Value $

Stem, Inc.*(a)	47,937	63,756

Sunrun, Inc.*	7,950	114,957

Veralto Corp.	1,111	109,522

Waste Management, Inc.	465	97,990

Xylem, Inc.	757	106,752

(Cost $2,989,610)		2,806,914

Information Technology – 8.1%

Enphase Energy, Inc.*	793	101,425

First Solar, Inc.*	562	152,729

Itron, Inc.*	1,056	113,573

(Cost $308,464)		367,727

Materials – 5.6%

Ecolab, Inc.	429	99,614

Reliance, Inc.	285	85,722

Ryerson Holding Corp.	2,881	68,424

(Cost $252,240)		253,760

Utilities – 9.6%

Altus Power, Inc.*	20,501	83,029

Brookfield Renewable Corp., Class A	3,963	124,993

NextEra Energy Partners LP	3,286	110,771

Ormat Technologies, Inc.	1,502	113,251

(Cost $463,545)		432,044

TOTAL COMMON STOCKS

(Cost $4,920,990)		4,518,150

SECURITIES LENDING COLLATERAL – 13.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(b)(c), 5.24%

(Cost $603,600)	603,600	603,600

TOTAL INVESTMENTS – 113.2%

(Cost $5,524,590)		5,121,750

Other assets and liabilities, net – (13.2%)		(598,073)

NET ASSETS – 100.0%		4,523,677

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF (Continued)

May 31, 2024

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:

Value ($) at 7/13/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

SECURITIES LENDING COLLATERAL – 13.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (b)(c)

—	603,600 (d)	—	—	—	11,726	—	603,600	603,600

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $562,990, which is 12.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1		Level 2			Level 3		Total

Common Stocks (a)	$4,518,150	$		—	$		—	$	4,518,150

Short-Term Investments (a)	603,600			—			—		603,600

TOTAL	$5,121,750	$		—	$		—	$	5,121,750

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 99.5%

Communication Services – 11.9%

Alphabet, Inc.*, Class A	13,591	2,344,448

AT&T, Inc.	22,479	409,567

Auto Trader Group PLC, 144A	3,371	35,031

BCE, Inc.	2,896	99,044

BT Group PLC	22,223	36,953

CAR Group Ltd.	1,239	28,749

Charter Communications, Inc.*, Class A	302	86,710

Comcast Corp., Class A	12,268	491,088

Electronic Arts, Inc.	743	98,730

Liberty Global Ltd.*, Class A	1,798	29,973

Pinterest, Inc.*, Class A	1,814	75,263

Quebecor, Inc., Class B	1,398	29,485

Rightmove PLC	4,512	30,631

ROBLOX Corp.*, Class A	1,576	52,985

Rogers Communications, Inc., Class B	1,135	45,853

Snap, Inc.*, Class A	3,242	48,695

Spark New Zealand Ltd.	10,970	28,139

Take-Two Interactive Software, Inc.*	490	78,576

Telstra Group Ltd.	36,163	83,454

TELUS Corp.	4,406	72,434

T-Mobile US, Inc.	1,345	235,321

TPG Telecom Ltd.	10,556	32,644

Trade Desk, Inc.*, Class A	1,389	128,871

Verizon Communications, Inc.	13,113	539,600

Vodafone Group PLC	61,097	58,824

Warner Bros Discovery, Inc.*	6,418	52,884

(Cost $4,872,368)		5,253,952

Consumer Discretionary – 5.4%

Amazon.com, Inc.*	12,198	2,152,215

Expedia Group, Inc.*	366	41,307

General Motors Co.	3,556	159,985

Mobileye Global, Inc.*(a), Class A	802	20,579

(Cost $2,251,188)		2,374,086

Consumer Staples – 0.2%

Haleon PLC

(Cost $73,580)	17,928	74,207

Energy – 7.9%

Ampol Ltd.	1,135	26,208

BP PLC	50,901	316,356

Chevron Corp.	5,799	941,178

Exxon Mobil Corp.	12,374	1,450,975

Imperial Oil Ltd.	536	37,866

	Number of Shares	Value $

Marathon Petroleum Corp.	1,121	197,980

Phillips 66	1,334	189,575

Suncor Energy, Inc.	3,926	160,133

Valero Energy Corp.	1,016	159,654

(Cost $3,228,033)		3,479,925

Financials – 1.1%

Adyen NV*, 144A	92	118,332

Block, Inc.*	1,696	108,680

Fidelity National Information Services, Inc.	1,746	132,486

Global Payments, Inc.	762	77,610

Wise PLC*, Class A	2,952	30,613

(Cost $473,173)		467,721

Health Care – 17.7%

Abbott Laboratories	5,362	547,943

AbbVie, Inc.	5,519	889,884

Agilent Technologies, Inc.	920	119,977

Alnylam Pharmaceuticals, Inc.*	393	58,333

Amgen, Inc.	1,666	509,546

Astellas Pharma, Inc.	5,400	53,211

Avantor, Inc.*	2,073	49,918

Biogen, Inc.*	454	102,123

BioMarin Pharmaceutical, Inc.*	580	43,541

Boston Scientific Corp.*	4,592	347,017

Bristol-Myers Squibb Co.	6,308	259,196

CSL Ltd.	1,504	280,166

Daiichi Sankyo Co. Ltd.	5,400	191,678

Danaher Corp.	2,119	544,159

Dexcom, Inc.*	1,199	142,405

GE HealthCare Technologies, Inc.	1,317	102,726

Gilead Sciences, Inc.	3,916	251,681

GSK PLC	11,904	267,734

Hikma Pharmaceuticals PLC	1,259	30,937

ICON PLC*	254	82,504

IDEXX Laboratories, Inc.*	259	128,710

Illumina, Inc.*	451	47,030

Incyte Corp.*	695	40,164

IQVIA Holdings, Inc.*	567	124,224

Labcorp Holdings, Inc.	268	52,236

Medtronic PLC	4,125	335,651

Mettler-Toledo International, Inc.*	66	92,670

Moderna, Inc.*	1,044	148,822

Ono Pharmaceutical Co. Ltd.	2,100	30,402

Pfizer, Inc.	17,597	504,330

Pro Medicus Ltd.	409	32,673

Quest Diagnostics, Inc.	351	49,832

Regeneron Pharmaceuticals, Inc.*	329	322,473

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2024

	Number of Shares	Value $

ResMed, Inc.	459	94,705

Royalty Pharma PLC, Class A	1,128	30,919

Takeda Pharmaceutical Co. Ltd.	4,800	127,464

Veeva Systems, Inc.*, Class A	453	78,935

Vertex Pharmaceuticals, Inc.*	808	367,915

Waters Corp.*	185	57,147

Zoetis, Inc.	1,440	244,166

(Cost $7,785,916)		7,785,147

Industrials – 12.9%

ACS Actividades de Construccion y Servicios SA	718	32,051

AMETEK, Inc.	722	122,437

Atlas Arteria Ltd.(b)	7,598	26,882

Auckland International Airport Ltd.	6,467	30,992

Automatic Data Processing, Inc.	1,267	310,314

BAE Systems PLC	9,411	166,791

Boeing Co.*	1,923	341,544

Broadridge Financial Solutions, Inc.	367	73,683

CAE, Inc.*	1,554	29,173

Carrier Global Corp.	2,634	166,442

Dover Corp.	439	80,697

Eaton Corp. PLC	1,244	414,065

Emerson Electric Co.	1,789	200,654

Expeditors International of Washington, Inc.	428	51,745

Fortive Corp.	1,083	80,619

General Dynamics Corp.	850	254,804

Honeywell International, Inc.	2,030	410,446

Illinois Tool Works, Inc.	919	223,087

Ingersoll Rand, Inc.	1,270	118,174

Johnson Controls International PLC	2,124	152,737

L3Harris Technologies, Inc.	593	133,324

Leidos Holdings, Inc.	416	61,173

Lockheed Martin Corp.	749	352,285

Mainfreight Ltd.	725	30,758

Melrose Industries PLC	3,960	31,048

Northrop Grumman Corp.	460	207,354

PACCAR, Inc.	1,616	173,720

Parker-Hannifin Corp.	396	210,482

Rockwell Automation, Inc.	361	92,968

Rolls-Royce Holdings PLC*	26,047	150,361

RTX Corp.	4,106	442,668

Smiths Group PLC	1,281	28,085

SS&C Technologies Holdings, Inc.	678	42,070

Textron, Inc.	612	53,617

Thomson Reuters Corp.	428	73,641

TransDigm Group, Inc.	170	228,349

	Number of Shares	Value $

Transurban Group(b)	9,332	77,640

(Cost $5,413,130)		5,676,880

Information Technology – 34.3%

Adobe, Inc.*	1,379	613,324

Akamai Technologies, Inc.*	420	38,741

Amdocs Ltd.	367	28,993

Analog Devices, Inc.	1,554	364,397

ANSYS, Inc.*	273	86,664

Applied Materials, Inc.	2,580	554,906

Arista Networks, Inc.*	799	237,822

Atlassian Corp.*, Class A	485	76,077

Autodesk, Inc.*	648	130,637

Cadence Design Systems, Inc.*	836	239,355

Capgemini SE	541	109,005

CGI, Inc.*	621	61,314

Check Point Software Technologies Ltd.*	279	41,989

Cisco Systems, Inc.	12,619	586,783

Cloudflare, Inc.*, Class A	851	57,604

Cognizant Technology Solutions Corp., Class A	1,576	104,252

Constellation Software, Inc.	61	169,648

Crowdstrike Holdings, Inc.*, Class A	696	218,314

Datadog, Inc.*, Class A	861	94,865

Dell Technologies, Inc., Class C	815	113,741

Enphase Energy, Inc.*	408	52,183

EPAM Systems, Inc.*	149	26,512

Fair Isaac Corp.*	73	94,165

Fortinet, Inc.*	1,995	118,343

Gen Digital, Inc.	1,760	43,701

Halma PLC	1,118	31,686

Hewlett Packard Enterprise Co.	4,073	71,888

HubSpot, Inc.*	152	92,880

International Business Machines Corp.	2,870	478,860

Intuit, Inc.	847	488,245

Keysight Technologies, Inc.*	536	74,225

KLA Corp.	420	319,003

Lam Research Corp.	407	379,503

Microsoft Corp.	5,318	2,207,661

Monday.com Ltd.*	154	34,790

MongoDB, Inc.*	207	48,864

Motorola Solutions, Inc.	519	189,388

Nice Ltd.*	190	36,061

NVIDIA Corp.	2,567	2,814,279

Okta, Inc.*	487	43,187

Open Text Corp.	680	19,894

Oracle Corp.	4,984	584,075

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Palantir Technologies, Inc.*, Class A	5,745	124,552

Palo Alto Networks, Inc.*	994	293,141

Roper Technologies, Inc.	335	178,475

Sage Group PLC	3,072	39,993

Salesforce, Inc.	2,936	688,316

ServiceNow, Inc.*	635	417,151

Shopify, Inc.*, Class A	3,758	222,368

Snowflake, Inc.*, Class A	931	126,784

Synopsys, Inc.*	476	266,941

Teradyne, Inc.	474	66,806

Trimble, Inc.*	778	43,319

VeriSign, Inc.*	319	55,608

WiseTech Global Ltd.	487	31,309

Wix.com Ltd.*	218	35,120

Workday, Inc.*, Class A	650	137,443

Xero Ltd.*	418	37,529

Zebra Technologies Corp.*, Class A	159	49,662

Zoom Video Communications, Inc.*, Class A	772	47,354

Zscaler, Inc.*	251	42,660

(Cost $14,840,067)		15,082,355

Materials – 3.0%

BHP Group Ltd.	15,862	469,537

Croda International PLC	469	27,110

Dow, Inc.	2,203	126,959

DuPont de Nemours, Inc.	1,294	106,315

First Quantum Minerals Ltd.	2,414	31,008

Fortescue Ltd.	5,051	83,106

Freeport-McMoRan, Inc.	4,437	233,963

Fresnillo PLC	3,638	28,695

IGO Ltd.	6,284	29,212

Lundin Mining Corp.	2,519	28,957

Lynas Rare Earths Ltd.*	6,691	29,636

Northern Star Resources Ltd.	3,465	33,068

Orica Ltd.	2,543	30,983

Pilbara Minerals Ltd.	11,543	29,095

South32 Ltd.	13,685	36,132

(Cost $1,225,444)		1,323,776

Real Estate – 0.2%

CoStar Group, Inc.*

(Cost $105,753)	1,269	99,198

Utilities – 4.9%

Algonquin Power & Utilities Corp.	4,409	27,719

	Number of Shares	Value $

American Electric Power Co., Inc.	1,652	149,093

Avangrid, Inc.	759	27,332

Constellation Energy Corp.	981	213,122

Dominion Energy, Inc.	2,630	141,810

Edison International	1,205	92,604

Emera, Inc.	977	34,016

Entergy Corp.	661	74,356

Exelon Corp.	3,097	116,292

FirstEnergy Corp.	1,802	72,549

Fortis, Inc.	680	27,192

Hydro One Ltd., 144A	1,109	31,940

Mercury NZ Ltd.	6,705	27,519

Meridian Energy Ltd.	7,622	31,657

National Grid PLC	11,660	130,997

NextEra Energy, Inc.	6,364	509,247

Northland Power, Inc.	1,931	33,006

PPL Corp.	2,310	67,752

Southern Co.	3,396	272,155

SSE PLC	3,248	72,575

(Cost $1,831,190)		2,152,933

TOTAL COMMON STOCKS

(Cost $42,099,842)		43,770,180

RIGHTS – 0.0%

Utilities – 0.0%

National Grid PLC* , expires 6/24/24

(Cost $0)	3,400	8,487

SECURITIES LENDING

COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”(c)(d), 5.24%

(Cost $18,550)	18,550	18,550

CASH EQUIVALENTS – 0.2%

DWS Government Money Market Series “Institutional Shares”(c), 5.26%

(Cost $68,548)	68,548	68,548

TOTAL INVESTMENTS – 99.7%

(Cost $42,186,940)		43,865,765

Other assets and liabilities, net – 0.3%		110,742

NET ASSETS – 100.0%		43,976,507

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2024

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:

Value ($) at 11/16/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (c)(d)

—	18,550 (e)	—	—	—	715	—	18,550	18,550

CASH EQUIVALENTS – 0.2%

DWS Government Money Market Series “Institutional Shares”, 5.26% (c)

—	5,496,290	(5,427,742)	—	—	1,407	—	68,548	68,548

—	5,514,840	(5,427,742)	—	—	2,122	—	87,098	87,098

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $17,962, which is 0.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini NASDAQ 100 futures	USD	5	185,507	185,910	6/21/2024	403

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$43,770,180	$—	$—	$43,770,180

Rights	8,487	—	—	8,487

Short-Term Investments (a)	87,098	—	—	87,098

Derivatives (b)

Futures Contracts	403	—	—	403

TOTAL	$43,866,168	$—	$—	$43,866,168

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  21

Statements of Assets and Liabilities

May 31, 2024

	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF	Xtrackers US Green Infrastructure Select Equity ETF

Assets
Investment in non-affiliated securities at value	$5,650,159	$693,910,158	$7,652,370	$4,518,150
Investment in DWS Government Money Market Series	1,845	1,564,194	1,039	—
Investment in DWS Government & Agency Securities Portfolio*	116,100	31,483,119	—	603,600
Cash	—	—	—	855
Foreign currency at value	504	1,932,343	4,088	—
Deposit with broker for futures contracts	—	451,224	—	—
Receivables:
Variation margin on futures contracts	—	58,165	—	—
Dividends	3,807	3,851,373	6,542	2,263
Interest	15	6,570	8	—
Affiliated securities lending income	52	27,483	—	3,688
Foreign tax reclaim	—	530,068	—	—
Total assets	$5,772,482	$733,814,697	$7,664,047	$5,128,556

Liabilities
Payable upon return of securities loaned	$116,100	$31,483,119	$—	$603,600
Payables:
Investment advisory fees	995	60,008	944	1,279
Deferred foreign tax	—	556,495	—	—
Total liabilities	117,095	32,099,622	944	604,879
Net Assets, at value	$5,655,387	$701,715,075	$7,663,103	$4,523,677

Net Assets Consist of
Paid-in capital	$5,362,869	$832,957,634	$5,818,774	$5,675,537
Distributable earnings (loss)	292,518	(131,242,559)	1,844,329	(1,151,860)
Net Assets, at value	$5,655,387	$701,715,075	$7,663,103	$4,523,677
Number of Common Shares outstanding	200,001	33,200,001	225,001	225,001
Net Asset Value	$28.28	$21.14	$34.06	$20.11

Investment in non-affiliated securities at cost	$5,339,981	$775,757,681	$5,862,762	$4,920,990
Value of securities loaned	$109,530	$28,962,035	$—	$562,990
Investment in DWS Government Money Market Series at cost	$1,845	$1,564,194	$1,039	$—
Investment in DWS Government & Agency Securities Portfolio at cost*	$116,100	$31,483,119	$—	$603,600
Foreign currency at cost	$502	$1,946,333	$4,071	$—

*  Represents collateral on securities loaned.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2024

Xtrackers US National Critical Technologies ETF

Assets
Investment in non-affiliated securities at value	$43,778,667
Investment in DWS Government Money Market Series	68,548
Investment in DWS Government & Agency Securities Portfolio*	18,550
Cash	921
Foreign currency at value	56,070
Deposit with broker for futures contracts	9,735
Receivables:
Dividends	74,050
Interest	284
Affiliated securities lending income	221
Total assets	$44,007,046

Liabilities
Payable upon return of securities loaned	$18,550
Payables:
Investment advisory fees	11,834
Variation margin on futures contracts	155
Total liabilities	30,539
Net Assets, at value	$43,976,507

Net Assets Consist of
Paid-in capital	$42,214,265
Distributable earnings (loss)	1,762,242
Net Assets, at value	$43,976,507
Number of Common Shares outstanding	1,500,001
Net Asset Value	$29.32

Investment in non-affiliated securities at cost	$42,099,842
Value of securities loaned	$17,962
Investment in DWS Government Money Market Series at cost	$68,548
Investment in DWS Government & Agency Securities Portfolio at cost*	$18,550
Foreign currency at cost	$55,818

*  Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  23

Statements of Operations

For the Year Ended May 31, 2024

	Xtrackers Cybersecurity Select Equity ETF(1)	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF(1)	Xtrackers US Green Infrastructure Select Equity ETF(1)

Investment Income
Unaffiliated dividend income*	$47,363	$25,051,993	$56,811	$31,872
Income distributions from affiliated funds	1,016	42,714	110	—
Affiliated securities lending income	315	292,806	—	11,726
Total investment income	48,694	25,387,513	56,921	43,598

Expenses
Investment advisory fees	9,981	768,539	7,521	14,000
Other expenses	—	403	—	—
Total expenses	9,981	768,942	7,521	14,000
Less fees waived (see note 3):
Waiver	(38)	(129,110)	(3)	—
Net expenses	9,943	639,832	7,518	14,000
Net investment income (loss)	38,751	24,747,681	49,403	29,598

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(10,425)	(22,814,472)	39,695	(754,979)
In-kind redemptions	357,906	926,126	—	37,692
Futures contracts	1,776	616,669	—	—
Foreign currency transactions	(4,316)	(267,415)	(3,041)	—
Net realized gain (loss)	344,941	(21,539,092)	36,654	(717,287)
Net change in unrealized appreciation (depreciation) on:
Investments***	310,178	51,891,449	1,789,608	(402,840)
Futures contracts	—	(8,781)	—	—
Foreign currency translations	(131)	21,021	(32)	—
Net change in unrealized appreciation (depreciation)	310,047	51,903,689	1,789,576	(402,840)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	654,988	30,364,597	1,826,230	(1,120,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	$693,739	$55,112,278	$1,875,633	$(1,090,529)

* Unaffiliated foreign tax withheld	$4,720	$2,567,024	$4,005	$760
** Including foreign taxes	$—	$855,709	$—	$—
*** Net of change in deferred foreign taxes	$—	$(234,972)	$—	$—

(1) For the period July 13, 2023 (commencement of operations) through May 31, 2024.

See Notes to Financial Statements.

24  |  DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2024

Xtrackers US National Critical Technologies ETF(1)

Investment Income
Unaffiliated dividend income*	$228,424
Income distributions from affiliated funds	1,407
Affiliated securities lending income	715
Total investment income	230,546

Expenses
Investment advisory fees	43,685
Other expenses	6
Total expenses	43,691
Less fees waived (see note 3):
Waiver	(48)
Net expenses	43,643
Net investment income (loss)	186,903

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(20,470)
In-kind redemptions	365,136
Futures contracts	637
Foreign currency transactions	(348)
Net realized gain (loss)	344,955
Net change in unrealized appreciation (depreciation) on:

Investments	1,678,825
Futures contracts	403
Foreign currency translations	171
Net change in unrealized appreciation (depreciation)	1,679,399
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,024,354
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,211,257

* Unaffiliated foreign tax withheld	$2,793

(1) For the period November 16, 2023 (commencement of operations) through May 31, 2024.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Statements of Changes in Net Assets

	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF		Xtrackers Semiconductor Select Equity ETF
	For the Period July 13, 2023(1) to May 31, 2024	Year Ended May 31, 2024	Year Ended May 31, 2023	For the Period July 13, 2023(1) to May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$38,751	$24,747,681	$19,889,191	$49,403
Net realized gain (loss)	344,941	(21,539,092)	(17,895,193)	36,654
Net change in net unrealized appreciation (depreciation)	310,047	51,903,689	(99,591,076)	1,789,576
Net increase (decrease) in net assets resulting from operations	693,739	55,112,278	(97,597,078)	1,875,633
Distributions to Shareholders	(40,336)	(22,772,407)	(10,275,798)	(31,304)
Fund Shares Transactions
Proceeds from shares sold	6,436,453	116,414,059	112,001,214	5,818,749
Value of shares redeemed	(1,434,494)	(6,807,337)	(3,232,508)	—
Net increase (decrease) in net assets resulting from fund share transactions	5,001,959	109,606,722	108,768,706	5,818,749
Total net increase (decrease) in Net Assets	5,655,362	141,946,593	895,830	7,663,078
Net Assets
Beginning of period	25	559,768,482	558,872,652	25
End of period	$5,655,387	$701,715,075	$559,768,482	$7,663,103

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	27,800,001	22,650,001	1
Shares sold	250,000	5,750,000	5,300,000	225,000
Shares redeemed	(50,000)	(350,000)	(150,000)	—
Shares outstanding, end of period	200,001	33,200,001	27,800,001	225,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

26  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF
	For the Period July 13, 2023(1) to May 31, 2024	For the Period November 16, 2023(1) to May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$29,598	$186,903
Net realized gain (loss)	(717,287)	344,955
Net change in net unrealized appreciation (depreciation)	(402,840)	1,679,399
Net increase (decrease) in net assets resulting from operations	(1,090,529)	2,211,257
Distributions to Shareholders	(24,484)	(80,354)
Fund Shares Transactions
Proceeds from shares sold	6,246,667	43,302,231
Value of shares redeemed	(608,002)	(1,456,652)
Net increase (decrease) in net assets resulting from fund share transactions	5,638,665	41,845,579
Total net increase (decrease) in Net Assets	4,523,652	43,976,482
Net Assets
Beginning of period	25	25
End of period	$4,523,677	$43,976,507

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	250,000	1,550,000
Shares redeemed	(25,000)	(50,000)
Shares outstanding, end of period	225,001	1,500,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |  27

Financial Highlights

Xtrackers Cybersecurity Select Equity ETF

	Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19
Net realized and unrealized gain (loss)	3.29
Total from investment operations	3.48
Less distributions from:
Net investment income	(0.17)
Net realized gains	(0.03)
Total from distributions	(0.20)
Net Asset Value, end of period	$28.28
Total Return (%)(c)	13.87	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6
Ratio of expenses before fee waiver (%)	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*
Ratio of net investment income (loss) (%)	0.78	*
Portfolio turnover rate (%)(d)	41	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers International Real Estate ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$20.14	$24.67	$29.15	$22.85	$27.84
Income (loss) from investment operations:
Net investment income (loss)(a)	0.80	0.80	0.92	0.92	0.84
Net realized and unrealized gain (loss)	0.97	(4.91)	(4.05)	6.28	(4.74)
Total from investment operations	1.77	(4.11)	(3.13)	7.20	(3.90)
Less distributions from:
Net investment income	(0.77)	(0.42)	(1.35)	(0.90)	(1.09)
Total from distributions	(0.77)	(0.42)	(1.35)	(0.90)	(1.09)
Net Asset Value, end of year	$21.14	$20.14	$24.67	$29.15	$22.85
Total Return (%)(b)	8.91	(16.76)	(11.26)	32.15	(14.80)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	702	560	559	458	231
Ratio of expenses before fee waiver (%)	0.12	0.12	0.12	0.12	0.12
Ratio of expenses after fee waiver (%)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) (%)	3.86	3.70	3.38	3.55	3.21
Portfolio turnover rate (%)(c)	15	8	17	9	12

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Financial Highlights (Continued)

Xtrackers Semiconductor Select Equity ETF

	Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.24
Net realized and unrealized gain (loss)	8.98
Total from investment operations	9.22
Less distributions from:
Net investment income	(0.16)
Total from distributions	(0.16)
Net Asset Value, end of period	$34.06
Total Return (%)(c)	36.98	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	0.99	*
Portfolio turnover rate (%)(d)	18	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

30  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US Green Infrastructure Select Equity ETF

	Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13
Net realized and unrealized gain (loss)	(4.91)
Total from investment operations	(4.78)
Less distributions from:
Net investment income	(0.11)
Total from distributions	(0.11)
Net Asset Value, end of period	$20.11
Total Return (%)	(19.15	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses (%)	0.35	*
Ratio of net investment income (loss) (%)	0.74	*
Portfolio turnover rate (%)(c)	55	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Financial Highlights (Continued)

Xtrackers US National Critical Technologies ETF

	Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.23
Net realized and unrealized gain (loss)	4.19
Total from investment operations	4.42
Less distributions from:
Net investment income	(0.10)
Total from distributions	(0.10)
Net Asset Value, end of period	$29.32
Total Return (%)(c)	17.70	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	44
Ratio of expenses before fee waiver (%)	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*
Ratio of net investment income (loss) (%)	1.50	*
Portfolio turnover rate (%)(d)	6	**

(a)	For the period November 16, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

32  |  DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2024, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Cybersecurity Select Equity ETF

Xtrackers International Real Estate ETF

Xtrackers Semiconductor Select Equity ETF

Xtrackers US Green Infrastructure Select Equity ETF

Xtrackers US National Critical Technologies ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US Green Infrastructure Select Equity ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asst value (“NAV”), only in large specified lots consisting of 25,000 shares, except for Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF which lots consist of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers Cybersecurity Select Equity ETF	Solactive Cyber Security ESG Screened Index

Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index

Xtrackers Semiconductor Select Equity ETF	Solactive Semiconductor ESG Screened Index

Xtrackers US Green Infrastructure Select Equity ETF	Solactive United States Green Infrastructure ESG Screened Index

Xtrackers US National Critical Technologies ETF	Solactive Whitney U.S. Critical Technologies Index

The Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The Underlying Index is rebalanced quarterly.

The Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The Solactive United States Green Infrastructure ESG Screened Index which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating. The Index Underlying is rebalanced on the last Thursday of the months of January, April, July and October.

DBX ETF Trust  |  33

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers International Real Estate ETF is a diversified series of the Trust. Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange and the Nasdaq, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts,

34  |  DBX ETF Trust

and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF to pay out dividends from its net investment income, if any, to investors quarterly. It is the policy of the Xtrackers International Real Estate ETF to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to

U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the

Statements of Operations. For the year ended May 31, 2024, the Funds did not incur any interest or penalties.

DBX ETF Trust  |  35

As of May 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers Cybersecurity Select Equity ETF	$3,745	$—	$288,773	$292,518

Xtrackers International Real Estate ETF	13,709,998	(27,286,511)	(117,666,046)	(131,242,559)

Xtrackers Semiconductor Select Equity ETF	55,764	—	1,788,565	1,844,329

Xtrackers US Green Infrastructure Select Equity ETF	5,114	(735,026)	(421,948)	(1,151,860)

Xtrackers US National Critical Technologies ETF	121,457	—	1,640,785	1,762,242

The tax character of dividends and distributions declared for the years ended May 31, 2024 and May 31, 2023 were as follows:

Year Ended May 31, 2024
Ordinary Income*

Xtrackers Cybersecurity Select Equity ETF	$40,336

Xtrackers International Real Estate ETF	22,772,407

Xtrackers Semiconductor Select Equity ETF	31,304

Xtrackers US Green Infrastructure Select Equity ETF	24,484

Xtrackers US National Critical Technologies ETF	80,354

Period Ended May 31, 2023
Ordinary Income*

Xtrackers International Real Estate ETF	10,275,798

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers International Real Estate ETF	$5,043,173	$22,243,338	$27,286,511

Xtrackers US Green Infrastructure Select Equity ETF	735,026	—	735,026

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2024, the Funds had no post-October capital losses.

For the fiscal year ended May 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and equalization.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers Cybersecurity Select Equity ETF	$(360,885)	$360,885

Xtrackers International Real Estate ETF	(443,759)	443,759

Xtrackers US Green Infrastructure Select Equity ETF	(36,847)	36,847

Xtrackers US National Critical Technologies ETF	(368,661)	368,661

As of May 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

36  |  DBX ETF Trust

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Cybersecurity Select Equity ETF	$ 5,479,200	$ 288,904	$ 713,770	$ (424,866)

Xtrackers International Real Estate ETF	844,050,308	(117,061,081)	40,505,463	(157,566,544)

Xtrackers Semiconductor Select Equity ETF	5,864,812	1,788,597	1,911,723	(123,126)

Xtrackers US Green Infrastructure Select Equity ETF	5,543,698	(421,948)	464,738	(886,686)

Xtrackers US National Critical Technologies ETF	42,225,151	1,640,614	3,259,093	(1,618,479)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, for Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF, may lend securities of the Funds to certain financial institutions under the terms of its securities lending agreement. Prior to August 1, 2023, the Bank of New York Mellon served as securities lending agent for the Xtrackers International Real Estate ETF. Effective August 1, 2023, National Financial Services LLC serves as securities lending agent for Xtrackers International Real Estate ETF and lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2024

DBX ETF Trust  |  37

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers Cybersecurity Select Equity ETF

Common Stocks	$116,100	$—	$—	$—	$116,100

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$116,100

Xtrackers International Real Estate ETF

Common Stocks	$31,483,119	$—	$—	$—	$31,483,119

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$31,483,119

Xtrackers US Green Infrastructure Select Equity ETF

Common Stocks	$603,600	$—	$—	$—	$603,600

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$603,600

Xtrackers US National Critical Technologies ETF

Common Stocks	$18,550	$—	$—	$—	$18,550

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$18,550

As of May 31, 2024, Xtrackers Semiconductor Select Equity ETF had no securities on loan.

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2024, the Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2024 is included in a table following the Funds’ Schedule of Investments.

The following table summarizes the value of the Funds’ derivative instruments held as of May 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$79,997	Unrealized depreciation on futures contracts*	$5,940

	Total	$79,997	Total	$5,940

Xtrackers US National Critical Technologies ETF

Equity contracts	Unrealized appreciation on futures contracts*	$403	Unrealized depreciation on futures contracts*	$—

	Total	$403	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

38  |   DBX ETF Trust

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts

Xtrackers Cybersecurity Select Equity ETF	$1,776

Xtrackers International Real Estate ETF	616,669

Xtrackers US National Critical Technologies ETF	637

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts

Xtrackers International Real Estate ETF	$(8,781)

Xtrackers US National Critical Technologies ETF	403

For the year ended May 31, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers Cybersecurity Select Equity ETF	$35,755

Xtrackers International Real Estate ETF	4,332,041

Xtrackers US National Critical Technologies ETF	73,458

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers Cybersecurity Select Equity ETF	0.20%

Xtrackers International Real Estate ETF	0.12%

Xtrackers Semiconductor Select Equity ETF	0.15%

Xtrackers US Green Infrastructure Select Equity ETF	0.35%

Xtrackers US National Critical Technologies ETF	0.35%

The Advisor for the Xtrackers International Real Estate ETF has contractually agreed, until September 30, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended May 31, 2024, the Advisor waived $128,090 of the expenses of the Fund.

DBX ETF Trust  |  39

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended May 31, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers Cybersecurity Select Equity ETF	$38

Xtrackers International Real Estate ETF	1,020

Xtrackers Semiconductor Select Equity ETF	3

Xtrackers US National Critical Technologies ETF	48

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as

Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers Cybersecurity Select Equity ETF	$8,160,626	$2,314,367

Xtrackers International Real Estate ETF	118,235,038	97,864,277

Xtrackers Semiconductor Select Equity ETF	1,808,636	1,043,161

Xtrackers US Green Infrastructure Select Equity ETF	2,552,705	2,593,811

Xtrackers US National Critical Technologies ETF	35,767,163	1,204,077

For the year ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Cybersecurity Select Equity ETF	$593,531	$1,444,928

Xtrackers International Real Estate ETF	92,435,216	5,854,821

Xtrackers Semiconductor Select Equity ETF	5,057,592	—

Xtrackers US Green Infrastructure Select Equity ETF	6,293,015	605,064

Xtrackers US National Critical Technologies ETF	8,638,613	1,446,481

5. Fund Share Transactions

As of May 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

40  |  DBX ETF Trust

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2024, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held

Xtrackers Cybersecurity Select Equity ETF	80%

Xtrackers Semiconductor Select Equity ETF	69%

Xtrackers US Green Infrastructure Select Equity ETF	89%

Xtrackers US National Critical Technologies ETF	76%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF, and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at May 31, 2024.

DBX ETF Trust  |  41

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Xtrackers International Real Estate ETF, Xtrackers US National Critical Technologies ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, and Xtrackers US Green Infrastructure Select Equity ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust (the “Trust”)), including the schedule of investments, as of May 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at May 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers International Real Estate ETF	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the five years in the period ended May 31, 2024

Xtrackers US National Critical Technologies ETF	For the period from November 16, 2023 (commencement of operations) through May 31, 2024

Xtrackers Cybersecurity Select Equity ETF	For the period from July 13, 2023 (commencement of operations) through May 31, 2024

Xtrackers Semiconductor Select Equity ETF

Xtrackers US Green Infrastructure Select Equity ETF

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were

42  |  DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 24, 2024

DBX ETF Trust  |  43

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement for an annual period ending on May 31, 2025 with respect to Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, and Xtrackers US Green Infrastructure ETF. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of a meeting of the Trustees held on February 14-15, 2024 (the “February Meeting”), from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust

Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

44  |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the Peer Groups for currency-hedged Funds included ETFs that were not currency hedged. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

DBX ETF Trust  |  45

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers International Real Estate ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers International Real Estate ETF (the “Fund”). In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory Agreement for the Fund for a new annual period ending on May 31, 2025. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the February Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for the Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) the Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of the Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Fund.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

46  |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

The Board considered the information regarding the Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to the Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for the Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to the Fund, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Fund’s compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Fund. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Fund were below or equal to the average and/or median of the ETFs in the Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that the Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board considered that the Fund’s fee had been priced to scale when it was established. The Board also considered that the Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in

DBX ETF Trust  |  47

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Fund and the information provided by the Advisor to the Board regarding the Fund’s profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Fund, the Board considered the Advisor’s profitability without accounting for such expenses, which reflected that the Fund was not profitable as of this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale. The Board considered that the Fund had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

48  |  DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2024.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers Cybersecurity Select Equity ETF	100%	15%
Xtrackers International Real Estate ETF	77%	—%
Xtrackers Semiconductor Select Equity ETF	61%	32%
Xtrackers US Green Infrastructure Select Equity ETF	100%	91%
Xtrackers US National Critical Technologies ETF	100%	85%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers International Real Estate ETF	$27,537,667	$ 1,680,105

DBX ETF Trust  |  49

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)	/s/ Arne Noack
Arne Noack
Principal Executive Officer

Date August 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arne Noack
Arne Noack
Principal Executive Officer

Date August 2, 2024

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date August 2, 2024